UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan® Extended Market
Index Fund

November 30, 2009

1.810690.105

SEI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (c)	73,459	$ 459,119
Amerigon, Inc. (a)	23,891	158,397
Amerityre Corp. (a)(c)	29,329	7,626
ArvinMeritor, Inc. (c)	107,722	873,625
BorgWarner, Inc.	158,515	4,788,738
Cooper Tire & Rubber Co.	86,847	1,556,298
Dana Holding Corp. (a)	139,614	1,016,390
Dorman Products, Inc. (a)	12,243	181,074
Drew Industries, Inc. (a)	29,514	571,096
Exide Technologies (a)	79,119	593,393
Federal-Mogul Corp. Class A (a)	41,367	558,455
Fuel Systems Solutions, Inc. (a)(c)	21,478	1,036,099
Gentex Corp.	187,937	3,123,513
Hawk Corp. Class A (a)	12,526	204,174
Modine Manufacturing Co. (c)	50,641	538,314
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	237,013	296,266
Raser Technologies, Inc. (a)(c)	168,169	195,076
Shiloh Industries, Inc. (a)	7,998	33,592
Spartan Motors, Inc.	57,110	295,830
Standard Motor Products, Inc.	18,927	170,154
Stoneridge, Inc. (a)	21,118	147,615
Strattec Security Corp.	1,213	18,583
Superior Industries International, Inc. (c)	41,372	592,447
Tenneco, Inc. (a)	68,870	993,105
TRW Automotive Holdings Corp. (a)	96,828	2,106,977
WABCO Holdings, Inc.	86,667	2,047,941
		22,563,897
Automobiles - 0.1%
Thor Industries, Inc. (c)	50,710	1,442,700
Winnebago Industries, Inc. (a)(c)	39,085	424,072
		1,866,772
Distributors - 0.1%
Amcon Distributing Co.	1,022	77,335
Audiovox Corp. Class A (a)	31,960	235,545
Core-Mark Holding Co., Inc. (a)(c)	13,487	405,689
LKQ Corp. (a)	190,885	3,327,126
		4,045,695
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)(c)	25,413	813,978
Bridgepoint Education, Inc.	24,929	398,116
Brinks Home Security Holdings, Inc. (a)	65,159	2,132,002
Capella Education Co. (a)(c)	22,337	1,592,181
Career Education Corp. (a)(c)	82,106	2,137,219
Carriage Services, Inc. (a)	9,225	36,808
Coinstar, Inc. (a)(c)	37,782	1,012,180
Collectors Universe, Inc.	1,364	12,030
Corinthian Colleges, Inc. (a)(c)	110,231	1,633,623
CPI Corp.	8,848	104,849

	Shares	Value
Education Management Corp.	24,423	$ 517,279
Grand Canyon Education, Inc.	21,460	411,388
Hillenbrand, Inc.	84,893	1,553,542
ITT Educational Services, Inc. (a)(c)	51,343	4,671,186
Jackson Hewitt Tax Service, Inc.	27,794	115,067
K12, Inc. (a)(c)	30,404	544,840
Learning Tree International, Inc. (a)	12,160	133,882
Lincoln Educational Services Corp. (a)	19,434	429,880
Mac-Gray Corp. (a)	8,800	71,192
Matthews International Corp. Class A	41,378	1,433,334
Nobel Learning Communities, Inc. (a)	2,715	21,177
Pre-Paid Legal Services, Inc. (c)	13,505	514,270
Princeton Review, Inc. (a)(c)	29,132	113,032
Regis Corp. (c)	74,534	1,167,202
Service Corp. International (c)	340,000	2,624,800
Sotheby's Class A (ltd. vtg.)	94,909	1,800,424
Spectrum Group International, Inc. (a)	1,784	4,353
Steiner Leisure Ltd. (a)	21,360	844,788
Stewart Enterprises, Inc. Class A (c)	127,464	596,532
Strayer Education, Inc. (c)	18,700	3,693,250
Universal Technical Institute, Inc. (a)	33,796	638,406
Weight Watchers International, Inc.	40,803	1,129,427
		32,902,237
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (a)	63,027	493,501
Ambassadors Group, Inc.	31,464	370,646
Ambassadors International, Inc. (a)	7,395	3,042
Ameristar Casinos, Inc.	29,945	520,444
ARK Restaurants Corp.	5,734	79,187
Bally Technologies, Inc. (a)(c)	77,788	3,230,536
Benihana, Inc. Class A (sub. vtg.) (a)	14,750	48,380
BJ's Restaurants, Inc. (a)(c)	34,789	593,848
Bluegreen Corp. (a)	15,202	35,269
Bob Evans Farms, Inc.	45,890	1,159,181
Boyd Gaming Corp. (a)(c)	92,363	754,606
Brinker International, Inc.	135,780	1,873,764
Buffalo Wild Wings, Inc. (a)(c)	25,830	1,031,650
Burger King Holdings, Inc. (c)	122,187	2,077,179
California Pizza Kitchen, Inc. (a)(c)	44,902	563,969
Caribou Coffee Co., Inc. (a)	3,569	30,051
Carrols Restaurant Group, Inc. (a)	13,945	92,316
CEC Entertainment, Inc. (a)(c)	30,297	883,461
Cedar Fair LP (depository unit)	37,263	307,420
Century Casinos, Inc. (a)	29,959	75,497
Chipotle Mexican Grill, Inc. Class A (a)(c)	44,515	3,714,777
Choice Hotels International, Inc. (c)	40,494	1,269,487
Churchill Downs, Inc.	15,973	552,666
CKE Restaurants, Inc.	68,651	579,414
Cosi, Inc. (a)	50,022	30,013
Cracker Barrel Old Country Store, Inc.	30,886	1,160,078
Denny's Corp. (a)	149,556	342,483
DineEquity, Inc. (c)	24,331	518,494
Domino's Pizza, Inc. (a)(c)	61,250	482,038
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Downs Gaming & Entertainment, Inc.	25,627	$ 116,859
Dover Motorsports, Inc.	22,686	41,742
Einstein Noah Restaurant Group, Inc. (a)	9,000	89,370
Empire Resorts, Inc. (a)(c)	29,497	81,117
Famous Dave's of America, Inc. (a)	10,737	62,704
Frisch's Restaurants, Inc.	2,711	63,437
Gaylord Entertainment Co. (a)(c)	48,177	847,915
Great Wolf Resorts, Inc. (a)	56,227	136,632
Hyatt Hotels Corp. Class A	53,263	1,531,311
Icahn Enterprises LP	7,341	304,578
International Speedway Corp. Class A	38,969	1,050,994
Interval Leisure Group, Inc. (a)	61,017	698,034
Isle of Capri Casinos, Inc. (a)(c)	25,751	194,935
Jack in the Box, Inc. (a)	74,899	1,398,364
Jamba, Inc. (a)(c)	20,639	38,182
Krispy Kreme Doughnuts, Inc. (a)	96,746	311,522
Lakes Entertainment, Inc. (a)	25,879	66,250
Landry's Restaurants, Inc. (a)(c)	12,835	272,872
Las Vegas Sands Corp. (a)(c)	604,361	9,258,811
Life Time Fitness, Inc. (a)(c)	57,532	1,300,223
Lodgian, Inc. (a)	30,634	38,905
Luby's, Inc. (a)	27,286	96,865
Marcus Corp.	35,270	436,995
MAXXAM, Inc. (a)	2,331	22,145
McCormick & Schmick's Seafood Restaurants (a)	24,841	153,766
MGM Mirage, Inc. (a)(c)	347,645	3,674,608
Monarch Casino & Resort, Inc. (a)	14,183	106,089
Morgans Hotel Group Co. (a)	34,281	126,154
Morton's Restaurant Group, Inc. (a)	8,711	23,955
MTR Gaming Group, Inc. (a)	23,573	35,595
Multimedia Games, Inc. (a)(c)	34,474	189,262
O'Charleys, Inc. (a)	29,511	189,461
Orient Express Hotels Ltd. Class A (c)	99,048	828,041
P.F. Chang's China Bistro, Inc. (a)(c)	31,437	1,025,475
Panera Bread Co. Class A (a)	44,400	2,795,424
Papa John's International, Inc. (a)	31,777	702,907
Peet's Coffee & Tea, Inc. (a)(c)	25,920	843,955
Penn National Gaming, Inc. (a)(c)	93,429	2,502,963
Pinnacle Entertainment, Inc. (a)	89,197	942,812
Premier Exhibitions, Inc. (a)	16,798	19,822
Red Lion Hotels Corp. (a)	27,043	121,964
Red Robin Gourmet Burgers, Inc. (a)(c)	24,676	385,192
Rick's Cabaret International, Inc. (a)	1,788	12,462
Royal Caribbean Cruises Ltd. (a)(c)	182,244	4,477,735
Rubio's Restaurants, Inc. (a)	3,930	28,807
Ruby Tuesday, Inc. (a)(c)	72,651	459,881
Ruth's Hospitality Group, Inc. (a)	15,729	34,132
Scientific Games Corp. Class A (a)	96,387	1,363,876
Shuffle Master, Inc. (a)	68,852	562,521

	Shares	Value
Silverleaf Resorts, Inc. (a)	16,000	$ 11,680
Sonic Corp. (a)(c)	81,622	786,836
Speedway Motorsports, Inc.	20,703	330,627
Texas Roadhouse, Inc. Class A (a)(c)	78,589	807,895
The Cheesecake Factory, Inc. (a)(c)	79,464	1,496,307
The Steak n Shake Co. (a)	37,744	433,301
Town Sports International Holdings, Inc. (a)	11,158	24,548
Vail Resorts, Inc. (a)(c)	40,299	1,563,198
VCG Holding Corp. (a)	18,692	39,440
Wendy's/Arby's Group, Inc.	505,414	2,072,197
WMS Industries, Inc. (a)(c)	60,969	2,370,475
Youbet.com, Inc. (a)	30,676	89,574
		72,967,096
Household Durables - 1.2%
American Greetings Corp. Class A	56,316	1,165,741
Bassett Furniture Industries, Inc.	8,703	34,551
Beazer Homes USA, Inc. (a)(c)	59,402	255,429
Blyth, Inc.	10,638	346,054
Brookfield Homes Corp. (a)(c)	9,444	55,247
Cavco Industries, Inc. (a)	8,826	315,000
Cobra Electronics Corp. (a)	1,132	1,540
CSS Industries, Inc.	13,990	259,515
Dixie Group, Inc. (a)	6,499	17,547
Emerson Radio Corp. (a)	9,263	18,526
Ethan Allen Interiors, Inc. (c)	40,124	465,840
Flexsteel Industries, Inc.	6,973	57,876
Furniture Brands International, Inc. (a)	52,886	221,063
Garmin Ltd. (c)	163,545	4,886,725
Helen of Troy Ltd. (a)	39,599	813,759
Hooker Furniture Corp.	16,819	205,192
Hovnanian Enterprises, Inc. Class A (a)(c)	63,368	249,036
iRobot Corp. (a)(c)	37,138	523,646
Jarden Corp. (c)	121,406	3,332,595
Kid Brands, Inc. (a)	16,705	72,667
La-Z-Boy, Inc. (c)	73,330	700,302
Lifetime Brands, Inc. (c)	12,011	74,468
M.D.C. Holdings, Inc.	52,871	1,569,740
M/I Homes, Inc. (a)(c)	22,355	245,011
Meritage Homes Corp. (a)(c)	43,655	778,369
Mohawk Industries, Inc. (a)(c)	75,945	3,119,821
National Presto Industries, Inc.	7,882	734,366
NVR, Inc. (a)(c)	7,998	5,383,854
Orleans Homebuilders, Inc. (a)(c)	4,454	7,928
Palm Harbor Homes, Inc. (a)	9,454	18,435
Ryland Group, Inc.	58,104	1,063,884
Sealy Corp., Inc. (a)	81,807	219,243
Skyline Corp.	14,802	243,789
Standard Pacific Corp. (a)	172,991	551,841
Stanley Furniture Co., Inc.	15,731	116,881
Tempur-Pedic International, Inc. (a)(c)	99,691	2,148,341
Toll Brothers, Inc. (a)(c)	181,362	3,534,745
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	86,810	$ 4,041,006
Universal Electronics, Inc. (a)	26,256	564,767
		38,414,340
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	91,679
Bidz.com, Inc. (a)	10,552	24,270
Blue Nile, Inc. (a)(c)	21,838	1,220,526
dELiA*s, Inc. (a)	25,316	41,771
Drugstore.com, Inc. (a)	71,510	213,100
eDiets.com, Inc. (a)(c)	14,028	18,798
Gaiam, Inc. Class A (a)	15,653	110,980
Hollywood Media Corp. (a)	26,946	29,641
HSN, Inc. (a)	61,586	1,103,621
Liberty Media Corp. Interactive Series A (a)	837,258	8,908,425
NetFlix, Inc. (a)(c)	63,698	3,734,614
NutriSystem, Inc.	47,498	1,173,201
Orbitz Worldwide, Inc. (a)	55,775	330,188
Overstock.com, Inc. (a)(c)	28,744	420,237
PetMed Express, Inc. (c)	45,901	753,694
Shutterfly, Inc. (a)(c)	36,474	523,037
Stamps.com, Inc. (a)	24,970	222,483
Ticketmaster Entertainment, Inc. (a)	62,372	656,777
US Auto Parts Network, Inc. (a)	28,450	131,155
ValueVision Media, Inc. Class A (a)	39,538	139,569
Vitacost.com, Inc.	20,506	164,048
		20,011,814
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,451	124,544
Brunswick Corp.	128,354	1,288,674
Callaway Golf Co.	92,022	659,798
Cybex International, Inc. (a)	14,718	18,103
Escalade, Inc. (a)	6,336	13,179
Gametech International, Inc. (a)	13,061	18,155
JAKKS Pacific, Inc. (a)(c)	46,769	564,034
Johnson Outdoors, Inc. Class A	1,929	18,383
Leapfrog Enterprises, Inc. Class A (a)	51,847	155,541
Marine Products Corp.	11,382	53,609
Meade Instruments Corp. (a)	201	553
Nautilus, Inc. (a)	27,540	53,152
Polaris Industries, Inc. (c)	44,747	1,952,312
Pool Corp.	67,356	1,216,449
RC2 Corp. (a)	29,552	404,862
Smith & Wesson Holding Corp. (a)(c)	83,033	410,183
Sport Supply Group, Inc.	9,387	100,629
Steinway Musical Instruments, Inc. (a)	10,524	150,493
Sturm Ruger & Co., Inc. (c)	29,607	318,571
		7,521,224
Media - 2.6%
4Kids Entertainment, Inc. (a)	18,966	26,173

	Shares	Value
A.H. Belo Corp. Class A	15,726	$ 70,767
Alloy, Inc. (a)	9,827	78,616
ante4, Inc. (a)	19,388	22,296
Arbitron, Inc.	34,654	746,101
Ascent Media Corp. (a)	25,685	588,187
Atrinsic, Inc. (a)	2,087	1,732
Ballantyne of Omaha, Inc. (a)	30	96
Beasley Broadcast Group, Inc. Class A (a)	4,117	14,904
Belo Corp. Series A	143,509	675,927
Cablevision Systems Corp. - NY Group Class A	324,858	8,127,947
Carmike Cinemas, Inc. (a)	24,755	150,758
Cinemark Holdings, Inc.	68,040	860,706
CKX, Inc. (a)(c)	79,580	434,507
Clear Channel Outdoor Holding, Inc. Class A (a)	73,934	675,017
Crown Media Holdings, Inc. Class A (a)(c)	4,844	7,460
Cumulus Media, Inc. Class A (a)	58,225	131,006
DIRECTV (a)	1	32
Discovery Communications, Inc. (a)(c)	388,964	12,427,400
DISH Network Corp. Class A	290,474	6,015,717
Dolan Media Co. (a)(c)	45,623	536,070
DreamWorks Animation SKG, Inc. Class A (a)(c)	95,120	3,183,666
E.W. Scripps Co. Class A (a)	37,323	235,135
EDCI Holdings, Inc. (a)	6,425	36,944
Emmis Communications Corp. Class A (a)	64,360	72,727
Entercom Communications Corp. Class A (a)(c)	29,619	183,045
Entravision Communication Corp. Class A (a)	60,708	148,735
Fisher Communications, Inc. (a)	11,582	186,470
Franklin Electronic Publishers, Inc. (a)	2,339	5,754
Gray Television, Inc. (a)	51,014	57,136
Harris Interactive, Inc. (a)	41,822	43,077
Harte-Hanks, Inc.	60,612	582,481
Image Entertainment, Inc. (a)(c)	7,100	4,331
Insignia Systems, Inc. (a)	9,662	44,445
Interactive Data Corp.	56,760	1,449,650
John Wiley & Sons, Inc. Class A (c)	65,604	2,456,870
Journal Communications, Inc. Class A	53,079	185,246
Knology, Inc. (a)	47,791	471,219
Lamar Advertising Co. Class A (a)(c)	79,856	2,210,414
Lee Enterprises, Inc. (a)(c)	48,941	177,166
Liberty Global, Inc. Class A (a)(c)	350,926	6,769,363
Liberty Media Corp.:
Capital Series A (a)(c)	130,442	2,881,464
Starz Series A (a)	70,900	3,392,565
LIN TV Corp. Class A (a)	30,902	117,737
Live Nation, Inc. (a)	127,482	912,771
LodgeNet Entertainment Corp. (a)(c)	28,428	127,642
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	51,138	$ 235,235
Marvel Entertainment, Inc. (a)	71,996	3,747,392
Media General, Inc. Class A (c)	21,102	185,487
Mediacom Communications Corp. Class A (a)(c)	74,681	301,711
Morningstar, Inc. (a)	28,367	1,315,094
National CineMedia, Inc.	65,040	950,234
Navarre Corp. (a)	50,065	106,638
New Frontier Media, Inc. (a)	31,250	57,500
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	11,962
NTN Communications, Inc. (a)	16,316	8,321
Outdoor Channel Holdings, Inc. (a)	25,606	150,307
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	26,218	103,037
Point.360 (a)	2,433	2,993
PRIMEDIA, Inc.	26,029	81,731
Radio One, Inc. Class D (non-vtg.) (a)	59,150	130,130
RCN Corp. (a)	53,731	460,475
Reading International, Inc. Class A (a)(c)	10,681	41,015
Regal Entertainment Group Class A	104,127	1,426,540
Regent Communication, Inc. (a)	13,099	3,904
Rentrak Corp. (a)	15,252	228,017
Saga Communications, Inc. Class A (a)	1,483	19,264
Salem Communications Corp. Class A (a)	6,831	33,335
Scholastic Corp. (c)	41,454	1,045,055
Sinclair Broadcast Group, Inc. Class A	95,619	350,922
Sirius XM Radio, Inc. (a)	5,357,619	3,375,300
Spanish Broadcasting System, Inc. Class A (a)	67,440	45,859
SPAR Group, Inc. (a)	4,346	4,346
The McClatchy Co. Class A (c)	76,034	209,094
Valassis Communications, Inc. (a)	72,093	1,069,139
Value Line, Inc.	1,396	36,994
Virgin Media, Inc. (c)	404,858	6,663,963
Warner Music Group Corp. (a)	66,624	333,786
World Wrestling Entertainment, Inc. Class A	52,937	850,698
		81,112,950
Multiline Retail - 0.4%
99 Cents Only Stores (a)(c)	51,460	618,549
Dillard's, Inc. Class A (c)	82,740	1,405,753
Dollar General Corp.	47,777	1,098,871
Dollar Tree, Inc. (a)	123,026	6,024,583
Duckwall-ALCO Stores, Inc. (a)	5,890	89,469
Fred's, Inc. Class A	48,478	473,630
Retail Ventures, Inc. (a)	21,851	170,219
Saks, Inc. (a)(c)	201,417	1,230,658

	Shares	Value
The Bon-Ton Stores, Inc. (c)	14,774	$ 189,994
Tuesday Morning Corp. (a)	37,215	84,106
		11,385,832
Specialty Retail - 3.0%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	66,075
Aarons, Inc.	69,189	1,734,568
Advance Auto Parts, Inc.	129,707	5,097,485
Aeropostale, Inc. (a)(c)	93,223	2,936,525
America's Car Mart, Inc. (a)(c)	18,842	455,788
American Eagle Outfitters, Inc.	241,294	3,711,102
AnnTaylor Stores Corp. (a)(c)	80,577	1,126,466
Asbury Automotive Group, Inc. (a)(c)	46,605	496,809
Barnes & Noble, Inc. (c)	48,192	1,124,801
bebe Stores, Inc.	47,405	255,987
Big 5 Sporting Goods Corp.	32,904	537,651
Blockbuster, Inc. Class A (a)(c)	217,459	136,999
Books-A-Million, Inc.	19,056	134,726
Borders Group, Inc. (a)	62,605	87,647
Brown Shoe Co., Inc.	48,158	494,101
Build-A-Bear Workshop, Inc. (a)(c)	15,816	74,968
Cabela's, Inc. Class A (a)(c)	55,090	664,385
Cache, Inc. (a)	21,416	87,806
CarMax, Inc. (a)(c)	276,214	5,491,134
Casual Male Retail Group, Inc. (a)	48,524	126,648
Charming Shoppes, Inc. (a)(c)	119,389	575,455
Chico's FAS, Inc. (a)(c)	244,627	3,441,902
Christopher & Banks Corp.	50,385	287,698
Citi Trends, Inc. (a)(c)	23,293	635,433
Coldwater Creek, Inc. (a)(c)	81,667	346,268
Collective Brands, Inc. (a)(c)	87,124	1,684,978
Conn's, Inc. (a)(c)	20,574	117,683
Cost Plus, Inc. (a)(c)	14,259	23,385
Destination Maternity Corp. (a)	6,765	119,741
Dick's Sporting Goods, Inc. (a)(c)	115,916	2,406,416
Dress Barn, Inc. (a)(c)	82,573	1,772,842
DSW, Inc. Class A (a)	31,228	728,862
Emerging Vision, Inc. (a)	5,700	456
Finish Line, Inc. Class A	66,129	585,242
Foot Locker, Inc.	213,918	2,030,082
Gander Mountain Co. (a)	2,718	13,563
Genesco, Inc. (a)	27,846	727,894
Group 1 Automotive, Inc. (c)	35,296	890,871
Guess?, Inc. (c)	82,389	3,052,512
Gymboree Corp. (a)(c)	40,375	1,611,770
Haverty Furniture Companies, Inc.	49,239	588,406
hhgregg, Inc. (a)(c)	31,093	601,650
Hibbett Sports, Inc. (a)(c)	37,974	718,088
Hot Topic, Inc. (a)	77,371	444,110
J. Crew Group, Inc. (a)(c)	74,125	3,171,809
Jo-Ann Stores, Inc. (a)	36,511	1,218,007
Jos. A. Bank Clothiers, Inc. (a)	25,495	1,040,451
Kirkland's, Inc. (a)	16,217	246,985
Lithia Motors, Inc. Class A (sub. vtg.) (a)	23,307	169,209
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators, Inc. (a)	18,872	$ 445,757
MarineMax, Inc. (a)	24,887	174,209
Midas, Inc. (a)	16,843	122,785
Monro Muffler Brake, Inc.	29,114	872,838
New York & Co., Inc. (a)	32,959	124,585
OfficeMax, Inc. (a)(c)	112,570	1,190,991
Pacific Sunwear of California, Inc. (a)	112,372	375,322
Penske Automotive Group, Inc. (c)	57,688	852,629
Perfumania Holdings, Inc. (a)	1,076	7,371
PetSmart, Inc.	172,092	4,429,648
Pier 1 Imports, Inc. (a)(c)	97,754	370,488
Rent-A-Center, Inc. (a)	88,673	1,568,625
Rex Stores Corp. (a)	8,776	118,739
Ross Stores, Inc.	175,816	7,732,388
Rue21, Inc.	9,479	234,226
Sally Beauty Holdings, Inc. (a)(c)	105,777	738,323
Select Comfort Corp. (a)	65,028	334,894
Shoe Carnival, Inc. (a)	10,052	181,841
Signet Jewelers Ltd.	119,152	3,080,079
Sonic Automotive, Inc. Class A (sub. vtg.)	55,272	489,157
Stage Stores, Inc.	56,805	686,772
Stein Mart, Inc. (a)	32,625	335,059
Syms Corp. (a)	14	101
Systemax, Inc.	18,481	284,607
Talbots, Inc. (c)	33,645	222,393
The Buckle, Inc. (c)	34,805	951,569
The Cato Corp. Class A (sub. vtg.) (c)	44,911	859,147
The Children's Place Retail Stores, Inc. (a)	33,110	1,056,871
The Men's Wearhouse, Inc.	63,466	1,294,706
The Pep Boys - Manny, Moe & Jack (c)	86,239	697,674
Tractor Supply Co. (a)(c)	48,496	2,264,278
Trans World Entertainment Corp. (a)	16,560	23,846
TravelCenters of America LLC (a)	11,417	43,613
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	48,035	789,215
Urban Outfitters, Inc. (a)(c)	183,476	5,805,181
Vitamin Shoppe, Inc.	12,736	235,616
West Marine, Inc. (a)	18,151	127,057
Wet Seal, Inc. Class A (a)(c)	129,268	376,170
Williams-Sonoma, Inc.	133,419	2,711,074
Winmark Corp. (a)(c)	2,614	56,462
Zale Corp. (a)(c)	48,284	226,935
Zumiez, Inc. (a)(c)	32,925	359,870
		96,946,550
Textiles, Apparel & Luxury Goods - 1.0%
American Apparel, Inc. (a)(c)	35,886	106,223
Carter's, Inc. (a)	76,530	1,664,528
Cherokee, Inc.	25,151	456,491
Columbia Sportswear Co.	20,010	768,784
Crocs, Inc. (a)(c)	126,505	616,079
Culp, Inc. (a)	4,772	30,064

	Shares	Value
Deckers Outdoor Corp. (a)	17,976	$ 1,665,117
Delta Apparel, Inc. (a)	6,654	68,204
FGX International Ltd. (a)	20,000	330,000
Forward Industries, Inc. (NY Shares) (a)	5,267	10,165
Fossil, Inc. (a)(c)	66,660	2,056,461
G-III Apparel Group Ltd. (a)	17,169	291,358
Hanesbrands, Inc. (a)(c)	128,342	3,081,491
Heelys, Inc.	13,425	27,521
Iconix Brand Group, Inc. (a)(c)	96,255	1,083,831
Joe's Jeans, Inc. (a)	3,410	4,399
Jones Apparel Group, Inc.	119,750	2,029,763
K-Swiss, Inc. Class A	50,248	438,665
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	147,191
Liz Claiborne, Inc. (c)	128,884	537,446
Maidenform Brands, Inc. (a)	34,642	501,963
Movado Group, Inc.	24,592	253,052
Oxford Industries, Inc.	23,527	504,654
Perry Ellis International, Inc. (a)	13,045	182,369
Phillips-Van Heusen Corp.	70,255	2,810,200
Quiksilver, Inc. (a)(c)	167,497	293,120
R.G. Barry Corp.	9,000	74,970
Rocky Brands, Inc. (a)	2,631	19,864
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	47,926	1,058,206
Steven Madden Ltd. (a)	23,945	854,358
Tandy Brands Accessories, Inc. (a)	1,058	3,386
Timberland Co. Class A (a)	62,564	1,044,819
True Religion Apparel, Inc. (a)(c)	39,419	726,886
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	50,203	1,285,197
Unifi, Inc. (a)	73,841	225,215
Unifirst Corp.	18,471	811,800
Volcom, Inc. (a)(c)	29,822	468,205
Warnaco Group, Inc. (a)	62,562	2,546,899
Weyco Group, Inc.	13,010	301,442
Wolverine World Wide, Inc. (c)	64,766	1,656,067
		31,036,453
TOTAL CONSUMER DISCRETIONARY		420,774,860
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	17,122	720,665
Central European Distribution Corp. (a)	83,694	2,333,389
Coca-Cola Bottling Co. Consolidated	9,830	465,352
Hansen Natural Corp. (a)	100,885	3,527,948
Jones Soda Co. (a)	20,735	15,344
MGP Ingredients, Inc. (a)	12,581	83,412
National Beverage Corp. (a)	13,356	143,577
PepsiAmericas, Inc.	85,941	2,543,854
Vermont Pure Holdings Ltd. (a)	4,384	2,455
		9,835,996
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.5%
Andersons, Inc.	27,283	$ 712,905
Arden Group, Inc. Class A	2,161	200,951
BJ's Wholesale Club, Inc. (a)(c)	70,268	2,439,002
Casey's General Stores, Inc.	67,090	2,052,283
Diedrich Coffee, Inc. (a)	2,870	95,054
Ingles Markets, Inc. Class A	21,255	331,791
Nash-Finch Co.	20,075	658,661
PriceSmart, Inc.	24,187	454,474
Rite Aid Corp. (a)(c)	835,262	1,069,135
Ruddick Corp.	55,109	1,467,002
Spartan Stores, Inc.	41,870	579,062
Susser Holdings Corp. (a)	16,866	178,780
The Great Atlantic & Pacific Tea Co. (a)(c)	51,833	576,383
The Pantry, Inc. (a)	30,203	446,400
United Natural Foods, Inc. (a)(c)	54,318	1,369,357
Village Super Market, Inc. Class A	8,400	253,848
Weis Markets, Inc.	14,778	513,979
Winn-Dixie Stores, Inc. (a)(c)	75,075	809,309
		14,208,376
Food Products - 1.5%
Alico, Inc.	6,793	176,686
American Italian Pasta Co. Class A (a)	33,341	1,063,244
B&G Foods, Inc. Class A	57,060	488,434
Bridgford Foods Corp.	4,789	43,628
Bunge Ltd. (c)	186,096	11,519,342
Cal-Maine Foods, Inc. (c)	22,264	610,924
Calavo Growers, Inc.	22,506	379,901
Chiquita Brands International, Inc. (a)(c)	61,015	1,036,645
Corn Products International, Inc.	101,597	2,848,780
Darling International, Inc. (a)	117,815	838,843
Del Monte Foods Co.	273,489	2,868,900
Diamond Foods, Inc. (c)	25,760	795,469
Dole Food Co., Inc. (c)	50,048	575,052
Farmer Brothers Co.	8,050	140,312
Flowers Foods, Inc.	108,537	2,484,412
Fresh Del Monte Produce, Inc. (a)	56,189	1,220,987
Green Mountain Coffee Roasters, Inc. (a)(c)	56,001	3,526,943
Griffin Land & Nurseries, Inc.	1,112	30,847
Hain Celestial Group, Inc. (a)(c)	57,825	1,002,686
HQ Sustainable Maritime Industries, Inc. (a)	13,641	96,988
Imperial Sugar Co.	28,869	435,922
J&J Snack Foods Corp.	20,515	740,592
John B. Sanfilippo & Son, Inc. (a)	4,719	74,135
Lancaster Colony Corp.	26,617	1,270,163
Lance, Inc.	47,629	1,159,766
Lifeway Foods, Inc. (a)(c)	9,724	109,881
Monterey Gourmet Foods, Inc. (a)	4,304	11,535
Omega Protein Corp. (a)	18,514	72,760
Overhill Farms, Inc. (a)	28,537	164,373

	Shares	Value
Ralcorp Holdings, Inc. (a)	72,901	$ 4,222,426
Reddy Ice Holdings, Inc. (a)	33,001	118,474
Sanderson Farms, Inc.	28,337	1,138,297
Seneca Foods Group Class A (a)	5,861	138,613
Smart Balance, Inc. (a)	94,866	511,328
Smithfield Foods, Inc. (a)(c)	216,831	3,356,544
Tasty Baking Co.	4,304	24,920
The Inventure Group, Inc. (a)	3,448	7,965
Tootsie Roll Industries, Inc.	30,312	770,531
TreeHouse Foods, Inc. (a)(c)	43,702	1,523,889
Zapata Corp. (a)	6,888	47,872
		47,649,009
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	98,080	809,160
Church & Dwight Co., Inc.	91,936	5,427,901
Energizer Holdings, Inc. (a)	94,001	5,296,016
Oil-Dri Corp. of America	9,479	141,901
Orchids Paper Products Co. (a)(c)	12,665	234,303
WD-40 Co.	27,985	899,718
		12,808,999
Personal Products - 0.6%
Alberto-Culver Co.	123,925	3,488,489
Bare Escentuals, Inc. (a)(c)	95,761	1,224,783
Chattem, Inc. (a)(c)	25,329	1,667,661
Elizabeth Arden, Inc. (a)	50,830	749,743
Herbalife Ltd.	85,199	3,573,246
Inter Parfums, Inc.	24,003	282,995
Mannatech, Inc.	11,829	33,594
Mead Johnson Nutrition Co. Class A (c)	39,189	1,719,221
MediFast, Inc. (a)	22,081	595,745
NBTY, Inc. (a)	77,903	3,127,026
Nu Skin Enterprises, Inc. Class A	70,277	1,882,018
Nutraceutical International Corp. (a)	13,525	161,624
Parlux Fragrances, Inc. (a)	13,118	27,548
Physicians Formula Holdings, Inc. (a)	15,509	31,483
Prestige Brands Holdings, Inc. (a)	65,033	453,280
Reliv International, Inc.	10,690	37,843
Revlon, Inc. (a)	27,182	491,994
Schiff Nutrition International, Inc.	11,731	68,274
The Female Health Co. (a)	31,393	171,406
USANA Health Sciences, Inc. (a)(c)	13,212	423,973
		20,211,946
Tobacco - 0.1%
Alliance One International, Inc. (a)(c)	116,273	554,622
Star Scientific, Inc. (a)(c)	87,611	49,062
Universal Corp. (c)	33,843	1,452,203
Vector Group Ltd. (c)	53,937	750,264
		2,806,151
TOTAL CONSUMER STAPLES		107,520,477
Common Stocks - continued
	Shares	Value
ENERGY - 8.0%
Energy Equipment & Services - 2.0%
Allis-Chalmers Energy, Inc. (a)(c)	46,006	$ 149,059
Atwood Oceanics, Inc. (a)(c)	76,455	2,880,824
Basic Energy Services, Inc. (a)	52,446	360,828
Bolt Technology Corp. (a)	15,622	171,061
Boots & Coots/International Well Control, Inc. (a)	124,595	178,171
Bristow Group, Inc. (a)(c)	38,845	1,333,160
Bronco Drilling Co., Inc. (a)	49,438	260,538
Cal Dive International, Inc. (a)	64,158	465,787
Carbo Ceramics, Inc.	29,189	1,731,491
Complete Production Services, Inc. (a)	92,824	964,441
Dawson Geophysical Co. (a)(c)	12,671	274,200
Dresser-Rand Group, Inc. (a)	110,188	3,094,079
Dril-Quip, Inc. (a)(c)	44,160	2,385,082
ENGlobal Corp. (a)(c)	20,365	61,095
Exterran Holdings, Inc. (a)(c)	88,258	1,849,005
Geokinetics, Inc. (a)	1,483	15,216
Global Industries Ltd. (a)	160,521	942,258
Gulf Island Fabrication, Inc.	29,903	657,567
Gulfmark Offshore, Inc. (a)	33,392	910,266
Helix Energy Solutions Group, Inc. (a)	131,239	1,543,371
Helmerich & Payne, Inc.	131,982	4,955,924
Hercules Offshore, Inc. (a)(c)	117,721	601,554
Hornbeck Offshore Services, Inc. (a)	31,915	727,981
ION Geophysical Corp. (a)	121,130	658,947
Key Energy Services, Inc. (a)	172,816	1,316,858
Lufkin Industries, Inc.	22,541	1,356,292
Matrix Service Co. (a)	37,430	320,401
Mitcham Industries, Inc. (a)	14,875	106,059
Natural Gas Services Group, Inc. (a)	22,146	387,334
Newpark Resources, Inc. (a)	176,885	474,052
Oceaneering International, Inc. (a)	72,613	3,966,848
Oil States International, Inc. (a)	67,493	2,420,974
Omni Energy Services Corp. (a)	31,673	37,374
OYO Geospace Corp. (a)	9,619	313,098
Parker Drilling Co. (a)	150,000	750,000
Patterson-UTI Energy, Inc. (c)	208,972	3,216,079
PHI, Inc. (non-vtg.) (a)	19,564	347,261
Pioneer Drilling Co. (a)	94,743	574,143
Pride International, Inc. (a)(c)	218,583	6,913,780
Royale Energy, Inc. (a)(c)	5,582	13,341
RPC, Inc.	51,393	496,456
SEACOR Holdings, Inc. (a)(c)	25,000	1,915,000
Seahawk Drilling, Inc. (a)	19,510	420,050
Sulphco, Inc. (a)(c)	85,471	68,377
Superior Energy Services, Inc. (a)(c)	110,000	2,325,400
Superior Well Services, Inc. (a)	26,504	343,757
T-3 Energy Services, Inc. (a)	23,204	579,172
Tesco Corp. (a)	58,502	625,386
TETRA Technologies, Inc. (a)(c)	104,503	1,082,651
TGC Industries, Inc.	14,050	56,481

	Shares	Value
Tidewater, Inc.	69,293	$ 3,114,720
Trico Marine Services, Inc. (a)(c)	25,908	132,390
Union Drilling, Inc. (a)	22,965	137,331
Unit Corp. (a)(c)	62,495	2,350,437
		63,333,407
Oil, Gas & Consumable Fuels - 6.0%
Abraxas Petroleum Corp. (a)	50,751	98,457
Adams Resources & Energy, Inc.	14,021	292,338
Alliance Holdings GP, LP	11,908	287,102
Alliance Resource Partners LP	14,763	576,790
Alon USA Energy, Inc.	36,210	260,350
Alpha Natural Resources, Inc. (a)(c)	219,094	8,106,478
American Oil & Gas, Inc. NV (a)	44,073	131,778
APCO Argentina, Inc.	21,682	476,354
Approach Resources, Inc. (a)	13,771	96,397
Arch Coal, Inc.	224,904	4,691,497
Arena Resources, Inc. (a)(c)	53,557	2,189,946
Atlas Energy, Inc. (c)	84,310	2,166,767
Atlas Pipeline Holdings LP	10,000	34,300
Atlas Pipeline Partners, LP	31,837	238,141
ATP Oil & Gas Corp. (a)(c)	59,506	949,121
Barnwell Industries, Inc. (a)	3,174	13,807
Berry Petroleum Co. Class A (c)	55,643	1,520,723
Bill Barrett Corp. (a)(c)	47,224	1,348,245
Boardwalk Pipeline Partners, LP	34,523	974,584
BP Prudhoe Bay Royalty Trust (c)	27,905	2,195,286
BPZ Energy, Inc. (a)(c)	134,469	978,934
BreitBurn Energy Partners LP	22,476	245,213
Brigham Exploration Co. (a)(c)	99,303	1,036,723
Buckeye GP Holdings LP	7,864	220,271
Buckeye Partners LP	36,195	1,907,477
Callon Petroleum Co. (a)(c)	40,157	66,661
Calumet Specialty Products Partners LP	9,277	166,800
Cano Petroleum, Inc. (a)(c)	62,407	63,031
Capital Product Partners LP	8,866	67,204
Carrizo Oil & Gas, Inc. (a)(c)	43,274	910,918
Cheniere Energy Partners LP	10,503	117,739
Cheniere Energy, Inc. (a)(c)	129,236	245,548
Cimarex Energy Co.	114,777	5,376,155
Clayton Williams Energy, Inc. (a)(c)	14,988	423,711
Clean Energy Fuels Corp. (a)(c)	60,392	706,586
Cloud Peak Energy, Inc.	1,325	17,888
CNX Gas Corp. (a)(c)	35,747	975,178
Comstock Resources, Inc. (a)(c)	61,953	2,300,315
Concho Resources, Inc. (a)(c)	102,697	4,198,253
Contango Oil & Gas Co. (a)(c)	20,158	894,612
Continental Resources, Inc. (a)	45,642	1,718,421
Copano Energy LLC	34,017	687,143
CREDO Petroleum Corp. (a)	9,108	86,617
Cross Timbers Royalty Trust (c)	16,215	555,039
Crosstex Energy LP	24,942	149,652
Crosstex Energy, Inc. (c)	85,915	417,547
CVR Energy, Inc. (a)(c)	88,072	645,568
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Partners LP	19,252	$ 483,995
Delek US Holdings, Inc.	36,326	249,560
Delta Petroleum Corp. (a)(c)	272,091	247,603
Dht Maritime, Inc. (c)	97,648	392,545
Dorchester Minerals LP	21,152	438,269
Double Eagle Petroleum Co. (a)	12,444	54,380
Duncan Energy Partners L.P.	10,728	241,058
Eagle Rock Energy Partners LP	32,150	152,070
El Paso Pipeline Partners LP	24,533	581,432
Enbridge Energy Management LLC	9,301	454,261
Enbridge Energy Partners LP	52,765	2,600,787
Encore Acquisition Co. (a)	73,087	3,290,377
Encore Energy Partners LP	32,063	568,477
Endeavor International Corp. (a)(c)	80,000	76,000
Energy Transfer Equity LP	123,518	3,643,781
Energy Transfer Partners LP	70,081	3,033,806
Enterprise GP Holdings LP	25,646	948,902
Enterprise Products Partners LP	285,278	8,498,432
EV Energy Partners LP	5,000	129,250
Evergreen Energy, Inc. (a)	99,965	30,189
Evolution Petroleum Corp. (a)	8,208	31,601
EXCO Resources, Inc.	245,692	4,157,109
Forest Oil Corp. (a)(c)	137,844	2,525,302
Frontier Oil Corp.	143,303	1,652,284
FX Energy, Inc. (a)(c)	67,613	167,004
Gasco Energy, Inc. (a)	127,719	56,196
Gastar Exploration Ltd. (a)	40,820	187,772
General Maritime Corp. (c)	95,653	676,267
Genesis Energy LP	21,984	379,444
Geomet, Inc. (a)	38,693	43,723
Georesources, Inc. (a)	6,110	65,744
Global Energy Holdings Group, Inc. (a)	28,810	2,305
Global Partners LP	5,000	117,450
GMX Resources, Inc. (a)(c)	29,985	350,225
Goodrich Petroleum Corp. (a)(c)	39,229	868,138
Green Plains Renewable Energy, Inc. (a)	10,100	117,261
Gulfport Energy Corp. (a)	47,797	454,549
Harvest Natural Resources, Inc. (a)	61,899	368,299
Hiland Partners LP	2,430	23,911
HKN, Inc. (a)	2,038	7,031
Holly Corp.	60,243	1,533,184
Holly Energy Partners LP	7,264	266,589
Houston American Energy Corp.	20,000	89,200
Hugoton Royalty Trust	53,667	863,502
Hyperdynamics Corp. (a)(c)	30,744	35,356
Inergy Holdings LP	6,444	344,754
Inergy LP	37,376	1,235,651
International Coal Group, Inc. (a)(c)	143,756	599,463
Isramco, Inc. (a)	399	27,990
James River Coal Co. (a)(c)	39,457	723,247
K-Sea Transportation Partners LP	10,000	104,300

	Shares	Value
Kinder Morgan Energy Partners LP	130,562	$ 7,606,542
Kinder Morgan Management LLC	49,754	2,501,134
Kodiak Oil & Gas Corp. (a)	106,273	252,930
Legacy Reserves LP	13,226	234,232
Linn Energy LLC (c)	81,749	2,028,193
Magellan Midstream Partners LP	73,572	3,023,809
Mariner Energy, Inc. (a)(c)	140,188	1,753,752
Markwest Energy Partners LP	39,864	1,022,512
Martin Midstream Partners LP	4,000	105,160
McMoRan Exploration Co. (a)(c)	123,948	899,862
Meridian Resource Corp. (a)	109,265	32,780
National Coal Corp. (a)(c)	29,899	25,713
Natural Resource Partners LP	23,994	571,297
Newfield Exploration Co. (a)	186,224	7,873,551
NGAS Resources, Inc. (a)(c)	31,511	56,405
Northern Oil & Gas, Inc. (a)(c)	28,649	262,138
NuStar Energy LP	28,723	1,506,521
NuStar GP Holdings LLC	24,662	615,564
ONEOK Partners LP	42,524	2,495,734
Overseas Shipholding Group, Inc. (c)	33,035	1,265,571
Pacific Ethanol, Inc. (a)	36,225	21,192
Panhandle Royalty Co. Class A	14,442	300,105
Patriot Coal Corp. (a)(c)	113,065	1,385,046
Penn Virginia Corp.	61,973	1,122,951
Penn Virginia GP Holdings, L.P.	12,000	174,480
Penn Virginia Resource Partners LP	22,941	445,285
Petrohawk Energy Corp. (a)	420,528	9,394,596
Petroleum Development Corp. (a)	30,863	554,608
Petroquest Energy, Inc. (a)(c)	65,106	366,547
Plains Exploration & Production Co. (a)	186,914	5,085,930
PrimeEnergy Corp. (a)	1,965	67,400
Quest Resource Corp. (a)	39,088	13,661
Quicksilver Resources, Inc. (a)(c)	168,207	2,238,835
Ram Energy Resources, Inc. (a)(c)	61,104	95,322
Regency Energy Partners LP	34,897	695,497
Rentech, Inc. (a)(c)	295,045	451,419
Resolute Energy Corp. (a)	58,482	634,530
Rex Energy Corp. (a)	40,190	363,720
Rio Vista Energy Partners LP (a)	601	270
Rosetta Resources, Inc. (a)	85,373	1,344,625
SandRidge Energy, Inc. (a)(c)	208,812	1,958,657
Ship Finance International Ltd. (NY Shares) (c)	60,158	784,460
Southern Union Co.	150,000	3,108,000
St. Mary Land & Exploration Co.	87,467	2,832,181
Stone Energy Corp. (a)(c)	59,608	1,127,187
Sunoco Logistics Partners LP	14,421	890,497
Swift Energy Co. (a)	50,435	1,082,839
Syntroleum Corp. (a)	99,739	209,452
Targa Resources Partners LP	36,473	728,731
TC Pipelines LP	11,449	414,339
Teekay Corp.	61,250	1,470,000
Teekay LNG Partners LP	18,498	450,611
Toreador Resources Corp. (c)	15,374	126,836
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tri-Valley Corp. (a)(c)	35,638	$ 76,622
Ultra Petroleum Corp. (a)	207,741	9,761,750
Uranium Energy Corp. (a)	47,985	152,112
Uranium Resources, Inc. (a)	45,900	44,523
USEC, Inc. (a)(c)	159,270	582,928
Vaalco Energy, Inc.	133,882	560,966
Venoco, Inc. (a)	36,965	412,160
Verenium Corp. (a)(c)	21,835	89,524
W&T Offshore, Inc.	52,842	546,915
Warren Resources, Inc. (a)	110,163	263,290
Western Gas Partners LP	15,000	291,600
Western Refining, Inc. (a)(c)	75,482	350,991
Westmoreland Coal Co. (a)	12,922	87,224
Whiting Petroleum Corp. (a)(c)	69,696	4,338,576
Williams Partners LP	28,862	812,465
Williams Pipeline Partners LP	11,603	253,526
World Fuel Services Corp. (c)	42,437	2,256,800
Zion Oil & Gas, Inc. (a)(c)	36,125	221,085
		191,193,956
TOTAL ENERGY		254,527,363
FINANCIALS - 23.2%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)(c)	57,650	3,759,357
AllianceBernstein Holding LP	20,993	531,123
Artio Global Investors, Inc. Class A	34,271	784,806
BGC Partners, Inc. Class A	116,459	492,622
BlackRock, Inc. Class A	31,421	7,135,081
Broadpoint Gleacher Securities Group, Inc. (a)(c)	96,939	525,409
Calamos Asset Management, Inc. Class A	35,085	368,743
Cohen & Steers, Inc.	29,975	573,722
Cowen Group, Inc. Class A (a)	28,665	188,902
Deerfield Capital Corp. (a)	4,454	24,497
Diamond Hill Investment Group, Inc.	4,100	246,615
Duff & Phelps Corp. Class A	25,000	424,250
Eaton Vance Corp. (non-vtg.)	161,894	4,879,485
Epoch Holding Corp.	16,336	156,826
Evercore Partners, Inc. Class A	18,051	559,762
FBR Capital Markets Corp. (a)	34,623	217,086
FirstCity Financial Corp. (a)	5,260	39,345
Fortress Investment Group LLC (a)(c)	54,824	220,392
GAMCO Investors, Inc. Class A	12,513	574,722
GFI Group, Inc.	96,525	469,112
GLG Partners, Inc. (a)(c)	262,740	775,083
Greenhill & Co., Inc.	17,696	1,444,878
HFF, Inc. (a)	16,711	100,433
International Assets Holding Corp. (a)(c)	14,016	231,404
Investment Technology Group, Inc. (a)(c)	60,081	1,096,478

	Shares	Value
Jefferies Group, Inc. (a)(c)	157,060	$ 3,683,057
JMP Group, Inc.	11,566	104,094
KBW, Inc. (a)	47,365	1,164,705
Knight Capital Group, Inc. Class A (a)(c)	135,084	1,977,630
LaBranche & Co., Inc. (a)(c)	105,583	279,795
Ladenburg Thalmann Financial Services, Inc. (a)	96,420	60,745
Lazard Ltd. Class A	51,173	1,983,465
Merriman Curhan Ford Group, Inc. (a)	10,677	11,638
MF Global Ltd. (a)(c)	151,725	954,350
National Holdings Corp. (a)	1,000	750
Och-Ziff Capital Management Group LLC Class A	24,890	291,213
optionsXpress Holdings, Inc. (c)	62,826	961,238
Penson Worldwide, Inc. (a)	32,826	294,449
Piper Jaffray Companies (a)(c)	29,491	1,278,435
Pzena Investment Management, Inc. (a)	13,002	92,704
Raymond James Financial, Inc. (c)	136,482	3,315,148
Riskmetrics Group, Inc. (a)(c)	41,913	625,761
Rodman & Renshaw Capital Group, Inc. (a)(c)	21,810	70,228
Safeguard Scientifics, Inc. (a)	26,078	240,961
Sanders Morris Harris Group, Inc.	27,371	137,950
SEI Investments Co.	220,348	3,858,293
Siebert Financial Corp. (a)	7,668	18,557
Stifel Financial Corp. (a)(c)	39,049	2,097,712
SWS Group, Inc.	48,523	603,626
TD Ameritrade Holding Corp. (a)	331,059	6,501,999
Teton Advisors, Inc.	145	2,610
The Blackstone Group LP	114,902	1,590,244
Thomas Weisel Partners Group, Inc. (a)	28,776	129,492
TradeStation Group, Inc. (a)	61,371	451,691
U.S. Global Investments, Inc. Class A	17,919	230,438
Virtus Investment Partners, Inc. (a)	7,672	119,990
W.P. Carey & Co. LLC	19,828	520,088
Waddell & Reed Financial, Inc. Class A (c)	117,361	3,418,726
Westwood Holdings Group, Inc.	12,700	441,579
		63,333,494
Commercial Banks - 3.4%
1st Source Corp.	20,027	284,383
Alliance Financial Corp.	8,098	228,526
Amcore Financial, Inc. (a)(c)	19,154	8,619
American National Bankshares, Inc.	4,923	99,986
AmericanWest Bancorp (a)(c)	13,795	4,552
Ameris Bancorp	15,855	104,802
AmeriServ Financial, Inc. (c)	8,597	13,841
Ames National Corp.	14,284	276,110
Arrow Financial Corp.	18,857	476,705
Associated Banc-Corp. (c)	161,885	1,835,776
BancFirst Corp.	15,318	575,191
Bancorp Rhode Island, Inc.	554	13,972
Bancorp, Inc., Delaware (a)	20,373	118,367
BancorpSouth, Inc.	109,759	2,546,409
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BancTrust Financial Group, Inc. (c)	17,257	$ 46,766
Bank of Florida Corp. (a)(c)	9,353	6,360
Bank of Granite Corp. (a)	16,693	7,846
Bank of Hawaii Corp.	65,848	3,009,254
Bank of Marin Bancorp	6,370	207,025
Bank of the Ozarks, Inc. (c)	28,188	749,237
Banner Corp. (c)	75,904	211,772
Bar Harbor Bankshares	2,569	68,978
BOK Financial Corp. (c)	31,426	1,460,680
Boston Private Financial Holdings, Inc. (c)	127,232	596,718
Bridge Bancorp, Inc.	7,554	159,238
Bryn Mawr Bank Corp.	2,058	30,932
Cadence Financial Corp.	15,524	21,734
Camden National Corp.	8,896	272,751
Cape Bancorp, Inc. (a)	4,572	32,370
Capital Bank Corp.	4,787	20,010
Capital City Bank Group, Inc. (c)	16,530	202,823
CapitalSource, Inc.	363,222	1,333,025
Capitol Bancorp Ltd. (c)	23,433	47,100
Cardinal Financial Corp.	35,000	296,450
Cascade Bancorp (c)	37,466	33,345
Cascade Financial Corp.	13,915	26,439
Cathay General Bancorp	71,218	556,213
Center Bancorp, Inc.	11,222	95,836
Center Financial Corp., California	24,368	110,631
Centerstate Banks of Florida, Inc.	33,034	272,531
Central Pacific Financial Corp. (c)	44,540	36,077
Century Bancorp, Inc. Class A (non-vtg.)	3,595	75,387
Chemical Financial Corp.	43,037	1,012,661
Chicopee Bancorp, Inc. (a)	5,000	62,550
Citizens & Northern Corp.	6,760	59,150
Citizens Banking Corp., Michigan (a)	520,000	291,200
Citizens Financial Services, Inc.	1,560	41,340
Citizens Holding Co.	1,448	30,727
City Bank Lynnwood, Washington (c)	16,408	30,027
City Holding Co. (c)	30,733	1,002,510
City National Corp. (c)	56,285	2,221,006
CNB Financial Corp., Pennsylvania	4,148	67,239
CoBiz, Inc.	27,397	116,437
Colony Bankcorp, Inc. (c)	4,000	18,040
Columbia Bancorp, Oregon (a)(c)	11,500	14,260
Columbia Banking Systems, Inc.	34,941	512,584
Commerce Bancshares, Inc.	91,113	3,662,743
Community Bank System, Inc.	58,154	1,079,338
Community Capital Corp.	2,185	6,293
Community Trust Bancorp, Inc.	30,933	725,070
Cullen/Frost Bankers, Inc.	76,041	3,651,489
CVB Financial Corp. (c)	136,470	1,057,643
Danvers Bancorp, Inc.	42,347	572,108
Dearborn Bancorp, Inc. (a)	11,262	6,982
Eagle Bancorp, Inc., Maryland (a)	10,256	100,201

	Shares	Value
East West Bancorp, Inc.	127,089	$ 1,854,229
Eastern Virgina Bankshares, Inc.	3,012	22,891
Encore Bancshares, Inc. (a)	2,804	23,441
Enterprise Bancorp, Inc.	756	8,014
Enterprise Financial Services Corp.	14,184	108,791
EuroBancshares, Inc. (a)(c)	10,674	7,579
Farmers Capital Bank Corp.	3,670	34,351
Fidelity Southern Corp.	5,039	13,353
Financial Institutions, Inc.	11,120	124,322
First Bancorp, North Carolina (c)	27,078	352,285
First Bancorp, Puerto Rico (c)	159,992	247,988
First Busey Corp.	45,771	150,129
First California Financial Group, Inc. (a)(c)	2,624	9,158
First Citizen Bancshares, Inc.	9,017	1,419,727
First Commonwealth Financial Corp.	129,260	549,355
First Community Bancshares, Inc.	26,719	293,642
First Financial Bancorp, Ohio	80,719	1,072,756
First Financial Bankshares, Inc. (c)	32,735	1,695,018
First Financial Corp., Indiana (c)	19,380	554,462
First M&F Corp.	1,684	3,435
First Mariner Bancorp, Inc. (a)	999	639
First Merchants Corp.	49,539	296,739
First Midwest Bancorp, Inc., Delaware (c)	76,584	798,771
First of Long Island Corp.	4,106	98,749
First Regional Bancorp (a)(c)	14,196	6,672
First Security Group, Inc.	10,700	29,425
First South Bancorp, Inc., Virginia	5,916	59,574
First State Bancorp. (a)	23,559	11,546
First United Corp.	5,930	39,494
Firstbank Corp., Michigan	7,615	66,174
FirstMerit Corp.	117,012	2,451,401
FNB Corp., North Carolina	14,866	22,448
FNB Corp., Pennsylvania	163,608	1,065,088
Frontier Financial Corp. (a)(c)	5,747	20,172
Fulton Financial Corp. (c)	241,708	2,083,523
German American Bancorp, Inc.	17,151	293,111
Glacier Bancorp, Inc. (c)	90,161	1,179,306
Great Southern Bancorp, Inc. (c)	14,033	315,462
Green Bankshares, Inc. (c)	21,440	87,475
Guaranty Bancorp (a)	68,760	70,135
Hampton Roads Bankshares, Inc. (c)	68,693	142,881
Hancock Holding Co.	43,789	1,812,865
Hanmi Financial Corp. (a)(c)	75,657	87,762
Harleysville National Corp., Pennsylvania (c)	65,283	387,781
Hawthorn Bancshares, Inc.	5,622	53,971
Heartland Financial USA, Inc. (c)	16,000	211,040
Heritage Commerce Corp.	8,124	30,952
Heritage Financial Corp., Washington	4,130	52,616
Home Bancorp, Inc. (a)	5,730	70,651
Home Bancshares, Inc.	30,211	691,530
Horizon Financial Corp. (c)	17,153	5,832
Hudson Valley Holding Corp.	12,473	326,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
IBERIABANK Corp.	31,653	$ 1,795,675
Independent Bank Corp., Massachusetts	41,219	842,929
Independent Bank Corp., Michigan (c)	20,910	14,219
Integra Bank Corp.	19,801	15,346
International Bancshares Corp. (c)	73,487	1,232,377
Intervest Bancshares Corp. Class A (a)	9,743	29,716
Investors Bancorp, Inc. (a)	64,698	712,972
Lakeland Bancorp, Inc.	37,435	227,605
Lakeland Financial Corp.	17,512	298,404
Macatawa Bank Corp. (a)(c)	20,513	45,539
MainSource Financial Group, Inc.	28,777	151,655
MB Financial, Inc.	66,882	1,247,349
MBT Financial Corp.	10,000	16,100
Mercantile Bancorp, Inc., Illinois (c)	5,364	19,310
Mercantile Bank Corp.	8,789	29,004
Merchants Bancshares, Inc.	6,649	153,858
Metro Bancorp, Inc. (a)(c)	6,180	65,941
Metrocorp Bancshares, Inc.	4,282	13,445
Midsouth Bancorp, Inc.	3,481	46,715
Midwest Banc Holdings, Inc. (c)	27,414	10,417
MidWestOne Financial Group, Inc.	3,324	25,861
Nara Bancorp, Inc.	35,509	358,996
National Bankshares, Inc.	1,004	26,235
National Penn Bancshares, Inc.	179,901	993,054
NBT Bancorp, Inc.	52,182	1,074,427
NewBridge Bancorp (a)	11,690	24,783
North Valley Bancorp	11,383	20,603
Northern States Financial Corp. (a)	2,836	8,536
Northfield Bancorp, Inc. (c)	29,680	379,607
Northrim Bancorp, Inc.	2,207	35,466
Ohio Valley Banc Corp. (c)	6,000	133,260
Old National Bancorp, Indiana	118,367	1,377,792
Old Second Bancorp, Inc. (c)	20,047	112,263
Oriental Financial Group, Inc.	38,839	376,738
Orrstown Financial Services, Inc. (c)	3,453	114,122
PAB Bankshares, Inc. (a)(c)	7,901	12,168
Pacific Capital Bancorp (c)	92,066	86,542
Pacific Continental Corp.	4,735	48,818
Pacific Mercantile Bancorp (a)	7,285	21,928
PacWest Bancorp	41,204	758,154
Park National Corp. (c)	18,900	1,130,409
Peapack-Gladstone Financial Corp.	5,720	66,238
Peoples Bancorp, Inc.	11,922	107,775
Peoples Financial Corp., Mississippi	6,457	102,666
Pinnacle Financial Partners, Inc. (a)(c)	49,164	580,627
Popular, Inc.	386,110	915,081
Preferred Bank, Los Angeles California	10,547	18,668
Premier Financial Bancorp, Inc.	1,360	8,296
PremierWest Bancorp	19,543	26,774
Princeton National Bancorp, Inc.	2,512	26,753
PrivateBancorp, Inc.	93,097	920,729

	Shares	Value
Prosperity Bancshares, Inc. (c)	67,158	$ 2,674,903
QCR Holdings, Inc.	4,300	33,970
Renasant Corp.	47,726	679,141
Republic Bancorp, Inc., Kentucky Class A (c)	19,739	372,278
Republic First Bancorp, Inc. (a)	7,220	28,014
Royal Bancshares of Pennsylvania, Inc. Class A (a)(c)	6,704	9,453
S&T Bancorp, Inc. (c)	48,624	775,553
S.Y. Bancorp, Inc.	22,264	485,800
Sandy Spring Bancorp, Inc.	23,440	218,226
Santander Bancorp (a)	4,969	56,647
Savannah Bancorp, Inc.	3,956	34,813
SCBT Financial Corp.	17,451	453,726
Seacoast Banking Corp., Florida	64,605	108,536
Shore Bancshares, Inc.	7,500	109,050
Sierra Bancorp (c)	13,100	97,464
Signature Bank, New York (a)(c)	59,595	1,846,253
Simmons First National Corp. Class A (c)	23,487	594,456
Smithtown Bancorp, Inc.	14,655	93,645
South Financial Group, Inc.	197,991	120,775
Southside Bancshares, Inc.	25,475	522,238
Southwest Bancorp, Inc., Oklahoma	21,075	141,203
Southwest Georgia Financial Corp.	835	7,098
State Bancorp, Inc., New York	10,592	78,275
StellarOne Corp.	34,081	343,877
Sterling Bancorp, New York	49,845	338,946
Sterling Bancshares, Inc. (c)	142,313	714,411
Sterling Financial Corp., Washington (a)(c)	76,895	46,137
Suffolk Bancorp	24,189	651,410
Summit Financial Group, Inc.	1,800	7,056
Sun Bancorp, Inc., New Jersey	26,455	94,973
Superior Bancorp (a)	14,301	25,599
Susquehanna Bancshares, Inc., Pennsylvania (c)	118,446	679,880
SVB Financial Group (a)(c)	57,024	2,158,929
Synovus Financial Corp.	632,070	1,232,537
Taylor Capital Group, Inc. (a)(c)	10,172	63,677
TCF Financial Corp. (c)	166,355	2,185,905
Tennessee Commerce Bancorp, Inc. (a)	4,775	21,535
Texas Capital Bancshares, Inc. (a)	59,910	869,893
The First Bancorp, Inc.	3,499	52,590
TIB Financial Corp. (c)	7,059	5,718
Tompkins Financial Corp.	10,761	429,364
Tower Bancorp, Inc.	4,030	77,215
TowneBank (c)	33,000	399,300
Trico Bancshares (c)	20,077	347,934
Trustmark Corp.	70,760	1,355,762
UMB Financial Corp.	45,567	1,790,783
Umpqua Holdings Corp. (c)	122,659	1,442,470
Union Bankshares Corp.	26,979	318,352
United Bankshares, Inc., West Virginia (c)	63,085	1,078,754
United Community Banks, Inc., Georgia	149,941	580,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Security Bancshares, Inc.	7,707	$ 126,241
United Security Bancshares, California (c)	6,587	30,300
Univest Corp. of Pennsylvania	24,780	401,188
Valley National Bancorp	189,547	2,505,811
Virginia Commerce Bancorp, Inc. (a)	30,283	109,322
VIST Financial Corp.	2,051	11,281
W Holding Co., Inc. (c)	6,601	102,844
Washington Banking Co., Oak Harbor (c)	10,700	107,107
Washington Trust Bancorp, Inc.	25,218	374,487
Webster Financial Corp.	98,827	1,258,068
WesBanco, Inc.	47,130	608,448
West Bancorp., Inc.	13,500	66,555
West Coast Bancorp, Oregon (c)	15,866	36,492
Westamerica Bancorp.	40,500	2,154,600
Western Alliance Bancorp. (a)(c)	114,065	452,838
Whitney Holding Corp. (c)	130,328	1,049,140
Wilber Corp.	466	3,159
Wilmington Trust Corp., Delaware (c)	96,870	1,188,595
Wilshire Bancorp, Inc. (c)	46,235	324,107
Wintrust Financial Corp. (c)	36,309	942,945
Yadkin Valley Financial Corp.	11,279	40,717
		109,942,356
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	68,068	426,106
AmeriCredit Corp. (a)(c)	87,076	1,606,552
Cardtronics, Inc. (a)	21,500	237,575
Cash America International, Inc. (c)	39,710	1,277,074
CompuCredit Holdings Corp. (a)(c)	50,670	117,554
Consumer Portfolio Services, Inc. (a)	11,918	15,017
Credit Acceptance Corp. (a)	9,307	321,929
Dollar Financial Corp. (a)(c)	33,867	827,032
EZCORP, Inc. (non-vtg.) Class A (a)	64,124	947,111
First Cash Financial Services, Inc. (a)	38,106	727,825
First Marblehead Corp. (a)	55,188	114,239
Nelnet, Inc. Class A	39,076	678,750
QC Holdings, Inc.	10,421	56,273
Rewards Network, Inc.	10,495	120,168
Student Loan Corp.	6,838	339,712
World Acceptance Corp. (a)(c)	21,570	632,648
		8,445,565
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp. (a)(c)	17,141	100,103
Asta Funding, Inc. (c)	11,285	76,287
California First National Bancorp	373	4,483
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)(c)	26,184	446,175
Financial Federal Corp.	36,572	991,101
Interactive Brokers Group, Inc. (a)	55,672	942,527
KKR Financial Holdings LLC	115,228	638,363

	Shares	Value
Life Partners Holdings, Inc. (c)	18,118	$ 337,176
MarketAxess Holdings, Inc.	41,888	521,506
Marlin Business Services Corp. (a)	7,748	54,623
Medallion Financial Corp.	52,498	433,633
MicroFinancial, Inc.	5,166	15,808
MSCI, Inc. Class A (a)	139,939	4,263,941
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	37,643	124,222
PHH Corp. (a)(c)	78,248	1,081,387
PICO Holdings, Inc. (a)(c)	31,009	928,409
Portfolio Recovery Associates, Inc. (a)(c)	21,506	968,415
Primus Guaranty Ltd. (a)	21,499	72,452
Resource America, Inc. Class A	15,458	57,040
		12,057,651
Insurance - 9.8%
21st Century Holding Co.	8,797	35,804
Alleghany Corp.	8,464	2,259,549
Allied World Assurance Co. Holdings Ltd.	51,000	2,437,290
AMBAC Financial Group, Inc. (c)	368,431	283,692
American Equity Investment Life Holding Co.	90,804	664,685
American Financial Group, Inc.	105,037	2,548,198
American Independence Corp. (a)	3,087	14,138
American National Insurance Co.	21,417	2,324,173
American Physicians Capital, Inc.	22,274	607,635
American Physicians Service Group, Inc.	11,000	255,750
American Safety Insurance Group Ltd. (a)	9,346	140,470
Amerisafe, Inc. (a)	41,852	706,880
Amtrust Financial Services, Inc.	44,803	535,396
Arch Capital Group Ltd. (a)	73,465	5,130,796
Argo Group International Holdings, Ltd. (a)	38,709	1,129,142
Arthur J. Gallagher & Co. (c)	133,556	2,991,654
Aspen Insurance Holdings Ltd.	100,135	2,594,498
Assured Guaranty Ltd. (c)	173,916	3,944,415
Axis Capital Holdings Ltd. (c)	188,674	5,280,985
Baldwin & Lyons, Inc. Class B	14,444	334,812
Berkshire Hathaway, Inc. Class A (a)	1,647	165,688,151
Brown & Brown, Inc.	149,375	2,666,344
Citizens, Inc. Class A (a)(c)	51,570	317,156
CNA Financial Corp. (a)(c)	42,442	965,556
CNA Surety Corp. (a)	22,189	298,442
Conseco, Inc. (a)(c)	260,840	1,249,424
Crawford & Co. Class B (a)(c)	30,301	116,356
CRM Holdings Ltd. (a)	9,636	6,842
Delphi Financial Group, Inc. Class A	64,272	1,404,986
Donegal Group, Inc. Class A	17,200	251,636
Eastern Insurance Holdings, Inc.	11,883	92,331
eHealth, Inc. (a)	41,388	549,219
EMC Insurance Group	12,011	249,468
Employers Holdings, Inc.	68,984	1,056,145
Endurance Specialty Holdings Ltd.	68,204	2,550,148
Enstar Group Ltd. (a)(c)	7,945	584,514
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Erie Indemnity Co. Class A (c)	47,227	$ 1,745,982
Everest Re Group Ltd.	76,311	6,494,829
FBL Financial Group, Inc. Class A	22,205	391,474
Fidelity National Financial, Inc. Class A (c)	322,466	4,479,053
First Acceptance Corp. (a)	24,679	45,656
First Mercury Financial Corp.	45,269	586,686
Flagstone Reinsurance Holdings Ltd.	54,569	589,891
FPIC Insurance Group, Inc. (a)	17,968	630,138
Gainsco, Inc. (a)	39	409
Greenlight Capital Re, Ltd. (a)	42,281	1,025,314
Hallmark Financial Services, Inc. (a)	12,591	96,825
Hanover Insurance Group, Inc.	71,635	2,982,165
Harleysville Group, Inc.	19,640	618,071
HCC Insurance Holdings, Inc. (c)	151,947	3,970,375
Hilltop Holdings, Inc. (a)	91,216	1,108,274
Horace Mann Educators Corp.	64,924	780,386
Independence Holding Co.	11,587	62,222
Infinity Property & Casualty Corp.	22,656	905,334
Investors Title Co.	1,641	48,410
Kansas City Life Insurance Co.	4,931	132,644
Life Quotes, Inc. (a)	779	2,259
Maiden Holdings Ltd.	119,791	903,224
Markel Corp. (a)(c)	13,293	4,506,327
Max Capital Group Ltd.	64,222	1,399,397
Meadowbrook Insurance Group, Inc.	108,435	742,780
Mercer Insurance Group, Inc.	5,069	87,085
Mercury General Corp.	37,908	1,400,322
Montpelier Re Holdings Ltd.	112,454	1,882,480
National Financial Partners Corp. (a)(c)	59,064	516,219
National Interstate Corp.	6,658	116,781
National Security Group, Inc.	2,778	21,252
National Western Life Insurance Co. Class A	3,518	600,312
Navigators Group, Inc. (a)(c)	21,102	983,564
Nymagic, Inc.	8,426	141,978
Old Republic International Corp.	317,824	3,381,647
OneBeacon Insurance Group Ltd.	54,329	760,606
PartnerRe Ltd.	74,864	5,767,523
Phoenix Companies, Inc. (a)(c)	153,446	380,546
Platinum Underwriters Holdings Ltd.	65,396	2,307,825
PMA Capital Corp. Class A (a)	37,128	236,505
Presidential Life Corp.	31,226	318,193
ProAssurance Corp. (a)	44,407	2,364,673
Protective Life Corp.	119,995	1,984,717
Reinsurance Group of America, Inc.	100,220	4,660,230
RenaissanceRe Holdings Ltd.	84,592	4,507,062
RLI Corp. (c)	25,571	1,289,546
Safety Insurance Group, Inc.	29,997	1,068,493
SeaBright Insurance Holdings, Inc. (a)	51,078	561,858
Selective Insurance Group, Inc.	71,104	1,109,222

	Shares	Value
StanCorp Financial Group, Inc.	65,342	$ 2,424,842
State Auto Financial Corp.	18,291	296,863
Stewart Information Services Corp. (c)	34,475	357,506
The First American Corp.	120,526	3,823,085
Tower Group, Inc. (c)	57,649	1,422,777
Transatlantic Holdings, Inc.	78,439	4,238,844
Unico American Corp.	2,607	23,489
United America Indemnity Ltd. Class A (a)	74,511	512,636
United Fire & Casualty Co.	35,817	617,485
Unitrin, Inc.	64,320	1,434,979
Universal Insurance Holdings, Inc.	15,000	82,050
Validus Holdings Ltd.	101,055	2,677,958
W.R. Berkley Corp.	188,020	4,645,974
Wesco Financial Corp.	2,262	771,342
White Mountains Insurance Group Ltd.	10,250	3,339,758
Zenith National Insurance Corp. (c)	53,369	1,525,820
		311,158,852
Real Estate Investment Trusts - 5.8%
Acadia Realty Trust (SBI) (c)	62,282	1,013,328
Agree Realty Corp.	18,217	448,685
Alesco Financial, Inc. (a)	51,826	36,278
Alexanders, Inc.	3,551	989,131
Alexandria Real Estate Equities, Inc. (c)	58,406	3,292,346
AMB Property Corp. (SBI)	199,087	4,688,499
American Campus Communities, Inc.	76,569	2,063,535
American Capital Agency Corp. (c)	27,349	723,928
Annaly Capital Management, Inc.	751,545	13,835,943
Anthracite Capital, Inc. (c)	104,762	39,810
Anworth Mortgage Asset Corp.	163,588	1,177,834
Apollo Commercial Real Estate Finance, Inc.	10,901	188,369
Arbor Realty Trust, Inc. (c)	24,651	43,879
Ashford Hospitality Trust, Inc. (a)(c)	142,369	593,679
Associated Estates Realty Corp.	40,225	397,423
BioMed Realty Trust, Inc. (c)	131,460	1,799,687
Brandywine Realty Trust (SBI) (c)	180,760	1,775,063
BRE Properties, Inc.	69,236	2,169,164
BRT Realty Trust	5,199	25,579
Camden Property Trust (SBI)	87,413	3,387,254
Capital Trust, Inc. Class A (a)(c)	74,422	90,795
CapLease, Inc.	80,502	346,964
Capstead Mortgage Corp. (c)	96,242	1,374,336
Care Investment Trust, Inc.	14,587	120,489
CBL & Associates Properties, Inc. (c)	190,544	1,764,437
Cedar Shopping Centers, Inc.	79,374	479,419
Chimera Investment Corp.	845,754	3,408,389
Cogdell Spencer, Inc.	73,705	372,210
Colonial Properties Trust (SBI)	98,582	1,065,671
Colony Financial, Inc.	22,684	427,140
Corporate Office Properties Trust (SBI) (c)	77,587	2,652,700
Cousins Properties, Inc.	106,294	765,317
Crexus Investment Corp.	22,724	302,229
Cypress Sharpridge Investments, Inc.	17,073	223,656
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DCT Industrial Trust, Inc.	287,534	$ 1,365,787
Developers Diversified Realty Corp. (c)	175,939	1,780,503
DiamondRock Hospitality Co. (c)	158,651	1,275,554
Digital Realty Trust, Inc.	99,263	4,830,138
Douglas Emmett, Inc. (c)	165,700	2,273,404
Duke Realty LP (c)	306,614	3,437,143
DuPont Fabros Technology, Inc. (a)	49,945	800,618
EastGroup Properties, Inc. (c)	36,041	1,366,675
Education Realty Trust, Inc.	71,703	354,930
Entertainment Properties Trust (SBI) (c)	56,651	1,789,605
Equity Lifestyle Properties, Inc. (c)	36,401	1,747,612
Equity One, Inc. (c)	45,662	737,441
Essex Property Trust, Inc. (c)	37,000	2,950,750
Extra Space Storage, Inc.	138,287	1,519,774
Federal Realty Investment Trust (SBI) (c)	80,902	5,203,617
FelCor Lodging Trust, Inc.	92,534	311,840
First Industrial Realty Trust, Inc. (c)	60,983	271,984
First Potomac Realty Trust	66,963	792,172
Franklin Street Properties Corp.	101,248	1,143,090
Getty Realty Corp. (c)	36,655	833,168
Gladstone Commercial Corp.	10,600	142,358
Glimcher Realty Trust	51,154	150,393
Government Properties Income Trust	20,561	513,408
Gramercy Capital Corp. (a)	40,689	115,150
Hatteras Financial Corp.	56,585	1,731,501
Healthcare Realty Trust, Inc.	75,372	1,664,967
Hersha Hospitality Trust	115,710	304,317
Highwoods Properties, Inc. (SBI)	98,070	3,001,923
Home Properties, Inc.	44,449	1,997,094
Hospitality Properties Trust (SBI)	171,086	3,320,779
HRPT Properties Trust (SBI) (c)	319,976	1,964,653
Inland Real Estate Corp.	90,445	709,993
Invesco Mortgage Capital, Inc.	25,760	546,112
Investors Real Estate Trust	109,568	965,294
iStar Financial, Inc. (a)(c)	129,061	313,618
Kilroy Realty Corp. (c)	56,253	1,694,903
Kite Realty Group Trust	98,830	313,291
LaSalle Hotel Properties (SBI) (c)	90,645	1,688,716
Lexington Corporate Properties Trust	180,186	875,704
Liberty Property Trust (SBI)	152,692	4,525,791
LTC Properties, Inc.	40,510	1,041,512
Mack-Cali Realty Corp. (c)	107,714	3,305,743
Maguire Properties, Inc. (a)(c)	97,718	179,801
Medical Properties Trust, Inc.	127,629	1,235,449
MFA Financial, Inc.	363,917	2,754,852
Mid-America Apartment Communities, Inc. (c)	41,567	1,933,281
Mission West Properties, Inc.	31,945	217,545
Monmouth Real Estate Investment Corp. Class A	15,627	107,670
National Health Investors, Inc.	35,626	1,175,302

	Shares	Value
National Retail Properties, Inc. (c)	111,399	$ 2,232,436
Nationwide Health Properties, Inc.	145,888	4,961,651
Newcastle Investment Corp. (c)	65,687	119,550
NorthStar Realty Finance Corp. (c)	93,201	315,951
Omega Healthcare Investors, Inc.	108,995	1,971,720
One Liberty Properties, Inc.	25,930	231,814
Parkway Properties, Inc.	41,827	780,910
Pennsylvania Real Estate Investment Trust (SBI)	50,247	371,325
Pennymac Mortgage Investment Trust	22,624	400,897
PMC Commercial Trust	6,561	50,126
Post Properties, Inc. (c)	64,290	1,184,865
Potlatch Corp. (c)	52,000	1,530,880
PS Business Parks, Inc.	26,896	1,278,636
RAIT Financial Trust (SBI) (c)	90,009	139,514
Ramco-Gershenson Properties Trust (SBI)	36,937	336,127
Rayonier, Inc.	107,481	4,271,295
Realty Income Corp. (c)	140,752	3,559,618
Redwood Trust, Inc. (c)	92,497	1,329,182
Regency Centers Corp. (c)	106,967	3,580,185
Resource Capital Corp.	20,772	106,976
Saul Centers, Inc.	15,792	487,341
Senior Housing Properties Trust (SBI)	171,209	3,556,011
SL Green Realty Corp. (c)	107,165	4,760,269
Sovran Self Storage, Inc. (c)	34,280	1,107,930
Starwood Property Trust, Inc.	58,340	1,131,796
Strategic Hotel & Resorts, Inc. (a)(c)	209,773	356,614
Sun Communities, Inc.	44,254	840,826
Sunstone Hotel Investors, Inc. (c)	114,229	925,255
Supertel Hospitality, Inc., Maryland	13,197	18,872
Tanger Factory Outlet Centers, Inc. (c)	52,525	2,061,606
Taubman Centers, Inc. (c)	71,586	2,459,695
The Macerich Co. (c)	128,904	3,836,183
Transcontinental Realty Investors, Inc. (a)	1,497	16,362
U-Store-It Trust	94,213	613,327
UDR, Inc.	216,429	3,239,942
UMH Properties, Inc.	4,453	34,288
Universal Health Realty Income Trust (SBI)	24,396	748,469
Urstadt Biddle Properties, Inc. (c)	5,274	72,096
Urstadt Biddle Properties, Inc. Class A	43,601	598,206
Walter Investment Management Corp. (c)	24,246	295,316
Washington (REIT) (SBI) (c)	76,459	1,995,580
Weingarten Realty Investors (SBI)	163,732	3,178,038
Winthrop Realty Trust	26,839	242,893
		186,690,664
Real Estate Management & Development - 0.4%
American Realty Investments, Inc. (a)(c)	1,965	20,023
Avatar Holdings, Inc. (a)(c)	7,880	120,564
Brookfield Properties Corp.	350,449	3,961,020
Consolidated-Tomoka Land Co.	7,270	261,720
Forest City Enterprises, Inc. Class A (c)	166,195	1,783,272
Forestar Group, Inc. (a)(c)	56,444	1,047,036
Grubb & Ellis Co. (a)	40,464	59,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	56,398	$ 2,868,966
Market Leader, Inc. (a)	9,851	20,490
Maui Land & Pineapple, Inc. (a)	8,316	47,817
Reis, Inc. (a)	2,805	16,970
Stratus Properties, Inc. (a)	2,986	28,486
Tejon Ranch Co. (a)(c)	22,580	600,854
The St. Joe Co. (a)(c)	124,116	3,090,488
Thomas Properties Group, Inc.	49,960	154,376
ZipRealty, Inc. (a)	10,323	39,640
		14,121,204
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	36,899	252,020
Anchor BanCorp Wisconsin, Inc. (c)	18,340	9,537
Arlington Asset Investment Corp. (a)(c)	7,031	93,301
Astoria Financial Corp.	120,000	1,245,600
Bank Mutual Corp.	92,778	650,374
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (c)	9,904	13,172
BankFinancial Corp.	29,332	275,427
BCSB Bancorp, Inc. (a)	2,564	21,640
Beneficial Mutual Bancorp, Inc. (a)	68,069	633,042
Berkshire Bancorp, Inc.	1,110	7,115
Berkshire Hills Bancorp, Inc.	19,529	368,317
Brookline Bancorp, Inc., Delaware	108,639	1,033,157
Camco Financial Corp.	7,852	14,840
Capitol Federal Financial	35,409	1,033,235
CFS Bancorp, Inc.	5,521	24,237
Charter Financial Corp., Georgia	8,305	100,906
Cheviot Financial Corp.	52	365
Citizens First Bancorp, Inc., Delaware (a)	3,754	2,169
Citizens South Banking Corp., Delaware	10,510	60,538
Clifton Savings Bancorp, Inc.	18,163	161,287
Dime Community Bancshares, Inc.	66,040	742,290
Doral Financial Corp. (a)(c)	14,606	45,571
ESB Financial Corp. (c)	7,483	89,347
ESSA Bancorp, Inc.	28,000	354,480
Fannie Mae (a)(c)	1,544,751	1,359,381
Farmer Mac Class C (non-vtg.)	12,702	86,374
First Clover Leaf Financial Corp.	10,566	68,679
First Defiance Financial Corp.	6,354	69,004
First Federal Bancshares of Arkansas, Inc. (c)	3,747	10,304
First Financial Holdings, Inc.	22,059	295,370
First Financial Northwest, Inc.	27,660	189,748
First Financial Service Corp.	745	6,243
First Niagara Financial Group, Inc.	253,470	3,343,269
First Place Financial Corp.	18,173	50,884
Flagstar Bancorp, Inc. (a)(c)	80,396	56,277
Flushing Financial Corp.	40,791	445,030
Freddie Mac (a)(c)	898,314	925,263

	Shares	Value
Harrington West Financial Group, Inc. (a)	4,000	$ 1,960
HMN Financial, Inc. (a)	2,852	10,923
Home Federal Bancorp, Inc.	22,607	275,579
HopFed Bancorp, Inc.	7,731	73,599
Indiana Community Bancorp	2,558	19,185
Jefferson Bancshares, Inc., Tennessee	5,738	28,920
Kearny Financial Corp.	30,997	305,320
Legacy Bancorp, Inc.	18,619	177,811
Louisiana Bancorp, Inc. (a)	240	3,420
LSB Corp.	3,904	44,740
MGIC Investment Corp. (a)(c)	177,203	708,812
MutualFirst Financial, Inc.	2,603	16,998
NASB Financial, Inc. (c)	3,384	81,724
New England Bancshares, Inc.	7,230	35,066
New York Community Bancorp, Inc. (c)	471,652	5,513,612
NewAlliance Bancshares, Inc.	138,968	1,637,043
Northeast Community Bancorp, Inc. (c)	8,762	54,675
Northwest Bancorp, Inc.	36,708	849,423
OceanFirst Financial Corp.	20,240	205,031
Ocwen Financial Corp. (a)	100,131	933,221
Oritani Financial Corp.	21,258	276,779
Pamrapo Bancorp, Inc.	2,874	21,009
Parkvale Financial Corp.	2,919	23,469
Provident Financial Holdings, Inc.	3,631	14,742
Provident Financial Services, Inc.	90,068	952,919
Provident New York Bancorp	77,561	647,634
Pulaski Financial Corp.	6,450	43,667
PVF Capital Corp.	5,643	10,270
Radian Group, Inc. (c)	112,065	500,931
Rainier Pacific Financial Group, Inc.	3,186	829
Riverview Bancorp, Inc. (a)	13,156	35,784
Rockville Financial, Inc.	7,892	84,208
Roma Financial Corp.	13,772	165,402
Rome Bancorp, Inc.	12,337	100,670
TF Financial Corp.	1,778	32,857
TFS Financial Corp.	137,247	1,534,421
The PMI Group, Inc. (c)	132,289	243,412
TierOne Corp. (a)	17,055	13,985
Timberland Bancorp, Inc.	12,774	56,333
Tree.com, Inc. (a)	6,533	42,138
Triad Guaranty, Inc. (a)(c)	10,834	6,175
Trustco Bank Corp., New York (c)	141,019	868,677
United Community Financial Corp., Ohio	28,070	44,631
United Financial Bancorp, Inc.	19,561	251,163
ViewPoint Financial Group	20,697	270,717
Washington Federal, Inc.	158,636	3,022,016
Waterstone Financial, Inc. (a)(c)	7,726	14,911
Westfield Financial, Inc.	47,146	389,897
WSFS Financial Corp.	11,795	314,573
		35,099,074
TOTAL FINANCIALS		740,848,860
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.8%
Biotechnology - 2.7%
A.P. Pharma, Inc. (a)	4,452	$ 4,051
Aastrom Biosciences, Inc. (a)	178,505	46,411
Abraxis BioScience, Inc. (a)	8,184	273,918
Acadia Pharmaceuticals, Inc. (a)	109,109	134,204
Acorda Therapeutics, Inc. (a)(c)	55,763	1,342,773
Affymax, Inc. (a)(c)	8,252	168,176
Alexion Pharmaceuticals, Inc. (a)	123,249	5,589,342
Alkermes, Inc. (a)	128,413	1,153,149
Allos Therapeutics, Inc. (a)(c)	96,367	623,494
Alnylam Pharmaceuticals, Inc. (a)(c)	56,025	941,780
AMAG Pharmaceuticals, Inc. (a)(c)	24,603	919,906
Amicus Therapeutics, Inc. (a)	10,000	33,600
Amylin Pharmaceuticals, Inc. (a)	197,715	2,819,416
Anadys Pharmaceuticals, Inc. (a)	89,040	203,902
Antigenics, Inc. (a)	57,480	40,811
Arena Pharmaceuticals, Inc. (a)(c)	152,768	554,548
ARIAD Pharmaceuticals, Inc. (a)	162,723	367,754
ArQule, Inc. (a)	42,103	151,150
Array Biopharma, Inc. (a)	77,370	133,076
AspenBio Pharma, Inc. (a)	34,042	56,169
Avalon Pharmaceuticals, Inc. rights 6/30/10 (a)	22,000	0
AVI BioPharma, Inc. (a)(c)	149,949	212,928
Avigen, Inc. (a)	22,946	33,042
BioCryst Pharmaceuticals, Inc. (a)(c)	33,947	275,310
BioMarin Pharmaceutical, Inc. (a)(c)	138,703	2,289,987
Bionovo, Inc. (a)	28,309	10,757
Biosante Pharmaceuticals, Inc. (a)	37,967	55,432
Biospecifics Technologies Corp. (a)(c)	1,672	48,839
BioSphere Medical, Inc. (a)	4,678	12,116
BioTime, Inc. (a)(c)	14,108	55,021
Cardium Therapeutics, Inc. (a)	20,939	12,145
Cel-Sci Corp. (a)(c)	220,749	273,729
Celera Corp. (a)	116,044	724,115
Cell Therapeutics, Inc. (a)(c)	625,481	644,245
Celldex Therapeutics, Inc. (a)(c)	53,239	240,640
Cepheid, Inc. (a)(c)	84,211	1,042,532
Chelsea Therapeutics International Ltd. (a)	26,081	57,639
Cleveland Biolabs, Inc. (a)(c)	20,722	77,293
Clinical Data, Inc. (a)(c)	13,173	205,631
Combinatorx, Inc. (a)(c)	22,451	25,594
Cubist Pharmaceuticals, Inc. (a)(c)	74,235	1,238,240
Curis, Inc. (a)	51,181	133,582
Cytokinetics, Inc. (a)	61,414	190,383
Cytori Therapeutics, Inc. (a)(c)	24,014	140,482
CytRx Corp. (a)(c)	207,036	197,823
DARA BioSciences, Inc. (a)	97,427	39,887
Dendreon Corp. (a)(c)	164,442	4,495,844
DUSA Pharmaceuticals, Inc. (a)(c)	9,863	14,597
Dyax Corp. (a)	92,151	343,723

	Shares	Value
Dynavax Technologies Corp. (a)(c)	80,058	$ 106,477
Emergent BioSolutions, Inc. (a)	30,539	438,540
EntreMed, Inc. (a)	24,230	23,019
Enzon Pharmaceuticals, Inc. (a)(c)	89,399	868,064
Epicept Corp. (a)	32,261	19,679
Exact Sciences Corp. (a)	21,038	54,699
Exelixis, Inc. (a)(c)	175,689	1,201,713
Facet Biotech Corp. (a)(c)	34,427	565,291
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(c)	24,410	464,034
GenVec, Inc. (a)(c)	87,639	92,021
Geron Corp. (a)(c)	141,953	736,736
GTC Biotherapeutics, Inc. (a)	439	404
GTx, Inc. (a)(c)	24,446	95,339
Halozyme Therapeutics, Inc. (a)(c)	115,189	628,932
Hemispherx Biopharma, Inc. (a)(c)	180,209	216,251
Human Genome Sciences, Inc. (a)(c)	222,113	6,179,184
Idenix Pharmaceuticals, Inc. (a)	45,801	85,648
Idera Pharmaceuticals, Inc. (a)(c)	26,869	132,464
ImmunoGen, Inc. (a)(c)	78,017	614,774
Immunomedics, Inc. (a)(c)	98,624	305,734
Incyte Corp. (a)(c)	175,750	1,463,998
Infinity Pharmaceuticals, Inc. (a)	12,188	73,737
Inhibitex, Inc. (a)	8,093	8,085
Inovio Biomedical Corp. (a)(c)	87,351	115,303
Insmed, Inc. (a)(c)	140,000	107,800
InterMune, Inc. (c)	59,086	634,584
Isis Pharmaceuticals, Inc. (a)(c)	128,872	1,380,219
Keryx Biopharmaceuticals, Inc. (a)(c)	60,465	156,000
La Jolla Pharmaceutical Co. (a)	33,235	2,326
Lexicon Pharmaceuticals, Inc. (a)	93,125	145,275
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)(c)	212,563	420,875
Manhattan Pharmaceuticals, Inc. (a)	9,897	594
MannKind Corp. (a)(c)	100,337	728,447
Martek Biosciences (a)(c)	44,016	765,878
Maxygen, Inc. (a)	43,092	234,420
MediciNova, Inc. (a)(c)	5,606	39,055
Medivation, Inc. (a)(c)	53,353	1,637,937
Metabasis Therapeutics, Inc. (a)	26,087	9,913
Metabolix, Inc. (a)(c)	27,147	303,232
Micromet, Inc. (a)(c)	81,157	554,302
Molecular Insight Pharmaceuticals, Inc. (a)(c)	10,559	34,845
Momenta Pharmaceuticals, Inc. (a)(c)	56,648	563,648
Myriad Genetics, Inc. (a)	130,869	3,025,691
Myriad Pharmaceuticals, Inc. (a)	89,389	447,839
Nabi Biopharmaceuticals (a)	74,967	370,337
Nanosphere, Inc. (a)	4,696	27,706
Neurocrine Biosciences, Inc. (a)	87,694	178,019
NeurogesX, Inc. (a)	8,776	70,296
Novavax, Inc. (a)(c)	104,817	314,451
NPS Pharmaceuticals, Inc. (a)(c)	116,060	365,589
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Omeros Corp.	9,491	$ 64,729
OncoGenex Pharmaceuticals, Inc. (a)(c)	4,410	139,091
ONYX Pharmaceuticals, Inc. (a)(c)	83,675	2,393,942
Opexa Therapeutics, Inc. (a)(c)	16,303	33,584
Opko Health, Inc. (a)	116,888	204,554
Orchid Cellmark, Inc. (a)	20,246	30,976
OREXIGEN Therapeutics, Inc. (a)(c)	41,187	274,717
Orthologic Corp. (a)	36,394	25,112
OSI Pharmaceuticals, Inc. (a)(c)	79,150	2,636,487
Osiris Therapeutics, Inc. (a)(c)	30,470	205,368
OXiGENE, Inc. (a)(c)	27,796	32,243
PDL BioPharma, Inc.	156,330	1,016,145
Peregrine Pharmaceuticals, Inc. (a)(c)	41,347	106,262
Pharmasset, Inc. (a)	36,092	721,479
PharmAthene, Inc. (a)	4,653	15,215
Poniard Pharmaceuticals, Inc. (a)(c)	23,247	49,051
Progenics Pharmaceuticals, Inc. (a)(c)	77,075	298,280
Regeneron Pharmaceuticals, Inc. (a)	88,494	1,623,865
Repligen Corp. (a)	41,267	193,955
Rexahn Pharmaceuticals, Inc. (a)	107	70
Rigel Pharmaceuticals, Inc. (a)(c)	75,681	572,905
RXi Pharmaceuticals Corp. (a)	3,977	8,749
Sangamo Biosciences, Inc. (a)(c)	89,475	484,060
Savient Pharmaceuticals, Inc. (a)(c)	94,421	1,268,074
SciClone Pharmaceuticals, Inc. (a)	42,900	91,806
Seattle Genetics, Inc. (a)(c)	117,674	1,092,015
SIGA Technologies, Inc. (a)(c)	30,858	279,265
Spectrum Pharmaceuticals, Inc. (a)(c)	57,989	255,152
StemCells, Inc. (a)(c)	200,506	208,526
Sunesis Pharmaceuticals, Inc. (a)	3,400	993
Synta Pharmaceuticals Corp. (a)	25,759	102,521
Talecris Biotherapeutics Holdings Corp.	70,302	1,318,163
Targacept, Inc. (a)	11,309	264,744
Telik, Inc. (a)	42,903	33,893
Theravance, Inc. (a)(c)	79,929	1,051,866
Transcept Pharmaceuticals, Inc. (a)	3,984	26,016
Trimeris, Inc. (c)	15,229	50,560
Trubion Pharmaceuticals, Inc. (a)	6,000	22,440
Unigene Laboratories, Inc. (a)(c)	74,735	67,262
United Therapeutics Corp. (a)(c)	66,164	3,016,417
Vanda Pharmaceuticals, Inc. (a)(c)	29,049	306,757
Vertex Pharmaceuticals, Inc. (a)	254,107	9,864,434
Vical, Inc. (a)	59,039	168,852
XOMA Ltd. (a)	290,751	218,063
ZIOPHARM Oncology, Inc. (a)	415	1,623
Zymogenetics, Inc. (a)(c)	80,297	490,615
		86,989,486
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)(c)	34,996	786,360
Abiomed, Inc. (a)(c)	57,097	483,041
Accuray, Inc. (a)(c)	74,735	386,380

	Shares	Value
AdvanSource Biomaterials Corp. (a)	3,688	$ 885
Align Technology, Inc. (a)(c)	86,100	1,408,596
Alphatec Holdings, Inc. (a)	28,555	129,640
American Medical Systems Holdings, Inc. (a)(c)	103,277	1,814,577
Analogic Corp.	19,083	773,052
Angiodynamics, Inc. (a)	50,411	783,891
Anika Therapeutics, Inc. (a)	12,355	98,964
Antares Pharma, Inc. (a)	35,986	40,304
Atricure, Inc. (a)	5,254	28,634
Atrion Corp.	2,200	298,122
ATS Medical, Inc. (a)	81,739	241,130
Beckman Coulter, Inc.	93,459	6,071,097
BioLase Technology, Inc. (a)(c)	21,417	39,836
Bovie Medical Corp. (a)(c)	22,874	180,705
BSD Medical Corp. (a)(c)	13,363	26,726
Candela Corp. (a)	20,642	59,862
Cantel Medical Corp. (a)	34,286	613,719
Cardiac Science Corp. (a)	24,399	54,898
Cardica, Inc. (a)(c)	18,168	20,893
Cerus Corp. (a)	99,422	180,948
Conceptus, Inc. (a)(c)	41,786	707,437
CONMED Corp. (a)(c)	43,636	907,192
Cooper Companies, Inc. (c)	62,398	2,089,709
Cryolife, Inc. (a)	50,362	288,071
Cutera, Inc. (a)	19,631	177,072
Cyberonics, Inc. (a)(c)	44,057	793,026
Cynosure, Inc. Class A (a)	12,274	122,740
Delcath Systems, Inc. (a)(c)	22,418	112,538
DexCom, Inc. (a)(c)	59,826	433,739
Digirad Corp. (a)	4,978	11,649
Edwards Lifesciences Corp. (a)	78,778	6,481,854
Electro-Optical Sciences, Inc. (a)(c)	36,036	378,378
Endologix, Inc. (a)	58,591	248,426
EnteroMedics, Inc. (a)(c)	10,000	5,100
Escalon Medical Corp. (a)	3,512	5,268
ev3, Inc. (a)	100,194	1,272,464
Exactech, Inc. (a)	12,414	196,141
Fonar Corp. (a)	785	1,429
Gen-Probe, Inc. (a)(c)	66,208	2,760,212
Greatbatch, Inc. (a)(c)	33,182	610,217
Haemonetics Corp. (a)(c)	34,139	1,822,340
Hansen Medical, Inc. (a)(c)	52,038	133,217
HealthTronics, Inc. (a)	34,465	75,134
Hill-Rom Holdings, Inc. (c)	84,430	1,872,657
Hologic, Inc. (a)	355,513	5,144,273
Home Diagnostics, Inc. (a)	19,347	111,632
ICU Medical, Inc. (a)(c)	21,060	694,980
IDEXX Laboratories, Inc. (a)(c)	83,161	4,162,208
Immucor, Inc. (a)(c)	96,055	1,772,215
Insite Vision (a)	62,560	23,147
Insulet Corp. (a)(c)	34,282	420,297
Integra LifeSciences Holdings Corp. (a)(c)	29,290	958,955
Invacare Corp.	44,386	1,105,211
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)(c)	110,319	$ 4,638,914
Iridex Corp. (a)	9,439	29,922
IRIS International, Inc. (a)	45,897	514,046
IVAX Diagnostics, Inc. (a)	7,111	3,982
Kensey Nash Corp. (a)	21,012	489,369
Kewaunee Scientific Corp.	4,046	57,979
Kinetic Concepts, Inc. (a)(c)	84,719	2,855,877
Mako Surgical Corp. (a)(c)	14,908	127,016
Masimo Corp. (a)(c)	70,514	1,858,749
Medical Action Industries, Inc. (a)	22,708	289,754
Meridian Bioscience, Inc. (c)	59,865	1,239,804
Merit Medical Systems, Inc. (a)(c)	43,195	711,854
Micrus Endovascular Corp. (a)	16,657	219,040
National Dentex Corp. (a)	2,508	20,390
Natus Medical, Inc. (a)	48,491	645,900
Neogen Corp. (a)	25,894	842,591
Neoprobe Corp. (a)	6,563	7,351
Nephros, Inc. (a)	10,865	11,517
NeuroMetrix, Inc. (a)	7,830	20,750
NMT Medical, Inc. (a)	16,102	29,950
NuVasive, Inc. (a)(c)	49,823	1,616,756
NxStage Medical, Inc. (a)(c)	28,553	193,304
OraSure Technologies, Inc. (a)	71,145	273,197
Orthofix International NV (a)	28,026	847,787
Orthovita, Inc. (a)(c)	101,896	367,845
Osteotech, Inc. (a)	6,689	17,793
Otix Global, Inc. (a)	31,910	27,443
Palomar Medical Technologies, Inc. (a)	28,352	259,421
Quidel Corp. (a)	44,961	565,160
ResMed, Inc. (a)(c)	106,000	5,328,620
Retractable Technologies, Inc. (a)	5,601	9,970
Rochester Medical Corp. (a)	15,923	174,675
Rockwell Medical Technologies, Inc. (a)(c)	12,109	75,197
RTI Biologics, Inc. (a)	51,821	211,430
SenoRx, Inc. (a)	11,839	55,525
Sirona Dental Systems, Inc. (a)(c)	26,197	762,333
Solta Medical, Inc. (a)	35,403	76,825
Somanetics Corp. (a)	26,315	377,094
SonoSite, Inc. (a)(c)	31,856	719,627
Staar Surgical Co. (a)	38,223	142,954
Stereotaxis, Inc. (a)	33,454	124,783
Steris Corp.	72,126	2,330,391
SurModics, Inc. (a)(c)	27,035	604,232
Symmetry Medical, Inc. (a)	55,694	446,666
Synovis Life Technologies, Inc. (a)	20,569	250,119
Teleflex, Inc.	51,031	2,658,205
The Spectranetics Corp. (a)	37,264	208,306
Theragenics Corp. (a)	45,104	59,086
ThermoGenesis Corp. (a)	39,439	23,663
Thoratec Corp. (a)(c)	76,652	2,283,463
TomoTherapy, Inc. (a)	76,645	262,126

	Shares	Value
TranS1, Inc. (a)	158	$ 529
Urologix, Inc. (a)(c)	5,053	5,053
Utah Medical Products, Inc.	3,222	94,662
Vascular Solutions, Inc. (a)(c)	21,325	173,372
Vision Sciences, Inc. (a)	8,293	9,620
Volcano Corp. (a)	60,691	893,978
West Pharmaceutical Services, Inc. (c)	43,506	1,677,156
Wright Medical Group, Inc. (a)	52,643	947,574
Young Innovations, Inc.	6,599	159,960
Zoll Medical Corp. (a)	36,700	903,187
		91,255,030
Health Care Providers & Services - 2.6%
Air Methods Corp. (a)	20,487	706,187
Alliance Healthcare Services, Inc. (a)	67,209	397,877
Allied Healthcare International, Inc. (a)	37,797	111,879
Allion Healthcare, Inc. (a)	29,021	188,637
Almost Family, Inc. (a)	9,431	340,742
Amedisys, Inc. (a)(c)	37,215	1,378,444
America Service Group, Inc.	19,084	279,962
American Dental Partners, Inc. (a)	19,761	241,084
AMERIGROUP Corp. (a)	71,687	1,699,699
AMN Healthcare Services, Inc. (a)	62,644	500,526
AmSurg Corp. (a)	44,005	911,344
Animal Health International, Inc. (a)	28,873	73,915
Arcadia Resources, Inc. (a)	165,301	71,079
Assisted Living Concepts, Inc. Class A (a)	11,863	277,476
Bio-Reference Laboratories, Inc. (a)(c)	22,840	749,152
BioScrip, Inc. (a)	53,795	404,538
Brookdale Senior Living, Inc. (a)(c)	78,361	1,220,864
Capital Senior Living Corp. (a)	24,577	112,563
CardioNet, Inc. (a)(c)	45,986	223,952
Catalyst Health Solutions, Inc. (a)	54,531	1,854,599
Centene Corp. (a)	61,762	1,162,361
Chemed Corp.	28,761	1,299,422
Chindex International, Inc. (a)	27,711	379,086
Clarient, Inc. (a)	37,679	96,081
Community Health Systems, Inc. (a)	129,029	3,936,675
Continucare Corp. (a)	17,763	55,243
Corvel Corp. (a)	10,620	317,432
Cross Country Healthcare, Inc. (a)(c)	58,534	498,124
Dialysis Corp. of America (a)	7,648	55,830
Emdeon, Inc. Class A	32,240	486,502
Emergency Medical Services Corp. Class A (a)	28,555	1,377,779
Emergent Group, Inc.	4,000	28,040
Emeritus Corp. (a)(c)	26,888	420,528
Five Star Quality Care, Inc. (a)	42,257	128,884
Genoptix, Inc. (a)(c)	22,256	806,780
Gentiva Health Services, Inc. (a)(c)	39,588	936,256
Hanger Orthopedic Group, Inc. (a)	49,432	659,423
Health Fitness Corp. (a)	9,243	60,080
Health Grades, Inc. (a)	43,972	192,158
Health Management Associates, Inc. Class A (a)(c)	346,029	2,121,158
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)(c)	142,920	$ 3,032,762
HealthSouth Corp. (a)(c)	120,925	2,121,025
Healthspring, Inc. (a)	70,919	1,174,419
Healthways, Inc. (a)(c)	50,758	871,515
HearUSA, Inc. (a)	11,117	17,231
Henry Schein, Inc. (a)(c)	122,952	6,105,796
HMS Holdings Corp. (a)(c)	38,647	1,708,584
Hooper Holmes, Inc. (a)	67,944	64,547
Hythiam, Inc. (a)	35,825	12,539
Integramed America, Inc. (a)	12,500	100,125
InVentiv Health, Inc. (a)	50,642	802,169
IPC The Hospitalist Co., Inc. (a)	20,140	633,604
Kindred Healthcare, Inc. (a)	54,551	810,628
Landauer, Inc.	14,664	834,088
LCA-Vision, Inc. (a)(c)	19,294	106,310
LHC Group, Inc. (a)(c)	22,206	683,279
LifePoint Hospitals, Inc. (a)(c)	72,296	2,098,753
Lincare Holdings, Inc. (a)(c)	92,355	3,280,450
Magellan Health Services, Inc. (a)(c)	50,980	1,874,535
Medcath Corp. (a)	24,384	178,979
MEDNAX, Inc. (a)	62,824	3,531,337
Metropolitan Health Networks, Inc. (a)	53,082	105,102
Molina Healthcare, Inc. (a)(c)	21,081	440,593
MWI Veterinary Supply, Inc. (a)	18,311	679,155
National Healthcare Corp.	12,939	452,994
National Research Corp.	1,185	25,359
NightHawk Radiology Holdings, Inc. (a)	42,237	220,477
NovaMed Eyecare, Inc. (a)(c)	33,673	127,957
Odyssey Healthcare, Inc. (a)	55,596	807,810
Omnicare, Inc.	156,858	3,635,968
Owens & Minor, Inc.	56,776	2,202,341
PDI, Inc. (a)	3,836	15,497
PharMerica Corp. (a)(c)	49,322	742,296
Providence Service Corp. (a)	17,459	244,077
PSS World Medical, Inc. (a)(c)	82,416	1,594,750
Psychemedics Corp.	3,872	23,813
Psychiatric Solutions, Inc. (a)(c)	72,479	1,606,135
RadNet, Inc. (a)(c)	41,219	91,506
RehabCare Group, Inc. (a)	31,575	889,468
ResCare, Inc. (a)	35,309	453,014
Rural/Metro Corp. (a)	20,488	118,421
Select Medical Holdings Corp.	41,374	374,435
Sharps Compliance Corp. (a)	5,370	48,491
Skilled Healthcare Group, Inc. (a)(c)	61,309	416,288
SRI/Surgical Express, Inc. (a)	2,620	4,952
Sun Healthcare Group, Inc. (a)	71,135	601,802
Sunrise Senior Living, Inc. (a)(c)	75,248	235,526
The Ensign Group, Inc.	10,000	138,300
Triple-S Management Corp. (a)	41,797	671,260
U.S. Physical Therapy, Inc. (a)	23,352	341,173
Universal American Financial Corp. (a)	55,051	570,328

	Shares	Value
Universal Health Services, Inc. Class B	63,058	$ 3,524,312
VCA Antech, Inc. (a)	114,835	2,603,309
Virtual Radiologic Corp. (a)(c)	13,000	170,170
Wellcare Health Plans, Inc. (a)	57,661	1,902,236
		82,884,351
Health Care Technology - 0.6%
A.D.A.M., Inc. (a)	2,620	11,056
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)	83,933	1,611,514
AMICAS, Inc. (a)	48,323	219,870
Arrhythmia Research Technology, Inc. (a)	7,380	27,306
athenahealth, Inc. (a)(c)	42,823	1,794,284
Cerner Corp. (a)(c)	89,458	6,735,293
Computer Programs & Systems, Inc.	21,014	970,637
Eclipsys Corp. (a)(c)	75,373	1,382,341
HealthStream, Inc. (a)	8,688	36,663
iCAD, Inc. (a)	48,360	71,089
MedAssets, Inc. (a)(c)	48,623	1,134,861
Medidata Solutions, Inc.	14,841	251,555
Mediware Information Systems, Inc. (a)	1,310	9,118
MedQuist, Inc.	1,633	11,562
Merge Healthcare, Inc. (a)	50,544	154,665
Omnicell, Inc. (a)	51,119	521,414
Phase Forward, Inc. (a)	61,693	941,435
Quadramed Corp. (a)	7,152	45,844
Quality Systems, Inc. (c)	25,825	1,536,329
Transcend Services, Inc. (a)	14,000	257,880
Vital Images, Inc. (a)	24,037	303,828
		18,028,544
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	40,878	214,201
Affymetrix, Inc. (a)	107,529	509,687
Albany Molecular Research, Inc. (a)	52,930	444,083
Arrowhead Research Corp. (a)	22,957	13,774
Bio-Rad Laboratories, Inc. Class A (a)(c)	26,098	2,523,416
Bioanalytical Systems, Inc. (a)	4,772	5,058
BioClinica, Inc. (a)	2,110	8,208
Biodelivery Sciences International, Inc. (a)	20,000	77,000
Bruker BioSciences Corp. (a)	79,685	902,831
Caliper Life Sciences, Inc. (a)	28,993	75,382
Cambrex Corp. (a)	43,404	229,607
Charles River Laboratories International, Inc. (a)(c)	88,508	2,845,532
Covance, Inc. (a)(c)	86,410	4,589,235
Cryo-Cell International, Inc. (a)	6,550	11,463
Dionex Corp. (a)	25,026	1,754,573
Encorium Group, Inc. (a)	7,298	2,153
Enzo Biochem, Inc. (a)	38,087	197,291
eResearchTechnology, Inc. (a)	89,205	526,310
Harvard Bioscience, Inc. (a)	24,105	86,055
Helicos BioSciences Corp. (a)(c)	49,019	74,509
Illumina, Inc. (a)(c)	176,654	5,108,834
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Interleukin Genetics, Inc. (a)	6,973	$ 5,927
Kendle International, Inc. (a)	16,506	247,095
Luminex Corp. (a)(c)	61,073	836,700
Medtox Scientific, Inc. (a)	8,211	73,078
Mettler-Toledo International, Inc. (a)(c)	46,250	4,600,950
PAREXEL International Corp. (a)	81,770	982,058
Pharmaceutical Product Development, Inc.	145,725	3,124,344
Pure Bioscience (a)(c)	20,009	36,817
Sequenom, Inc. (a)(c)	115,187	472,267
Strategic Diagnostics, Inc. (a)	3,743	5,053
Techne Corp.	47,315	3,211,742
Varian, Inc. (a)	39,741	2,034,342
		35,829,575
Pharmaceuticals - 0.9%
Acura Pharmaceuticals, Inc. (a)(c)	10,000	42,100
Adolor Corp. (a)	74,840	113,008
Akorn, Inc. (a)(c)	148,934	241,273
Alexza Pharmaceuticals, Inc. (a)(c)	30,076	66,167
Ardea Biosciences, Inc. (a)	14,000	188,440
ARYx Therapeutics, Inc. (a)	22,000	54,780
Auxilium Pharmaceuticals, Inc. (a)(c)	61,111	2,130,941
AVANIR Pharmaceuticals Class A (a)(c)	94,944	158,556
Biodel, Inc. (a)	19,000	71,820
BioForm Medical, Inc. (a)	5,383	19,863
BioMimetic Therapeutics, Inc. (a)	20,626	219,667
Cadence Pharmaceuticals, Inc. (a)(c)	55,862	479,855
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	83,323
Columbia Laboratories, Inc. (a)	71,340	65,633
Corcept Therapeutics, Inc. (a)	7,957	17,824
Cornerstone Therapeutics, Inc. (a)	14,000	74,760
CPEX Pharmaceuticals, Inc. (a)	2,342	27,003
Cumberland Pharmaceuticals, Inc.	6,958	99,847
Cypress Bioscience, Inc. (a)	78,891	418,122
DepoMed, Inc. (a)	68,230	223,112
Discovery Laboratories, Inc. (a)(c)	161,735	121,301
Durect Corp. (a)	101,287	227,896
Emisphere Technologies, Inc. (a)	22,624	16,968
Endo Pharmaceuticals Holdings, Inc. (a)	143,296	3,156,811
Heska Corp. (a)	20,430	8,785
Hi-Tech Pharmacal Co., Inc. (a)	15,156	284,175
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	3,566
Impax Laboratories, Inc. (a)	70,000	798,000
Inspire Pharmaceuticals, Inc. (a)	77,302	449,898
Ista Pharmaceuticals, Inc. (a)	23,598	100,763
Javelin Pharmaceuticals, Inc. (a)(c)	73,596	106,714
Jazz Pharmaceuticals, Inc. (a)(c)	37,119	283,218
KV Pharmaceutical Co. Class A (a)(c)	44,087	148,132
Lannett Co., Inc. (a)	4,233	24,975
MAP Pharmaceuticals, Inc. (a)	15,360	139,008

	Shares	Value
Matrixx Initiatives, Inc. (a)(c)	18,280	$ 76,593
MDRNA, Inc. (a)(c)	27,713	22,727
Medicis Pharmaceutical Corp. Class A	78,314	1,847,427
MiddleBrook Pharmaceuticals, Inc. (a)(c)	86,915	54,756
Nektar Therapeutics (a)(c)	148,741	1,295,534
Obagi Medical Products, Inc. (a)	26,964	303,615
Oculus Innovative Sciences, Inc. (a)	19,210	28,047
Optimer Pharmaceuticals, Inc. (a)(c)	39,164	430,021
Pain Therapeutics, Inc. (a)(c)	81,649	419,676
Par Pharmaceutical Companies, Inc. (a)	48,743	1,156,184
Penwest Pharmaceuticals Co. (a)	18,669	42,752
Perrigo Co.	116,805	4,688,553
Pozen, Inc. (a)	32,512	229,535
Questcor Pharmaceuticals, Inc. (a)	112,952	485,694
Repros Therapeutics, Inc. (a)(c)	21,715	15,309
Salix Pharmaceuticals Ltd. (a)(c)	70,428	1,605,758
Santarus, Inc. (a)	45,220	180,428
SCOLR Pharma, Inc. (a)	17,200	9,288
Somaxon Pharmaceuticals, Inc. (a)(c)	7,756	29,473
Sucampo Pharmaceuticals, Inc. Class A (a)	7,000	23,170
SuperGen, Inc. (a)	50,317	131,831
The Medicines Company (a)(c)	77,378	606,644
Valeant Pharmaceuticals International (a)(c)	97,459	3,185,935
ViroPharma, Inc. (a)(c)	111,131	840,150
Vivus, Inc. (a)(c)	116,553	946,410
XenoPort, Inc. (a)	43,595	718,010
		30,039,824
TOTAL HEALTH CARE		345,026,810
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
AAR Corp. (a)(c)	55,788	1,041,004
AeroVironment, Inc. (a)	23,099	663,865
Alliant Techsystems, Inc. (a)(c)	41,493	3,556,780
American Science & Engineering, Inc.	14,790	1,028,645
Applied Energetics, Inc. (a)	50,433	17,652
Applied Signal Technology, Inc.	21,612	427,269
Argon ST, Inc. (a)	29,805	535,894
Ascent Solar Technologies, Inc. (a)	22,936	102,065
Astronics Corp. (a)(c)	12,695	100,037
BE Aerospace, Inc. (a)(c)	142,933	2,754,319
Breeze Industrial Products Corp. (a)	9,000	55,710
Ceradyne, Inc. (a)	36,404	615,592
CPI Aerostructures, Inc. (a)	1,677	10,062
Cubic Corp.	21,833	760,225
Curtiss-Wright Corp.	61,147	1,740,244
DigitalGlobe, Inc.	18,198	418,736
Ducommun, Inc.	17,181	320,426
DynCorp International, Inc. Class A (a)	32,885	459,732
Esterline Technologies Corp. (a)	42,665	1,723,239
GenCorp, Inc. (non-vtg.) (a)	78,833	615,686
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
GeoEye, Inc. (a)(c)	34,033	$ 1,060,809
Heico Corp. Class A	24,181	773,067
Herley Industries, Inc. (a)	23,550	272,238
Hexcel Corp. (a)(c)	131,520	1,387,536
Innovative Solutions & Support, Inc. (a)	8,701	36,457
Kratos Defense & Security Solutions, Inc. (a)	15,393	159,010
Ladish Co., Inc. (a)	23,791	330,457
LMI Aerospace, Inc. (a)(c)	12,245	130,409
Moog, Inc. Class A (a)	52,485	1,386,129
Orbital Sciences Corp. (a)	78,856	988,066
SIFCO Industries, Inc.	1,004	16,245
Spirit AeroSystems Holdings, Inc. Class A (a)	141,280	2,575,534
Stanley, Inc. (a)	25,584	682,581
Sypris Solutions, Inc.	8,306	24,835
Taser International, Inc. (a)(c)	119,412	505,113
Teledyne Technologies, Inc. (a)	48,892	1,638,860
The Allied Defense Group, Inc. (a)	7,168	36,127
Todd Shipyards Corp.	6,043	101,704
TransDigm Group, Inc.	52,234	2,264,344
Triumph Group, Inc.	23,062	1,106,745
		32,423,448
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	82,053	184,619
Atlas Air Worldwide Holdings, Inc. (a)	24,137	707,214
Dynamex, Inc. (a)	16,027	278,870
Forward Air Corp.	42,465	962,257
Hub Group, Inc. Class A (a)(c)	54,476	1,440,890
Pacer International, Inc.	47,214	134,088
Park-Ohio Holdings Corp. (a)	8,657	37,918
UTI Worldwide, Inc.	129,118	1,687,572
		5,433,428
Airlines - 0.8%
AirTran Holdings, Inc. (a)(c)	165,434	681,588
Alaska Air Group, Inc. (a)	52,086	1,557,371
Allegiant Travel Co. (a)(c)	17,419	718,185
AMR Corp. (a)(c)	453,578	2,739,611
Continental Airlines, Inc. Class B (a)(c)	191,640	2,732,786
Delta Air Lines, Inc. (a)(c)	1,075,294	8,806,658
ExpressJet Holdings, Inc. (a)	8,935	32,970
Hawaiian Holdings, Inc. (a)	86,865	542,906
JetBlue Airways Corp. (a)(c)	346,250	1,907,838
Mesa Air Group, Inc. (a)	208,195	25,712
Pinnacle Airlines Corp. (a)	30,845	186,304
Republic Airways Holdings, Inc. (a)(c)	64,116	436,630
SkyWest, Inc.	80,885	1,189,818
UAL Corp. (a)(c)	224,825	1,744,642
US Airways Group, Inc. (a)(c)	209,903	774,542
		24,077,561

	Shares	Value
Building Products - 0.5%
AAON, Inc.	27,063	$ 512,573
American Woodmark Corp.	14,070	274,084
Ameron International Corp.	12,275	699,184
Apogee Enterprises, Inc.	50,019	684,760
Armstrong World Industries, Inc. (a)	25,750	1,066,823
Builders FirstSource, Inc. (a)(c)	13,109	49,945
Gibraltar Industries, Inc. (c)	35,039	524,884
Griffon Corp. (a)(c)	76,109	791,534
Insteel Industries, Inc. (c)	26,433	301,072
Lennox International, Inc. (c)	69,652	2,585,482
NCI Building Systems, Inc. (a)	19,180	35,675
Owens Corning (a)(c)	121,410	2,868,918
PGT, Inc. (a)	17,454	35,955
Quanex Building Products Corp.	66,783	1,082,552
Simpson Manufacturing Co. Ltd. (c)	51,210	1,273,081
Trex Co., Inc. (a)(c)	23,394	419,454
Universal Forest Products, Inc.	26,244	943,209
US Home Systems, Inc. (a)	9,441	21,053
USG Corp. (a)(c)	92,592	1,280,547
		15,450,785
Commercial Services & Supplies - 1.4%
A.T. Cross Co. Class A (a)	7,939	30,089
ABM Industries, Inc.	61,660	1,136,394
ACCO Brands Corp. (a)	91,582	598,030
American Ecology Corp.	33,924	549,230
American Reprographics Co. (a)	48,276	268,415
Amrep Corp. (a)	2,187	29,481
APAC Customer Services, Inc. (a)(c)	41,618	217,662
ATC Technology Corp. (a)	32,937	725,273
Bowne & Co., Inc.	67,501	409,056
Casella Waste Systems, Inc. Class A (a)	48,294	199,937
CECO Environmental Corp. (a)	10,861	45,073
Cenveo, Inc. (a)	73,124	561,592
Clean Harbors, Inc. (a)	31,276	1,673,892
Consolidated Graphics, Inc. (a)	16,633	490,674
Copart, Inc. (a)(c)	93,312	3,025,175
Cornell Companies, Inc. (a)	18,779	412,387
Corrections Corp. of America (a)(c)	160,061	3,999,924
Courier Corp.	15,869	206,932
Covanta Holding Corp. (a)(c)	177,000	3,021,390
Deluxe Corp.	69,542	897,092
Document Security Systems, Inc. (a)(c)	9,753	19,018
Ecology & Environment, Inc. Class A	3,122	47,298
EnergySolutions, Inc.	109,884	942,805
EnerNOC, Inc. (a)	25,544	675,894
Ennis, Inc.	47,022	681,349
Food Technology Service, Inc. (a)	6,071	10,685
Fuel Tech, Inc. (a)(c)	37,898	324,786
G&K Services, Inc. Class A	28,248	624,281
Healthcare Services Group, Inc.	55,896	1,100,592
Herman Miller, Inc.	73,307	1,113,533
HNI Corp.	48,877	1,235,122
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Humitech International Group, Inc. (a)	75	$ 0
ICT Group, Inc. (a)	7,987	127,552
Industrial Services of America, Inc. (a)	6,047	58,293
InnerWorkings, Inc. (a)(c)	45,820	235,515
Innotrac Corp. (a)	3,181	4,772
Interface, Inc. Class A	72,332	555,510
Intersections, Inc. (a)	3,842	17,289
Kimball International, Inc. Class B	40,994	334,101
Knoll, Inc.	69,132	671,963
M&F Worldwide Corp. (a)	24,753	818,087
McGrath RentCorp.	34,059	704,000
Metalico, Inc. (a)(c)	36,886	152,708
Mine Safety Appliances Co.	44,010	1,088,807
Mobile Mini, Inc. (a)(c)	45,131	686,443
Multi-Color Corp.	15,534	171,340
North American Galvanizing & Coatings, Inc. (a)	21,665	105,725
Perma-Fix Environmental Services, Inc. (a)	29,651	68,197
PRG-Schultz International, Inc. (a)	19,296	87,797
Protection One, Inc. (a)(c)	2,194	13,844
RINO International Corp. (a)(c)	6,000	205,500
Rollins, Inc.	66,693	1,185,135
Schawk, Inc. Class A	20,512	231,375
Standard Parking Corp. (a)	14,395	231,760
Standard Register Co.	38,184	172,592
Steelcase, Inc. Class A	102,073	557,319
Superior Uniform Group, Inc.	4,343	42,996
Sykes Enterprises, Inc. (a)(c)	50,070	1,229,219
Team, Inc. (a)	32,295	529,638
Tetra Tech, Inc. (a)(c)	83,029	2,186,984
The Brink's Co.	60,779	1,366,312
The Geo Group, Inc. (a)(c)	69,620	1,384,046
Tix Corp. (a)(c)	13,667	23,507
TRC Companies, Inc. (a)	3,649	12,297
United Stationers, Inc. (a)	31,912	1,625,597
Viad Corp.	31,874	588,713
Virco Manufacturing Co.	4,818	14,165
Waste Connections, Inc. (a)(c)	103,813	3,368,732
WCA Waste Corp. (a)	14,127	63,713
		46,194,604
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	132,987	3,377,870
Argan, Inc. (a)	2,218	28,546
Comfort Systems USA, Inc.	64,838	738,505
Dycom Industries, Inc. (a)(c)	57,355	446,795
EMCOR Group, Inc. (a)	90,511	2,154,162
Furmanite Corp. (a)	53,002	173,847
Granite Construction, Inc.	46,000	1,378,620
Great Lakes Dredge & Dock Corp.	61,995	365,151

	Shares	Value
Insituform Technologies, Inc. Class A (a)(c)	53,438	$ 1,106,167
Integrated Electrical Services, Inc. (a)	10,323	70,300
KBR, Inc.	224,987	4,191,508
Layne Christensen Co. (a)	28,363	738,005
MasTec, Inc. (a)	66,459	848,017
Michael Baker Corp. (a)	15,127	575,582
MYR Group, Inc. (a)	32,511	507,822
Northwest Pipe Co. (a)	17,423	440,279
Orion Marine Group, Inc. (a)	42,458	785,048
Pike Electric Corp. (a)(c)	32,606	298,671
Primoris Services Corp. (c)	14,856	112,311
Shaw Group, Inc. (a)	114,578	3,268,910
Sterling Construction Co., Inc. (a)	32,215	557,320
Tutor Perini Corp. (a)(c)	38,059	632,541
URS Corp. (a)(c)	116,301	4,832,307
		27,628,284
Electrical Equipment - 1.6%
A.O. Smith Corp.	35,372	1,482,794
A123 Systems, Inc. (c)	39,441	636,972
Active Power, Inc. (a)	42,574	45,128
Acuity Brands, Inc. (c)	58,400	1,885,152
Advanced Battery Technologies, Inc. (a)(c)	90,980	315,701
Akeena Solar, Inc. (a)(c)	35,000	33,600
Allied Motion Technologies, Inc. (a)	3,555	7,999
American Superconductor Corp. (a)(c)	59,782	1,984,762
AMETEK, Inc.	146,997	5,374,210
AZZ, Inc. (a)(c)	18,776	635,568
Baldor Electric Co.	58,592	1,508,744
Beacon Power Corp. (a)(c)	147,673	93,034
Belden, Inc.	62,387	1,380,000
Brady Corp. Class A	65,717	1,950,481
Broadwind Energy, Inc. (a)(c)	63,611	454,819
BTU International, Inc. (a)	5,333	24,212
C&D Technologies, Inc. (a)(c)	41,016	71,778
Capstone Turbine Corp. (a)(c)	284,878	361,795
Chase Corp.	10,862	115,789
Coleman Cable, Inc. (a)	9,142	28,432
Daystar Technologies, Inc. (a)(c)	55,291	21,011
Digital Power Corp. (a)	4,959	6,595
Encore Wire Corp.	26,067	518,733
Ener1, Inc. (a)(c)	91,047	533,535
Energy Conversion Devices, Inc. (a)(c)	62,443	619,435
Energy Focus, Inc. (a)	9,000	6,389
EnergyConnect Group, Inc. (a)	20,770	1,350
EnerSys (a)(c)	58,698	1,335,966
Evergreen Solar, Inc. (a)(c)	216,960	303,744
Franklin Electric Co., Inc.	26,733	736,227
FuelCell Energy, Inc. (a)(c)	146,663	448,789
General Cable Corp. (a)(c)	72,336	2,123,785
GrafTech International Ltd. (a)(c)	166,380	2,447,450
GT Solar International, Inc. (a)(c)	37,034	175,541
Hoku Scientific, Inc. (a)(c)	35,507	77,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	70,980	$ 3,223,202
II-VI, Inc. (a)	35,348	1,006,711
LaBarge, Inc. (a)	20,481	228,568
LSI Industries, Inc.	22,573	163,429
MagneTek, Inc. (a)	24,905	34,369
Microvision, Inc. (a)(c)	92,242	300,709
Orion Energy Systems, Inc. (a)	30,690	123,374
Plug Power, Inc. (a)	99,558	79,646
Polypore International, Inc. (a)	32,026	376,946
Powell Industries, Inc. (a)(c)	13,460	472,446
Power-One, Inc. (a)(c)	77,604	285,583
PowerSecure International, Inc. (a)	19,994	164,951
Preformed Line Products Co.	2,387	96,554
Regal-Beloit Corp.	48,051	2,280,500
Roper Industries, Inc. (c)	121,657	6,331,030
Satcon Technology Corp. (a)(c)	54,363	108,726
Spire Corp. (a)	200	750
SunPower Corp. Class A (a)(c)	131,708	2,722,404
Technology Research Corp.	3,139	11,081
Thomas & Betts Corp. (a)	72,622	2,650,703
Ultralife Corp. (a)(c)	23,317	85,807
Universal Security Instruments, Inc. (a)	4,000	28,000
UQM Technologies, Inc. (a)	34,052	165,152
Valence Technology, Inc. (a)(c)	60,894	65,157
Vicor Corp. (a)	24,837	203,663
Woodward Governor Co.	79,277	1,843,983
		50,800,014
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	82,232	2,640,470
McDermott International, Inc. (a)	317,372	6,645,770
Otter Tail Corp.	43,416	999,870
Raven Industries, Inc.	24,771	668,569
Seaboard Corp.	450	654,300
Standex International Corp.	25,611	467,401
Tredegar Corp.	37,965	547,076
United Capital Corp. (a)	2,068	41,381
		12,664,837
Machinery - 3.3%
3D Systems Corp. (a)	19,147	209,277
Actuant Corp. Class A	87,598	1,430,475
AGCO Corp. (a)(c)	124,415	3,771,019
Alamo Group, Inc.	11,629	172,923
Albany International Corp. Class A	38,582	697,563
Altra Holdings, Inc. (a)	38,400	432,000
American Railcar Industries, Inc.	11,183	118,092
Ampco-Pittsburgh Corp.	11,263	329,330
Astec Industries, Inc. (a)(c)	24,458	610,472
Badger Meter, Inc.	22,974	808,225
Baldwin Technology Co., Inc. Class A (a)	3,555	4,622
Barnes Group, Inc.	61,896	960,007

	Shares	Value
Blount International, Inc. (a)	65,332	$ 630,454
Briggs & Stratton Corp.	66,560	1,255,322
Bucyrus International, Inc. Class A	104,533	5,413,764
Cascade Corp.	16,026	363,309
Chart Industries, Inc. (a)	43,160	716,456
CIRCOR International, Inc.	26,502	639,758
CLARCOR, Inc.	65,386	2,083,852
Colfax Corp. (a)	35,759	444,127
Columbus McKinnon Corp. (NY Shares) (a)	35,358	555,121
Commercial Vehicle Group, Inc. (a)	23,576	125,660
Crane Co.	70,436	1,968,686
Donaldson Co., Inc.	91,739	3,898,908
Dynamic Materials Corp.	15,806	302,369
Eastern Co.	7,453	104,342
Energy Recovery, Inc. (a)(c)	55,579	310,687
EnPro Industries, Inc. (a)(c)	27,954	641,265
ESCO Technologies, Inc. (c)	35,595	1,188,873
Federal Signal Corp.	72,236	413,912
Flanders Corp. (a)	20,793	98,351
Flow International Corp. (a)	49,040	123,090
Force Protection, Inc. (a)	116,151	599,339
FreightCar America, Inc.	24,564	448,293
Gardner Denver, Inc.	72,087	2,698,216
Gorman-Rupp Co.	25,393	632,286
Graco, Inc. (c)	76,786	2,163,062
Graham Corp.	20,873	386,985
Greenbrier Companies, Inc. (c)	30,665	329,035
Hardinge, Inc.	9,527	47,635
Harsco Corp.	112,318	3,485,228
Hurco Companies, Inc. (a)	6,978	99,437
IDEX Corp.	105,999	3,140,750
John Bean Technologies Corp.	48,187	827,371
Joy Global, Inc.	141,591	7,580,782
K-Tron International, Inc. (a)	4,944	473,882
Kadant, Inc. (a)	23,543	339,490
Kaydon Corp.	44,364	1,577,584
Kennametal, Inc.	108,406	2,439,135
Key Technology, Inc. (a)	5,197	57,011
L.B. Foster Co. Class A (a)	20,015	548,011
Lincoln Electric Holdings, Inc. (c)	54,177	2,783,614
Lindsay Corp. (c)	17,076	599,197
Lydall, Inc. (a)	19,210	108,921
Manitowoc Co., Inc.	175,000	1,718,500
Met-Pro Corp.	24,007	218,464
MFRI, Inc. (a)	13,428	90,505
Middleby Corp. (a)(c)	25,764	1,155,515
Miller Industries, Inc. (a)	8,914	98,054
Mueller Industries, Inc.	48,311	1,135,792
Mueller Water Products, Inc. Class A	154,281	777,576
NACCO Industries, Inc. Class A	7,254	366,545
Navistar International Corp. (a)	72,699	2,399,794
NN, Inc. (a)	18,519	70,743
Nordson Corp.	41,980	2,250,548
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Omega Flex, Inc.	3,426	$ 56,837
Oshkosh Co.	123,563	4,909,158
Pentair, Inc.	130,035	3,914,054
PMFG, Inc. (a)(c)	16,525	244,570
Portec Rail Products, Inc.	14,518	128,629
RBC Bearings, Inc. (a)	32,238	746,632
Robbins & Myers, Inc.	39,544	909,117
Sauer-Danfoss, Inc.	31,084	268,566
SPX Corp.	66,595	3,548,848
Sun Hydraulics Corp.	26,638	629,989
Tecumseh Products Co. Class A (non-vtg.) (a)	30,207	344,964
Tennant Co.	26,225	713,845
Terex Corp. (a)	145,375	2,737,411
The L.S. Starrett Co. Class A	5,190	49,668
Thermadyne Holdings Corp. (a)	12,828	80,816
Timken Co.	104,790	2,585,169
Titan International, Inc.	54,634	452,370
Toro Co. (c)	46,522	1,853,436
TriMas Corp. (a)	13,518	60,696
Trinity Industries, Inc. (c)	107,981	2,037,601
Twin Disc, Inc.	12,210	115,873
Valmont Industries, Inc. (c)	29,615	2,269,694
Wabash National Corp. (a)	46,716	77,081
Wabtec Corp.	65,419	2,518,632
Watts Water Technologies, Inc. Class A	39,069	1,197,465
Xerium Technologies, Inc. (a)	21,467	10,734
		104,931,466
Marine - 0.2%
Alexander & Baldwin, Inc.	57,671	1,761,849
American Commercial Lines, Inc. (a)	16,943	331,913
Eagle Bulk Shipping, Inc. (c)	74,082	419,304
Excel Maritime Carriers Ltd. (c)	62,365	430,942
Genco Shipping & Trading Ltd. (c)	36,680	861,246
Horizon Lines, Inc. Class A	49,713	265,965
International Shipholding Corp.	14,747	489,748
Kirby Corp. (a)(c)	73,810	2,461,564
OceanFreight, Inc. (c)	126,564	143,017
TBS International Ltd. Class A (a)(c)	42,525	329,569
		7,495,117
Professional Services - 1.1%
Administaff, Inc.	31,193	695,292
Advisory Board Co. (a)	25,969	680,388
Barrett Business Services, Inc.	10,079	109,861
CBIZ, Inc. (a)(c)	72,051	495,711
CDI Corp.	21,666	257,392
Competitive Technologies, Inc. (a)	3,836	8,593
Comsys IT Partners, Inc. (a)	21,618	180,078
Corporate Executive Board Co.	47,543	996,501
CoStar Group, Inc. (a)(c)	28,328	1,125,471

	Shares	Value
CRA International, Inc. (a)	19,160	$ 476,509
Diamond Management & Technology Consultants, Inc.	33,674	219,218
Exponent, Inc. (a)	23,566	636,046
Franklin Covey Co. (a)	19,359	104,345
FTI Consulting, Inc. (a)(c)	71,381	3,302,085
GP Strategies Corp. (a)	20,186	122,731
Heidrick & Struggles International, Inc.	28,672	809,984
Hill International, Inc. (a)	31,475	192,312
Hudson Highland Group, Inc. (a)	28,033	112,693
Huron Consulting Group, Inc. (a)(c)	30,942	705,478
ICF International, Inc. (a)(c)	15,363	414,801
IHS, Inc. Class A (a)(c)	67,875	3,412,755
Kelly Services, Inc. Class A (non-vtg.)	47,114	494,226
Kforce, Inc. (a)	57,828	748,873
Korn/Ferry International (a)	63,006	1,021,957
LECG Corp. (a)	28,005	85,415
Manpower, Inc.	107,680	5,304,317
MISTRAS Group, Inc.	9,208	112,246
MPS Group, Inc. (a)	132,333	1,806,345
Navigant Consulting, Inc. (a)	76,697	1,016,235
Odyssey Marine Exploration, Inc. (a)	69,200	98,264
On Assignment, Inc. (a)	54,114	343,083
RCM Technologies, Inc. (a)	14,333	35,116
Resources Connection, Inc. (a)	63,709	1,227,672
School Specialty, Inc. (a)	26,977	615,076
Spherion Corp. (a)	59,543	311,410
Spherix, Inc. (a)	5,297	7,681
TrueBlue, Inc. (a)	62,596	761,167
UTEK Corp. (a)(c)	10,333	41,125
Verisk Analytics, Inc.	115,675	3,112,814
Volt Information Sciences, Inc. (a)	18,549	164,530
VSE Corp.	9,167	416,640
Watson Wyatt Worldwide, Inc. Class A	54,100	2,236,494
		35,018,930
Road & Rail - 0.8%
AMERCO (a)(c)	8,022	411,208
Arkansas Best Corp.	32,669	804,311
Avis Budget Group, Inc. (a)(c)	141,987	1,384,373
Celadon Group, Inc. (a)	38,529	368,723
Con-way, Inc.	67,300	2,039,190
Covenant Transport Group, Inc. Class A (a)	4,491	19,626
Dollar Thrifty Automotive Group, Inc. (a)(c)	26,095	481,714
Frozen Food Express Industries, Inc.	4,026	13,165
Genesee & Wyoming, Inc. Class A (a)	48,854	1,520,336
Heartland Express, Inc. (c)	71,131	1,049,182
Hertz Global Holdings, Inc. (a)(c)	258,166	2,530,027
J.B. Hunt Transport Services, Inc.	130,905	4,170,633
Kansas City Southern (a)(c)	130,372	3,732,550
Knight Transportation, Inc.	75,232	1,279,696
Landstar System, Inc.	68,811	2,568,027
Marten Transport Ltd. (a)	28,230	475,958
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Old Dominion Freight Lines, Inc. (a)	40,387	$ 1,069,448
P.A.M. Transportation Services, Inc. (a)	12,026	123,988
Patriot Transportation Holding, Inc. (a)	534	49,913
Quality Distribution, Inc. (a)	6,526	22,906
RailAmerica, Inc.	30,795	394,176
Saia, Inc. (a)	23,699	341,740
Universal Truckload Services, Inc.	5,000	76,150
USA Truck, Inc. (a)	9,594	109,372
Werner Enterprises, Inc.	69,582	1,298,400
YRC Worldwide, Inc. (a)(c)	82,201	92,887
		26,427,699
Trading Companies & Distributors - 0.5%
Aceto Corp.	50,229	261,693
Aircastle Ltd.	70,773	627,049
Applied Industrial Technologies, Inc.	53,746	1,115,230
Beacon Roofing Supply, Inc. (a)(c)	62,192	955,891
BlueLinx Corp. (a)	14,464	38,330
DXP Enterprises, Inc. (a)(c)	10,192	121,489
GATX Corp.	56,278	1,624,746
H&E Equipment Services, Inc. (a)	41,920	388,179
Houston Wire & Cable Co.	30,981	344,199
Interline Brands, Inc. (a)(c)	49,430	831,413
Kaman Corp.	37,243	843,554
Lawson Products, Inc.	5,016	71,980
MSC Industrial Direct Co., Inc. Class A	57,032	2,617,769
RSC Holdings, Inc. (a)(c)	59,205	376,544
Rush Enterprises, Inc. Class A (a)	57,433	618,553
TAL International Group, Inc.	21,941	299,714
Textainer Group Holdings Ltd.	20,900	333,355
Titan Machinery, Inc. (a)(c)	29,948	336,316
United Rentals, Inc. (a)	89,034	820,893
Watsco, Inc. (c)	36,936	1,852,710
WESCO International, Inc. (a)(c)	58,068	1,515,575
Willis Lease Finance Corp. (a)	4,792	67,328
		16,062,510
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	12,443	108,752
Macquarie Infrastructure Co. LLC	27,958	261,687
Quixote Corp. (a)(c)	10,799	20,626
		391,065
TOTAL INDUSTRIALS		404,999,748
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.8%
3Com Corp. (a)	544,720	4,014,586
Acme Packet, Inc. (a)	51,988	533,397
ADC Telecommunications, Inc. (a)(c)	136,434	836,340
Adtran, Inc. (c)	85,977	1,816,694
Airvana, Inc. (a)	45,735	277,611

	Shares	Value
Alliance Fiber Optic Products, Inc.	23,499	$ 27,259
AltiGen Communications, Inc. (a)	1,965	2,024
Anaren, Inc. (a)	38,161	525,477
Arris Group, Inc. (a)(c)	173,803	1,736,292
Aruba Networks, Inc. (a)(c)	94,696	757,568
Avocent Corp. (a)(c)	64,236	1,604,615
Bel Fuse, Inc. Class B (non-vtg.)	16,174	288,544
BigBand Networks, Inc. (a)	77,055	276,627
Black Box Corp.	26,793	755,295
Blue Coat Systems, Inc. (a)(c)	52,090	1,376,739
Brocade Communications Systems, Inc. (a)	553,925	3,927,328
Comarco, Inc. (a)	2,807	7,860
CommScope, Inc. (a)	129,777	3,261,296
Communications Systems, Inc.	2,049	23,256
Comtech Telecommunications Corp. (a)(c)	39,789	1,143,536
DG FastChannel, Inc. (a)(c)	29,436	793,300
Digi International, Inc. (a)	53,287	420,434
Ditech Networks, Inc. (a)	24,840	33,037
EchoStar Holding Corp. Class A (a)	61,800	1,200,774
EMCORE Corp. (a)(c)	63,786	57,407
EMS Technologies, Inc. (a)	31,444	404,999
Emulex Corp. (a)	111,868	1,089,594
Endwave Corp. (a)	18,064	41,728
Entrada Networks, Inc. (a)	292	1
Extreme Networks, Inc. (a)	164,095	357,727
F5 Networks, Inc. (a)	109,626	5,155,711
Finisar Corp. (a)	84,106	765,365
Globecomm Systems, Inc. (a)	28,319	226,835
Harmonic, Inc. (a)	135,202	684,122
Harris Stratex Networks, Inc. Class A (a)(c)	100,176	629,105
Hughes Communications, Inc. (a)(c)	8,987	230,966
Infinera Corp. (a)(c)	128,844	1,060,386
InterDigital, Inc. (a)(c)	60,744	1,445,100
Ixia (a)	64,206	425,686
KVH Industries, Inc. (a)	24,482	295,498
Lantronix, Inc. (a)	17,964	9,970
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	0
Loral Space & Communications Ltd. (a)	12,027	398,214
NETGEAR, Inc. (a)	48,989	972,432
Network Engines, Inc. (a)	9,093	12,366
Network Equipment Technologies, Inc. (a)	31,753	108,913
Nextwave Wireless, Inc. (a)	92,351	48,946
NumereX Corp. Class A (a)	4,959	20,084
Occam Networks, Inc. (a)(c)	8,924	35,071
Oclaro, Inc. (a)	218,610	275,449
Oplink Communications, Inc. (a)	30,364	523,475
Opnext, Inc. (a)	45,452	83,177
Optelecom Nkf, Inc. (a)	1,053	2,106
Optical Cable Corp. (a)	1,228	3,930
ORBCOMM, Inc. (a)	46,095	108,784
Palm, Inc. (a)(c)	205,846	2,245,780
Parkervision, Inc. (a)(c)	31,329	57,019
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
PC-Tel, Inc. (a)	22,837	$ 130,628
Performance Technologies, Inc. (a)	4,304	11,793
Plantronics, Inc.	67,419	1,560,750
Polycom, Inc. (a)(c)	111,373	2,401,202
Powerwave Technologies, Inc. (a)	140,885	197,239
Procera Networks, Inc. (a)	21,441	10,292
Relm Wireless Corp. (a)	7,572	18,324
Riverbed Technology, Inc. (a)(c)	76,524	1,558,029
SCM Microsystems, Inc. (a)	4,117	10,869
SeaChange International, Inc. (a)	42,335	236,229
ShoreTel, Inc. (a)	27,518	140,617
Sonus Networks, Inc. (a)	327,840	714,691
Starent Networks Corp. (a)	63,452	2,188,459
Sycamore Networks, Inc.	288,703	817,029
Symmetricom, Inc. (a)	84,462	370,788
Tekelec (a)(c)	90,839	1,291,731
Telular Corp. (a)	14,093	49,326
Tollgrade Communications, Inc. (a)	15,734	92,831
UTStarcom, Inc. (a)(c)	206,784	355,668
ViaSat, Inc. (a)	42,804	1,311,943
Westell Technologies, Inc. Class A (a)	93,476	109,367
WorldGate Communications, Inc. (a)(c)	13,759	12,246
Zhone Technologies, Inc. (a)	87,146	43,137
Zoom Technologies, Inc. (a)(c)	8,588	62,692
		57,111,715
Computers & Peripherals - 0.8%
3PAR, Inc. (a)(c)	48,674	498,909
ActivIdentity Corp. (a)	45,307	96,504
Adaptec, Inc. (a)	176,416	552,182
Avid Technology, Inc. (a)(c)	49,161	585,016
Compellent Technologies, Inc. (a)(c)	30,045	624,035
Concurrent Computer Corp. (a)	7,911	27,609
CopyTele, Inc. (a)	32,984	22,759
Cray, Inc. (a)	48,219	337,051
Datalink Corp. (a)	2,058	8,026
Dataram Corp. (a)(c)	3,649	13,209
Diebold, Inc.	91,230	2,293,522
Dot Hill Systems Corp. (a)	30,475	56,988
Electronics for Imaging, Inc. (a)	68,368	821,100
Hauppauge Digital, Inc. (a)	4,117	3,088
Hutchinson Technology, Inc. (a)	50,049	355,848
Hypercom Corp. (a)	60,574	184,145
iGO, Inc. (a)(c)	18,109	22,274
Imation Corp.	49,499	434,106
Immersion Corp. (a)(c)	32,589	130,356
Intermec, Inc. (a)	65,755	808,129
Interphase Corp. (a)	2,203	5,111
Intevac, Inc. (a)	25,932	322,594
Isilon Systems, Inc. (a)	51,704	307,639
LaserCard Corp. (a)	11,480	61,648
NCR Corp. (a)	214,494	2,018,389

	Shares	Value
Novatel Wireless, Inc. (a)(c)	50,055	$ 419,461
Overland Storage, Inc. (a)	6,049	4,779
Presstek, Inc. (a)	39,299	88,816
Qualstar Corp.	2,735	5,333
Quantum Corp. (a)	267,685	653,151
Rimage Corp. (a)	17,322	281,309
Seagate Technology (c)	675,199	10,215,761
Silicon Graphics International Corp. (a)	33,538	202,905
STEC, Inc. (a)(c)	49,466	612,884
Stratasys, Inc. (a)(c)	39,388	584,912
Super Micro Computer, Inc. (a)	44,834	436,683
Synaptics, Inc. (a)(c)	46,452	1,251,417
Transact Technologies, Inc. (a)	9,830	61,044
ViewCast.com, Inc. (a)	10,386	1,869
		25,410,561
Electronic Equipment & Components - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	43,347	327,270
Advanced Photonix, Inc. Class A (a)	11,134	7,126
Agilysys, Inc.	29,348	242,121
American Technology Corp. (a)(c)	9,685	14,043
Anixter International, Inc. (a)(c)	41,567	1,796,526
Arrow Electronics, Inc. (a)	164,400	4,320,432
Avnet, Inc. (a)	208,520	5,682,170
AVX Corp.	70,068	845,020
Axcess, Inc. (a)	6,529	2,938
Benchmark Electronics, Inc. (a)	89,407	1,612,008
Brightpoint, Inc. (a)	103,144	740,574
CalAmp Corp. (a)	25,303	90,585
Checkpoint Systems, Inc. (a)	56,125	795,853
Clearfield, Inc. (a)	5,604	16,420
Cogent, Inc. (a)(c)	50,730	432,727
Cognex Corp.	51,673	850,538
Coherent, Inc. (a)	36,106	917,815
Comverge, Inc. (a)(c)	38,266	393,374
CPI International, Inc. (a)	8,558	82,670
CTS Corp.	44,375	411,356
Daktronics, Inc.	60,187	509,784
DDi Corp. (a)	20,393	78,717
Digital Ally, Inc. (a)	16,594	31,529
Dolby Laboratories, Inc. Class A (a)(c)	71,564	3,200,342
DTS, Inc. (a)(c)	27,300	822,822
Echelon Corp. (a)(c)	53,502	591,732
Electro Rent Corp.	34,950	354,044
Electro Scientific Industries, Inc. (a)	32,818	319,319
Entorian Technologies, Inc. (a)	604	2,839
FARO Technologies, Inc. (a)	31,517	614,897
Frequency Electronics, Inc. (a)	1,170	5,499
Gerber Scientific, Inc. (a)	34,143	170,715
Giga-Tronics, Inc. (a)	4,585	10,683
GTSI Corp. (a)	3,743	23,057
I. D. Systems Inc. (a)	11,645	35,517
ICx Technologies, Inc. (a)	5,054	25,321
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
IEC Electronics Corp. (a)	4,803	$ 19,788
Ingram Micro, Inc. Class A (a)	219,664	3,732,091
Insight Enterprises, Inc. (a)	52,859	536,519
Intelli-Check, Inc. (a)(c)	1,429	1,786
IPG Photonics Corp. (a)(c)	36,400	544,908
Iteris, Inc. (a)	4,304	6,499
Itron, Inc. (a)(c)	55,212	3,356,337
Keithley Instruments, Inc.	19,213	80,502
L-1 Identity Solutions, Inc. (a)(c)	115,900	711,626
LeCroy Corp. (a)	12,897	52,878
LightPath Technologies, Inc. Class A (a)	1,150	2,059
Littelfuse, Inc. (a)	33,035	864,856
LoJack Corp. (a)	17,896	70,868
Mace Security International, Inc. (a)	8,918	7,134
Maxwell Technologies, Inc. (a)(c)	30,872	507,536
Measurement Specialties, Inc. (a)	23,718	215,597
Mercury Computer Systems, Inc. (a)	28,979	307,467
Merix Corp. (a)	15,740	27,860
Mesa Laboratories, Inc.	4,207	101,136
Methode Electronics, Inc. Class A	45,732	364,027
Micronetics, Inc. (a)	3,743	11,229
MTS Systems Corp.	29,111	750,190
Multi-Fineline Electronix, Inc. (a)	19,996	498,500
Napco Security Technolgies, Inc. (a)	17,472	31,624
National Instruments Corp.	76,939	2,195,070
Newport Corp. (a)	44,542	325,602
NU Horizons Electronics Corp. (a)	14,521	55,761
OSI Systems, Inc. (a)	30,909	631,471
Par Technology Corp. (a)	6,450	34,895
Park Electrochemical Corp.	26,409	624,573
PC Connection, Inc. (a)	13,930	85,391
PC Mall, Inc. (a)	6,015	34,827
Perceptron, Inc. (a)	2,600	8,216
Planar Systems, Inc. (a)	18,106	43,273
Plexus Corp.	54,580	1,482,393
RadiSys Corp. (a)	34,357	320,551
RAE Systems, Inc. (a)	46,052	35,460
Research Frontiers, Inc. (a)(c)	22,011	85,183
RF Industries Ltd.	2,339	10,011
RF Monolithics, Inc. (a)	3,462	3,254
Richardson Electronics Ltd.	33,307	197,844
Rofin-Sinar Technologies, Inc. (a)	43,179	983,618
Rogers Corp. (a)	24,582	692,229
Sanmina-SCI Corp. (a)	124,298	1,004,328
ScanSource, Inc. (a)	37,268	867,226
Sigmatron International, Inc. (a)	762	2,888
SMART Modular Technologies (WWH), Inc. (a)	47,925	212,308
Spectrum Control, Inc. (a)	14,200	124,108
Superconductor Technologies, Inc. (a)(c)	12,244	30,610
SYNNEX Corp. (a)	30,226	855,698

	Shares	Value
Tech Data Corp. (a)	68,375	$ 2,879,271
Technitrol, Inc.	64,084	324,265
Tessco Technologies, Inc.	4,000	62,640
Trimble Navigation Ltd. (a)(c)	163,288	3,646,221
TTM Technologies, Inc. (a)	75,245	780,291
Universal Display Corp. (a)(c)	52,827	564,192
Vicon Industries, Inc. (a)	18,575	124,824
Vishay Intertechnology, Inc. (a)(c)	248,392	1,800,842
Wireless Ronin Technologies, Inc. (a)	6,055	17,499
X-Rite, Inc. (a)(c)	41,424	86,576
Zygo Corp. (a)	17,642	115,026
		60,529,835
Internet Software & Services - 1.0%
Ancestry.com, Inc.	10,381	136,510
Answers Corp. (a)(c)	9,496	73,404
Archipelago Learning, Inc.	1,287	23,810
Art Technology Group, Inc. (a)	208,809	843,588
Autobytel, Inc. (a)	47,104	46,633
Communication Intelligence Corp. (a)	7,900	1,185
comScore, Inc. (a)	36,642	586,638
Constant Contact, Inc. (a)	43,122	770,159
DealerTrack Holdings, Inc. (a)	52,106	888,928
Dice Holdings, Inc. (a)	26,816	144,270
Digital River, Inc. (a)	52,846	1,333,305
DivX, Inc. (a)	39,119	198,725
EarthLink, Inc.	140,244	1,154,208
EasyLink Services International Corp. (a)	3,400	6,324
EDGAR Online, Inc. (a)	11,846	16,584
Equinix, Inc. (a)(c)	53,110	5,108,651
GSI Commerce, Inc. (a)	36,580	817,197
IAC/InterActiveCorp (a)	153,316	2,981,996
iMergent, Inc.	8,356	51,306
InfoSpace, Inc. (a)	61,369	501,998
Innodata Isogen, Inc. (a)(c)	37,479	196,015
InsWeb Corp. (a)	283	863
Internap Network Services Corp. (a)	72,295	268,937
Internet America, Inc. (a)	6,082	2,129
Internet Brands, Inc. Class A (a)	25,000	172,750
Internet Capital Group, Inc. (a)	40,804	262,370
iPass, Inc.	58,644	68,613
j2 Global Communications, Inc. (a)	62,173	1,235,999
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc.	23,393	249,603
Limelight Networks, Inc. (a)	49,810	170,848
Liquidity Services, Inc. (a)	19,229	158,062
LivePerson, Inc. (a)	43,962	278,719
Local.com Corp. (a)	9,703	52,008
LogMeIn, Inc. (c)	14,862	264,989
LoopNet, Inc. (a)	57,766	588,636
Marchex, Inc. Class B	49,302	228,761
ModusLink Global Solutions, Inc. (a)	64,659	522,445
Move, Inc. (a)	195,366	300,864
NaviSite, Inc. (a)	16,874	32,904
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	77,328	$ 669,660
On2.Com, Inc. (a)(c)	249,633	147,283
Onstream Media Corp. (a)	1,100	373
Onvia.com, Inc. (a)	1,133	6,583
OpenTable, Inc. (c)	21,414	566,829
Openwave Systems, Inc. (a)	93,277	220,134
Perficient, Inc. (a)	33,787	283,135
Rackspace Hosting, Inc. (a)(c)	110,209	2,039,969
RealNetworks, Inc. (a)(c)	147,909	483,662
Saba Software, Inc. (a)(c)	37,485	157,812
SAVVIS, Inc.	58,796	736,126
Selectica, Inc. (a)	14,034	3,649
Support.com, Inc. (a)	54,187	128,423
Switch & Data Facilities Co., Inc. (a)	37,171	686,177
TechTarget, Inc. (a)(c)	8,836	51,691
Terremark Worldwide, Inc. (a)(c)	49,614	303,142
The Knot, Inc. (a)	56,086	535,060
TheStreet.com, Inc.	23,106	53,837
Travelzoo, Inc. (a)(c)	7,829	110,702
United Online, Inc.	126,902	862,934
US Dataworks, Inc. (a)	4,512	812
ValueClick, Inc. (a)	120,013	1,131,723
Vocus, Inc. (a)	32,978	538,861
Web.com, Inc. (a)	41,630	247,699
WebMD Health Corp. Class A (a)(c)	77,307	2,806,244
WebMediaBrands, Inc. (a)	31,939	21,399
Zix Corp. (a)(c)	83,740	132,309
		33,667,162
IT Services - 3.5%
Acorn Energy, Inc. (a)	1,228	8,903
Acxiom Corp. (a)	110,890	1,279,671
Alliance Data Systems Corp. (a)(c)	78,306	4,775,883
Analysts International Corp. (a)	9,684	7,650
Broadridge Financial Solutions, Inc.	194,327	4,271,307
CACI International, Inc. Class A (a)(c)	41,196	1,912,318
Cass Information Systems, Inc.	14,016	394,691
Ciber, Inc. (a)	101,933	323,128
Computer Task Group, Inc. (a)	17,888	110,369
CSG Systems International, Inc. (a)	51,354	994,213
CSP, Inc. (a)	3,555	12,087
CyberSource Corp. (a)(c)	101,689	1,746,000
DST Systems, Inc. (a)(c)	53,961	2,292,263
Dynamics Research Corp. (a)	8,139	93,599
Echo Global Logistics, Inc.	7,934	100,603
Edgewater Technology, Inc. (a)	4,972	13,623
eLoyalty Corp. (a)(c)	5,881	41,167
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(c)	67,369	1,430,918
ExlService Holdings, Inc. (a)	20,112	326,217
Forrester Research, Inc. (a)	21,025	526,676
Gartner, Inc. Class A (a)	86,277	1,632,361

	Shares	Value
Genpact Ltd. (a)	78,000	$ 1,012,440
Global Cash Access Holdings, Inc. (a)(c)	60,585	450,752
Global Payments, Inc.	111,036	5,691,705
Hackett Group, Inc. (a)	44,735	118,995
Heartland Payment Systems, Inc.	39,951	427,076
Hewitt Associates, Inc. Class A (a)	118,324	4,754,258
iGate Corp.	44,328	423,332
infoGROUP, Inc. (a)	35,867	290,523
Information Services Group, Inc. (a)	11,981	38,579
Integral Systems, Inc. (a)(c)	46,815	416,185
INX, Inc. (a)	7,038	47,929
Lender Processing Services, Inc.	132,362	5,530,084
Lionbridge Technologies, Inc. (a)	91,247	181,582
ManTech International Corp. Class A (a)	29,357	1,270,571
Mastech Holdings, Inc. (a)	2,512	12,485
Maximus, Inc.	24,417	1,135,146
MoneyGram International, Inc. (a)(c)	85,260	211,445
NCI, Inc. Class A (a)(c)	15,408	387,665
NeuStar, Inc. Class A (a)	99,500	2,328,300
Newtek Business Services, Inc.	5,503	4,980
Online Resources Corp. (a)	30,274	166,507
PFSweb, Inc. (a)(c)	2,844	3,754
Rainmaker Systems, Inc. (a)	15,480	21,672
RightNow Technologies, Inc. (a)	39,725	561,712
SAIC, Inc. (a)	266,835	4,755,000
Sapient Corp. (a)	123,951	912,279
SRA International, Inc. Class A (a)	55,389	999,771
StarTek, Inc. (a)	12,312	85,322
Storage Engine, Inc. (a)	500	0
Syntel, Inc. (c)	31,430	1,188,997
TechTeam Global, Inc. (a)	6,114	39,252
Teletech Holdings, Inc. (a)	47,000	906,630
The Management Network Group, Inc. (a)	14,649	7,471
Tier Technologies, Inc. Class B (a)	6,244	47,767
TNS, Inc. (a)	37,921	949,921
TSR, Inc.	4,079	9,382
Unisys Corp. (a)	47,104	1,511,567
VeriFone Holdings, Inc. (a)(c)	100,574	1,333,611
Virtusa Corp. (a)	19,000	166,630
Visa, Inc. Class A (c)	603,646	48,895,326
WidePoint Corp. (a)	5,600	4,256
Wilhelmina International, Inc. (a)	5,500	583
WPCS International, Inc. (a)	8,000	24,080
Wright Express Corp. (a)	53,344	1,556,044
		111,175,213
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	78,618	2,092,025
Semiconductors & Semiconductor Equipment - 3.2%
Actel Corp. (a)	58,521	682,355
Advanced Analogic Technologies, Inc. (a)	65,170	208,544
Advanced Energy Industries, Inc. (a)(c)	54,478	595,445
AEHR Test Systems (a)	9,000	13,590
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Aetrium, Inc. (a)	100	$ 258
Amkor Technology, Inc. (a)(c)	165,263	917,210
Amtech Systems, Inc. (a)	4,491	26,856
ANADIGICS, Inc. (a)(c)	82,743	254,848
Applied Micro Circuits Corp. (a)	89,039	661,560
Atheros Communications, Inc. (a)(c)	83,982	2,390,968
Atmel Corp. (a)	546,662	2,170,248
ATMI, Inc. (a)	47,043	731,519
AuthenTec, Inc. (a)	20,883	46,151
Axcelis Technologies, Inc. (a)	97,665	110,361
AXT, Inc. (a)	32,208	77,621
Brooks Automation, Inc. (a)	95,901	702,954
Cabot Microelectronics Corp. (a)	33,552	1,026,356
California Micro Devices Corp. (a)	27,193	81,579
Cavium Networks, Inc. (a)(c)	56,704	1,143,720
Ceva, Inc. (a)	31,474	366,357
Cirrus Logic, Inc. (a)	103,442	561,690
Cohu, Inc.	47,363	557,936
Conexant Systems, Inc. (a)	100,115	228,262
Cree, Inc. (a)(c)	129,743	6,205,608
Cymer, Inc. (a)(c)	41,409	1,384,717
Cypress Semiconductor Corp. (a)(c)	212,086	2,029,663
Diodes, Inc. (a)(c)	43,903	770,059
DSP Group, Inc. (a)	40,671	255,821
Entegris, Inc. (a)	186,799	778,952
Entropic Communications, Inc. (a)	55,907	162,130
Exar Corp. (a)	65,969	463,102
Fairchild Semiconductor International, Inc. (a)(c)	173,940	1,408,914
FEI Co. (a)	53,494	1,306,323
FormFactor, Inc. (a)(c)	69,491	1,177,872
FSI International, Inc. (a)	31,373	36,706
Hittite Microwave Corp. (a)	24,985	942,434
Ikanos Communications, Inc. (a)	35,716	58,931
Integrated Device Technology, Inc. (a)	232,911	1,318,276
Integrated Silicon Solution, Inc. (a)	27,319	131,131
Intellon Corp. (a)	38,714	286,871
International Rectifier Corp. (a)(c)	98,026	1,835,047
Intersil Corp. Class A	163,892	2,117,485
IXYS Corp. (a)	55,002	354,213
Kopin Corp. (a)	85,198	367,203
Kulicke & Soffa Industries, Inc. (a)	100,191	454,867
Lam Research Corp. (a)(c)	174,915	5,945,361
Lattice Semiconductor Corp. (a)	185,120	405,413
Logic Devices, Inc. (a)	8,982	10,419
LTX-Credence Corp. (a)	170,476	230,143
Marvell Technology Group Ltd. (a)(c)	674,036	10,393,635
Mattson Technology, Inc. (a)	59,441	146,225
Maxim Integrated Products, Inc.	412,146	7,253,770
MEMSIC, Inc. (a)	6,429	21,280
Micrel, Inc.	61,893	442,535

	Shares	Value
Microsemi Corp. (a)	108,367	$ 1,650,429
Microtune, Inc. (a)	62,874	109,401
Mindspeed Technologies, Inc. (a)	17,464	71,078
MIPS Technologies, Inc. (a)	61,059	229,582
MKS Instruments, Inc. (a)	64,851	982,493
Monolithic Power Systems, Inc. (a)(c)	48,944	1,052,296
MoSys, Inc. (a)	21,647	78,579
Nanometrics, Inc. (a)	14,821	160,363
Netlogic Microsystems, Inc. (a)(c)	33,476	1,365,821
NVE Corp. (a)(c)	8,431	317,427
Omnivision Technologies, Inc. (a)	78,325	1,093,417
ON Semiconductor Corp. (a)(c)	585,796	4,545,777
PDF Solutions, Inc. (a)	29,912	100,205
Pericom Semiconductor Corp. (a)	43,926	452,877
Photronics, Inc. (a)(c)	73,666	297,611
Pixelworks, Inc. (a)	8,415	22,889
PLX Technology, Inc. (a)	37,123	113,596
PMC-Sierra, Inc. (a)	308,931	2,449,823
Power Integrations, Inc.	38,464	1,292,006
QuickLogic Corp. (a)	5,545	8,318
Rambus, Inc. (a)(c)	148,241	2,641,655
Ramtron International Corp. (a)	4,828	8,304
RF Micro Devices, Inc. (a)	333,983	1,442,807
Rubicon Technology, Inc. (a)(c)	18,140	315,999
Rudolph Technologies, Inc. (a)	38,778	252,057
Semitool, Inc. (a)	27,663	303,463
Semtech Corp. (a)	87,655	1,404,233
Sigma Designs, Inc. (a)(c)	42,044	491,074
Silicon Image, Inc. (a)	164,044	359,256
Silicon Laboratories, Inc. (a)(c)	61,096	2,580,084
Silicon Storage Technology, Inc. (a)	124,888	284,745
Skyworks Solutions, Inc. (a)(c)	230,015	2,831,485
Standard Microsystems Corp. (a)	33,263	639,980
Supertex, Inc. (a)	20,513	490,671
Techwell, Inc. (a)	29,794	347,398
Tegal Corp. (a)	888	1,039
Tessera Technologies, Inc. (a)	68,779	1,627,999
TranSwitch Corp. (a)	22,498	62,319
Trident Microsystems, Inc. (a)	126,386	238,870
TriQuint Semiconductor, Inc. (a)(c)	214,095	1,164,677
Ultra Clean Holdings, Inc. (a)	20,838	123,986
Ultratech, Inc. (a)	41,510	547,102
Varian Semiconductor Equipment Associates, Inc. (a)(c)	99,726	2,905,018
Veeco Instruments, Inc. (a)(c)	49,100	1,340,921
Virage Logic Corp. (a)	6,362	35,627
Volterra Semiconductor Corp. (a)	50,440	831,756
White Electronic Designs Corp. (a)	6,903	29,752
Zilog, Inc. (a)	8,368	25,271
Zoran Corp. (a)	83,684	764,872
		102,737,902
Software - 3.1%
ACI Worldwide, Inc. (a)(c)	49,434	814,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Activision Blizzard, Inc. (a)	799,763	$ 9,109,301
Actuate Corp. (a)	51,793	208,726
Adept Technology, Inc. (a)	1,291	3,357
Advent Software, Inc. (a)(c)	22,171	840,724
American Software, Inc. Class A	22,733	139,126
ANSYS, Inc. (a)(c)	121,693	4,738,725
ArcSight, Inc. (a)	33,534	762,899
Ariba, Inc. (a)(c)	129,975	1,408,929
Authentidate Holding Corp. (a)	26,832	37,833
Avatech Solutions, Inc. (a)	735	360
Bitstream, Inc. Class A (a)	3,682	25,222
Blackbaud, Inc.	61,533	1,369,725
Blackboard, Inc. (a)(c)	41,114	1,715,687
Bottomline Technologies, Inc. (a)	31,276	503,231
BSQUARE Corp. (a)	2,830	6,028
Cadence Design Systems, Inc. (a)	376,516	2,259,096
Callidus Software, Inc. (a)	15,599	43,209
Chordiant Software, Inc. (a)	32,427	90,471
Cinedigm Digital Cinema Corp. (a)	30,643	42,900
CommVault Systems, Inc. (a)	60,684	1,262,227
Concur Technologies, Inc. (a)(c)	58,636	2,173,050
Convera Corp. Class A (a)(c)	32,212	7,344
Datawatch Corp. (a)	3,120	6,677
Deltek, Inc. (a)	28,534	217,144
DemandTec, Inc. (a)	21,979	193,855
Digimarc Corp. (a)	1,667	24,738
Double-Take Software, Inc. (a)	31,281	275,273
ebix.com, Inc. (a)(c)	13,627	707,378
Epicor Software Corp. (a)(c)	81,882	614,115
EPIQ Systems, Inc. (a)	48,132	623,309
Evolving Systems, Inc. (a)	1,942	11,283
FactSet Research Systems, Inc.	59,722	4,320,887
Fair Isaac Corp.	66,455	1,212,804
FalconStor Software, Inc. (a)	67,338	259,925
Fonix Corp. (a)	1	0
Fortinet, Inc.	516	8,767
Geeknet, Inc. (a)	41,920	54,496
Glu Mobile, Inc. (a)	12,704	13,847
GSE Systems, Inc. (a)	16,805	79,992
Guardian Technologies International (a)	560	101
Guidance Software, Inc. (a)	15,000	84,450
i2 Technologies, Inc. (a)(c)	26,318	484,251
Informatica Corp. (a)(c)	120,288	2,700,466
Interactive Intelligence, Inc. (a)	21,678	374,162
Jack Henry & Associates, Inc.	114,059	2,606,248
JDA Software Group, Inc. (a)	46,216	1,085,152
Kenexa Corp. (a)	28,062	304,473
Lawson Software, Inc. (a)	166,626	1,091,400
Magma Design Automation, Inc. (a)(c)	41,993	102,463
Majesco Entertainment Co. (a)(c)	22,569	21,213
Manhattan Associates, Inc. (a)	37,298	878,741

	Shares	Value
Mentor Graphics Corp. (a)	131,839	$ 971,653
MICROS Systems, Inc. (a)(c)	111,887	3,139,549
MicroStrategy, Inc. Class A (a)	13,888	1,216,172
Monotype Imaging Holdings, Inc. (a)	25,273	195,613
NetScout Systems, Inc. (a)	49,890	628,115
NetSol Technologies, Inc. (a)	880	801
NetSuite, Inc. (a)(c)	33,039	461,224
Nuance Communications, Inc. (a)(c)	301,321	4,577,066
NYFIX, Inc. (a)	13,531	22,597
Opnet Technologies, Inc.	18,393	193,494
Parametric Technology Corp. (a)	152,127	2,291,033
Peerless Systems Corp. (a)	6,456	15,624
Pegasystems, Inc.	24,982	717,733
Pervasive Software, Inc. (a)	3,743	18,341
Phoenix Technologies Ltd. (a)(c)	46,387	121,998
Plato Learning, Inc. (a)	26,002	108,948
Progress Software Corp. (a)	53,200	1,281,588
PROS Holdings, Inc. (a)	20,929	163,246
QAD, Inc.	28,833	160,023
Quest Software, Inc. (a)	81,597	1,373,278
Radiant Systems, Inc. (a)	41,420	401,360
Renaissance Learning, Inc.	9,747	105,755
Rosetta Stone, Inc. (c)	17,375	306,321
Rovi Corp. (a)	116,324	3,467,618
S1 Corp. (a)	83,563	498,035
Salary.com, Inc. (a)	11,000	31,350
Scientific Learning Corp. (a)	3,264	16,092
Simulations Plus, Inc. (a)	24,000	32,880
Smith Micro Software, Inc. (a)	42,258	267,493
SolarWinds, Inc. (c)	42,922	796,203
Solera Holdings, Inc.	97,168	3,396,993
Sonic Foundry, Inc. (a)	1,071	5,891
Sonic Solutions, Inc. (a)(c)	36,717	315,032
SonicWALL, Inc. (a)	89,081	693,941
Sourcefire, Inc. (a)	34,257	672,465
SRS Labs, Inc. (a)	23,248	161,109
StorageNetworks, Inc. (a)	29,377	0
SuccessFactors, Inc. (a)(c)	76,720	1,155,403
Sybase, Inc. (a)(c)	114,117	4,592,068
Symyx Technologies, Inc. (a)	49,606	210,826
Synchronoss Technologies, Inc. (a)	42,266	569,746
Synopsys, Inc. (a)(c)	196,888	4,424,073
Take-Two Interactive Software, Inc. (a)(c)	108,321	1,218,611
Taleo Corp. Class A (a)(c)	47,301	977,239
TeleCommunication Systems, Inc. Class A (a)	68,460	577,118
THQ, Inc. (a)(c)	109,033	534,262
TIBCO Software, Inc. (a)(c)	241,615	2,077,889
TiVo, Inc. (a)(c)	154,672	1,531,253
Tyler Technologies, Inc. (a)(c)	53,377	1,066,472
Ultimate Software Group, Inc. (a)(c)	35,868	965,925
Unica Corp. (a)	7,764	52,795
Vasco Data Security International, Inc. (a)	67,733	445,683
Veramark Technologies, Inc. (a)	1,700	425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Versant Corp. (a)	6,415	$ 120,602
VirnetX Holding Corp. (a)(c)	36,503	129,586
VMware, Inc. Class A (a)	54,435	2,285,181
Wave Systems Corp. Class A (a)	18,904	23,252
Websense, Inc. (a)(c)	54,956	864,458
		98,569,953
TOTAL INFORMATION TECHNOLOGY		491,294,366
MATERIALS - 5.9%
Chemicals - 2.7%
A. Schulman, Inc.	46,103	752,401
ADA-ES, Inc. (a)	6,212	18,450
Albemarle Corp.	126,052	4,254,255
Altair Nanotechnologies, Inc. (a)(c)	146,812	124,790
American Pacific Corp. (a)	6,762	47,807
American Vanguard Corp.	41,080	301,938
Ampal-American Israel Corp. Class A (a)	4,585	13,755
Arch Chemicals, Inc.	33,956	910,360
Ashland, Inc.	92,837	3,335,633
Balchem Corp. (c)	32,359	1,031,605
Cabot Corp.	67,225	1,541,469
Calgon Carbon Corp. (a)	74,591	1,043,528
Celanese Corp. Class A	201,777	6,004,884
Converted Organics, Inc.	92,992	64,164
Cytec Industries, Inc.	66,256	2,251,379
Ferro Corp.	112,200	725,934
Flotek Industries, Inc. (a)(c)	40,256	46,697
Georgia Gulf Corp. (a)	1,353	19,740
H.B. Fuller Co.	64,712	1,317,536
Hawkins, Inc.	5,284	115,403
Huntsman Corp.	229,519	2,185,021
ICO, Inc. (a)	43,132	182,448
Innophos Holdings, Inc.	22,473	556,656
Intrepid Potash, Inc. (a)(c)	59,157	1,800,739
KMG Chemicals, Inc.	10,001	178,018
Koppers Holdings, Inc.	31,587	892,333
Kronos Worldwide, Inc.	4,133	54,390
Landec Corp. (a)	40,274	252,921
LSB Industries, Inc. (a)	28,785	351,753
Lubrizol Corp.	94,575	6,858,579
Material Sciences Corp. (a)	8,000	14,400
Minerals Technologies, Inc.	25,872	1,367,076
Nalco Holding Co.	190,988	4,671,566
Nanophase Technologies Corp. (a)	5,146	4,426
NewMarket Corp.	15,561	1,629,548
NL Industries, Inc.	9,181	62,614
Olin Corp.	90,866	1,523,823
OM Group, Inc. (a)	42,015	1,286,919
OMNOVA Solutions, Inc. (a)	52,546	347,855

	Shares	Value
Penford Corp.	22,005	$ 183,082
PolyOne Corp. (a)	134,636	966,686
Quaker Chemical Corp.	22,398	436,537
Rockwood Holdings, Inc. (a)	73,163	1,646,899
RPM International, Inc.	174,501	3,420,220
Senomyx, Inc. (a)	31,175	102,254
Sensient Technologies Corp.	69,030	1,749,220
Solutia, Inc. (a)	166,009	1,787,917
Spartech Corp.	50,908	553,370
Stepan Co.	13,590	852,365
Terra Industries, Inc.	138,212	5,332,219
Terra Nitrogen Co. LP	5,307	565,142
The Mosaic Co.	209,517	11,408,201
The Scotts Miracle-Gro Co. Class A	58,450	2,333,909
Valhi, Inc.	12,997	134,519
Valspar Corp. (c)	124,932	3,275,717
W.R. Grace & Co. (a)(c)	85,746	1,960,154
Westlake Chemical Corp. (c)	26,283	687,300
Zep, Inc.	37,180	657,342
Zoltek Companies, Inc. (a)(c)	60,096	539,662
		86,735,528
Construction Materials - 0.3%
Eagle Materials, Inc. (c)	58,288	1,571,444
Headwaters, Inc. (a)(c)	93,357	439,711
Martin Marietta Materials, Inc.	61,002	5,202,861
Texas Industries, Inc. (c)	31,759	1,103,308
U.S. Concrete, Inc. (a)	45,634	32,400
		8,349,724
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	9,338	352,883
Aptargroup, Inc.	84,338	3,046,289
Boise, Inc. (a)(c)	44,471	217,463
BWAY Holding Co. (a)	12,282	195,529
Crown Holdings, Inc. (a)	223,333	5,621,292
Graphic Packaging Holding Co. (a)	111,482	301,001
Greif, Inc. Class A	48,275	2,696,642
MOD-PAC Corp. (sub. vtg.) (a)	1,684	7,376
Myers Industries, Inc.	34,334	283,942
Packaging Corp. of America	136,636	2,721,789
Rock-Tenn Co. Class A	52,508	2,371,786
Silgan Holdings, Inc.	30,621	1,640,367
Sonoco Products Co.	134,043	3,777,332
Temple-Inland, Inc.	152,115	2,736,549
		25,970,240
Metals & Mining - 1.8%
A.M. Castle & Co. (c)	28,298	370,704
Allied Nevada Gold Corp. (a)(c)	90,636	1,178,268
Amcol International Corp.	39,547	1,077,656
Brush Engineered Materials, Inc. (a)	32,575	576,578
Carpenter Technology Corp.	59,391	1,376,683
Century Aluminum Co. (a)(c)	76,087	741,848
Cliffs Natural Resources, Inc.	184,213	8,116,425
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Coeur d'Alene Mines Corp. (a)(c)	101,541	$ 2,316,150
Commercial Metals Co.	156,666	2,490,989
Compass Minerals International, Inc.	44,428	2,891,819
Friedman Industries	7,344	42,155
General Moly, Inc. (a)	104,810	235,823
Haynes International, Inc.	16,799	450,213
Hecla Mining Co. (a)(c)	321,852	2,127,442
Horsehead Holding Corp. (a)	64,775	726,776
Kaiser Aluminum Corp.	23,663	914,338
Metalline Mining Co. (a)	25,343	19,261
Mines Management, Inc. (a)	11,916	35,152
Olympic Steel, Inc.	15,386	426,654
Reliance Steel & Aluminum Co.	89,816	3,671,678
Rock of Ages Corp. Class A (a)	600	1,848
Royal Gold, Inc.	59,035	3,177,264
RTI International Metals, Inc. (a)	43,884	869,342
Schnitzer Steel Industries, Inc. Class A	29,728	1,326,463
Solitario Exploration & Royalty Corp. (a)	1,240	2,432
Southern Copper Corp. (c)	302,809	10,549,866
Steel Dynamics, Inc.	297,013	5,025,460
Stillwater Mining Co. (a)(c)	71,502	680,699
Synalloy Corp.	7,000	63,210
Universal Stainless & Alloy Products, Inc. (a)	10,258	166,487
US Energy Corp. (a)	20,737	123,178
US Gold Corp. (a)(c)	116,946	332,127
Vista Gold Corp. (a)	32,930	101,095
Walter Energy, Inc.	74,795	5,130,937
Worthington Industries, Inc. (c)	90,846	1,063,807
		58,400,827
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	67,813	656,430
Clearwater Paper Corp. (a)	16,466	808,975
Deltic Timber Corp.	15,303	584,881
Domtar Corp. (a)(c)	58,252	3,286,578
Glatfelter	61,700	686,104
Kapstone Paper & Packaging Corp. (a)	37,556	266,272
Louisiana-Pacific Corp. (a)(c)	143,985	898,466
Neenah Paper, Inc.	24,499	341,271
Schweitzer-Mauduit International, Inc.	23,796	1,464,882
Verso Paper Corp.	10,000	23,600
Wausau-Mosinee Paper Corp.	76,321	774,658
		9,792,117
TOTAL MATERIALS		189,248,436
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
8X8, Inc. (a)(c)	20,283	23,123
AboveNet, Inc. (a)	29,538	1,515,299

	Shares	Value
Alaska Communication Systems Group, Inc. (c)	97,958	$ 716,073
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	55,849
Atlantic Tele-Network, Inc.	15,538	728,266
Cbeyond, Inc. (a)(c)	42,167	544,376
Cincinnati Bell, Inc. (a)	279,245	832,150
Clearwire Corp. Class A (a)(c)	114,753	649,502
Cogent Communications Group, Inc. (a)(c)	70,990	604,125
Consolidated Communications Holdings, Inc.	44,114	670,533
General Communications, Inc. Class A (a)	51,018	308,149
Global Crossing Ltd. (a)	44,912	507,506
Globalstar, Inc. (a)	52,018	41,874
HickoryTech Corp.	19,376	158,689
iBasis, Inc. (a)	25,502	76,251
IDT Corp. Class B (a)	25,559	94,568
inContact, Inc. (a)	18,286	42,241
Iowa Telecommunication Services, Inc. (c)	51,541	819,502
Level 3 Communications, Inc. (a)(c)	2,196,529	2,745,661
Neutral Tandem, Inc. (a)(c)	43,833	1,011,227
PAETEC Holding Corp. (a)	162,769	597,362
Pervasip Corp. (a)	14,200	1,420
Premiere Global Services, Inc. (a)	80,583	609,207
SureWest Communications (a)	19,236	167,546
Towerstream Corp. (a)	14,553	24,304
tw telecom, inc. (a)(c)	207,119	3,013,581
Vonage Holdings Corp. (a)(c)	120,555	154,310
Warwick Valley Telephone Co.	5,739	73,459
XETA Technologies, Inc. (a)	3,181	8,207
		16,794,360
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (a)(c)	345,048	12,659,811
FiberTower Corp. (a)(c)	155,192	83,804
ICO Global Communications Holdings Ltd. Class A (a)	94,000	80,840
IPCS, Inc. (a)	28,547	685,413
Leap Wireless International, Inc. (a)(c)	80,695	1,164,429
NII Holdings, Inc. (a)	230,036	6,855,073
NTELOS Holdings Corp.	41,068	690,353
SBA Communications Corp. Class A (a)(c)	164,028	5,255,457
Shenandoah Telecommunications Co.	32,110	539,448
SkyTerra Communications, Inc. (a)	1,881	9,160
Syniverse Holdings, Inc. (a)	93,355	1,480,610
Telephone & Data Systems, Inc.	125,266	3,819,360
Terrestar Corp. (a)(c)	63,700	71,981
U.S. Cellular Corp. (a)(c)	18,932	705,406
USA Mobility, Inc.	52,626	525,207
		34,626,352
TOTAL TELECOMMUNICATION SERVICES		51,420,712
Common Stocks - continued
	Shares	Value
UTILITIES - 4.2%
Electric Utilities - 1.1%
Allete, Inc.	50,452	$ 1,687,115
Brookfield Infrastructure Partners LP	10,000	154,000
Central Vermont Public Service Corp.	30,326	588,628
Cleco Corp.	88,601	2,261,098
DPL, Inc.	155,485	4,176,327
El Paso Electric Co. (a)	71,486	1,415,423
Empire District Electric Co.	65,770	1,193,068
Great Plains Energy, Inc.	175,897	3,130,967
Hawaiian Electric Industries, Inc. (c)	122,046	2,423,834
IDACORP, Inc.	62,099	1,836,267
ITC Holdings Corp.	66,840	2,972,375
MGE Energy, Inc.	35,052	1,203,686
NV Energy, Inc.	320,097	3,725,929
PNM Resources, Inc. (c)	110,000	1,225,400
Portland General Electric Co.	97,712	1,916,132
UIL Holdings Corp.	49,632	1,338,079
Unisource Energy Corp.	50,542	1,507,162
Unitil Corp.	7,362	156,001
Westar Energy, Inc.	148,429	3,056,153
		35,967,644
Gas Utilities - 1.3%
AGL Resources, Inc.	105,814	3,655,874
Amerigas Partners LP	23,104	866,862
Atmos Energy Corp.	127,710	3,497,977
Chesapeake Utilities Corp.	22,126	693,429
Delta Natural Gas Co., Inc.	2,782	75,392
Energen Corp.	100,704	4,380,624
Ferrellgas Partners LP	30,584	674,071
Laclede Group, Inc.	34,776	1,088,837
National Fuel Gas Co. New Jersey	95,000	4,448,850
New Jersey Resources Corp. (c)	56,404	1,987,113
Northwest Natural Gas Co.	37,556	1,610,401
ONEOK, Inc.	133,478	5,341,790
Piedmont Natural Gas Co., Inc.	90,153	2,136,626
South Jersey Industries, Inc.	42,790	1,543,007
Southwest Gas Corp.	58,000	1,520,180
Star Gas Partners LP	48,591	188,533
Suburban Propane Partners LP	25,063	1,100,266
UGI Corp.	148,715	3,491,828
WGL Holdings, Inc.	67,500	2,124,900
		40,426,560
Independent Power Producers & Energy Traders - 0.7%
Black Hills Corp.	61,184	1,442,107
Calpine Corp. (a)	523,532	5,821,676
Environmental Power Corp. (a)	10,176	3,460
Mirant Corp. (a)(c)	201,482	2,869,104
NRG Energy, Inc. (a)	368,862	8,830,556

	Shares	Value
Ormat Technologies, Inc. (c)	26,676	$ 1,098,251
RRI Energy, Inc. (a)	500,262	2,461,289
Synthesis Energy Systems, Inc. (a)	22,670	19,270
US Geothermal, Inc. (a)(c)	69,824	105,435
		22,651,148
Multi-Utilities - 0.8%
Alliant Energy Corp.	152,057	4,178,526
Avista Corp.	77,770	1,618,394
CH Energy Group, Inc.	28,016	1,131,286
MDU Resources Group, Inc.	232,374	5,251,652
NorthWestern Energy Corp.	50,000	1,289,500
NSTAR (c)	145,064	4,805,970
OGE Energy Corp. (c)	132,491	4,584,189
Vectren Corp.	109,546	2,573,236
		25,432,753
Water Utilities - 0.3%
American States Water Co.	33,721	1,115,491
American Water Works Co., Inc.	127,063	2,825,881
Aqua America, Inc. (c)	192,000	3,133,440
Artesian Resources Corp. Class A	3,763	63,030
Cadiz, Inc. (a)(c)	14,433	186,763
California Water Service Group	30,931	1,131,456
Connecticut Water Service, Inc.	10,523	238,872
Middlesex Water Co.	18,279	295,389
Pure Cycle Corp. (a)	23,077	57,923
SJW Corp.	19,421	416,580
Southwest Water Co.	32,857	193,856
York Water Co.	12,649	184,549
		9,843,230
TOTAL UTILITIES		134,321,335
TOTAL COMMON STOCKS (Cost $3,504,857,766)		3,139,982,967
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.45% 12/17/09 (d) (Cost $4,998,927)	$ 5,000,000	4,999,840
Money Market Funds - 29.8%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (e)	44,569,747	$ 44,569,747
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	908,275,483	908,275,483
TOTAL MONEY MARKET FUNDS (Cost $952,845,230)		952,845,230
TOTAL INVESTMENT PORTFOLIO - 128.4% (Cost $4,462,701,923)	4,097,828,037
NET OTHER ASSETS - (28.4)%	(906,356,819)
NET ASSETS - 100%	$ 3,191,471,218
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
134 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 7,335,160	$ 254,067
211 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2009	14,432,400	(35,593)
428 NYFE Russell 2000 Mini Index Contracts	Dec. 2009	24,789,760	(447,295)
TOTAL EQUITY INDEX CONTRACTS		$ 46,557,320	$ (228,821)

The face value of futures purchased as a percentage of net assets - 1.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Energy Transfer Equity LP and pay monthly a floating rate based on 1-month LIBOR plus 200 basis points with JPMorgan Chase, Inc.	Dec. 2009	$ 464,360	$ (3,904)
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Dec. 2009	4,040,699	41,407
		$ 4,505,059	$ 37,503
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,999,840.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,060
Fidelity Securities Lending Cash Central Fund	3,601,419
Total	$ 3,776,479
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 420,774,860	$ 420,774,860	$ -	$ -
Consumer Staples	107,520,477	107,520,477	-	-
Energy	254,527,363	254,525,058	-	2,305
Financials	740,848,860	740,846,250	-	2,610
Health Care	345,026,810	344,987,755	39,055	-
Industrials	404,999,748	404,999,748	-	-
Information Technology	491,294,366	491,294,366	-	-
Materials	189,248,436	189,248,436	-	-
Telecommunication Services	51,420,712	51,420,712	-	-
Utilities	134,321,335	134,321,335	-	-
U.S. Government and Government Agency Obligations	4,999,840	-	4,999,840	-
Money Market Funds	952,845,230	952,845,230	-	-
Total Investments in Securities	$ 4,097,828,037	$ 4,092,784,227	$ 5,038,895	$ 4,915
Derivative Instruments:
Assets
Futures Contracts	$ 254,067	$ 254,067	$ -	$ -
Swap Agreements	41,407	-	41,407	-
Total Assets	$ 295,474	$ 254,067	$ 41,407	$ -
Liabilities
Futures Contracts	$ (482,888)	$ (482,888)	$ -	$ -
Swap Agreements	(3,904)	-	(3,904)	-
Total Liabilities	$ (486,792)	$ (482,888)	$ (3,904)	$ -
Total Derivative Instruments:	$ (191,318)	$ (228,821)	$ 37,503	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,690
Cost of Purchases	57
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	3,168
Ending Balance	$ 4,915
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 1,689

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $4,473,925,534. Net unrealized depreciation aggregated $376,097,497, of which $554,861,926 related to appreciated investment securities and $930,959,423 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® International Index Fund

November 30, 2009

1.810719.105

SPI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 8.2%
AGL Energy Ltd.	319,650	$ 4,051,238
Alumina Ltd. (a)	1,820,293	2,567,077
Amcor Ltd.	910,215	4,926,159
AMP Ltd.	1,476,480	8,355,895
Aristocrat Leisure Ltd. (c)	295,358	1,090,011
Arrow Energy Ltd. (a)	410,951	1,467,681
Asciano Group unit (a)	2,053,398	3,112,061
ASX Ltd.	124,746	3,776,647
Australia & New Zealand Banking Group Ltd.	1,829,191	37,103,059
AXA Asia Pacific Holdings Ltd.	724,784	3,849,582
Bendigo & Adelaide Bank Ltd.	247,368	2,011,562
BHP Billiton Ltd.	2,447,805	92,264,043
Billabong International Ltd.	140,018	1,346,326
BlueScope Steel Ltd.	1,386,095	3,439,848
Boral Ltd.	419,682	2,152,213
Brambles Ltd.	1,029,737	6,223,679
Caltex Australia Ltd. (a)	103,846	924,343
CFS Retail Property Trust	1,364,269	2,461,179
Coca-Cola Amatil Ltd.	418,087	4,058,350
Cochlear Ltd.	42,618	2,469,656
Commonwealth Bank of Australia	1,109,467	53,644,505
Computershare Ltd.	343,685	3,364,459
Crown Ltd.	358,841	2,573,006
CSL Ltd.	438,824	12,674,446
CSR Ltd.	1,087,959	1,713,633
DEXUS Property Group unit	3,378,928	2,506,345
Energy Resources of Australia Ltd.	47,750	1,048,575
Fortescue Metals Group Ltd. (a)	885,761	3,414,881
Fosters Group Ltd.	1,427,081	7,344,494
Goodman Fielder Ltd.	1,050,514	1,471,873
Goodman Group unit	4,350,369	2,390,310
Harvey Norman Holdings Ltd.	395,303	1,556,595
Incitec Pivot Ltd.	1,155,616	3,016,028
Insurance Australia Group Ltd.	1,489,178	5,345,762
John Fairfax Holdings Ltd. (c)	1,500,436	2,246,530
Leighton Holdings Ltd. (c)	106,924	3,495,589
Lend Lease Group unit	331,172	2,753,699
Macquarie Group Ltd.	245,011	10,769,704
Macquarie Infrastructure Group unit	1,640,894	1,953,443
MAp Group unit	600,428	1,462,580
Metcash Ltd.	589,274	2,525,457
Mirvac Group unit	1,945,897	2,806,579
National Australia Bank Ltd.	1,530,068	40,101,193
Newcrest Mining Ltd.	357,921	12,058,517
Nufarm Ltd.	127,948	1,359,153
OneSteel Ltd.	955,823	2,625,885
Orica Ltd.	265,254	6,067,801
Origin Energy Ltd.	642,399	9,183,002
OZ Minerals Ltd. (a)	2,209,523	2,468,512
Paladin Energy Ltd. (a)	461,884	1,742,638
Qantas Airways Ltd.	783,163	1,864,672

	Shares	Value
QBE Insurance Group Ltd.	736,030	$ 14,990,193
Rio Tinto Ltd.	317,174	20,813,797
Santos Ltd.	585,026	7,886,057
Sims Metal Management Ltd.	109,214	2,120,270
Sonic Healthcare Ltd.	258,293	3,351,656
SP AusNet unit	975,000	767,856
Stockland Corp. Ltd. unit	1,759,940	6,511,127
Suncorp-Metway Ltd.	926,489	7,449,236
Tabcorp Holdings Ltd.	431,156	2,834,887
Tattersall's Ltd.	876,443	1,934,272
Telstra Corp. Ltd.	3,155,797	9,854,631
The GPT Group unit	6,144,652	3,348,044
Toll Holdings Ltd.	502,382	3,740,258
Transurban Group unit	861,788	4,308,936
Wesfarmers Ltd.	730,768	19,928,800
Wesfarmers Ltd. (price protected shares)	115,547	3,169,074
Westfield Group unit	1,527,712	17,081,818
Westpac Banking Corp.	2,148,597	47,497,326
Woodside Petroleum Ltd.	362,496	16,182,841
Woolworths Ltd.	900,888	23,140,919
Worleyparsons Ltd.	125,578	3,049,748
TOTAL AUSTRALIA		615,162,221
Austria - 0.4%
Erste Bank AG (c)	138,812	5,643,806
Immoeast AG (a)	310,859	2,039,583
OMV AG	108,776	4,602,253
Osterreichische Elektrizitatswirtschafts AG (c)	56,090	2,526,406
Raiffeisen International Bank-Holding AG (c)	39,380	2,335,443
Telekom Austria AG	233,108	4,052,865
Vienna Insurance Group	27,248	1,437,173
Voestalpine AG	92,187	3,272,002
TOTAL AUSTRIA		25,909,531
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,935,203	2,689,981
Bailiwick of Jersey - 0.4%
Experian PLC	736,945	6,946,333
Petrofac Ltd.	159,347	2,550,484
Randgold Resources Ltd.	67,067	5,685,154
Shire PLC	393,498	7,694,077
WPP PLC	894,100	8,389,885
TOTAL BAILIWICK OF JERSEY		31,265,933
Belgium - 1.0%
Anheuser-Busch InBev SA NV	524,452	26,173,583
Belgacom SA	114,333	4,328,396
Colruyt NV	11,723	2,978,954
Compagnie Nationale A Portefeuille (CNP)	25,540	1,345,169
Delhaize Group SA	75,087	5,681,329
Dexia SA (a)(c)	378,159	2,853,602
Common Stocks - continued
	Shares	Value
Belgium - continued
Fortis (a)	1,648,958	$ 6,944,466
Fortis rights 12/31/49 (a)	1,232,370	19
Groupe Bruxelles Lambert SA	61,822	5,632,290
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	37
KBC Groupe SA (a)	119,440	5,315,259
Mobistar SA	21,454	1,505,866
Solvay SA	44,545	4,700,317
UCB SA	71,275	3,172,914
Umicore SA	86,172	2,932,367
TOTAL BELGIUM		73,564,568
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	359,450	1,333,469
Chinese Estates Holdings Ltd.	450,758	759,615
Noble Group Ltd.	1,102,400	2,469,249
NWS Holdings Ltd.	467,000	912,325
Orient Overseas International Ltd.	143,400	648,551
Seadrill Ltd. (c)	209,300	4,837,900
Yue Yuen Industrial (Holdings) Ltd.	516,500	1,456,225
TOTAL BERMUDA		12,417,334
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	1,513,000	1,306,086
Cyprus - 0.1%
Bank of Cyprus Public Co. Ltd.	400,314	2,854,899
Denmark - 0.9%
A.P. Moller - Maersk AS:
Series A	408	2,897,353
Series B	986	7,200,855
Carlsberg AS Series B	78,199	5,604,461
Coloplast AS Series B	17,010	1,585,422
Danske Bank AS (a)	340,051	7,323,363
DSV de Sammensluttede Vognmaend AS (a)	161,929	2,884,589
H. Lundbeck AS	42,849	806,099
Novo Nordisk AS Series B	322,968	21,664,554
Novozymes AS Series B	33,464	3,389,067
Topdanmark AS (a)	10,859	1,557,608
Trygvesta AS	18,850	1,304,380
Vestas Wind Systems AS (a)	150,587	10,572,199
William Demant Holding AS (a)	15,767	1,135,575
TOTAL DENMARK		67,925,525
Finland - 1.1%
Elisa Corp. (A Shares)	91,981	1,984,501
Fortum Corp.	322,971	8,190,107
Kesko Oyj	46,608	1,585,685
Kone Oyj (B Shares)	112,301	4,544,005
Metso Corp.	92,159	2,963,832
Neste Oil Oyj (c)	89,847	1,564,797
Nokia Corp.	2,740,496	36,307,592

	Shares	Value
Nokian Tyres PLC	79,772	$ 2,016,921
Orion Oyj (B Shares)	60,103	1,234,465
Outokumpu Oyj (A Shares)	89,012	1,536,890
Pohjola Bank PLC (A Shares)	116,236	1,226,853
Rautaruukki Oyj (K Shares) (c)	60,299	1,254,786
Sampo OYJ (A Shares)	304,680	7,227,656
Sanoma-WSOY Oyj (c)	59,958	1,257,593
Stora Enso Oyj (R Shares)	437,425	3,342,857
UPM-Kymmene Corp.	390,222	4,962,398
Wartsila Corp.	65,262	2,434,912
TOTAL FINLAND		83,635,850
France - 10.1%
Accor SA (c)	106,535	5,700,677
Aeroports de Paris	20,980	1,680,492
Air France KLM (Reg.) (a)	98,103	1,555,402
Alcatel-Lucent SA (a)	1,704,267	5,752,470
Alstom SA	147,049	10,294,942
Atos Origin SA (a)	40,150	1,755,389
AXA SA (c)	1,238,388	29,766,014
BIC SA	18,348	1,282,207
bioMerieux SA	10,449	1,214,261
BNP Paribas SA	690,984	57,059,386
Bouygues SA	163,530	8,135,436
Bureau Veritas SA	34,668	1,731,721
Cap Gemini SA	108,558	5,020,061
Carrefour SA	463,053	22,466,286
Casino Guichard Perrachon et Compagnie	40,753	3,498,647
Christian Dior SA	46,444	4,706,844
CNP Assurances	27,986	2,995,476
Compagnie de St. Gobain (c)	280,728	15,268,295
Compagnie Generale de Geophysique SA (a)	107,165	2,185,793
Credit Agricole SA	677,741	14,021,982
Danone	402,349	24,048,695
Dassault Systemes SA	46,604	2,681,298
Eiffage SA (c)	29,137	1,581,210
Electricite de France (c)	174,088	10,042,055
Eramet SA (c)	3,813	1,234,561
Essilor International SA	145,384	8,433,230
Eurazeo SA	21,800	1,535,552
Eutelsat Communications	75,586	2,473,402
Fonciere Des Regions	18,215	1,875,526
France Telecom SA	1,350,516	35,116,807
GDF Suez	908,273	37,923,971
Gecina SA	14,057	1,544,899
Hermes International SA	38,929	5,535,026
ICADE	14,940	1,505,114
Iliad Group SA	10,840	1,304,781
Imerys	22,851	1,331,169
Ipsen SA	17,743	969,006
JC Decaux SA (a)	49,234	1,119,887
Klepierre SA	67,375	2,695,829
Common Stocks - continued
	Shares	Value
France - continued
L'Air Liquide SA	51,146	$ 5,943,593
L'Air Liquide SA	56,030	6,511,154
L'Oreal SA	174,931	18,978,468
Lafarge SA	28,286	2,324,307
Lafarge SA (a)	43,250	3,553,923
Lafarge SA (Bearer)	73,829	6,066,649
Lagardere S.C.A. (Reg.)	87,809	3,739,540
Legrand SA	73,993	2,032,448
LVMH Moet Hennessy - Louis Vuitton	177,808	18,516,410
M6 Metropole Television SA	47,281	1,218,149
Michelin CGDE Series B	109,445	8,298,197
Natixis SA (a)	656,686	3,500,117
Neopost SA	24,347	2,127,477
PagesJaunes Groupe SA (c)	94,401	1,116,578
Pernod-Ricard SA	142,225	12,126,744
Pernod-Ricard SA rights 11/30/09 (a)	138,652	236,442
Peugeot Citroen SA (a)	109,280	3,864,739
PPR SA	56,117	6,790,878
Publicis Groupe SA	88,548	3,408,735
Renault SA (a)	132,829	6,421,629
Safran SA	132,570	2,218,307
Sanofi-Aventis	767,361	58,034,384
Schneider Electric SA	171,875	18,809,492
SCOR SE	121,453	2,960,445
Societe Des Autoroutes Paris-Rhin-Rhone	13,292	1,107,791
Societe Generale Series A	458,965	32,311,433
Sodexo SA	70,684	3,969,073
Suez Environnement SA	197,202	4,386,412
Technip SA	77,886	5,313,665
Television Francaise 1 SA (c)	81,300	1,447,677
Thales SA	64,747	3,174,916
Total SA:
(strip VVPR) (a)	3,096	5
Series B	1,539,635	95,479,219
Unibail-Rodamco	64,264	14,472,895
Vallourec SA	41,133	6,879,739
Veolia Environnement	288,503	9,765,556
VINCI SA	319,301	17,653,851
Vivendi	888,279	25,592,976
TOTAL FRANCE		759,397,812
Germany - 7.6%
adidas AG	142,707	8,169,745
Allianz AG (Reg.)	329,753	40,889,372
BASF AG	668,907	40,332,567
Bayer AG	603,938	46,235,311
Bayerische Motoren Werke AG (BMW)	241,487	11,393,718
Beiersdorf AG	62,494	4,063,712
Celesio AG	58,351	1,539,276
Commerzbank AG (a)(c)	503,743	4,704,309
Daimler AG (Reg.)	655,831	33,401,473
Deutsche Bank AG	432,988	31,651,422

	Shares	Value
Deutsche Boerse AG	142,791	$ 11,896,302
Deutsche Lufthansa AG (Reg.)	170,080	2,714,457
Deutsche Post AG	614,114	11,497,724
Deutsche Postbank AG (a)	60,780	2,137,194
Deutsche Telekom AG (Reg.)	2,066,999	30,694,936
E.ON AG	1,386,687	54,839,139
Fraport AG Frankfurt Airport Services Worldwide	25,615	1,268,357
Fresenius Medical Care AG & Co. KGaA	137,332	7,301,197
Fresenius SE	19,026	1,102,919
GEA Group AG	108,322	2,283,391
Hannover Rueckversicherungs AG (a)	42,608	2,030,460
HeidelbergCement AG	102,969	6,833,216
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	92,628	3,996,920
Hochtief AG	29,542	2,319,733
Infineon Technologies AG (a)	771,232	3,686,489
K&S AG (c)	108,650	6,544,660
K&S AG rights 12/10/09 (a)	105,055	351,737
Linde AG	111,947	13,762,163
MAN SE	77,022	6,302,425
Merck KGaA	47,626	4,491,272
Metro AG	83,606	5,253,265
Munich Re Group (Reg.)	146,146	22,914,407
Puma AG	4,162	1,429,732
RWE AG	305,259	28,016,849
Salzgitter AG	29,539	2,818,433
SAP AG	627,808	30,053,170
Siemens AG (Reg.)	600,642	59,235,313
SolarWorld AG (c)	59,314	1,342,044
Suedzucker AG (Bearer)	44,283	967,379
Thyssenkrupp AG	246,033	8,965,191
TUI AG (a)(c)	127,879	1,011,827
United Internet AG (a)	96,763	1,306,067
Volkswagen AG (c)	32,111	3,953,339
Wacker Chemie AG	10,871	1,789,513
TOTAL GERMANY		567,492,125
Greece - 0.5%
Alpha Bank AE (a)	333,945	4,587,673
Coca-Cola Hellenic Bottling Co. SA	128,577	2,845,491
EFG Eurobank Ergasias SA	232,622	3,083,954
Greek Organization of Football Prognostics SA	168,133	4,031,385
Hellenic Petroleum SA	66,967	785,251
Hellenic Telecommunications Organization SA	172,381	2,663,184
Marfin Financial Group Holdings SA	464,669	1,465,073
National Bank of Greece SA (a)	431,727	12,704,620
Piraeus Bank SA	225,864	3,289,388
Public Power Corp. of Greece (a)	84,175	1,698,552
Titan Cement Co. SA (Reg.)	38,261	1,116,732
TOTAL GREECE		38,271,303
Common Stocks - continued
	Shares	Value
Hong Kong - 2.2%
ASM Pacific Technology Ltd.	139,529	$ 1,140,559
Bank of East Asia Ltd.	1,071,721	4,639,605
BOC Hong Kong Holdings Ltd.	2,701,566	6,198,035
Cathay Pacific Airways Ltd. (a)	875,327	1,495,426
Cheung Kong Holdings Ltd.	995,449	12,510,788
CLP Holdings Ltd.	1,500,157	10,172,229
Esprit Holdings Ltd.	826,923	5,696,492
Hang Lung Group Ltd.	559,000	2,737,350
Hang Lung Properties Ltd.	1,480,423	5,406,036
Hang Seng Bank Ltd.	560,601	8,203,017
Henderson Land Development Co. Ltd.	781,963	5,519,252
Hong Kong & China Gas Co. Ltd.	2,818,615	6,692,067
Hong Kong Aircraft Engineering Co. Ltd.	43,200	573,596
Hong Kong Electric Holdings Ltd.	974,676	5,294,794
Hong Kong Exchange & Clearing Ltd.	730,098	13,019,548
Hopewell Holdings Ltd.	435,000	1,372,381
Hutchison Whampoa Ltd.	1,569,158	10,609,738
Hysan Development Co. Ltd.	435,581	1,250,563
Kerry Properties Ltd.	514,681	2,613,302
Li & Fung Ltd.	1,663,623	6,697,554
Lifestyle International Holdings Ltd.	364,000	629,380
Link (REIT)	1,609,186	4,053,151
Mongolia Energy Corp. Ltd. (a)	2,018,000	1,223,843
MTR Corp. Ltd.	976,243	3,319,290
New World Development Co. Ltd.	1,780,892	3,662,964
PCCW Ltd.	2,300,000	554,978
Shangri-La Asia Ltd.	955,380	1,730,812
Sino Land Co.	1,206,380	2,291,388
Sun Hung Kai Properties Ltd.	1,034,141	15,332,271
Swire Pacific Ltd. (A Shares)	532,884	6,116,252
Television Broadcasts Ltd.	220,000	1,004,923
Wharf Holdings Ltd.	1,001,585	5,402,202
Wheelock and Co. Ltd.	577,000	1,865,049
Wing Hang Bank Ltd.	118,000	1,221,133
TOTAL HONG KONG		160,249,968
Ireland - 0.3%
Anglo Irish Bank Corp. PLC (a)	331,052	192,113
CRH PLC	505,517	12,735,739
Elan Corp. PLC (a)	352,397	2,322,700
Kerry Group PLC Class A	100,827	2,988,577
Ryanair Holdings PLC (a)	247,226	1,027,812
TOTAL IRELAND		19,266,941
ISLE OF MAN - 0.0%
Genting International PLC (a)	3,258,859	2,519,494
Italy - 3.2%
A2A SpA	755,956	1,472,085
Assicurazioni Generali SpA	845,523	21,847,548
Atlantia SpA	190,384	4,916,492
Autogrill SpA (a)	68,872	852,569
Banca Carige SpA	416,861	1,162,876

	Shares	Value
Banca Monte dei Paschi di Siena SpA	1,521,737	$ 2,926,747
Banca Popolare di Milano	279,707	2,171,152
Banco Popolare Societa Cooperativa (a)	475,875	3,901,054
Enel SpA	4,799,447	28,715,471
ENI SpA	1,903,291	47,211,002
EXOR SpA	55,132	1,052,073
Fiat SpA (a)	558,941	8,249,277
Finmeccanica SpA	296,126	4,903,977
Fondiaria-Sai SpA	49,221	815,122
Intesa Sanpaolo SpA	5,623,403	24,357,990
Italcementi SpA	47,731	638,162
Luxottica Group SpA	88,976	2,209,771
Mediaset SpA	496,548	3,768,589
Mediobanca SpA	362,198	4,323,242
Mediobanca SpA warrants 3/18/11 (a)	328,052	47,431
Mediolanum SpA	140,728	914,881
Parmalat SpA	1,270,816	3,697,710
Pirelli & C SpA (a)	2,000,550	1,264,526
Prysmian SpA	69,542	1,169,396
Saipem SpA	197,532	6,352,627
Snam Rete Gas SpA	1,082,937	5,434,643
Telecom Italia SpA	7,341,818	11,773,159
Terna SpA	937,058	3,893,593
UniCredit SpA	10,397,185	35,513,509
Unione di Banche Italiane SCPA	416,264	5,715,431
Unione di Banche Italiane SCPA warrants 6/30/11 (a)	368,960	26,590
Unipol Gruppo Finanziario SpA (a)	455,077	620,393
TOTAL ITALY		241,919,088
Japan - 20.1%
77 Bank Ltd.	234,223	1,432,182
ABC-Mart, Inc.	18,000	561,633
ACOM Co. Ltd. (c)	36,770	488,225
Advantest Corp.	122,590	2,715,371
Aeon Co. Ltd.	459,000	3,678,566
Aeon Credit Service Co. Ltd.	65,500	663,602
Aeon Mall Co. Ltd.	61,400	1,119,319
Aioi Insurance Co. Ltd.	335,000	1,645,200
Air Water, Inc.	91,000	1,135,888
Aisin Seiki Co. Ltd.	147,000	3,528,910
Ajinomoto Co., Inc.	483,866	4,536,960
Alfresa Holdings Corp.	28,400	1,235,405
All Nippon Airways Co. Ltd.	587,000	1,538,332
Amada Co. Ltd.	243,000	1,402,275
Aozora Bank Ltd. (a)	466,000	579,888
Asahi Breweries Ltd.	288,803	5,117,075
Asahi Glass Co. Ltd.	744,677	6,473,098
Asahi Kasei Corp.	932,727	4,514,719
Asics Corp.	118,000	1,043,647
Astellas Pharma, Inc.	328,700	12,071,310
Bank of Kyoto Ltd.	219,000	1,997,423
Bank of Yokohama Ltd.	880,084	4,258,868
Benesse Corp.	56,000	2,500,698
Common Stocks - continued
	Shares	Value
Japan - continued
Bridgestone Corp.	441,579	$ 6,977,699
Brother Industries Ltd.	171,500	1,865,755
Canon Marketing Japan, Inc.	55,100	806,807
Canon, Inc.	775,344	29,630,067
Casio Computer Co. Ltd. (c)	159,100	1,153,360
Central Japan Railway Co.	1,100	7,949,304
Chiba Bank Ltd.	542,674	3,561,336
Chiyoda Corp.	107,000	819,091
Chubu Electric Power Co., Inc.	487,964	12,462,424
Chugai Pharmaceutical Co. Ltd.	157,725	2,990,184
Chugokun Electric Power Co.	201,200	4,067,096
Chuo Mitsui Trust Holdings, Inc.	690,300	2,409,254
Citizen Holdings Co. Ltd.	213,166	1,170,342
Coca-Cola West Co. Ltd.	36,700	679,619
Cosmo Oil Co. Ltd.	412,000	883,334
Credit Saison Co. Ltd.	117,452	1,296,389
Dai Nippon Printing Co. Ltd.	400,242	4,906,734
Daicel Chemical Industries Ltd.	190,000	1,125,682
Daido Steel Co. Ltd.	198,000	649,154
Daihatsu Motor Co. Ltd.	130,000	1,215,939
Daiichi Sankyo Kabushiki Kaisha	496,970	9,701,970
Daikin Industries Ltd.	173,994	6,169,457
Dainippon Sumitomo Pharma Co. Ltd.	119,000	1,217,620
Daito Trust Construction Co.	59,363	2,805,629
Daiwa House Industry Co. Ltd.	379,184	3,793,023
Daiwa Securities Group, Inc.	1,219,985	6,525,460
DeNA Co. Ltd. (c)	198	1,083,276
Denki Kagaku Kogyo KK	356,358	1,487,339
Denso Corp.	355,438	9,892,311
Dentsu, Inc. (c)	119,800	2,568,321
Dowa Holdings Co. Ltd.	201,168	1,069,035
Dowa Holdings Co. Ltd. rights 1/29/10 (a)	67,168	17,908
East Japan Railway Co.	247,200	17,374,343
Eisai Co. Ltd.	182,978	6,689,096
Electric Power Development Co. Ltd.	101,180	3,133,326
Elpida Memory, Inc. (a)	124,100	1,520,416
FamilyMart Co. Ltd.	41,400	1,361,291
Fanuc Ltd.	140,072	11,528,951
Fast Retailing Co. Ltd.	35,800	6,492,827
Fuji Electric Holdings Co. Ltd.	435,153	653,202
Fuji Heavy Industries Ltd.	426,000	1,682,396
Fuji Media Holdings, Inc.	351	523,295
Fujifilm Holdings Corp.	338,605	9,180,847
Fujitsu Ltd.	1,382,075	8,142,317
Fukuoka Financial Group, Inc.	593,300	2,147,654
Furukawa Electric Co. Ltd.	452,790	1,669,265
GS Yuasa Corp. (c)	295,000	2,067,384
Gunma Bank Ltd.	290,663	1,692,395
Hakuhodo DY Holdings, Inc.	14,680	713,744
Hankyu Hanshin Holdings, Inc.	835,200	3,862,986
Hino Motors Ltd.	165,000	491,235

	Shares	Value
Hirose Electric Co. Ltd.	20,898	$ 2,202,201
Hiroshima Bank Ltd.	347,000	1,448,547
Hisamitsu Pharmaceutical Co., Inc.	45,500	1,597,607
Hitachi Chemical Co. Ltd.	84,900	1,652,675
Hitachi Construction Machinery Co. Ltd. (c)	75,600	1,757,293
Hitachi High-Technologies Corp.	45,400	737,143
Hitachi Ltd. (c)	2,447,271	6,639,661
Hitachi Metals Ltd.	124,000	1,079,222
Hokkaido Electric Power Co., Inc.	132,000	2,627,910
Hokuhoku Financial Group, Inc.	894,715	2,079,357
Hokuriku Electric Power Co., Inc.	142,300	3,229,654
Honda Motor Co. Ltd.	1,203,260	37,270,529
Hoya Corp.	303,416	7,704,433
Ibiden Co. Ltd.	90,800	3,048,826
Idemitsu Kosan Co., Ltd. (c)	15,700	959,481
Inpex Corp.	561	4,360,017
Isetan Mitsukoshi Holdings Ltd. (c)	258,787	2,214,161
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)(c)	927,185	1,484,496
Isuzu Motors Ltd. (c)	850,000	1,454,540
Ito En Ltd.	51,200	824,562
Itochu Corp.	1,109,986	7,573,949
ITOCHU Techno-Solutions Corp.	20,700	570,883
Iyo Bank Ltd.	159,000	1,454,877
J Front Retailing Co. Ltd.	353,800	1,475,552
JAFCO Co. Ltd.	20,500	488,415
Japan Airlines Corp. (a)	521,420	554,355
Japan Petroleum Exploration Co. Ltd.	17,100	775,889
Japan Prime Realty Investment Corp.	384	864,573
Japan Real Estate Investment Corp. (c)	326	2,369,188
Japan Retail Fund Investment Corp.	289	1,251,965
Japan Steel Works Ltd.	240,000	2,914,971
Japan Tobacco, Inc.	3,297	9,750,339
JFE Holdings, Inc.	361,575	11,822,121
JGC Corp.	158,117	2,953,889
Joyo Bank Ltd.	433,941	1,995,400
JS Group Corp.	195,459	3,188,848
JSR Corp.	137,316	2,625,380
JTEKT Corp.	140,800	1,364,075
Jupiter Telecommunications Co.	1,726	1,624,256
Kajima Corp.	580,317	1,120,042
Kamigumi Co. Ltd.	180,663	1,424,889
Kaneka Corp.	210,559	1,392,147
Kansai Electric Power Co., Inc.	561,936	13,948,871
Kansai Paint Co. Ltd.	150,000	1,290,446
Kao Corp.	394,650	9,647,955
Kawasaki Heavy Industries Ltd.	1,008,945	2,436,423
Kawasaki Kisen Kaisha Ltd. (c)	400,000	1,156,293
KDDI Corp.	2,124	11,464,792
Keihin Electric Express Railway Co. Ltd.	319,061	2,588,171
Keio Corp.	427,410	2,698,719
Keisei Electric Railway Co.	200,000	1,125,982
Keyence Corp.	30,820	6,166,966
Common Stocks - continued
	Shares	Value
Japan - continued
Kikkoman Corp.	121,849	$ 1,407,849
Kinden Corp.	85,000	759,720
Kintetsu Corp. (c)	1,171,100	4,506,388
Kirin Holdings Co. Ltd.	603,256	9,828,824
Kobe Steel Ltd.	1,895,000	3,215,000
Koito Manufacturing Co. Ltd.	70,000	1,033,945
Komatsu Ltd.	692,245	13,544,149
Konami Corp.	66,300	1,103,710
Konica Minolta Holdings, Inc.	357,000	3,280,249
Kubota Corp.	804,864	7,060,525
Kuraray Co. Ltd.	259,486	3,103,725
Kuraya Sanseido, Inc.	105,900	1,459,346
Kurita Water Industries Ltd.	89,700	2,828,761
Kyocera Corp.	119,802	9,495,215
Kyowa Hakko Kirin Co., Ltd.	181,689	1,952,884
Kyushu Electric Power Co., Inc.	283,370	6,217,342
Lawson, Inc.	50,116	2,478,875
Mabuchi Motor Co. Ltd.	19,821	970,156
Makita Corp.	79,600	2,682,399
Marubeni Corp.	1,221,244	6,414,468
Marui Group Co. Ltd.	176,849	988,273
Maruichi Steel Tube Ltd.	26,700	506,128
Matsui Securities Co. Ltd.	85,100	574,277
Mazda Motor Corp.	1,062,000	2,258,998
McDonald's Holdings Co. (Japan) Ltd.	50,000	1,070,192
Meiji Holdings Co. Ltd.	49,429	1,973,565
Minebea Ltd.	254,008	1,266,550
Mitsubishi Chemical Holdings Corp.	831,775	3,010,249
Mitsubishi Corp.	950,502	21,314,849
Mitsubishi Electric Corp.	1,414,106	9,931,575
Mitsubishi Estate Co. Ltd.	870,723	13,453,402
Mitsubishi Gas Chemical Co., Inc.	270,867	1,222,418
Mitsubishi Heavy Industries Ltd.	2,209,256	7,184,364
Mitsubishi Logistics Corp.	83,000	872,465
Mitsubishi Materials Corp.	762,937	1,812,310
Mitsubishi Motors Corp. of Japan (a)(c)	2,554,000	3,452,413
Mitsubishi Rayon Co. Ltd.	398,312	1,700,688
Mitsubishi Tanabe Pharma Corp.	155,000	2,040,410
Mitsubishi UFJ Financial Group, Inc.	7,643,330	42,091,052
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,330	1,238,008
Mitsui & Co. Ltd.	1,262,423	16,622,441
Mitsui Chemicals, Inc.	584,683	1,461,684
Mitsui Engineering & Shipbuilding Co. (c)	553,000	1,353,345
Mitsui Fudosan Co. Ltd.	617,677	10,530,629
Mitsui Mining & Smelting Co. Ltd. (a)	360,154	881,257
Mitsui O.S.K. Lines Ltd.	848,285	4,714,566
Mitsui Sumitomo Insurance Group Holdings, Inc.	307,542	8,029,369
Mitsumi Electric Co. Ltd.	59,700	926,669
Mizuho Financial Group, Inc.	9,942,300	18,439,954
Mizuho Securities Co. Ltd.	437,000	1,422,073
Mizuho Trust & Banking Co. Ltd. (a)(c)	1,075,000	976,735

	Shares	Value
Murata Manufacturing Co. Ltd.	157,554	$ 7,454,653
Namco Bandai Holdings, Inc.	136,550	1,361,775
NEC Corp. (a)(c)	1,853,951	4,659,883
NGK Insulators Ltd.	191,309	4,180,339
NGK Spark Plug Co. Ltd.	126,000	1,347,126
NHK Spring Co. Ltd.	130,000	1,159,440
Nidec Corp.	80,542	7,019,474
Nikon Corp.	227,238	4,087,504
Nintendo Co. Ltd.	71,996	17,605,974
Nippon Building Fund, Inc.	396	3,207,975
Nippon Electric Glass Co. Ltd.	249,000	2,957,859
Nippon Express Co. Ltd.	684,546	3,016,149
Nippon Meat Packers, Inc.	132,740	1,639,560
Nippon Mining Holdings, Inc.	654,000	2,546,644
Nippon Oil Corp.	940,129	3,987,510
Nippon Paper Group, Inc.	65,800	1,791,937
Nippon Sheet Glass Co. Ltd.	444,000	1,117,943
Nippon Steel Corp.	3,688,661	13,655,544
Nippon Telegraph & Telephone Corp.	378,300	16,277,784
Nippon Yusen KK (c)	771,578	2,391,037
Nipponkoa Insurance Co. Ltd.	452,000	2,683,098
Nishi-Nippon City Bank Ltd.	456,000	1,243,927
Nissan Chemical Industries Co. Ltd.	105,000	1,382,226
Nissan Motor Co. Ltd.	1,810,448	13,039,698
Nissay Dowa General Insurance Co. Ltd.	99,000	490,238
Nissha Printing Co. Ltd.	18,600	959,610
Nisshin Seifun Group, Inc.	143,590	1,936,252
Nisshin Steel Co. Ltd.	503,000	748,840
Nisshinbo Holdings, Inc.	102,000	830,700
Nissin Food Holdings Co. Ltd.	49,923	1,821,680
Nitori Co. Ltd.	27,850	2,320,999
Nitto Denko Corp.	118,994	3,802,122
NOK Corp.	84,300	976,344
Nomura Holdings, Inc.	2,610,347	18,753,631
Nomura Real Estate Holdings, Inc.	69,300	1,068,603
Nomura Real Estate Office Fund, Inc.	194	1,100,366
Nomura Research Institute Ltd.	71,600	1,505,208
NSK Ltd.	361,576	2,227,349
NTN Corp.	332,611	1,253,115
NTT Data Corp.	892	2,524,706
NTT DoCoMo, Inc.	11,198	16,926,798
NTT Urban Development Co.	916	654,515
Obayashi Corp.	441,704	1,469,220
Obic Co. Ltd.	5,580	926,704
Odakyu Electric Railway Co. Ltd. (c)	450,000	3,687,322
Oji Paper Co. Ltd.	597,352	2,533,595
Olympus Corp.	157,229	4,745,189
Omron Corp.	142,160	2,372,193
Ono Pharmaceutical Co. Ltd.	62,100	2,863,874
Oracle Corp. Japan	28,300	1,283,077
Oriental Land Co. Ltd.	37,456	2,664,226
ORIX Corp.	75,398	5,196,806
Osaka Gas Co. Ltd.	1,459,525	5,303,951
Otsuka Corp.	11,000	524,928
Common Stocks - continued
	Shares	Value
Japan - continued
Panasonic Corp.	1,424,073	$ 18,176,396
Panasonic Electric Works Co., Ltd.	272,000	3,099,239
Rakuten, Inc.	5,348	4,314,043
Resona Holdings, Inc.	351,000	3,730,244
Ricoh Co. Ltd.	495,770	6,551,754
Rinnai Corp.	27,000	1,330,872
ROHM Co. Ltd.	72,944	4,792,135
Sankyo Co. Ltd. (Gunma)	37,200	2,085,038
Santen Pharmaceutical Co. Ltd.	55,600	1,878,327
Sanyo Electric Co. Ltd. (a)	1,178,382	2,109,422
Sapporo Breweries Ltd.	181,578	870,958
Sapporo Hokuyo Holdings, Inc.	193,000	716,505
SBI Holdings, Inc. (c)	13,294	2,232,727
Secom Co. Ltd.	154,067	7,188,342
Sega Sammy Holdings, Inc.	144,600	1,830,381
Seiko Epson Corp.	103,000	1,593,099
Sekisui Chemical Co. Ltd.	293,293	1,736,974
Sekisui House Ltd.	380,467	3,335,962
Senshu Ikeda Holdings, Inc. (a)(c)	337,950	1,198,209
Seven & i Holdings Co., Ltd.	561,800	12,508,646
Seven Bank Ltd.	413	822,916
Sharp Corp.	728,675	8,295,429
Shikoku Electric Power Co., Inc.	130,900	3,907,625
Shimadzu Corp. (c)	169,000	1,056,876
Shimamura Co. Ltd.	15,700	1,466,224
SHIMANO, Inc.	46,600	1,937,893
SHIMIZU Corp.	397,416	1,368,644
Shin-Etsu Chemical Co., Ltd.	298,662	16,181,228
Shinko Electric Industries Co.Ltd.	55,900	778,203
Shinsei Bank Ltd. (a)(c)	907,000	1,102,659
Shionogi & Co. Ltd.	211,191	4,535,800
Shiseido Co. Ltd.	262,550	5,167,875
Shizuoka Bank Ltd.	442,274	4,391,135
Showa Denko KK	941,336	1,661,171
Showa Shell Sekiyu KK	133,500	1,127,221
SMC Corp.	40,371	4,522,165
SOFTBANK CORP.	555,130	13,251,334
Sojitz Corp.	879,500	1,531,565
Sompo Japan Insurance, Inc.	655,712	4,080,447
Sony Corp.	730,185	19,507,907
Sony Financial Holdings, Inc.	579	1,740,222
Square Enix Holdings Co. Ltd.	43,800	948,960
Stanley Electric Co. Ltd.	105,425	2,079,493
Sumco Corp.	88,100	1,497,999
Sumitomo Chemical Co. Ltd.	1,151,334	4,499,067
Sumitomo Corp.	826,342	8,093,712
Sumitomo Electric Industries Ltd.	559,106	6,583,900
Sumitomo Heavy Industries Ltd.	408,822	1,820,753
Sumitomo Metal Industries Ltd.	2,442,966	6,168,831
Sumitomo Metal Mining Co. Ltd.	384,065	6,264,091
Sumitomo Mitsui Financial Group, Inc.	667,600	21,820,476
Sumitomo Realty & Development Co. Ltd.	278,000	4,769,477

	Shares	Value
Sumitomo Rubber Industries Ltd.	137,800	$ 1,078,056
Sumitomo Trust & Banking Co. Ltd.	1,059,344	5,627,701
Suzuken Co. Ltd.	49,860	1,821,396
Suzuki Motor Corp.	251,900	5,949,142
Sysmex Corp.	25,100	1,352,646
T&D Holdings, Inc. (c)	165,500	3,805,531
Taiheiyo Cement Corp.	562,684	623,821
Taisei Corp.	689,594	1,204,057
Taisho Pharmaceutical Co. Ltd.	83,524	1,524,708
Taiyo Nippon Sanso Corp.	205,000	2,302,957
Takashimaya Co. Ltd. (c)	209,000	1,336,751
Takeda Pharmaceutical Co. Ltd.	548,742	22,782,243
TDK Corp.	83,625	4,347,387
Teijin Ltd.	639,341	1,990,938
Terumo Corp.	123,312	6,949,662
The Chugoku Bank Ltd.	117,000	1,603,616
The Hachijuni Bank Ltd.	299,000	1,901,777
The Suruga Bank Ltd.	151,000	1,478,404
THK Co. Ltd.	86,200	1,406,192
Tobu Railway Co. Ltd. (c)	594,297	3,292,757
Toho Co. Ltd.	73,854	1,180,010
Toho Gas Co. Ltd.	349,000	1,952,288
Tohoku Electric Power Co., Inc.	319,390	6,734,155
Tokio Marine Holdings, Inc.	525,500	15,006,933
Tokuyama Corp. (c)	195,000	1,119,961
Tokyo Electric Power Co.	887,818	23,902,608
Tokyo Electron Ltd.	127,018	6,904,146
Tokyo Gas Co., Ltd.	1,724,395	7,078,928
Tokyo Steel Manufacturing Co. Ltd.	82,400	930,101
Tokyo Tatemono Co. Ltd. (c)	228,000	749,282
Tokyu Corp.	848,954	3,719,845
Tokyu Land Corp.	331,000	1,170,187
TonenGeneral Sekiyu KK	208,856	1,817,336
Toppan Printing Co. Ltd.	401,013	3,233,226
Toray Industries, Inc.	986,883	5,217,014
Toshiba Corp.	2,920,880	15,391,204
Tosoh Corp.	373,816	892,145
Toto Ltd. (c)	181,185	970,127
Toyo Seikan Kaisha Ltd.	104,200	1,554,473
Toyo Suisan Kaisha Ltd.	65,000	1,767,369
Toyoda Gosei Co. Ltd.	50,500	1,379,260
Toyota Boshoku Corp.	50,500	989,167
Toyota Industries Corp.	133,386	3,637,591
Toyota Motor Corp.	2,138,051	84,119,042
Toyota Tsusho Corp.	148,700	1,978,309
Trend Micro, Inc.	74,500	2,657,307
Tsumura & Co.	46,400	1,539,744
Ube Industries Ltd.	700,605	1,725,103
Uni-Charm Corp.	30,660	3,121,450
UNY Co. Ltd.	132,100	948,945
Ushio, Inc.	81,300	1,367,237
USS Co. Ltd.	17,820	1,103,260
West Japan Railway Co.	1,268	4,703,732
Yahoo! Japan Corp.	10,185	3,028,175
Common Stocks - continued
	Shares	Value
Japan - continued
Yakult Honsha Co. Ltd.	68,866	$ 2,144,355
Yamada Denki Co. Ltd.	61,535	3,673,381
Yamaguchi Financial Group, Inc. (c)	155,000	1,619,088
Yamaha Corp.	120,343	1,217,425
Yamaha Motor Co. Ltd.	156,300	1,821,104
Yamato Holdings Co. Ltd.	295,932	4,076,006
Yamato Kogyo Co. Ltd.	32,100	998,640
Yamazaki Baking Co. Ltd.	103,000	1,269,777
Yaskawa Electric Corp.	166,000	1,239,795
Yokogawa Electric Corp.	162,800	1,152,789
TOTAL JAPAN		1,503,963,410
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	624,903	24,347,052
Millicom International Cellular SA unit (a)	56,096	4,159,431
SES SA FDR (France) unit	210,327	4,473,094
Tenaris SA	350,227	6,909,417
TOTAL LUXEMBOURG		39,888,994
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	87
Mauritius - 0.0%
Golden Agri-Resources Ltd. (a)	4,628,680	1,538,434
Netherlands - 2.7%
Aegon NV (a)	1,142,266	8,209,696
Akzo Nobel NV	168,976	10,713,775
ASML Holding NV (Netherlands)	309,327	9,543,295
Corio NV	40,256	2,743,992
European Aeronautic Defence and Space Co. EADS NV (c)	300,944	5,383,642
Fugro NV (Certificaten Van Aandelen) unit	49,237	2,790,647
Heineken Holding NV (A Shares)	82,094	3,382,759
Heineken NV (Bearer)	180,092	8,468,619
ING Groep NV:
rights 12/15/09 (a)	1,407,165	3,485,984
(Certificaten Van Aandelen) unit (a)(c)	1,436,080	13,642,761
James Hardie Industries NV unit (a)	314,926	2,330,219
Koninklijke Ahold NV	864,358	11,652,471
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	43,572	1,731,314
Koninklijke KPN NV	1,228,183	21,796,009
Koninklijke Philips Electronics NV	707,239	19,360,027
QIAGEN NV (a)(c)	165,126	3,651,864
Randstad Holdings NV (a)	75,604	3,298,654
Reed Elsevier NV	536,520	6,243,672
Royal DSM NV	113,510	5,583,087
SBM Offshore NV	122,108	2,304,495
STMicroelectronics NV	501,900	4,057,834
TNT NV	271,776	7,883,420
Unilever NV (Certificaten Van Aandelen) unit	1,192,389	36,530,110

	Shares	Value
Vopak NV	21,389	$ 1,676,964
Wolters Kluwer NV (Certificaten Van Aandelen)	208,011	4,528,462
TOTAL NETHERLANDS		200,993,772
New Zealand - 0.1%
Auckland International Airport Ltd.	774,273	1,031,362
Contact Energy Ltd.	200,787	842,631
Fletcher Building Ltd.	437,202	2,454,721
Sky City Entertainment Group Ltd.	416,300	1,019,616
Telecom Corp. of New Zealand Ltd.	1,346,223	2,357,133
TOTAL NEW ZEALAND		7,705,463
Norway - 0.7%
DnB NOR ASA (a)(c)	549,059	6,171,539
DnB NOR ASA rights 12/10/09 (a)(c)	117,790	332,034
Norsk Hydro ASA (a)	493,330	3,476,573
Orkla ASA (A Shares)	586,145	5,390,504
Renewable Energy Corp. AS (a)(c)	243,074	1,542,538
StatoilHydro ASA	831,881	20,371,818
Telenor ASA (a)	608,808	8,285,765
Yara International ASA	137,217	5,881,713
TOTAL NORWAY		51,452,484
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	1,598,436	2,116,705
Banco Espirito Santo SA (Reg.)	368,723	2,579,779
Brisa Auto-Estradas de Portugal SA	182,312	1,825,734
Cimpor-Cimentos de Portugal SGPS SA	177,684	1,352,548
Energias de Portugal SA	1,293,759	5,932,242
Galp Energia SGPS SA Class B	117,823	2,125,447
Jeronimo Martins SGPS SA	156,412	1,533,485
Portugal Telecom SGPS SA (Reg.)	433,408	5,238,937
TOTAL PORTUGAL		22,704,877
Singapore - 1.3%
Ascendas Real Estate Investment Trust (A-REIT)	1,045,183	1,465,069
CapitaLand Ltd.	1,821,437	5,303,751
CapitaMall Trust	1,497,200	1,860,682
City Developments Ltd.	359,000	2,593,931
ComfortDelgro Corp. Ltd.	1,139,784	1,218,844
Cosco Corp. Singapore Ltd.	732,000	565,925
DBS Group Holdings Ltd.	1,225,281	12,677,763
Fraser & Neave Ltd.	664,150	1,909,911
Jardine Cycle & Carriage Ltd.	85,267	1,495,869
Keppel Corp. Ltd.	909,000	5,320,014
Neptune Orient Lines Ltd.	946,750	1,032,943
Olam International Ltd.	941,800	1,789,692
Oversea-Chinese Banking Corp. Ltd.	1,880,933	11,388,886
SembCorp Industries Ltd.	701,130	1,874,408
SembCorp Marine Ltd.	581,800	1,471,315
Singapore Airlines Ltd.	386,425	3,713,477
Singapore Exchange Ltd.	599,000	3,401,835
Singapore Press Holdings Ltd.	1,178,021	3,174,869
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Technologies Engineering Ltd.	1,076,161	$ 2,356,046
Singapore Telecommunications Ltd.	5,783,827	12,244,663
StarHub Ltd.	470,000	658,815
United Overseas Bank Ltd.	890,846	12,126,834
UOL Group Ltd.	414,984	1,085,435
Wilmar International Ltd.	895,000	4,074,061
Yangzijiang Shipbuilding Holdings Ltd.	1,200,000	1,066,474
TOTAL SINGAPORE		95,871,512
Spain - 4.7%
Abertis Infraestructuras SA	204,475	4,658,706
Acerinox SA (c)	115,061	2,382,258
Actividades de Construccion y Servicios SA (ACS)	103,168	5,134,817
Banco Bilbao Vizcaya Argentaria SA	2,602,684	49,232,442
Banco de Sabadell SA	674,211	4,291,984
Banco de Valencia SA (c)	137,349	1,123,876
Banco Popular Espanol SA (Reg.) (c)	639,595	5,416,024
Banco Santander SA	5,955,965	102,518,529
Bankinter SA	208,727	2,235,986
Cintra Concesiones de Infrastructuras de Transporte SA	143,451	1,552,871
Criteria CaixaCorp, SA	643,522	3,285,025
EDP Renovaveis SA (a)	153,742	1,510,309
Enagas SA	130,089	2,815,475
Fomento Construcciones y Contratas SA (FOCSA)	29,273	1,247,754
Gamesa Corporacion Tecnologica, SA	126,115	2,404,733
Gas Natural SDG SA Series E	159,860	3,315,791
Gestevision Telecinco SA	85,744	955,221
Grifols SA	89,037	1,489,197
Grupo Acciona SA	17,911	2,299,230
Grupo Ferrovial SA	40,198	1,749,642
Iberdrola Renovables SA	640,766	3,068,927
Iberdrola SA	2,692,324	25,547,053
Iberia Lineas Aereas de Espana SA (a)	328,716	957,456
Inditex SA	159,845	10,182,830
Indra Sistemas SA	70,970	1,685,690
Mapfre SA:
rights 12/1/09 (a)	504,475	7,574
(Reg.)	554,004	2,445,438
Red Electrica Corporacion SA	81,138	4,434,270
Repsol YPF SA	538,483	14,819,865
Telefonica SA	3,092,237	88,884,452
Vallehermoso SA (c)	64,207	885,920
Zardoya Otis SA (c)	88,812	1,861,459
TOTAL SPAIN		354,400,804
Sweden - 2.5%
Alfa Laval AB	242,168	3,228,328
Assa Abloy AB (B Shares)	231,119	4,246,159

	Shares	Value
Atlas Copco AB:
(A Shares)	491,350	$ 6,962,407
(B Shares)	280,743	3,533,194
Electrolux AB (B Shares) (a)	178,664	4,371,471
Getinge AB (B Shares) (c)	143,299	2,912,222
H&M Hennes & Mauritz AB (B Shares)	372,758	22,042,040
Holmen AB (B Shares) (c)	40,816	1,003,936
Husqvarna AB (B Shares) (a)	306,090	2,133,521
Investor AB (B Shares)	334,362	6,099,799
Lundin Petroleum AB (a)	177,150	1,473,603
Nordea Bank AB	2,352,979	24,398,764
Sandvik AB	732,942	8,635,523
Scania AB (B Shares)	239,113	3,292,198
Securitas AB (B Shares) (c)	230,181	2,173,886
Skandinaviska Enskilda Banken AB (A Shares) (a)	1,113,201	7,224,431
Skanska AB (B Shares)	294,729	4,970,976
SKF AB (B Shares)	285,867	4,735,409
SSAB Svenskt Stal AB:
(A Shares)	125,888	2,025,763
(B Shares)	63,098	921,244
Svenska Cellulosa AB (SCA) (B Shares)	419,208	5,771,813
Svenska Handelsbanken AB (A Shares)	356,952	10,233,733
Swedbank AB (A Shares)	443,329	4,234,595
Swedish Match Co.	179,122	3,853,467
TELE2 AB (B Shares)	222,758	3,412,055
Telefonaktiebolaget LM Ericsson (B Shares)	2,157,472	20,947,652
TeliaSonera AB	1,633,177	11,594,444
Volvo AB:
(A Shares)	307,160	2,922,921
(B Shares)	780,996	7,420,722
TOTAL SWEDEN		186,776,276
Switzerland - 7.5%
ABB Ltd. (Reg.)	1,625,832	29,778,329
Actelion Ltd. (Reg.) (a)	75,938	4,467,386
Adecco SA (Reg.)	92,654	4,620,710
ARYZTA AG	61,030	2,308,521
Baloise Holdings AG (Reg.)	37,395	3,117,491
BKW FMB Energie AG	9,979	795,658
Compagnie Financiere Richemont SA Series A	385,191	12,453,717
Credit Suisse Group (Reg.)	820,626	42,779,097
Geberit AG (Reg.)	30,958	5,337,374
Givaudan SA	5,791	4,582,764
Holcim Ltd. (Reg.)	180,443	12,986,292
Julius Baer Group Ltd.	150,463	4,965,009
Julius Baer Holding Ltd.	165,615	1,971,686
Kuehne & Nagel International AG	40,159	3,877,586
Lindt & Spruengli AG	80	2,222,178
Lindt & Spruengli AG (participation certificate)	710	1,631,177
Logitech International SA (Reg.) (a)	138,447	2,292,600
Common Stocks - continued
	Shares	Value
Switzerland - continued
Lonza Group AG	33,166	$ 2,566,849
Nestle SA (Reg.)	2,543,250	120,200,587
Nobel Biocare Holding AG (Switzerland)	94,867	2,818,813
Novartis AG (Reg.)	1,545,500	85,854,785
Pargesa Holding SA	21,151	1,753,811
Roche Holding AG (participation certificate)	514,622	84,165,234
Schindler Holding AG:
(participation certificate)	40,295	3,038,370
(Reg.)	16,000	1,191,320
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,102	5,259,184
Sonova Holding AG	36,761	4,365,506
Straumann Holding AG	6,271	1,536,851
Swiss Life Holding AG	22,224	2,729,884
Swiss Reinsurance Co. (Reg.)	253,969	12,076,547
Swisscom AG (Reg.)	17,734	6,893,417
Syngenta AG (Switzerland)	69,753	18,579,199
The Swatch Group AG:
(Bearer)	22,694	5,713,033
(Reg.)	33,374	1,594,617
UBS AG (For. Reg.) (a)	2,595,545	40,559,045
Zurich Financial Services AG (Reg.)	108,402	23,350,779
TOTAL SWITZERLAND		564,435,406
United Kingdom - 20.3%
3i Group PLC	695,033	3,083,559
Admiral Group PLC	126,217	2,202,922
AMEC PLC	234,961	3,066,964
Anglo American PLC (United Kingdom) (a)	956,335	40,949,643
Antofagasta PLC	283,634	4,201,534
Associated British Foods PLC	255,094	3,380,117
AstraZeneca PLC (United Kingdom)	1,051,126	47,121,695
Autonomy Corp. PLC (a)	157,326	3,687,918
Aviva PLC	1,988,025	12,113,195
BAE Systems PLC	2,558,956	13,811,312
Balfour Beatty PLC	493,165	2,072,760
Barclays PLC	8,318,415	40,649,613
BG Group PLC	2,446,026	44,381,552
BHP Billiton PLC	1,601,176	48,925,333
BP PLC	13,658,863	129,685,219
British Airways PLC (a)(c)	380,237	1,221,582
British American Tobacco PLC (United Kingdom)	1,452,070	44,211,965
British Land Co. PLC	621,332	4,552,394
British Sky Broadcasting Group PLC	815,105	7,099,789
BT Group PLC	5,586,864	12,915,859
Bunzl PLC	229,889	2,359,765
Burberry Group PLC	302,263	2,834,169
Cable & Wireless PLC	1,809,091	4,222,880
Cadbury PLC	994,271	13,182,741
Cairn Energy PLC (a)	100,995	5,117,013

	Shares	Value
Capita Group PLC	438,019	$ 5,130,254
Carnival PLC	113,561	3,818,823
Carphone Warehouse Group PLC	267,863	840,731
Centrica PLC	3,687,357	15,443,278
Cobham PLC	782,158	2,876,949
Compass Group PLC	1,333,906	9,452,938
Diageo PLC	1,812,744	30,606,123
Drax Group PLC	253,310	1,710,116
Eurasian Natural Resources Corp. PLC	201,626	2,857,378
FirstGroup PLC	338,436	2,178,474
Fresnillo PLC	131,110	1,818,148
G4S PLC (United Kingdom)	846,246	3,396,662
GlaxoSmithKline PLC	3,768,715	78,023,093
Hammerson PLC	496,495	3,272,654
Home Retail Group PLC	633,462	3,065,696
HSBC Holdings PLC (United Kingdom) (Reg.)	12,636,536	148,009,723
Icap PLC	378,974	2,695,011
Imperial Tobacco Group PLC	735,839	21,400,847
Inmarsat PLC	301,960	3,156,682
InterContinental Hotel Group PLC	186,245	2,578,129
International Power PLC	1,108,047	5,047,160
Invensys PLC	563,572	2,595,813
Investec PLC	299,610	2,118,798
J Sainsbury PLC	841,781	4,457,445
Johnson Matthey PLC	150,798	3,676,289
Kazakhmys PLC	149,958	3,041,576
Kingfisher PLC	1,732,849	6,761,473
Land Securities Group PLC	556,586	6,029,120
Legal & General Group PLC	4,328,124	5,507,137
Liberty International PLC	353,330	2,705,616
Lloyds TSB Group PLC	12,263,794	11,125,929
Lloyds TSB Group PLC rights 12/11/09 (a)	15,559,322	4,543,127
London Stock Exchange Group PLC (c)	104,341	1,291,598
Lonmin PLC (a)	109,042	3,183,890
Man Group PLC	1,252,190	6,558,570
Marks & Spencer Group PLC	1,142,591	7,253,230
National Grid PLC	1,770,147	19,233,045
Next PLC	142,635	4,636,379
Old Mutual PLC	3,826,919	7,145,145
Pearson PLC	584,422	7,969,792
Prudential PLC	1,831,968	18,849,989
Reckitt Benckiser Group PLC	437,441	22,307,304
Reed Elsevier PLC	890,004	6,655,601
Rexam PLC	591,253	2,698,023
Rio Tinto PLC (Reg.)	998,215	50,837,588
Rolls-Royce Group PLC	1,351,862	10,551,993
Royal & Sun Alliance Insurance Group PLC	2,458,680	4,724,009
Royal Bank of Scotland Group PLC (a)	12,371,175	6,752,323
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,572,021	76,178,696
Class B	1,975,506	56,686,494
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SABMiller PLC	685,158	$ 19,949,403
Sage Group PLC	943,210	3,309,521
Schroders PLC	87,039	1,645,128
Scottish & Southern Energy PLC	658,811	12,105,421
Segro PLC	528,716	2,830,997
Serco Group PLC	315,058	2,682,049
Severn Trent PLC	167,855	2,899,275
Smith & Nephew PLC	643,032	6,122,855
Smiths Group PLC	275,452	4,322,751
Standard Chartered PLC (United Kingdom)	1,463,938	35,737,361
Standard Life PLC	1,603,551	5,489,348
Tesco PLC	5,756,580	40,056,298
Thomas Cook Group PLC	588,888	2,053,688
Tomkins PLC	648,903	1,834,939
TUI Travel PLC	422,347	1,708,417
Tullow Oil PLC	583,623	11,847,138
Unilever PLC	931,816	27,407,343
United Utilities Group PLC	488,030	3,826,992
Vedanta Resources PLC	97,254	3,686,004
Vodafone Group PLC	38,259,631	86,305,635
Whitbread PLC	120,996	2,553,663
Wm Morrison Supermarkets PLC	1,506,857	6,824,081
Wolseley PLC (a)	212,199	4,049,181
Xstrata PLC (a)	1,384,576	24,347,838
TOTAL UNITED KINGDOM		1,524,101,680
United States of America - 0.1%
Synthes, Inc.	45,363	5,965,013
TOTAL COMMON STOCKS (Cost $7,950,283,393)		7,265,646,871
Nonconvertible Preferred Stocks - 0.5%

France - 0.1%
L'Air Liquide SA	74,736	8,684,948
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	36,041	1,187,216
Fresenius SE (non-vtg.)	58,106	3,878,706
Henkel AG & Co. KGaA	130,474	6,572,232
Porsche Automobil Holding SE	62,120	4,322,924
RWE AG (non-vtg.)	28,155	2,374,414
Volkswagen AG (c)	74,956	6,358,450
TOTAL GERMANY		24,693,942
Italy - 0.1%
Intesa Sanpaolo SpA	652,378	2,132,818
Telecom Italia SpA (Risparmio Shares)	4,293,983	4,857,804
TOTAL ITALY		6,990,622

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a)	75,173,340	$ 123,660
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $43,086,843)		40,493,172
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.47% 12/17/09 to 9/23/10 (d) (Cost $12,283,411)	$ 12,300,000	12,291,322
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	132,995,561	132,995,561
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	192,148,302	192,148,302
TOTAL MONEY MARKET FUNDS (Cost $325,143,863)		325,143,863
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $8,330,797,510)	7,643,575,228
NET OTHER ASSETS - (2.0)%	(149,586,052)
NET ASSETS - 100%	$ 7,493,989,176
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
89 CAC 40 10 Euro Index Contracts (France)	Dec. 2009	$ 4,910,036	$ (201,459)
26 EUREX DAX Index Contracts (Germany)	Dec. 2009	5,500,717	9,153
922 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Dec. 2009	38,760,143	(181,873)
563 FTSE 100 Index Contracts (United Kingdom)	Dec. 2009	48,126,605	660,417
16 FTSE MIB Index Futures Contracts (Italy)	Dec. 2009	2,636,699	(106,681)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
53 Hang Seng Index Contracts (Hong Kong)	Dec. 2009	$ 7,436,557	$ (281,017)
12 IBEX 35 Index Contracts (Spain)	Dec. 2009	2,103,101	(62,418)
431 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2009	5,802,815	(197,507)
137 SFE SPI 200 Index Contracts (Australia)	Dec. 2009	14,725,603	51,520
59 SGX MSCI Singapore (SiMSCI) Index Contracts (Singapore)	Dec. 2009	2,803,353	(60,396)
402 TOPIX 150 Index Contracts (Japan)	Dec. 2009	39,058,470	(2,634,712)
TOTAL EQUITY INDEX CONTRACTS		$ 171,864,099	$ (3,004,973)
The face value of futures purchased as a percentage of net assets - 2.3%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
15,860,000 AUD	Dec. 2009	$ 14,510,999	405,532
36,400,000 EUR	Dec. 2009	54,649,615	1,190,496
29,600,000 GBP	Dec. 2009	48,689,288	82,273
3,270,000,000 JPY	Dec. 2009	37,824,679	1,935,763
41,700,000 SEK	Dec. 2009	5,980,811	(3,324)
		$ 161,655,392	$ 3,610,740

(Payable Amount $158,044,652)

The value of contracts to buy as a percentage of net assets - 2.2%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,891,605.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 374,964
Fidelity Securities Lending Cash Central Fund	1,855,028
Total	$ 2,229,992
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,524,225,340	$ 761,823,312	$ 762,402,028	$ -
Japan	1,503,963,410	-	1,503,963,410	-
France	768,082,760	543,697,424	224,385,336	-
Australia	615,162,221	522,898,178	92,264,043	-
Germany	592,186,067	362,573,892	229,612,175	-
Switzerland	564,435,406	374,370,680	190,064,726	-
Spain	354,400,804	98,945,516	255,455,288	-
Italy	248,909,710	187,715,778	61,193,932	-
Netherlands	200,993,772	154,389,855	46,603,917	-
Belgium	73,564,568	67,883,220	5,681,329	19
Malta	87	-	-	87
Other	860,215,898	772,945,800	87,270,098	-
Government Obligations	12,291,322	-	12,291,322	-
Money Market Funds	325,143,863	325,143,863	-	-
Total Investments in Securities:	$ 7,643,575,228	$ 4,172,387,518	$ 3,471,187,604	$ 106
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 3,614,064	$ -	$ 3,614,064	$ -
Futures Contracts	721,090	721,090	-	-
Total Assets	$ 4,335,154	$ 721,090	$ 3,614,064	$ -
Liabilities
Forward Foreign Currency Contracts	$ (3,324)	$ -	$ (3,324)	$ -
Futures Contracts	(3,726,063)	(3,726,063)	-	-
Total Liabilities	$ (3,729,387)	$ (3,726,063)	$ (3,324)	$ -
Total Derivative Instruments:	$ 605,767	$ (3,004,973)	$ 3,610,740	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 486,205
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,513,245
Cost of Purchases	439,298
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(2,438,642)
Ending Balance	$ 106
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 88

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $8,352,162,948. Net unrealized depreciation aggregated $708,587,720, of which $930,663,738 related to appreciated investment securities and $1,639,251,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Total Market Index Fund -
Total Market Index
Class F

November 30, 2009

1.810711.105

STI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (c)	57,438	$ 358,988
Amerigon, Inc. (a)(c)	19,084	126,527
ArvinMeritor, Inc. (c)	68,436	555,016
BorgWarner, Inc.	81,589	2,464,804
Cooper Tire & Rubber Co.	46,836	839,301
Dana Holding Corp. (a)	68,947	501,934
Drew Industries, Inc. (a)(c)	13,018	251,898
Exide Technologies (a)(c)	67,099	503,243
Federal-Mogul Corp. Class A (a)	14,970	202,095
Fuel Systems Solutions, Inc. (a)(c)	16,436	792,873
Gentex Corp.	102,002	1,695,273
Johnson Controls, Inc.	443,159	11,987,451
Modine Manufacturing Co.	18,795	199,791
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	18,321	22,901
Spartan Motors, Inc.	9,796	50,743
Standard Motor Products, Inc.	5,058	45,471
Stoneridge, Inc. (a)	3,821	26,709
Strattec Security Corp.	781	11,965
Superior Industries International, Inc. (c)	31,677	453,615
Tenneco, Inc. (a)	40,482	583,750
The Goodyear Tire & Rubber Co. (a)	175,000	2,399,250
TRW Automotive Holdings Corp. (a)(c)	51,239	1,114,961
WABCO Holdings, Inc.	58,594	1,384,576
		26,573,135
Automobiles - 0.3%
Ford Motor Co. (a)(c)	2,416,386	21,481,672
Harley-Davidson, Inc. (c)	165,779	4,830,800
Thor Industries, Inc. (c)	29,832	848,720
Winnebago Industries, Inc. (a)(c)	26,601	288,621
		27,449,813
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	30,807
Core-Mark Holding Co., Inc. (a)(c)	4,000	120,320
Genuine Parts Co.	108,543	3,889,096
LKQ Corp. (a)(c)	109,133	1,902,188
		5,942,411
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)(c)	19,746	632,464
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	92,617	5,285,652
Bridgepoint Education, Inc.	9,730	155,388
Brinks Home Security Holdings, Inc. (a)	29,000	948,880
Capella Education Co. (a)(c)	15,227	1,085,381
Career Education Corp. (a)(c)	52,139	1,357,178
Coinstar, Inc. (a)(c)	25,148	673,715
Corinthian Colleges, Inc. (a)(c)	57,826	856,981
CPI Corp.	2,388	28,298
DeVry, Inc.	44,000	2,390,080

	Shares	Value
Education Management Corp.	15,196	$ 321,851
Grand Canyon Education, Inc.	11,221	215,107
H&R Block, Inc. (c)	240,254	4,877,156
Hillenbrand, Inc.	45,573	833,986
ITT Educational Services, Inc. (a)(c)	27,550	2,506,499
Jackson Hewitt Tax Service, Inc. (c)	41,725	172,742
K12, Inc. (a)(c)	21,701	388,882
Learning Tree International, Inc. (a)	3,821	42,069
Lincoln Educational Services Corp. (a)	11,529	255,021
Matthews International Corp. Class A	24,562	850,828
Nobel Learning Communities, Inc. (a)	1,000	7,800
Pre-Paid Legal Services, Inc. (c)	5,993	228,213
Princeton Review, Inc. (a)(c)	17,342	67,287
Regis Corp.	40,300	631,098
Service Corp. International (c)	165,000	1,273,800
Sotheby's Class A (ltd. vtg.)	71,779	1,361,648
Spectrum Group International, Inc. (a)	1,908	4,656
Steiner Leisure Ltd. (a)(c)	12,388	489,945
Stewart Enterprises, Inc. Class A (c)	64,820	303,358
StoneMor Partners LP	6,000	106,860
Strayer Education, Inc. (c)	10,147	2,004,033
Universal Technical Institute, Inc. (a)	34,066	643,507
Weight Watchers International, Inc. (c)	18,946	524,425
		31,524,788
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	14,058	110,074
Ambassadors Group, Inc.	12,856	151,444
Ameristar Casinos, Inc.	11,703	203,398
Bally Technologies, Inc. (a)(c)	40,848	1,696,417
BJ's Restaurants, Inc. (a)(c)	25,297	431,820
Bluegreen Corp. (a)	13,016	30,197
Bob Evans Farms, Inc.	30,971	782,327
Boyd Gaming Corp. (a)(c)	57,914	473,157
Brinker International, Inc.	77,715	1,072,467
Buffalo Wild Wings, Inc. (a)(c)	16,070	641,836
Burger King Holdings, Inc.	45,986	781,762
California Pizza Kitchen, Inc. (a)(c)	45,324	569,269
Carnival Corp. unit	302,624	9,693,047
CEC Entertainment, Inc. (a)(c)	25,244	736,115
Cedar Fair LP (depository unit)	21,467	177,103
Chipotle Mexican Grill, Inc. Class A (a)	24,992	2,085,582
Choice Hotels International, Inc. (c)	20,476	641,923
Churchill Downs, Inc. (c)	8,627	298,494
CKE Restaurants, Inc. (c)	30,748	259,513
Cracker Barrel Old Country Store, Inc. (c)	21,638	812,723
Darden Restaurants, Inc. (c)	86,350	2,713,981
Denny's Corp. (a)(c)	50,513	115,675
DineEquity, Inc. (c)	14,923	318,009
Domino's Pizza, Inc. (a)(c)	30,462	239,736
Dover Downs Gaming & Entertainment, Inc.	1,755	8,003
Dover Motorsports, Inc.	11,625	21,390
Empire Resorts, Inc. (a)(c)	15,456	42,504
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co. (a)(c)	24,853	$ 437,413
Great Wolf Resorts, Inc. (a)	13,290	32,295
Hyatt Hotels Corp. Class A	28,544	820,640
Icahn Enterprises LP	4,340	180,067
International Game Technology	233,653	4,413,705
International Speedway Corp. Class A (c)	19,173	517,096
Interval Leisure Group, Inc. (a)	24,847	284,250
Isle of Capri Casinos, Inc. (a)(c)	7,404	56,048
Jack in the Box, Inc. (a)(c)	30,018	560,436
Jamba, Inc. (a)(c)	40,851	75,574
Krispy Kreme Doughnuts, Inc. (a)	54,837	176,575
Landry's Restaurants, Inc. (a)	4,778	101,580
Las Vegas Sands Corp. (a)(c)	322,027	4,933,454
Life Time Fitness, Inc. (a)(c)	26,788	605,409
Lodgian, Inc. (a)	4,642	5,895
Luby's, Inc. (a)	17,000	60,350
Marcus Corp.	23,391	289,814
Marriott International, Inc. Class A (c)	235,801	6,064,802
McCormick & Schmick's Seafood Restaurants (a)	16,005	99,071
McDonald's Corp.	818,008	51,739,006
MGM Mirage, Inc. (a)(c)	172,383	1,822,088
Monarch Casino & Resort, Inc. (a)	5,587	41,791
Morgans Hotel Group Co. (a)	24,428	89,895
MTR Gaming Group, Inc. (a)	6,687	10,097
Multimedia Games, Inc. (a)(c)	5,149	28,268
O'Charleys, Inc. (a)	4,598	29,519
Orient Express Hotels Ltd. Class A (c)	61,088	510,696
P.F. Chang's China Bistro, Inc. (a)(c)	21,787	710,692
Panera Bread Co. Class A (a)	19,435	1,223,628
Papa John's International, Inc. (a)	24,389	539,485
Peet's Coffee & Tea, Inc. (a)(c)	21,058	685,648
Penn National Gaming, Inc. (a)	58,555	1,568,688
Pinnacle Entertainment, Inc. (a)(c)	115,133	1,216,956
Premier Exhibitions, Inc. (a)	1,600	1,888
Red Robin Gourmet Burgers, Inc. (a)(c)	24,590	383,850
Royal Caribbean Cruises Ltd. (a)(c)	104,458	2,566,533
Rubio's Restaurants, Inc. (a)	5,755	42,184
Ruby Tuesday, Inc. (a)(c)	49,861	315,620
Ruth's Hospitality Group, Inc. (a)	25,925	56,257
Scientific Games Corp. Class A (a)(c)	46,137	652,839
Shuffle Master, Inc. (a)	37,346	305,117
Sonic Corp. (a)(c)	71,268	687,024
Speedway Motorsports, Inc.	7,046	112,525
Starbucks Corp. (a)(c)	528,701	11,578,552
Starwood Hotels & Resorts Worldwide, Inc. (c)	121,330	3,884,987
Texas Roadhouse, Inc. Class A (a)(c)	91,170	937,228
The Cheesecake Factory, Inc. (a)(c)	34,919	657,525
The Steak n Shake Co. (a)(c)	14,127	162,178

	Shares	Value
Town Sports International Holdings, Inc. (a)	15,248	$ 33,546
Vail Resorts, Inc. (a)(c)	15,616	605,745
Wendy's/Arby's Group, Inc.	291,585	1,195,499
WMS Industries, Inc. (a)(c)	34,550	1,343,304
Wyndham Worldwide Corp.	132,716	2,464,536
Wynn Resorts Ltd. (c)	55,367	3,573,386
Yum! Brands, Inc. (c)	329,840	11,633,457
		148,232,677
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	692
American Greetings Corp. Class A (c)	35,079	726,135
Bassett Furniture Industries, Inc.	2,149	8,532
Beazer Homes USA, Inc. (a)(c)	53,752	231,134
Black & Decker Corp.	41,673	2,529,134
Blyth, Inc.	10,795	351,161
Brookfield Homes Corp. (a)(c)	6,161	36,042
Cavco Industries, Inc. (a)(c)	10,167	362,860
Cobra Electronics Corp. (a)	1,200	1,632
CSS Industries, Inc.	12,000	222,600
D.R. Horton, Inc.	199,396	2,049,791
Dixie Group, Inc. (a)	3,463	9,350
Ethan Allen Interiors, Inc. (c)	19,914	231,202
Flexsteel Industries, Inc.	2,030	16,849
Fortune Brands, Inc.	106,097	4,075,186
Furniture Brands International, Inc. (a)	30,000	125,400
Garmin Ltd. (c)	98,508	2,943,419
Harman International Industries, Inc. (c)	49,623	1,866,321
Helen of Troy Ltd. (a)(c)	41,487	852,558
Hooker Furniture Corp.	15,000	183,000
Hovnanian Enterprises, Inc. Class A (a)(c)	81,239	319,269
iRobot Corp. (a)(c)	25,165	354,827
Jarden Corp. (c)	66,000	1,811,700
KB Home (c)	66,279	898,080
Kid Brands, Inc. (a)	3,505	15,247
Koss Corp.	1,552	18,003
La-Z-Boy, Inc. (c)	24,674	235,637
Leggett & Platt, Inc.	120,000	2,335,200
Lennar Corp. Class A (c)	115,000	1,457,050
Lifetime Brands, Inc. (c)	300	1,860
M.D.C. Holdings, Inc.	26,000	771,940
M/I Homes, Inc. (a)(c)	28,931	317,084
Meritage Homes Corp. (a)	34,176	609,358
Mohawk Industries, Inc. (a)(c)	39,500	1,622,660
National Presto Industries, Inc. (c)	4,905	456,999
Newell Rubbermaid, Inc.	205,860	2,987,029
NVR, Inc. (a)(c)	4,079	2,745,779
Orleans Homebuilders, Inc. (a)(c)	3,981	7,086
Palm Harbor Homes, Inc. (a)	5,872	11,450
Pulte Homes, Inc.	238,598	2,180,786
Ryland Group, Inc. (c)	37,577	688,035
Sealy Corp., Inc. (a)	21,635	57,982
Skyline Corp.	6,539	107,697
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. (a)	114,480	$ 365,191
Stanley Furniture Co., Inc. (c)	5,015	37,261
Tempur-Pedic International, Inc. (a)(c)	44,615	961,453
Toll Brothers, Inc. (a)(c)	90,079	1,755,640
Tupperware Brands Corp.	45,380	2,112,439
Universal Electronics, Inc. (a)	16,673	358,636
Whirlpool Corp. (c)	53,000	3,930,480
		46,354,856
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	63,074
Amazon.com, Inc. (a)	231,199	31,422,256
Blue Nile, Inc. (a)(c)	13,187	737,021
dELiA*s, Inc. (a)	3,463	5,714
Drugstore.com, Inc. (a)	8,721	25,989
Expedia, Inc. (a)(c)	157,856	4,022,171
Gaiam, Inc. Class A (a)(c)	14,668	103,996
Hollywood Media Corp. (a)	1,200	1,320
HSN, Inc. (a)	32,537	583,063
Liberty Media Corp. Interactive Series A (a)	435,000	4,628,400
NetFlix, Inc. (a)(c)	33,534	1,966,098
NutriSystem, Inc. (c)	31,318	773,555
Orbitz Worldwide, Inc. (a)	15,000	88,800
Overstock.com, Inc. (a)(c)	16,829	246,040
PetMed Express, Inc. (c)	40,524	665,404
Priceline.com, Inc. (a)(c)	32,000	6,851,840
Shutterfly, Inc. (a)(c)	24,946	357,726
Stamps.com, Inc. (a)	4,851	43,222
Ticketmaster Entertainment, Inc. (a)	29,504	310,677
ValueVision Media, Inc. Class A (a)	21,687	76,555
Vitacost.com, Inc.	8,309	66,472
		53,039,393
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	5,971	40,304
Brunswick Corp. (c)	79,627	799,455
Callaway Golf Co.	72,163	517,409
Eastman Kodak Co. (c)	239,847	971,380
Hasbro, Inc. (c)	87,355	2,590,076
JAKKS Pacific, Inc. (a)(c)	21,157	255,153
Johnson Outdoors, Inc. Class A	2,747	26,179
Leapfrog Enterprises, Inc. Class A (a)(c)	25,168	75,504
Marine Products Corp.	13,658	64,329
Mattel, Inc.	272,000	5,293,120
Meade Instruments Corp. (a)	130	358
Nautilus, Inc. (a)	6,001	11,582
Polaris Industries, Inc. (c)	28,245	1,232,329
Pool Corp.	47,772	862,762
RC2 Corp. (a)	10,486	143,658
Smith & Wesson Holding Corp. (a)(c)	23,199	114,603

	Shares	Value
Steinway Musical Instruments, Inc. (a)	5,374	$ 76,848
Sturm Ruger & Co., Inc. (c)	42,290	455,040
		13,530,089
Media - 2.7%
4Kids Entertainment, Inc. (a)	12,821	17,693
A.H. Belo Corp. Class A	8,701	39,155
Alloy, Inc. (a)	1,732	13,856
Arbitron, Inc.	22,064	475,038
Ascent Media Corp. (a)	17,787	407,322
Ballantyne of Omaha, Inc. (a)	100	319
Belo Corp. Series A	43,507	204,918
Cablevision Systems Corp. - NY Group Class A	169,173	4,232,708
Carmike Cinemas, Inc. (a)	16,306	99,304
CBS Corp. Class B	448,774	5,748,795
Cinemark Holdings, Inc.	31,385	397,020
CKX, Inc. (a)(c)	23,871	130,336
Clear Channel Outdoor Holding, Inc. Class A (a)(c)	51,451	469,748
Comcast Corp. Class A	2,113,626	31,006,893
Crown Media Holdings, Inc. Class A (a)(c)	9,666	14,886
Cumulus Media, Inc. Class A (a)(c)	44,350	99,788
DIRECTV (a)(c)	709,462	22,440,283
Discovery Communications, Inc. (a)	206,000	6,581,700
DISH Network Corp. Class A	145,479	3,012,870
Dolan Media Co. (a)(c)	10,000	117,500
DreamWorks Animation SKG, Inc. Class A (a)	50,000	1,673,500
E.W. Scripps Co. Class A (a)	13,637	85,913
EDCI Holdings, Inc. (a)	859	4,939
Emmis Communications Corp. Class A (a)	9,275	10,481
Entercom Communications Corp. Class A (a)(c)	17,572	108,595
Entravision Communication Corp. Class A (a)	53,671	131,494
Fisher Communications, Inc. (a)	3,105	49,991
Gannett Co., Inc.	160,205	1,584,427
Gray Television, Inc. (a)	8,695	9,738
Harris Interactive, Inc. (a)	6,269	6,457
Harte-Hanks, Inc.	52,908	508,446
Image Entertainment, Inc. (a)(c)	700	427
Insignia Systems, Inc. (a)	2,664	12,254
Interactive Data Corp.	21,445	547,705
Interpublic Group of Companies, Inc. (a)(c)	360,000	2,278,800
John Wiley & Sons, Inc. Class A (c)	34,061	1,275,584
Journal Communications, Inc. Class A	22,879	79,848
Knology, Inc. (a)	33,900	334,254
Lamar Advertising Co. Class A (a)(c)	42,757	1,183,514
Lee Enterprises, Inc. (a)	27,681	100,205
Liberty Global, Inc. Class A (a)(c)	195,230	3,765,987
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
Capital Series A (a)(c)	88,904	$ 1,963,889
Starz Series A (a)	32,792	1,569,097
LIN TV Corp. Class A (a)	41,885	159,582
Live Nation, Inc. (a)	79,660	570,366
LodgeNet Entertainment Corp. (a)(c)	15,151	68,028
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	40,978	188,499
Marvel Entertainment, Inc. (a)	37,681	1,961,296
McGraw-Hill Companies, Inc.	234,492	7,025,380
Media General, Inc. Class A (c)	25,296	222,352
Mediacom Communications Corp. Class A (a)(c)	70,280	283,931
Meredith Corp.	20,783	547,632
Morningstar, Inc. (a)(c)	15,035	697,023
National CineMedia, Inc.	37,485	547,656
Navarre Corp. (a)	6,926	14,752
New Frontier Media, Inc. (a)	5,971	10,987
News Corp. Class A	1,756,653	20,131,243
Omnicom Group, Inc. (c)	234,000	8,592,480
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	17,469
PRIMEDIA, Inc.	6,332	19,882
Radio One, Inc. Class D (non-vtg.) (a)	27,442	60,372
RCN Corp. (a)	19,644	168,349
Regal Entertainment Group Class A	58,000	794,600
Regent Communication, Inc. (a)	7,397	2,204
Rentrak Corp. (a)	600	8,970
Saga Communications, Inc. Class A (a)	233	3,027
Salem Communications Corp. Class A (a)	2,015	9,833
Scholastic Corp. (c)	20,042	505,259
Scripps Networks Interactive, Inc. Class A	63,000	2,491,650
Sinclair Broadcast Group, Inc. Class A	28,926	106,158
Sirius XM Radio, Inc. (a)	2,763,512	1,741,013
Spanish Broadcasting System, Inc. Class A (a)	8,120	5,522
The McClatchy Co. Class A (c)	23,941	65,838
The New York Times Co. Class A (c)	75,000	633,000
The Walt Disney Co. (c)	1,305,359	39,447,949
Time Warner Cable, Inc. (c)	266,243	11,152,919
Time Warner, Inc.	874,008	26,849,526
Valassis Communications, Inc. (a)	32,378	480,166
Viacom, Inc. Class B (non-vtg.) (a)	385,996	11,440,921
Virgin Media, Inc. (c)	212,123	3,491,545
Warner Music Group Corp. (a)	28,685	143,712
Washington Post Co. Class B	3,838	1,587,435
World Wrestling Entertainment, Inc. Class A	47,151	757,717
		235,801,920
Multiline Retail - 0.7%
99 Cents Only Stores (a)(c)	39,655	476,653

	Shares	Value
Big Lots, Inc. (a)(c)	58,502	$ 1,349,056
Dillard's, Inc. Class A (c)	44,543	756,786
Dollar General Corp.	25,592	588,616
Dollar Tree, Inc. (a)	60,829	2,978,796
Family Dollar Stores, Inc.	86,645	2,643,539
Fred's, Inc. Class A (c)	51,615	504,279
JCPenney Co., Inc. (c)	155,000	4,454,700
Kohl's Corp. (a)(c)	208,906	11,101,265
Macy's, Inc.	320,000	5,219,200
Nordstrom, Inc.	120,000	4,014,000
Retail Ventures, Inc. (a)	12,266	95,552
Saks, Inc. (a)(c)	140,770	860,105
Sears Holdings Corp. (a)(c)	43,256	3,069,013
Target Corp.	501,358	23,343,228
The Bon-Ton Stores, Inc. (c)	8,752	112,551
Tuesday Morning Corp. (a)	10,850	24,521
		61,591,860
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	11,513
Aarons, Inc.	40,571	1,017,115
Abercrombie & Fitch Co. Class A	59,069	2,358,625
Advance Auto Parts, Inc. (c)	70,000	2,751,000
Aeropostale, Inc. (a)(c)	51,849	1,633,244
America's Car Mart, Inc. (a)(c)	3,150	76,199
American Eagle Outfitters, Inc. (c)	119,725	1,841,371
AnnTaylor Stores Corp. (a)(c)	58,359	815,859
Asbury Automotive Group, Inc. (a)	15,449	164,686
AutoNation, Inc. (a)(c)	61,358	1,082,969
AutoZone, Inc. (a)(c)	22,271	3,293,213
Barnes & Noble, Inc. (c)	31,168	727,461
bebe Stores, Inc.	14,487	78,230
Bed Bath & Beyond, Inc. (a)(c)	188,718	7,050,504
Best Buy Co., Inc. (c)	257,000	11,007,310
Big 5 Sporting Goods Corp.	18,888	308,630
Blockbuster, Inc. Class A (a)(c)	111,889	70,490
Books-A-Million, Inc.	5,135	36,304
Borders Group, Inc. (a)	41,722	58,411
Brown Shoe Co., Inc.	58,199	597,122
Build-A-Bear Workshop, Inc. (a)(c)	4,710	22,325
Cabela's, Inc. Class A (a)(c)	24,283	292,853
Cache, Inc. (a)	3,350	13,735
CarMax, Inc. (a)(c)	145,000	2,882,600
Casual Male Retail Group, Inc. (a)	8,101	21,144
Charming Shoppes, Inc. (a)(c)	65,546	315,932
Chico's FAS, Inc. (a)(c)	125,880	1,771,132
Christopher & Banks Corp.	21,140	120,709
Citi Trends, Inc. (a)(c)	19,606	534,852
Coldwater Creek, Inc. (a)(c)	61,586	261,125
Collective Brands, Inc. (a)(c)	45,368	877,417
Conn's, Inc. (a)(c)	9,074	51,903
Cost Plus, Inc. (a)	4,090	6,708
Destination Maternity Corp. (a)	1,194	21,134
Dick's Sporting Goods, Inc. (a)(c)	55,422	1,150,561
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Dress Barn, Inc. (a)(c)	50,705	$ 1,088,636
DSW, Inc. Class A (a)	25,183	587,771
Emerging Vision, Inc. (a)	3,800	304
Finish Line, Inc. Class A	34,767	307,688
Foot Locker, Inc. (c)	121,712	1,155,047
Gamestop Corp. Class A (a)(c)	121,000	2,953,610
Gap, Inc.	371,706	7,961,943
Genesco, Inc. (a)(c)	23,200	606,448
Group 1 Automotive, Inc. (c)	20,000	504,800
Guess?, Inc. (c)	40,182	1,488,743
Gymboree Corp. (a)(c)	20,000	798,400
Haverty Furniture Companies, Inc.	19,389	231,699
hhgregg, Inc. (a)(c)	14,038	271,635
Hibbett Sports, Inc. (a)(c)	26,443	500,037
Home Depot, Inc.	1,280,000	35,020,800
Hot Topic, Inc. (a)(c)	59,826	343,401
J. Crew Group, Inc. (a)(c)	42,069	1,800,133
Jo-Ann Stores, Inc. (a)(c)	16,826	561,315
Jos. A. Bank Clothiers, Inc. (a)(c)	12,318	502,698
Kirkland's, Inc. (a)(c)	2,250	34,268
Limited Brands, Inc.	199,728	3,313,488
Lithia Motors, Inc. Class A (sub. vtg.) (a)	2,182	15,841
Lowe's Companies, Inc.	1,069,286	23,321,128
MarineMax, Inc. (a)(c)	3,071	21,497
Midas, Inc. (a)	17,549	127,932
Monro Muffler Brake, Inc.	22,068	661,599
New York & Co., Inc. (a)	22,599	85,424
O'Reilly Automotive, Inc. (a)(c)	97,903	3,796,678
Office Depot, Inc. (a)(c)	180,000	1,105,200
OfficeMax, Inc. (a)(c)	77,180	816,564
Pacific Sunwear of California, Inc. (a)(c)	42,886	143,239
Penske Automotive Group, Inc. (c)	31,974	472,576
Perfumania Holdings, Inc. (a)	325	2,226
PetSmart, Inc. (c)	89,000	2,290,860
Pier 1 Imports, Inc. (a)(c)	64,537	244,595
RadioShack Corp.	90,000	1,697,400
Rent-A-Center, Inc. (a)(c)	45,000	796,050
Rex Stores Corp. (a)	3,513	47,531
Ross Stores, Inc.	93,893	4,129,414
Rue21, Inc.	5,077	125,453
Sally Beauty Holdings, Inc. (a)(c)	63,165	440,892
Select Comfort Corp. (a)	29,583	152,352
Sherwin-Williams Co. (c)	65,609	3,991,652
Shoe Carnival, Inc. (a)	3,092	55,934
Signet Jewelers Ltd.	62,810	1,623,639
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	37,989	336,203
Stage Stores, Inc.	27,048	327,010
Staples, Inc.	540,000	12,592,800
Stein Mart, Inc. (a)(c)	10,292	105,699
Systemax, Inc.	7,631	117,517

	Shares	Value
Talbots, Inc. (c)	11,749	$ 77,661
The Buckle, Inc. (c)	20,272	554,236
The Cato Corp. Class A (sub. vtg.)	36,044	689,522
The Children's Place Retail Stores, Inc. (a)	21,041	671,629
The Men's Wearhouse, Inc.	34,678	707,431
The Pep Boys - Manny, Moe & Jack	43,830	354,585
Tiffany & Co., Inc. (c)	93,000	3,969,240
TJX Companies, Inc.	311,759	11,965,310
Tractor Supply Co. (a)(c)	27,000	1,260,630
Trans World Entertainment Corp. (a)	3,463	4,987
TravelCenters of America LLC (a)	9,983	38,135
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(c)	21,560	354,231
Urban Outfitters, Inc. (a)(c)	97,206	3,075,598
Vitamin Shoppe, Inc.	6,835	126,448
West Marine, Inc. (a)	3,821	26,747
Wet Seal, Inc. Class A (a)(c)	63,290	184,174
Williams-Sonoma, Inc. (c)	62,000	1,259,840
Zale Corp. (a)(c)	26,205	123,164
Zumiez, Inc. (a)	20,815	227,508
		188,673,231
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)	34,191	101,205
Carter's, Inc. (a)(c)	40,282	876,134
Cherokee, Inc.	7,207	130,807
Coach, Inc.	232,933	8,094,422
Columbia Sportswear Co.	8,418	323,420
Crocs, Inc. (a)(c)	106,445	518,387
Deckers Outdoor Corp. (a)(c)	10,669	988,269
Fossil, Inc. (a)(c)	37,946	1,170,634
G-III Apparel Group Ltd. (a)(c)	10,000	169,700
Hanesbrands, Inc. (a)(c)	67,000	1,608,670
Iconix Brand Group, Inc. (a)(c)	46,366	522,081
Jones Apparel Group, Inc.	72,951	1,236,519
K-Swiss, Inc. Class A (c)	27,036	236,024
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	11,067	102,923
Liz Claiborne, Inc. (c)	110,999	462,866
Maidenform Brands, Inc. (a)	20,939	303,406
Movado Group, Inc. (c)	10,191	104,865
NIKE, Inc. Class B	201,266	13,060,151
Oxford Industries, Inc.	10,105	216,752
Perry Ellis International, Inc. (a)	2,923	40,864
Phillips-Van Heusen Corp.	37,458	1,498,320
Polo Ralph Lauren Corp. Class A	38,959	2,993,999
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)(c)	56,019	98,033
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	19,752	436,124
Steven Madden Ltd. (a)(c)	16,880	602,278
Timberland Co. Class A (a)(c)	58,515	977,201
True Religion Apparel, Inc. (a)(c)	27,973	515,822
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	31,131	$ 796,954
Unifi, Inc. (a)	65,760	200,568
Unifirst Corp.	6,314	277,500
VF Corp.	62,000	4,508,640
Volcom, Inc. (a)(c)	16,142	253,429
Warnaco Group, Inc. (a)(c)	34,500	1,404,495
Wolverine World Wide, Inc. (c)	36,170	924,867
		45,756,329
TOTAL CONSUMER DISCRETIONARY		884,470,502
CONSUMER STAPLES - 10.1%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	14,776	621,922
Brown-Forman Corp. Class B (non-vtg.)	78,536	4,018,687
Central European Distribution Corp. (a)(c)	44,764	1,248,020
Coca-Cola Bottling Co. Consolidated	3,600	170,424
Coca-Cola Enterprises, Inc.	228,162	4,483,383
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	139,408	2,385,271
Dr Pepper Snapple Group, Inc.	180,679	4,731,983
Hansen Natural Corp. (a)	50,281	1,758,327
Jones Soda Co. (a)	17,449	12,912
Molson Coors Brewing Co. Class B	118,667	5,364,935
National Beverage Corp. (a)	8,950	96,213
Pepsi Bottling Group, Inc.	95,385	3,619,861
PepsiAmericas, Inc.	45,280	1,340,288
PepsiCo, Inc.	1,177,811	73,283,400
The Coca-Cola Co.	1,603,719	91,732,727
		194,868,353
Food & Staples Retailing - 2.4%
Andersons, Inc. (c)	28,243	737,990
Arden Group, Inc. Class A	100	9,299
BJ's Wholesale Club, Inc. (a)(c)	39,726	1,378,889
Casey's General Stores, Inc. (c)	32,000	978,880
Costco Wholesale Corp. (c)	318,682	19,092,239
CVS Caremark Corp.	1,082,537	33,569,472
Ingles Markets, Inc. Class A	17,056	266,244
Kroger Co.	424,894	9,662,090
Nash-Finch Co.	13,340	437,685
PriceSmart, Inc. (c)	10,766	202,293
Rite Aid Corp. (a)(c)	341,401	436,993
Ruddick Corp.	23,792	633,343
Safeway, Inc. (c)	296,595	6,673,388
Spartan Stores, Inc.	28,988	400,904
SUPERVALU, Inc.	171,000	2,364,930
Susser Holdings Corp. (a)	7,000	74,200

	Shares	Value
Sysco Corp.	441,408	$ 11,935,672
The Great Atlantic & Pacific Tea Co. (a)(c)	31,419	349,379
The Pantry, Inc. (a)(c)	24,367	360,144
United Natural Foods, Inc. (a)(c)	29,881	753,300
Wal-Mart Stores, Inc.	1,641,009	89,517,041
Walgreen Co.	744,068	28,936,805
Weis Markets, Inc.	5,971	207,671
Whole Foods Market, Inc. (a)(c)	102,740	2,635,281
Winn-Dixie Stores, Inc. (a)(c)	49,208	530,462
		212,144,594
Food Products - 1.6%
Alico, Inc.	200	5,202
American Italian Pasta Co. Class A (a)	19,200	612,288
Archer Daniels Midland Co.	444,016	13,680,133
B&G Foods, Inc. Class A	10,692	91,524
Bridgford Foods Corp.	400	3,644
Bunge Ltd.	100,007	6,190,433
Cal-Maine Foods, Inc. (c)	13,323	365,583
Campbell Soup Co. (c)	151,099	5,283,932
Chiquita Brands International, Inc. (a)(c)	40,042	680,314
ConAgra Foods, Inc. (c)	321,221	7,127,894
Corn Products International, Inc. (c)	52,298	1,466,436
Darling International, Inc. (a)	67,308	479,233
Dean Foods Co. (a)(c)	127,125	2,021,288
Del Monte Foods Co.	171,807	1,802,255
Diamond Foods, Inc. (c)	21,341	659,010
Dole Food Co., Inc. (c)	26,826	308,231
Farmer Brothers Co.	3,606	62,853
Flowers Foods, Inc.	68,755	1,573,802
Fresh Del Monte Produce, Inc. (a)	34,840	757,073
General Mills, Inc.	233,295	15,864,060
Green Mountain Coffee Roasters, Inc. (a)(c)	30,483	1,919,819
H.J. Heinz Co.	225,718	9,581,729
Hain Celestial Group, Inc. (a)(c)	27,071	469,411
Hershey Co.	111,951	3,959,707
Hormel Foods Corp. (c)	54,830	2,057,222
J&J Snack Foods Corp.	9,648	348,293
John B. Sanfilippo & Son, Inc. (a)	2,965	46,580
Kellogg Co.	168,226	8,845,323
Kraft Foods, Inc. Class A (c)	1,010,828	26,867,808
Lancaster Colony Corp.	17,449	832,666
Lance, Inc. (c)	38,093	927,565
McCormick & Co., Inc. (non-vtg.) (c)	75,717	2,701,583
Omega Protein Corp. (a)	7,368	28,956
Ralcorp Holdings, Inc. (a)	36,443	2,110,779
Reddy Ice Holdings, Inc. (a)	29,155	104,666
Sanderson Farms, Inc. (c)	20,062	805,891
Sara Lee Corp.	469,283	5,697,096
Seneca Foods Group Class A (a)	2,582	61,064
Smart Balance, Inc. (a)	53,000	285,670
Smithfield Foods, Inc. (a)(c)	124,257	1,923,498
Tasty Baking Co.	200	1,158
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
The J.M. Smucker Co.	85,402	$ 5,045,550
Tootsie Roll Industries, Inc.	12,710	323,088
TreeHouse Foods, Inc. (a)(c)	31,250	1,089,688
Tyson Foods, Inc. Class A	205,716	2,472,706
Zapata Corp. (a)	880	6,116
		137,548,820
Household Products - 2.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	40,382	333,152
Church & Dwight Co., Inc. (c)	47,616	2,811,249
Clorox Co.	94,762	5,711,306
Colgate-Palmolive Co.	381,952	32,156,539
Energizer Holdings, Inc. (a)	48,839	2,751,589
Kimberly-Clark Corp.	310,887	20,509,215
Oil-Dri Corp. of America	750	11,228
Procter & Gamble Co.	2,201,583	137,268,700
WD-40 Co.	17,261	554,941
		202,107,919
Personal Products - 0.3%
Alberto-Culver Co. (c)	63,990	1,801,319
Avon Products, Inc.	308,348	10,560,919
Bare Escentuals, Inc. (a)(c)	59,157	756,618
Chattem, Inc. (a)(c)	14,081	927,093
Elizabeth Arden, Inc. (a)(c)	20,607	303,953
Estee Lauder Companies, Inc. Class A	72,345	3,387,916
Herbalife Ltd.	49,645	2,082,111
Inter Parfums, Inc.	7,707	90,866
Mannatech, Inc.	6,969	19,792
Mead Johnson Nutrition Co. Class A (c)	25,342	1,111,754
MediFast, Inc. (a)(c)	11,894	320,900
NBTY, Inc. (a)(c)	38,819	1,558,195
Nu Skin Enterprises, Inc. Class A	48,093	1,287,931
Prestige Brands Holdings, Inc. (a)	32,209	224,497
Revlon, Inc. (a)	12,057	218,232
USANA Health Sciences, Inc. (a)(c)	6,205	199,118
		24,851,214
Tobacco - 1.3%
Alliance One International, Inc. (a)(c)	104,053	496,333
Altria Group, Inc.	1,518,842	28,569,418
Lorillard, Inc.	119,849	9,337,436
Philip Morris International, Inc.	1,456,946	70,064,533
Reynolds American, Inc.	117,141	5,852,364
Star Scientific, Inc. (a)	56,989	31,914
Universal Corp. (c)	18,429	790,788
Vector Group Ltd. (c)	25,347	352,577
		115,495,363
TOTAL CONSUMER STAPLES		887,016,263

	Shares	Value
ENERGY - 11.2%
Energy Equipment & Services - 1.9%
Allis-Chalmers Energy, Inc. (a)(c)	22,325	$ 72,333
Atwood Oceanics, Inc. (a)(c)	44,460	1,675,253
Baker Hughes, Inc. (c)	223,010	9,085,427
Basic Energy Services, Inc. (a)	29,402	202,286
BJ Services Co.	206,276	3,873,863
Bristow Group, Inc. (a)(c)	26,059	894,345
Bronco Drilling Co., Inc. (a)	23,244	122,496
Cal Dive International, Inc. (a)(c)	40,601	294,763
Cameron International Corp. (a)	194,672	7,358,602
Carbo Ceramics, Inc.	19,165	1,136,868
Complete Production Services, Inc. (a)(c)	66,139	687,184
Dawson Geophysical Co. (a)(c)	5,936	128,455
Diamond Offshore Drilling, Inc. (c)	44,810	4,460,387
Dresser-Rand Group, Inc. (a)(c)	55,969	1,571,610
Dril-Quip, Inc. (a)(c)	21,965	1,186,330
ENSCO International, Inc.	99,686	4,386,184
Exterran Holdings, Inc. (a)(c)	50,379	1,055,440
Exterran Partners LP	4,938	95,452
FMC Technologies, Inc. (a)(c)	94,268	5,134,778
Global Industries Ltd. (a)(c)	92,739	544,378
Gulf Island Fabrication, Inc.	12,498	274,831
Gulfmark Offshore, Inc. (a)(c)	15,302	417,133
Halliburton Co.	669,864	19,667,207
Helix Energy Solutions Group, Inc. (a)(c)	77,302	909,072
Helmerich & Payne, Inc. (c)	66,558	2,499,253
Hercules Offshore, Inc. (a)(c)	96,203	491,597
Hornbeck Offshore Services, Inc. (a)(c)	16,154	368,473
ION Geophysical Corp. (a)(c)	40,726	221,549
Key Energy Services, Inc. (a)(c)	153,313	1,168,245
Lufkin Industries, Inc.	13,914	837,205
Matrix Service Co. (a)	13,631	116,681
Mitcham Industries, Inc. (a)	1,791	12,770
Nabors Industries Ltd. (a)(c)	207,692	4,288,840
National Oilwell Varco, Inc.	304,873	13,115,636
Natural Gas Services Group, Inc. (a)	22,504	393,595
Newpark Resources, Inc. (a)	99,384	266,349
Oceaneering International, Inc. (a)	41,676	2,276,760
Oil States International, Inc. (a)(c)	31,129	1,116,597
OYO Geospace Corp. (a)(c)	1,552	50,518
Parker Drilling Co. (a)(c)	77,885	389,425
Patterson-UTI Energy, Inc. (c)	107,115	1,648,500
PHI, Inc. (non-vtg.) (a)	17,859	316,997
Pioneer Drilling Co. (a)	72,224	437,677
Pride International, Inc. (a)(c)	112,385	3,554,738
Rowan Companies, Inc. (c)	75,206	1,856,836
RPC, Inc. (c)	19,909	192,321
Schlumberger Ltd.	898,015	57,374,178
SEACOR Holdings, Inc. (a)(c)	18,718	1,433,799
Seahawk Drilling, Inc. (a)	17,272	371,866
Smith International, Inc.	156,890	4,264,270
Superior Energy Services, Inc. (a)(c)	53,741	1,136,085
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Superior Well Services, Inc. (a)(c)	13,630	$ 176,781
T-3 Energy Services, Inc. (a)	9,010	224,890
Tesco Corp. (a)	29,100	311,079
TETRA Technologies, Inc. (a)(c)	58,187	602,817
Tidewater, Inc.	33,470	1,504,477
Trico Marine Services, Inc. (a)(c)	3,463	17,696
Union Drilling, Inc. (a)	1,488	8,898
Unit Corp. (a)(c)	36,543	1,374,382
		169,656,457
Oil, Gas & Consumable Fuels - 9.3%
Alliance Holdings GP, LP	4,855	117,054
Alliance Resource Partners LP	7,899	308,614
Alon USA Energy, Inc.	10,971	78,881
Alpha Natural Resources, Inc. (a)(c)	116,221	4,300,177
Anadarko Petroleum Corp.	371,176	22,096,107
Apache Corp.	245,553	23,396,290
Arch Coal, Inc.	118,866	2,479,545
Arena Resources, Inc. (a)(c)	31,000	1,267,590
Atlas Energy, Inc. (c)	46,167	1,186,492
Atlas Pipeline Partners, LP	20,360	152,293
ATP Oil & Gas Corp. (a)(c)	27,153	433,090
Berry Petroleum Co. Class A (c)	37,030	1,012,030
Bill Barrett Corp. (a)(c)	31,882	910,231
Boardwalk Pipeline Partners, LP	12,621	356,291
BP Prudhoe Bay Royalty Trust (c)	21,690	1,706,352
BPZ Energy, Inc. (a)(c)	90,823	661,191
BreitBurn Energy Partners LP	14,660	159,941
Brigham Exploration Co. (a)(c)	87,570	914,231
Buckeye GP Holdings LP	5,072	142,067
Buckeye Partners LP	19,587	1,032,235
Cabot Oil & Gas Corp. (c)	70,000	2,681,000
Callon Petroleum Co. (a)(c)	25,119	41,698
Calumet Specialty Products Partners LP	7,489	134,652
Capital Product Partners LP	3,800	28,804
Carrizo Oil & Gas, Inc. (a)(c)	32,186	677,515
Cheniere Energy Partners LP	4,914	55,086
Cheniere Energy, Inc. (a)(c)	43,057	81,808
Chesapeake Energy Corp.	461,782	11,045,825
Chevron Corp.	1,502,612	117,263,840
Cimarex Energy Co. (c)	64,000	2,997,760
Clayton Williams Energy, Inc. (a)	9,020	254,995
Clean Energy Fuels Corp. (a)(c)	43,089	504,141
Cloud Peak Energy, Inc.	3,675	49,613
CNX Gas Corp. (a)	9,628	262,652
Comstock Resources, Inc. (a)(c)	34,313	1,274,042
Concho Resources, Inc. (a)(c)	56,870	2,324,846
ConocoPhillips	980,125	50,741,071
CONSOL Energy, Inc. (c)	136,093	6,249,391
Contango Oil & Gas Co. (a)(c)	9,837	436,566
Continental Resources, Inc. (a)(c)	25,537	961,468
Copano Energy LLC	17,220	347,844

	Shares	Value
Cross Timbers Royalty Trust	9,000	$ 308,070
Crosstex Energy LP	12,759	76,554
Crosstex Energy, Inc. (c)	29,878	145,207
CVR Energy, Inc. (a)	42,262	309,780
DCP Midstream Partners LP	11,828	297,356
Delek US Holdings, Inc.	38,177	262,276
Delta Petroleum Corp. (a)(c)	221,863	201,895
Denbury Resources, Inc. (a)(c)	176,151	2,337,524
Devon Energy Corp.	309,928	20,873,651
Dht Maritime, Inc. (c)	100,949	405,815
Dorchester Minerals LP	11,361	235,400
Duncan Energy Partners L.P.	5,562	124,978
Eagle Rock Energy Partners LP	14,173	67,038
El Paso Corp.	524,468	5,013,914
El Paso Pipeline Partners LP	13,577	321,775
Enbridge Energy Management LLC	4,280	209,035
Enbridge Energy Partners LP	27,180	1,339,702
Encore Acquisition Co. (a)	36,500	1,643,230
Encore Energy Partners LP	17,637	312,704
Energy Transfer Equity LP	75,127	2,216,247
Energy Transfer Partners LP	38,116	1,650,042
Enterprise GP Holdings LP	13,128	485,736
Enterprise Products Partners LP	172,430	5,136,690
EOG Resources, Inc. (c)	181,939	15,735,904
EV Energy Partners LP	16,859	435,805
Evergreen Energy, Inc. (a)	25,886	7,818
EXCO Resources, Inc. (c)	127,368	2,155,067
Exxon Mobil Corp.	3,590,000	269,501,265
Forest Oil Corp. (a)(c)	72,024	1,319,480
Frontier Oil Corp. (c)	82,000	945,460
FX Energy, Inc. (a)(c)	15,412	38,068
Gasco Energy, Inc. (a)	113,818	50,080
General Maritime Corp.	67,360	476,235
Genesis Energy LP	10,078	173,946
GMX Resources, Inc. (a)(c)	27,299	318,852
Goodrich Petroleum Corp. (a)(c)	26,950	596,404
Gulfport Energy Corp. (a)	10,000	95,100
Harvest Natural Resources, Inc. (a)	38,697	230,247
Hess Corp.	213,296	12,362,636
HKN, Inc. (a)	68	235
Holly Corp.	30,000	763,500
Holly Energy Partners LP	3,106	113,990
Hugoton Royalty Trust	30,923	497,551
Inergy Holdings LP	2,000	107,000
Inergy LP	21,129	698,525
International Coal Group, Inc. (a)(c)	93,832	391,279
James River Coal Co. (a)(c)	21,883	401,115
K-Sea Transportation Partners LP	4,518	47,123
Kinder Morgan Energy Partners LP	64,094	3,734,116
Kinder Morgan Management LLC	26,687	1,341,555
Kodiak Oil & Gas Corp. (a)	87,849	209,081
Legacy Reserves LP	10,141	179,597
Linn Energy LLC (c)	43,530	1,079,979
Magellan Midstream Partners LP	39,171	1,609,928
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	513,479	$ 16,749,685
Mariner Energy, Inc. (a)(c)	97,192	1,215,872
Markwest Energy Partners LP	20,478	525,261
Massey Energy Co.	65,998	2,485,485
McMoRan Exploration Co. (a)(c)	76,950	558,657
Meridian Resource Corp. (a)	10,597	3,179
Murphy Oil Corp.	135,214	7,624,717
Natural Resource Partners LP	14,613	347,936
Newfield Exploration Co. (a)(c)	93,591	3,957,027
Noble Energy, Inc. (c)	125,867	8,212,822
NuStar Energy LP	16,176	848,431
NuStar GP Holdings LLC	11,894	296,874
Occidental Petroleum Corp.	613,265	49,545,679
ONEOK Partners LP	23,094	1,355,387
Overseas Shipholding Group, Inc.	12,480	478,109
Pacific Ethanol, Inc. (a)	13,826	8,088
Patriot Coal Corp. (a)(c)	77,315	947,109
Peabody Energy Corp. (c)	197,573	8,784,096
Penn Virginia Corp.	29,000	525,480
Penn Virginia GP Holdings, L.P.	15,582	226,562
Penn Virginia Resource Partners L.P.	11,627	225,680
Petrohawk Energy Corp. (a)	219,767	4,909,595
Petroleum Development Corp. (a)	14,826	266,423
Petroquest Energy, Inc. (a)(c)	31,286	176,140
Pioneer Natural Resources Co. (c)	83,179	3,439,452
Pioneer Southwest Energy Partners LP	1,499	30,774
Plains Exploration & Production Co. (a)(c)	101,000	2,748,210
Quest Energy Partners LP	10,000	14,900
Quicksilver Resources, Inc. (a)(c)	101,422	1,349,927
Range Resources Corp. (c)	112,700	5,311,551
Regency Energy Partners LP	19,984	398,281
Rentech, Inc. (a)(c)	48,574	74,318
Resolute Energy Corp. (a)	31,183	338,336
Rex Energy Corp. (a)	16,433	148,719
Rosetta Resources, Inc. (a)(c)	40,250	633,938
SandRidge Energy, Inc. (a)(c)	128,861	1,208,716
Ship Finance International Ltd. (NY Shares) (c)	45,875	598,210
Southern Union Co.	75,563	1,565,665
Southwestern Energy Co. (a)	257,193	11,306,204
Spectra Energy Corp.	482,000	9,355,620
St. Mary Land & Exploration Co. (c)	42,000	1,359,960
Stone Energy Corp. (a)(c)	36,595	692,011
Sunoco Logistics Partners LP	7,135	440,586
Sunoco, Inc. (c)	81,494	2,053,649
Swift Energy Co. (a)(c)	27,100	581,837
Syntroleum Corp. (a)(c)	28,735	60,344
Targa Resources Partners LP	20,639	412,367
TC Pipelines LP	5,691	205,957
Teekay Corp. (c)	38,589	926,136
Teekay LNG Partners LP	9,761	237,778

	Shares	Value
Teekay Offshore Partners LP	5,700	$ 101,973
Tesoro Corp.	105,000	1,341,900
Toreador Resources Corp. (c)	11,881	98,018
Transmontaigne Partners LP	3,655	95,030
Ultra Petroleum Corp. (a)(c)	118,234	5,555,816
Uranium Resources, Inc. (a)	35,013	33,963
USEC, Inc. (a)(c)	131,090	479,789
Vaalco Energy, Inc.	79,391	332,648
Valero Energy Corp.	414,016	6,578,714
Venoco, Inc. (a)	12,178	135,785
Verenium Corp. (a)(c)	607	2,489
W&T Offshore, Inc. (c)	42,447	439,326
Warren Resources, Inc. (a)	39,635	94,728
Western Refining, Inc. (a)(c)	33,616	156,314
Westmoreland Coal Co. (a)	6,000	40,500
Whiting Petroleum Corp. (a)(c)	36,279	2,258,368
Williams Companies, Inc.	414,978	8,253,912
Williams Partners LP	14,708	414,030
Williams Pipeline Partners LP	5,490	119,957
World Fuel Services Corp. (c)	26,000	1,382,680
XTO Energy, Inc.	433,692	18,405,888
		822,806,447
TOTAL ENERGY		992,462,904
FINANCIALS - 15.9%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)(c)	30,064	1,960,473
AllianceBernstein Holding LP	13,161	332,973
Ameriprise Financial, Inc. (c)	186,493	7,109,113
Artio Global Investors, Inc. Class A	18,629	426,604
Bank of New York Mellon Corp.	902,188	24,034,288
BGC Partners, Inc. Class A	66,078	279,510
BlackRock, Inc. Class A	16,000	3,633,280
Broadpoint Gleacher Securities Group, Inc. (a)(c)	1,530	8,293
Calamos Asset Management, Inc. Class A	25,805	271,211
Charles Schwab Corp. (c)	666,778	12,222,041
Cohen & Steers, Inc.	20,212	386,858
Deerfield Capital Corp. (a)	4,533	24,932
Duff & Phelps Corp. Class A (c)	6,000	101,820
E*TRADE Financial Corp. (a)(c)	973,215	1,596,073
Eaton Vance Corp. (non-vtg.) (c)	83,605	2,519,855
Evercore Partners, Inc. Class A	10,000	310,100
FBR Capital Markets Corp. (a)(c)	20,000	125,400
Federated Investors, Inc. Class B (non-vtg.) (c)	67,548	1,741,387
Fortress Investment Group LLC (a)(c)	82,008	329,672
Franklin Resources, Inc. (c)	119,801	12,942,102
GAMCO Investors, Inc. Class A	7,076	325,001
GFI Group, Inc. (c)	130,042	632,004
GLG Partners, Inc. (a)(c)	221,482	653,372
Goldman Sachs Group, Inc.	324,856	55,115,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	7,719	$ 630,256
HFF, Inc. (a)	4,989	29,984
International Assets Holding Corp. (a)	3,399	56,117
Invesco Ltd.	312,770	6,959,133
Investment Technology Group, Inc. (a)	27,556	502,897
Janus Capital Group, Inc. (c)	123,579	1,617,649
Jefferies Group, Inc. (a)(c)	90,236	2,116,034
JMP Group, Inc.	3,457	31,113
KBW, Inc. (a)	25,676	631,373
Knight Capital Group, Inc. Class A (a)(c)	70,244	1,028,372
LaBranche & Co., Inc. (a)(c)	68,828	182,394
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	1,202
Lazard Ltd. Class A	24,929	966,248
Legg Mason, Inc.	116,767	3,303,338
MF Global Ltd. (a)(c)	84,807	533,436
Morgan Stanley	937,536	29,607,387
National Holdings Corp. (a)	1,200	900
Northern Trust Corp.	168,873	8,359,214
Och-Ziff Capital Management Group LLC Class A (c)	13,885	162,455
optionsXpress Holdings, Inc. (c)	43,413	664,219
Paulson Capital Corp. (a)(c)	3,105	4,626
Penson Worldwide, Inc. (a)	22,876	205,198
Piper Jaffray Companies (a)(c)	16,738	725,592
Raymond James Financial, Inc. (c)	71,722	1,742,127
Riskmetrics Group, Inc. (a)(c)	21,527	321,398
Safeguard Scientifics, Inc. (a)(c)	23,968	221,464
Sanders Morris Harris Group, Inc.	28,032	141,281
SEI Investments Co.	112,087	1,962,643
Siebert Financial Corp. (a)	2,700	6,534
State Street Corp. (c)	360,479	14,887,783
Stifel Financial Corp. (a)(c)	21,443	1,151,918
SWS Group, Inc.	28,138	350,037
T. Rowe Price Group, Inc.	180,382	8,826,091
TD Ameritrade Holding Corp. (a)(c)	178,265	3,501,125
Teton Advisors, Inc.	106	1,908
The Blackstone Group LP	62,026	858,440
Thomas Weisel Partners Group, Inc. (a)	30,673	138,029
TradeStation Group, Inc. (a)	37,111	273,137
U.S. Global Investments, Inc. Class A	8,884	114,248
Virtus Investment Partners, Inc. (a)	3,567	55,788
W.P. Carey & Co. LLC	10,652	279,402
Waddell & Reed Financial, Inc. Class A (c)	60,354	1,758,112
Westwood Holdings Group, Inc.	1,501	52,190
		222,044,223
Commercial Banks - 2.9%
1st Source Corp.	10,000	142,000
Alliance Financial Corp.	3,000	84,660
Amcore Financial, Inc. (a)(c)	14,975	6,739

	Shares	Value
AmericanWest Bancorp (a)(c)	9,499	$ 3,135
Ameris Bancorp	7,653	50,586
Arrow Financial Corp.	8,096	204,667
Associated Banc-Corp. (c)	88,000	997,920
BancFirst Corp.	9,220	346,211
BancorpSouth, Inc.	56,000	1,299,200
BancTrust Financial Group, Inc. (c)	4,882	13,230
Bank of Granite Corp. (a)	15,998	7,519
Bank of Hawaii Corp.	35,000	1,599,500
Bank of the Ozarks, Inc. (c)	28,624	760,826
Banner Corp. (c)	11,743	32,763
Bar Harbor Bankshares	3,125	83,906
BB&T Corp.	488,661	12,167,659
BOK Financial Corp. (c)	16,000	743,680
Boston Private Financial Holdings, Inc. (c)	58,029	272,156
Bryn Mawr Bank Corp.	2,149	32,299
Capital City Bank Group, Inc. (c)	6,535	80,184
CapitalSource, Inc.	227,105	833,475
Capitol Bancorp Ltd. (c)	7,732	15,541
Cascade Bancorp (c)	17,960	15,984
Cathay General Bancorp	42,159	329,262
Center Bancorp, Inc. (c)	5,692	48,610
Central Pacific Financial Corp. (c)	43,309	35,080
Chemical Financial Corp.	23,201	545,920
Citizens & Northern Corp.	10,210	89,338
Citizens Banking Corp., Michigan (a)	60,213	33,719
City Bank Lynnwood, Washington (c)	15,020	27,487
City Holding Co. (c)	18,741	611,331
City National Corp. (c)	26,500	1,045,690
CoBiz, Inc.	13,382	56,874
Columbia Banking Systems, Inc. (c)	14,593	214,079
Comerica, Inc.	101,020	2,876,039
Commerce Bancshares, Inc.	50,400	2,026,080
Community Bank System, Inc.	31,618	586,830
Community Capital Corp.	483	1,391
Community Trust Bancorp, Inc.	13,467	315,666
Cullen/Frost Bankers, Inc.	44,600	2,141,692
CVB Financial Corp. (c)	87,295	676,536
Danvers Bancorp, Inc.	12,572	169,848
East West Bancorp, Inc. (c)	94,055	1,372,262
Eastern Virgina Bankshares, Inc.	955	7,258
Enterprise Financial Services Corp.	4,000	30,680
Fidelity Southern Corp.	3,548	9,402
Fifth Third Bancorp	591,985	5,967,209
Financial Institutions, Inc.	2,005	22,416
First Bancorp, North Carolina (c)	10,694	139,129
First Bancorp, Puerto Rico (c)	61,810	95,806
First Busey Corp.	20,930	68,650
First Citizen Bancshares, Inc.	4,345	684,120
First Commonwealth Financial Corp.	70,774	300,790
First Community Bancshares, Inc.	8,000	87,920
First Financial Bancorp, Ohio	45,155	600,110
First Financial Bankshares, Inc. (c)	16,246	841,218
First Financial Corp., Indiana (c)	10,280	294,111
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	155,482	$ 2,106,781
First M&F Corp.	2,524	5,149
First Merchants Corp.	29,096	174,285
First Midwest Bancorp, Inc., Delaware (c)	45,414	473,668
First Regional Bancorp (a)(c)	6,000	2,820
First State Bancorp. (a)	16,034	7,858
First United Corp.	3,511	23,383
FirstMerit Corp.	60,880	1,275,436
FNB Corp., North Carolina	2,866	4,328
FNB Corp., Pennsylvania	100,799	656,201
Frontier Financial Corp. (a)(c)	2,638	9,259
Fulton Financial Corp.	155,049	1,336,522
Glacier Bancorp, Inc. (c)	58,280	762,302
Great Southern Bancorp, Inc. (c)	7,927	178,199
Green Bankshares, Inc. (c)	8,074	32,942
Guaranty Bancorp (a)	16,227	16,552
Hancock Holding Co.	21,218	878,425
Hanmi Financial Corp. (a)(c)	31,850	36,946
Harleysville National Corp., Pennsylvania (c)	35,764	212,438
Hawthorn Bancshares, Inc.	1,490	14,304
Heartland Financial USA, Inc.	8,001	105,533
Heritage Commerce Corp.	7,114	27,104
Heritage Financial Corp., Washington	1,630	20,766
Home Bancshares, Inc.	26,545	607,615
Horizon Financial Corp. (c)	11,055	3,759
Hudson Valley Holding Corp.	5,232	136,869
Huntington Bancshares, Inc.	452,297	1,727,775
IBERIABANK Corp. (c)	31,187	1,769,239
Independent Bank Corp., Massachusetts	30,181	617,201
Independent Bank Corp., Michigan (c)	13,306	9,048
Integra Bank Corp.	11,329	8,780
International Bancshares Corp. (c)	45,000	754,650
Intervest Bancshares Corp. Class A (a)	7,165	21,853
Investors Bancorp, Inc. (a)	40,000	440,800
KeyCorp	625,084	3,662,992
Lakeland Bancorp, Inc.	10,000	60,800
Lakeland Financial Corp.	8,000	136,320
M&T Bank Corp. (c)	43,997	2,885,323
Macatawa Bank Corp. (a)	13,284	29,490
MainSource Financial Group, Inc.	8,776	46,250
Marshall & Ilsley Corp.	269,966	1,552,305
MB Financial, Inc. (c)	34,327	640,199
MBT Financial Corp. (c)	1,800	2,898
Merchants Bancshares, Inc.	4,149	96,008
Midsouth Bancorp, Inc.	4,009	53,801
Midwest Banc Holdings, Inc. (c)	4,350	1,653
Nara Bancorp, Inc. (c)	20,658	208,852
National Penn Bancshares, Inc. (c)	79,304	437,758
NBT Bancorp, Inc.	22,921	471,943
NewBridge Bancorp (a)	8,389	17,785

	Shares	Value
North Valley Bancorp	4,941	$ 8,943
Northern States Financial Corp. (a)	1,314	3,955
Northrim Bancorp, Inc.	3,414	54,863
Northway Financial, Inc.	998	8,483
Old National Bancorp, Indiana	71,743	835,089
Old Second Bancorp, Inc. (c)	7,309	40,930
Oriental Financial Group, Inc. (c)	23,277	225,787
Pacific Capital Bancorp (c)	107,005	100,585
Pacific Premier Bancorp, Inc. (a)	40	135
PacWest Bancorp	40,763	750,039
Park National Corp. (c)	8,529	510,119
Peoples Bancorp, Inc.	1,660	15,006
Peoples Financial Corp., Mississippi (c)	3,102	49,322
Pinnacle Financial Partners, Inc. (a)(c)	22,752	268,701
PNC Financial Services Group, Inc.	337,293	19,229,074
Popular, Inc. (c)	188,780	447,409
Preferred Bank, Los Angeles California	6,582	11,650
Premier Financial Bancorp, Inc.	134	817
Princeton National Bancorp, Inc.	2,956	31,481
PrivateBancorp, Inc. (c)	49,798	492,502
Prosperity Bancshares, Inc. (c)	38,585	1,536,841
Regions Financial Corp.	900,505	5,276,959
Renasant Corp.	26,193	372,726
Republic Bancorp, Inc., Kentucky Class A (c)	21,178	399,417
Royal Bancshares of Pennsylvania, Inc. Class A (a)(c)	3,140	4,427
S&T Bancorp, Inc. (c)	33,224	529,923
S.Y. Bancorp, Inc.	7,621	166,290
Sandy Spring Bancorp, Inc.	12,869	119,810
SCBT Financial Corp.	10,000	260,000
Seacoast Banking Corp., Florida	15,254	25,627
Shore Bancshares, Inc.	3,440	50,018
Signature Bank, New York (a)(c)	35,833	1,110,106
Simmons First National Corp. Class A (c)	10,974	277,752
South Financial Group, Inc.	168,667	102,887
Southside Bancshares, Inc.	10,089	206,825
Southwest Bancorp, Inc., Oklahoma	11,359	76,105
State Bancorp, Inc., New York	4,423	32,686
StellarOne Corp.	13,915	140,402
Sterling Bancorp, New York	14,289	97,165
Sterling Bancshares, Inc. (c)	95,935	481,594
Sterling Financial Corp., Washington (a)(c)	32,433	19,460
Suffolk Bancorp (c)	11,495	309,560
Sun Bancorp, Inc., New Jersey	3,985	14,306
SunTrust Banks, Inc.	366,489	8,660,135
Superior Bancorp (a)	3,571	6,392
Susquehanna Bancshares, Inc., Pennsylvania (c)	59,662	342,460
SVB Financial Group (a)(c)	30,500	1,154,730
Synovus Financial Corp.	359,778	701,567
Taylor Capital Group, Inc. (a)(c)	7,332	45,898
TCF Financial Corp. (c)	85,000	1,116,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Texas Capital Bancshares, Inc. (a)(c)	37,386	$ 542,845
TIB Financial Corp. (c)	2,277	1,844
Tompkins Financial Corp. (c)	6,441	256,996
TowneBank (c)	21,000	254,100
Trico Bancshares (c)	14,031	243,157
Trustmark Corp.	48,414	927,612
U.S. Bancorp, Delaware	1,442,067	34,797,077
UMB Financial Corp.	21,290	836,697
Umpqua Holdings Corp. (c)	61,601	724,428
Union Bankshares Corp.	7,261	85,680
United Bankshares, Inc., West Virginia (c)	33,000	564,300
United Community Banks, Inc., Georgia	79,388	307,232
Univest Corp. of Pennsylvania	4,000	64,760
Valley National Bancorp	110,250	1,457,505
Virginia Commerce Bancorp, Inc. (a)	28,207	101,827
VIST Financial Corp.	1,594	8,767
W Holding Co., Inc. (c)	1,270	19,787
Washington Banking Co., Oak Harbor (c)	6,532	65,385
Washington Trust Bancorp, Inc.	8,654	128,512
Webster Financial Corp. (c)	73,147	931,161
Wells Fargo & Co.	3,329,296	93,353,460
WesBanco, Inc.	21,326	275,319
West Coast Bancorp, Oregon (c)	16,191	37,239
Westamerica Bancorp.	26,362	1,402,458
Western Alliance Bancorp. (a)(c)	56,306	223,535
Whitney Holding Corp. (c)	69,748	561,471
Wilmington Trust Corp., Delaware (c)	49,762	610,580
Wilshire Bancorp, Inc. (c)	14,330	100,453
Wintrust Financial Corp. (c)	31,370	814,679
Zions Bancorp (c)	95,577	1,256,838
		254,589,122
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	28,794	180,250
American Express Co.	793,991	33,212,644
AmeriCredit Corp. (a)(c)	40,315	743,812
Capital One Financial Corp.	327,820	12,575,175
Cash America International, Inc. (c)	19,680	632,909
CompuCredit Holdings Corp. (a)(c)	12,844	29,798
Consumer Portfolio Services, Inc. (a)	2,866	3,611
Discover Financial Services	402,340	6,220,176
Dollar Financial Corp. (a)(c)	20,747	506,642
EZCORP, Inc. (non-vtg.) Class A (a)(c)	38,049	561,984
First Cash Financial Services, Inc. (a)(c)	23,673	452,154
First Marblehead Corp. (a)	26,295	54,431
Nelnet, Inc. Class A	25,839	448,823
Rewards Network, Inc.	939	10,752
SLM Corp. (a)(c)	329,825	3,618,180

	Shares	Value
Student Loan Corp.	1,260	$ 62,597
World Acceptance Corp. (a)(c)	25,221	739,732
		60,053,670
Diversified Financial Services - 3.6%
Asset Acceptance Capital Corp. (a)(c)	7,523	43,934
Asta Funding, Inc. (c)	5,197	35,132
Bank of America Corp.	6,485,026	102,787,662
Citigroup, Inc.	11,398,911	46,849,524
CME Group, Inc.	50,894	16,704,938
Encore Capital Group, Inc. (a)(c)	11,268	192,007
Financial Federal Corp.	19,924	539,940
Interactive Brokers Group, Inc. (a)(c)	34,107	577,432
IntercontinentalExchange, Inc. (a)(c)	51,175	5,464,978
JPMorgan Chase & Co.	2,953,968	125,514,100
KKR Financial Holdings LLC	116,591	645,914
Leucadia National Corp. (a)(c)	132,195	2,844,836
Life Partners Holdings, Inc. (c)	17,373	323,312
MarketAxess Holdings, Inc.	26,498	329,900
Marlin Business Services Corp. (a)	13,466	94,935
Medallion Financial Corp.	100	826
MicroFinancial, Inc.	100	306
Moody's Corp. (c)	140,000	3,252,200
MSCI, Inc. Class A (a)(c)	72,434	2,207,064
NewStar Financial, Inc. (a)	20,000	66,000
NYSE Euronext	188,669	4,769,552
PHH Corp. (a)(c)	59,148	817,425
PICO Holdings, Inc. (a)(c)	13,929	417,034
Portfolio Recovery Associates, Inc. (a)(c)	12,533	564,361
Resource America, Inc. Class A	2,747	10,136
The NASDAQ Stock Market, Inc. (a)	110,764	2,069,072
		317,122,520
Insurance - 3.8%
21st Century Holding Co.	1,486	6,048
AFLAC, Inc.	354,157	16,301,847
Alleghany Corp. (c)	4,397	1,173,823
Allied World Assurance Co. Holdings Ltd.	27,000	1,290,330
Allstate Corp.	384,862	10,933,929
AMBAC Financial Group, Inc. (c)	410,618	316,176
American Equity Investment Life Holding Co.	59,688	436,916
American Financial Group, Inc.	55,143	1,337,769
American Independence Corp. (a)	587	2,688
American International Group, Inc. (a)(c)	92,548	2,628,363
American National Insurance Co.	11,084	1,202,836
American Physicians Capital, Inc.	15,330	418,202
Amerisafe, Inc. (a)(c)	26,805	452,736
Amtrust Financial Services, Inc. (c)	27,691	330,907
Aon Corp.	169,895	6,580,033
Arch Capital Group Ltd. (a)(c)	42,274	2,952,416
Argo Group International Holdings, Ltd. (a)	30,409	887,031
Arthur J. Gallagher & Co. (c)	69,000	1,545,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	70,807	$ 1,834,609
Assurant, Inc.	85,940	2,627,186
Assured Guaranty Ltd. (c)	83,981	1,904,689
Axis Capital Holdings Ltd. (c)	101,545	2,842,245
Baldwin & Lyons, Inc. Class B	4,120	95,502
Berkshire Hathaway, Inc. Class A (a)(c)	882	88,729,200
Brown & Brown, Inc.	81,000	1,445,850
Cincinnati Financial Corp. (c)	94,540	2,412,661
Citizens, Inc. Class A (a)(c)	10,251	63,044
CNA Financial Corp. (a)(c)	15,858	360,770
CNA Surety Corp. (a)	10,202	137,217
Conseco, Inc. (a)(c)	192,391	921,553
Crawford & Co. Class B (a)(c)	12,173	46,744
Delphi Financial Group, Inc. Class A	36,189	791,092
Donegal Group, Inc. Class A	4,000	58,520
eHealth, Inc. (a)	26,465	351,191
EMC Insurance Group	5,875	122,024
Employers Holdings, Inc.	42,267	647,108
Endurance Specialty Holdings Ltd.	38,455	1,437,832
Enstar Group Ltd. (a)	5,811	427,515
Erie Indemnity Co. Class A	22,010	813,710
Everest Re Group Ltd.	42,336	3,603,217
FBL Financial Group, Inc. Class A	15,106	266,319
Fidelity National Financial, Inc. Class A (c)	156,945	2,179,966
First Acceptance Corp. (a)	4,717	8,726
First Mercury Financial Corp.	26,399	342,131
Flagstone Reinsurance Holdings Ltd.	22,474	242,944
FPIC Insurance Group, Inc. (a)	10,826	379,668
Gainsco, Inc. (a)	24	252
Genworth Financial, Inc. Class A (a)(c)	340,077	3,662,629
Greenlight Capital Re, Ltd. (a)	15,000	363,750
Hanover Insurance Group, Inc.	35,000	1,457,050
Harleysville Group, Inc.	9,568	301,105
Hartford Financial Services Group, Inc.	286,090	6,997,761
HCC Insurance Holdings, Inc. (c)	77,000	2,012,010
Hilltop Holdings, Inc. (a)	49,607	602,725
Horace Mann Educators Corp.	44,112	530,226
Independence Holding Co.	2,923	15,697
Infinity Property & Casualty Corp.	16,435	656,743
Investors Title Co.	1,263	37,259
Kansas City Life Insurance Co.	1,314	35,347
Lincoln National Corp.	190,036	4,353,725
Loews Corp.	254,636	9,019,207
Maiden Holdings Ltd.	60,916	459,307
Markel Corp. (a)(c)	6,839	2,318,421
Marsh & McLennan Companies, Inc.	381,000	8,591,550
Max Capital Group Ltd.	52,456	1,143,016
MBIA, Inc. (a)(c)	91,943	318,123
Meadowbrook Insurance Group, Inc.	54,430	372,846
Mercury General Corp.	16,723	617,748

	Shares	Value
MetLife, Inc.	438,139	$ 14,979,972
Montpelier Re Holdings Ltd. (c)	74,764	1,251,549
National Financial Partners Corp. (a)(c)	44,490	388,843
National Security Group, Inc.	1,845	14,114
National Western Life Insurance Co. Class A	1,133	193,335
Navigators Group, Inc. (a)(c)	13,450	626,905
Nymagic, Inc.	5,552	93,551
Old Republic International Corp.	158,026	1,681,397
OneBeacon Insurance Group Ltd.	23,931	335,034
PartnerRe Ltd.	40,706	3,135,990
Phoenix Companies, Inc. (a)(c)	71,358	176,968
Platinum Underwriters Holdings Ltd.	39,456	1,392,402
PMA Capital Corp. Class A (a)	23,448	149,364
Presidential Life Corp.	6,351	64,717
Principal Financial Group, Inc. (c)	226,295	5,745,630
ProAssurance Corp. (a)(c)	21,839	1,162,927
Progressive Corp. (a)(c)	462,697	7,759,429
Protective Life Corp.	64,249	1,062,678
Prudential Financial, Inc.	350,201	17,457,520
Reinsurance Group of America, Inc.	48,934	2,275,431
RenaissanceRe Holdings Ltd.	45,609	2,430,048
RLI Corp. (c)	12,647	637,788
Safety Insurance Group, Inc.	17,332	617,366
SeaBright Insurance Holdings, Inc. (a)	44,303	487,333
Selective Insurance Group, Inc. (c)	40,110	625,716
StanCorp Financial Group, Inc. (c)	33,116	1,228,935
State Auto Financial Corp.	7,238	117,473
Stewart Information Services Corp. (c)	24,933	258,555
The Chubb Corp. (c)	251,264	12,598,377
The First American Corp.	63,839	2,024,973
The Travelers Companies, Inc.	410,240	21,492,474
Torchmark Corp. (c)	56,498	2,456,533
Tower Group, Inc.	37,952	936,655
Transatlantic Holdings, Inc.	35,420	1,914,097
Unico American Corp.	4,102	36,959
United America Indemnity Ltd. Class A (a)	31,894	219,431
United Fire & Casualty Co.	23,328	402,175
Unitrin, Inc.	41,693	930,171
Unum Group (c)	252,914	4,815,483
UTG, Inc. (a)	300	3,120
Validus Holdings Ltd.	75,910	2,011,615
W.R. Berkley Corp.	86,415	2,135,315
Wesco Financial Corp.	700	238,700
White Mountains Insurance Group Ltd.	6,705	2,184,690
XL Capital Ltd. Class A	246,803	4,518,963
Zenith National Insurance Corp. (c)	29,762	850,896
		333,878,977
Real Estate Investment Trusts - 2.0%
Acadia Realty Trust (SBI) (c)	35,164	572,118
Agree Realty Corp.	8,779	216,227
Alesco Financial, Inc. (a)	80,057	56,040
Alexanders, Inc. (c)	2,401	668,799
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.	29,232	$ 1,647,808
AMB Property Corp. (SBI) (c)	99,264	2,337,667
American Campus Communities, Inc. (c)	36,771	990,978
American Capital Agency Corp.	20,193	534,509
Annaly Capital Management, Inc.	400,000	7,364,000
Anthracite Capital, Inc. (c)	24,616	9,354
Anworth Mortgage Asset Corp.	100,606	724,363
Apartment Investment & Management Co. Class A	102,089	1,379,222
Arbor Realty Trust, Inc. (c)	16,496	29,363
Ashford Hospitality Trust, Inc. (a)(c)	84,350	351,740
Associated Estates Realty Corp.	9,366	92,536
AvalonBay Communities, Inc. (c)	56,068	4,050,352
BioMed Realty Trust, Inc. (c)	70,370	963,365
Boston Properties, Inc. (c)	99,574	6,669,467
Brandywine Realty Trust (SBI)	94,156	924,612
BRE Properties, Inc.	30,699	961,800
BRT Realty Trust	6,477	31,867
Camden Property Trust (SBI) (c)	44,453	1,722,554
Capital Trust, Inc. Class A (a)(c)	10,158	12,393
CapLease, Inc. (c)	36,578	157,651
Capstead Mortgage Corp. (c)	62,067	886,317
Care Investment Trust, Inc.	10,413	86,011
CBL & Associates Properties, Inc. (c)	115,279	1,067,484
Cedar Shopping Centers, Inc. (c)	41,816	252,569
Chimera Investment Corp. (c)	423,047	1,704,879
Colonial Properties Trust (SBI) (c)	37,575	406,186
Colony Financial, Inc.	9,187	172,991
Corporate Office Properties Trust (SBI) (c)	35,000	1,196,650
Cousins Properties, Inc. (c)	69,890	503,208
Crexus Investment Corp.	10,069	133,918
DCT Industrial Trust, Inc. (c)	180,385	856,829
Developers Diversified Realty Corp. (c)	101,468	1,026,856
DiamondRock Hospitality Co. (c)	85,378	686,439
Digital Realty Trust, Inc.	47,842	2,327,992
Douglas Emmett, Inc. (c)	104,380	1,432,094
Duke Realty LP (c)	153,138	1,716,677
DuPont Fabros Technology, Inc. (a)(c)	16,600	266,098
EastGroup Properties, Inc. (c)	28,128	1,066,614
Education Realty Trust, Inc.	23,412	115,889
Entertainment Properties Trust (SBI) (c)	30,292	956,924
Equity Lifestyle Properties, Inc. (c)	17,301	830,621
Equity One, Inc. (c)	14,649	236,581
Equity Residential (SBI) (c)	200,000	6,442,000
Essex Property Trust, Inc. (c)	17,443	1,391,079
Extra Space Storage, Inc.	77,216	848,604
Federal Realty Investment Trust (SBI) (c)	41,592	2,675,197
FelCor Lodging Trust, Inc.	96,391	324,838
First Industrial Realty Trust, Inc. (c)	24,246	108,137
First Potomac Realty Trust	52,304	618,756
Franklin Street Properties Corp.	67,924	766,862

	Shares	Value
Getty Realty Corp. (c)	26,651	$ 605,777
Gladstone Commercial Corp.	1,075	14,437
Glimcher Realty Trust (c)	20,141	59,215
Government Properties Income Trust	14,127	352,751
Gramercy Capital Corp. (a)	15,559	44,032
Hatteras Financial Corp.	33,076	1,012,126
HCP, Inc. (c)	209,980	6,572,374
Health Care REIT, Inc. (c)	82,000	3,653,100
Healthcare Realty Trust, Inc. (c)	50,617	1,118,130
Hersha Hospitality Trust	41,950	110,329
Highwoods Properties, Inc. (SBI) (c)	47,000	1,438,670
Home Properties, Inc. (c)	20,000	898,600
Hospitality Properties Trust (SBI) (c)	88,919	1,725,918
Host Hotels & Resorts, Inc. (c)	437,738	4,605,004
HRPT Properties Trust (SBI) (c)	214,406	1,316,453
Inland Real Estate Corp.	49,435	388,065
Invesco Mortgage Capital, Inc.	24,216	513,379
Investors Real Estate Trust (c)	70,014	616,823
iStar Financial, Inc. (a)(c)	83,192	202,157
Kilroy Realty Corp. (c)	46,235	1,393,061
Kimco Realty Corp. (c)	272,000	3,351,040
Kite Realty Group Trust	25,000	79,250
LaSalle Hotel Properties (SBI)	44,880	836,114
Lexington Corporate Properties Trust	161,242	783,636
Liberty Property Trust (SBI) (c)	82,573	2,447,464
LTC Properties, Inc.	31,300	804,723
Mack-Cali Realty Corp. (c)	54,500	1,672,605
Maguire Properties, Inc. (a)(c)	23,156	42,607
Medical Properties Trust, Inc.	102,197	989,267
MFA Financial, Inc. (c)	203,114	1,537,573
Mid-America Apartment Communities, Inc. (c)	25,168	1,170,564
Mission West Properties, Inc.	21,235	144,610
Monmouth Real Estate Investment Corp. Class A	6,448	44,427
National Health Investors, Inc.	21,217	699,949
National Retail Properties, Inc. (c)	52,876	1,059,635
Nationwide Health Properties, Inc. (c)	79,001	2,686,824
Newcastle Investment Corp.	28,577	52,010
NorthStar Realty Finance Corp.	106,156	359,869
Omega Healthcare Investors, Inc. (c)	63,998	1,157,724
One Liberty Properties, Inc.	12,884	115,183
Parkway Properties, Inc.	46,259	863,656
Pennsylvania Real Estate Investment Trust (SBI)	63,690	470,669
Pennymac Mortgage Investment Trust	24,813	439,686
Plum Creek Timber Co., Inc. (c)	114,000	3,931,860
Post Properties, Inc. (c)	42,576	784,676
Potlatch Corp. (c)	30,259	890,825
ProLogis Trust (c)	330,335	4,320,782
PS Business Parks, Inc.	15,160	720,706
Public Storage	88,350	7,030,893
RAIT Financial Trust (SBI) (c)	28,276	43,828
Ramco-Gershenson Properties Trust (SBI)	27,394	249,285
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rayonier, Inc.	56,000	$ 2,225,440
Realty Income Corp. (c)	72,902	1,843,692
Redwood Trust, Inc.	60,106	863,723
Regency Centers Corp. (c)	55,782	1,867,024
Resource Capital Corp.	19,474	100,291
Saul Centers, Inc. (c)	10,424	321,685
Senior Housing Properties Trust (SBI) (c)	78,327	1,626,852
Simon Property Group, Inc.	212,924	15,471,058
SL Green Realty Corp. (c)	53,400	2,372,028
Sovran Self Storage, Inc. (c)	25,331	818,698
Starwood Property Trust, Inc.	32,660	633,604
Strategic Hotel & Resorts, Inc. (a)(c)	85,107	144,682
Sun Communities, Inc. (c)	32,457	616,683
Sunstone Hotel Investors, Inc. (c)	30,320	245,592
Tanger Factory Outlet Centers, Inc. (c)	23,479	921,551
Taubman Centers, Inc. (c)	36,964	1,270,083
The Macerich Co. (c)	72,056	2,144,387
Transcontinental Realty Investors, Inc. (a)	600	6,558
U-Store-It Trust	33,000	214,830
UDR, Inc. (c)	101,880	1,525,144
UMH Properties, Inc.	5,458	42,027
Universal Health Realty Income Trust (SBI)	9,854	302,321
Urstadt Biddle Properties, Inc.	365	4,990
Urstadt Biddle Properties, Inc. Class A	30,152	413,685
Ventas, Inc. (c)	114,000	4,894,020
Vornado Realty Trust	129,205	8,457,759
Walter Investment Management Corp.	14,410	175,514
Washington (REIT) (SBI) (c)	40,563	1,058,694
Weingarten Realty Investors (SBI)	90,424	1,755,130
Winthrop Realty Trust	5,716	51,730
		182,385,901
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)(c)	1,964	30,049
Brookfield Properties Corp.	207,660	2,347,119
CB Richard Ellis Group, Inc. Class A (a)(c)	182,302	2,083,712
Consolidated-Tomoka Land Co.	2,829	101,844
Forest City Enterprises, Inc. Class A (c)	83,148	892,178
Forestar Group, Inc. (a)(c)	26,562	492,725
Jones Lang LaSalle, Inc. (c)	30,032	1,527,728
Maui Land & Pineapple, Inc. (a)	300	1,725
Tejon Ranch Co. (a)(c)	10,008	266,313
The St. Joe Co. (a)(c)	66,000	1,643,400
Thomas Properties Group, Inc.	17,236	53,259
		9,440,052
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc. (c)	23,617	12,281
Arlington Asset Investment Corp. (a)	5,868	77,868
Astoria Financial Corp. (c)	81,000	840,780
Bank Mutual Corp.	51,972	364,324

	Shares	Value
BankAtlantic Bancorp, Inc. (non-vtg.) Class A	2,150	$ 2,860
BankFinancial Corp.	10,309	96,802
BCSB Bancorp, Inc. (a)	1,892	15,968
Beneficial Mutual Bancorp, Inc. (a)(c)	40,486	376,520
Berkshire Hills Bancorp, Inc.	10,481	197,672
Brookline Bancorp, Inc., Delaware (c)	70,300	668,553
Camco Financial Corp.	404	764
Capitol Federal Financial	19,206	560,431
CFS Bancorp, Inc.	800	3,512
Charter Financial Corp., Georgia	976	11,858
Citizens South Banking Corp., Delaware	4,457	25,672
Clifton Savings Bancorp, Inc.	17,436	154,832
Dime Community Bancshares, Inc.	60,270	677,435
Doral Financial Corp. (a)(c)	1,074	3,351
ESB Financial Corp. (c)	6,022	71,903
ESSA Bancorp, Inc.	5,000	63,300
Fannie Mae (a)(c)	968,178	851,997
Farmer Mac Class C (non-vtg.) (c)	7,000	47,600
First Defiance Financial Corp. (c)	3,662	39,769
First Financial Holdings, Inc.	7,180	96,140
First Financial Service Corp. (c)	2,933	24,579
First Niagara Financial Group, Inc. (c)	145,600	1,920,464
First Place Financial Corp.	7,637	21,384
Flagstar Bancorp, Inc. (a)(c)	25,355	17,749
Flushing Financial Corp.	14,744	160,857
Freddie Mac (a)(c)	621,122	639,756
Guaranty Federal Bancshares, Inc. (a)	1,075	5,923
HF Financial Corp.	3,182	29,052
Hingham Institution for Savings	1,751	52,880
Hudson City Bancorp, Inc. (c)	325,606	4,327,304
Indiana Community Bancorp	2,634	19,755
MGIC Investment Corp. (a)(c)	138,604	554,416
NASB Financial, Inc. (c)	1,400	33,810
New York Community Bancorp, Inc. (c)	260,000	3,039,400
NewAlliance Bancshares, Inc. (c)	74,000	871,720
Northwest Bancorp, Inc. (c)	16,404	379,589
OceanFirst Financial Corp.	6,806	68,945
Ocwen Financial Corp. (a)(c)	53,024	494,184
Oritani Financial Corp.	4,300	55,986
Pamrapo Bancorp, Inc.	3,273	23,926
Parkvale Financial Corp.	597	4,800
People's United Financial, Inc. (c)	159,277	2,594,622
Provident Financial Holdings, Inc.	1,612	6,545
Provident Financial Services, Inc.	44,816	474,153
Provident New York Bancorp	51,443	429,549
PVF Capital Corp.	4,876	8,874
Radian Group, Inc. (c)	103,377	462,095
Riverview Bancorp, Inc. (a)	7,997	21,752
TF Financial Corp.	1,890	34,927
TFS Financial Corp. (c)	82,949	927,370
The PMI Group, Inc. (c)	125,151	230,278
TierOne Corp. (a)	11,942	9,792
Timberland Bancorp, Inc.	5,856	25,825
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Tree.com, Inc. (a)	3,810	$ 24,575
Triad Guaranty, Inc. (a)(c)	5,075	2,893
Trustco Bank Corp., New York	74,801	460,774
United Community Financial Corp., Ohio	12,927	20,554
ViewPoint Financial Group (c)	10,000	130,800
Washington Federal, Inc. (c)	82,002	1,562,138
Westfield Financial, Inc.	30,000	248,100
WSFS Financial Corp.	4,835	128,949
		25,813,236
TOTAL FINANCIALS		1,405,327,701
HEALTH CARE - 12.5%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)	1,900	494
Abraxis BioScience, Inc. (a)(c)	2,220	74,303
Acadia Pharmaceuticals, Inc. (a)(c)	22,950	28,229
Acorda Therapeutics, Inc. (a)(c)	30,000	722,400
Alexion Pharmaceuticals, Inc. (a)(c)	66,653	3,022,714
Alkermes, Inc. (a)(c)	76,000	682,480
Allos Therapeutics, Inc. (a)(c)	50,679	327,893
Alnylam Pharmaceuticals, Inc. (a)(c)	32,109	539,752
AMAG Pharmaceuticals, Inc. (a)(c)	17,373	649,576
Amgen, Inc. (a)	759,683	42,808,137
Amylin Pharmaceuticals, Inc. (a)(c)	118,586	1,691,036
Anadys Pharmaceuticals, Inc. (a)	20,000	45,800
Antigenics, Inc. (a)	5,388	3,825
Arena Pharmaceuticals, Inc. (a)(c)	152,303	552,860
ARIAD Pharmaceuticals, Inc. (a)	84,946	191,978
ArQule, Inc. (a)	4,060	14,575
Array Biopharma, Inc. (a)	66,004	113,527
AVI BioPharma, Inc. (a)(c)	105,582	149,926
Avigen, Inc. (a)	1,600	2,304
BioCryst Pharmaceuticals, Inc. (a)(c)	46,332	375,753
Biogen Idec, Inc. (a)	208,639	9,793,515
BioMarin Pharmaceutical, Inc. (a)(c)	85,226	1,407,081
Biosante Pharmaceuticals, Inc. (a)	18,904	27,600
BioSphere Medical, Inc. (a)	800	2,072
Cel-Sci Corp. (a)(c)	266,957	331,027
Celera Corp. (a)	65,299	407,466
Celgene Corp. (a)(c)	350,446	19,432,231
Cell Therapeutics, Inc. (a)(c)	300,000	309,000
Celldex Therapeutics, Inc. (a)	1,563	7,065
Cephalon, Inc. (a)(c)	49,000	2,692,550
Cepheid, Inc. (a)(c)	45,427	562,386
Cubist Pharmaceuticals, Inc. (a)(c)	45,855	764,861
Cytokinetics, Inc. (a)	14,366	44,535
Dendreon Corp. (a)(c)	91,579	2,503,770
Dyax Corp. (a)(c)	46,447	173,247
Dynavax Technologies Corp. (a)(c)	152,859	203,302

	Shares	Value
Emergent BioSolutions, Inc. (a)(c)	21,536	$ 309,257
EntreMed, Inc. (a)	3,700	3,515
Enzon Pharmaceuticals, Inc. (a)(c)	46,219	448,786
Exact Sciences Corp. (a)	3,245	8,437
Exelixis, Inc. (a)(c)	113,877	778,919
Facet Biotech Corp. (a)(c)	16,400	269,288
GenVec, Inc. (a)(c)	20,350	21,368
Genzyme Corp. (a)	194,146	9,843,202
Geron Corp. (a)(c)	84,098	436,469
Gilead Sciences, Inc. (a)	685,168	31,551,986
GTC Biotherapeutics, Inc. (a)	410	377
GTx, Inc. (a)(c)	15,000	58,500
Halozyme Therapeutics, Inc. (a)(c)	53,616	292,743
Hemispherx Biopharma, Inc. (a)(c)	94,845	113,814
Human Genome Sciences, Inc. (a)(c)	118,259	3,289,965
Idenix Pharmaceuticals, Inc. (a)	4,502	8,419
Idera Pharmaceuticals, Inc. (a)	9,000	44,370
ImmunoGen, Inc. (a)(c)	41,749	328,982
Immunomedics, Inc. (a)	5,227	16,204
Incyte Corp. (a)(c)	111,927	932,352
Infinity Pharmaceuticals, Inc. (a)	53	321
InterMune, Inc. (c)	40,081	430,470
Isis Pharmaceuticals, Inc. (a)(c)	74,678	799,801
Keryx Biopharmaceuticals, Inc. (a)(c)	173,161	446,755
La Jolla Pharmaceutical Co. (a)	2,083	146
Lexicon Pharmaceuticals, Inc. (a)	6,506	10,149
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(c)	116,946	231,553
MannKind Corp. (a)(c)	62,676	455,028
Martek Biosciences (a)(c)	37,649	655,093
Maxygen, Inc. (a)	29,687	161,497
Medivation, Inc. (a)(c)	28,094	862,486
Metabolix, Inc. (a)(c)	16,896	188,728
Momenta Pharmaceuticals, Inc. (a)(c)	30,314	301,624
Myriad Genetics, Inc. (a)	72,648	1,679,622
Myriad Pharmaceuticals, Inc. (a)	80,016	400,880
Nabi Biopharmaceuticals (a)(c)	12,447	61,488
Neurocrine Biosciences, Inc. (a)	15,860	32,196
Novavax, Inc. (a)(c)	92,577	277,731
NPS Pharmaceuticals, Inc. (a)	78,167	246,226
Omeros Corp.	5,151	35,130
OncoGenex Pharmaceuticals, Inc. (a)(c)	2,200	69,388
ONYX Pharmaceuticals, Inc. (a)(c)	45,962	1,314,973
Orchid Cellmark, Inc. (a)	3,164	4,841
OREXIGEN Therapeutics, Inc. (a)(c)	12,000	80,040
Orthologic Corp. (a)	7,445	5,137
OSI Pharmaceuticals, Inc. (a)(c)	39,211	1,306,118
Osiris Therapeutics, Inc. (a)(c)	16,000	107,840
PDL BioPharma, Inc.	92,000	598,000
Peregrine Pharmaceuticals, Inc. (a)	1,667	4,284
Pharmasset, Inc. (a)	18,329	366,397
Progenics Pharmaceuticals, Inc. (a)(c)	24,778	95,891
Regeneron Pharmaceuticals, Inc. (a)	51,359	942,438
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Repligen Corp. (a)	6,096	$ 28,651
Rigel Pharmaceuticals, Inc. (a)(c)	54,426	412,005
Sangamo Biosciences, Inc. (a)(c)	43,327	234,399
Savient Pharmaceuticals, Inc. (a)(c)	51,925	697,353
SciClone Pharmaceuticals, Inc. (a)	7,834	16,765
Seattle Genetics, Inc. (a)(c)	65,830	610,902
Spectrum Pharmaceuticals, Inc. (a)(c)	33,764	148,562
StemCells, Inc. (a)	7,323	7,616
Talecris Biotherapeutics Holdings Corp.	37,742	707,663
Telik, Inc. (a)(c)	13,264	10,479
Theravance, Inc. (a)(c)	50,642	666,449
Trimeris, Inc. (c)	16,866	55,995
United Therapeutics Corp. (a)(c)	38,484	1,754,486
Vanda Pharmaceuticals, Inc. (a)(c)	33,405	352,757
Vertex Pharmaceuticals, Inc. (a)(c)	130,851	5,079,636
Vical, Inc. (a)	1,900	5,434
XOMA Ltd. (a)	118,882	89,162
Zymogenetics, Inc. (a)(c)	47,216	288,490
		162,755,298
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)(c)	35,896	806,583
Abiomed, Inc. (a)(c)	42,289	357,765
Accuray, Inc. (a)(c)	40,848	211,184
Align Technology, Inc. (a)(c)	51,536	843,129
American Medical Systems Holdings, Inc. (a)(c)	51,602	906,647
Analogic Corp.	10,743	435,199
Angiodynamics, Inc. (a)	30,684	477,136
Atrion Corp.	239	32,387
Baxter International, Inc.	440,405	24,024,093
Beckman Coulter, Inc.	48,897	3,176,349
Becton, Dickinson & Co.	162,886	12,183,873
BioLase Technology, Inc. (a)	4,009	7,457
Boston Scientific Corp. (a)	1,129,583	9,454,610
C. R. Bard, Inc.	65,778	5,407,609
Candela Corp. (a)	10,141	29,409
Cantel Medical Corp. (a)(c)	25,300	452,870
Cardiac Science Corp. (a)	18,171	40,885
CareFusion Corp. (a)(c)	129,533	3,345,837
Cerus Corp. (a)	7,762	14,127
Conceptus, Inc. (a)(c)	36,912	624,920
CONMED Corp. (a)(c)	22,708	472,099
Cooper Companies, Inc. (c)	29,278	980,520
Cryolife, Inc. (a)	24,384	139,476
Cutera, Inc. (a)	17,971	162,098
Cyberonics, Inc. (a)(c)	37,461	674,298
Cynosure, Inc. Class A (a)	4,942	49,420
DENTSPLY International, Inc. (c)	100,849	3,360,289
DexCom, Inc. (a)(c)	17,534	127,122
Edwards Lifesciences Corp. (a)(c)	41,172	3,387,632
ev3, Inc. (a)(c)	68,550	870,585

	Shares	Value
Exactech, Inc. (a)	2,735	$ 43,213
Fonar Corp. (a)	837	1,523
Gen-Probe, Inc. (a)(c)	36,069	1,503,717
Greatbatch, Inc. (a)(c)	28,241	519,352
Haemonetics Corp. (a)(c)	20,658	1,102,724
HealthTronics, Inc. (a)	8,119	17,699
Hill-Rom Holdings, Inc.	43,235	958,952
Hologic, Inc. (a)	196,221	2,839,318
Hospira, Inc. (a)(c)	115,263	5,411,598
ICU Medical, Inc. (a)(c)	21,567	711,711
IDEXX Laboratories, Inc. (a)(c)	39,739	1,988,937
Immucor, Inc. (a)(c)	49,842	919,585
Insulet Corp. (a)	6,260	76,748
Integra LifeSciences Holdings Corp. (a)(c)	16,514	540,668
Intuitive Surgical, Inc. (a)(c)	28,712	8,054,864
Invacare Corp. (c)	38,841	967,141
Inverness Medical Innovations, Inc. (a)(c)	59,028	2,482,127
IRIS International, Inc. (a)	23,799	266,549
IVAX Diagnostics, Inc. (a)	3,600	2,016
Kensey Nash Corp. (a)(c)	28,556	665,069
Kewaunee Scientific Corp.	1,601	22,942
Kinetic Concepts, Inc. (a)(c)	41,103	1,385,582
Masimo Corp. (a)(c)	37,353	984,625
Medical Action Industries, Inc. (a)	15,016	191,604
Medtronic, Inc.	832,677	35,338,812
Meridian Bioscience, Inc. (c)	41,244	854,163
Merit Medical Systems, Inc. (a)	27,493	453,085
Misonix, Inc. (a)	3,000	5,250
Natus Medical, Inc. (a)(c)	28,650	381,618
Neogen Corp. (a)	17,263	561,738
Neoprobe Corp. (a)	100	112
NuVasive, Inc. (a)(c)	32,642	1,059,233
NxStage Medical, Inc. (a)(c)	36,056	244,099
OraSure Technologies, Inc. (a)	23,767	91,265
Orthofix International NV (a)	22,410	677,903
Osteotech, Inc. (a)	3,427	9,116
Otix Global, Inc. (a)	3,941	3,389
Palomar Medical Technologies, Inc. (a)	10,806	98,875
PLC Systems, Inc. (a)	400	72
Quidel Corp. (a)(c)	47,431	596,208
ResMed, Inc. (a)(c)	57,659	2,898,518
Retractable Technologies, Inc. (a)	6,105	10,867
RTI Biologics, Inc. (a)	25,405	103,652
Sirona Dental Systems, Inc. (a)(c)	13,981	406,847
Somanetics Corp. (a)(c)	11,971	171,544
SonoSite, Inc. (a)(c)	29,185	659,289
St. Jude Medical, Inc. (a)	249,588	9,162,375
Staar Surgical Co. (a)	3,978	14,878
Stereotaxis, Inc. (a)	28,535	106,436
Steris Corp.	32,480	1,049,429
Stryker Corp.	218,939	11,034,526
SurModics, Inc. (a)(c)	22,713	507,636
Symmetry Medical, Inc. (a)	34,161	273,971
Synovis Life Technologies, Inc. (a)	11,000	133,760
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Teleflex, Inc.	26,627	$ 1,387,000
The Spectranetics Corp. (a)	20,955	117,138
Theragenics Corp. (a)	1,300	1,703
ThermoGenesis Corp. (a)	73,719	44,231
Thoratec Corp. (a)(c)	39,564	1,178,612
TomoTherapy, Inc. (a)	19,200	65,664
Urologix, Inc. (a)(c)	3,800	3,800
Varian Medical Systems, Inc. (a)(c)	86,977	4,065,305
Volcano Corp. (a)(c)	43,320	638,104
West Pharmaceutical Services, Inc. (c)	24,982	963,056
Wright Medical Group, Inc. (a)(c)	34,533	621,594
Young Innovations, Inc.	2,508	60,794
Zimmer Holdings, Inc. (a)(c)	155,240	9,185,551
Zoll Medical Corp. (a)	21,697	533,963
		190,489,053
Health Care Providers & Services - 2.2%
Aetna, Inc.	319,339	9,295,958
Air Methods Corp. (a)(c)	15,951	549,831
Alliance Healthcare Services, Inc. (a)	49,118	290,779
Almost Family, Inc. (a)(c)	6,641	239,939
Amedisys, Inc. (a)(c)	17,439	645,941
America Service Group, Inc.	11,000	161,370
American Dental Partners, Inc. (a)	4,710	57,462
AMERIGROUP Corp. (a)(c)	35,062	831,320
AmerisourceBergen Corp.	208,968	5,159,420
AMN Healthcare Services, Inc. (a)	43,361	346,454
AmSurg Corp. (a)(c)	29,663	614,321
Animal Health International, Inc. (a)	5,300	13,568
Assisted Living Concepts, Inc. Class A (a)	9,800	229,222
Bio-Reference Laboratories, Inc. (a)	18,564	608,899
BioScrip, Inc. (a)	8,518	64,055
Brookdale Senior Living, Inc. (a)(c)	34,111	531,449
Capital Senior Living Corp. (a)	30,965	141,820
Cardinal Health, Inc. (c)	270,000	8,702,100
CardioNet, Inc. (a)(c)	27,873	135,742
Catalyst Health Solutions, Inc. (a)	30,014	1,020,776
Centene Corp. (a)(c)	31,879	599,963
Chemed Corp.	15,700	709,326
Chindex International, Inc. (a)(c)	10,687	146,198
CIGNA Corp. (c)	200,212	6,422,801
Clarient, Inc. (a)	3,500	8,925
Community Health Systems, Inc. (a)(c)	67,270	2,052,408
Corvel Corp. (a)(c)	2,959	88,445
Coventry Health Care, Inc. (a)(c)	104,184	2,349,349
Cross Country Healthcare, Inc. (a)	33,894	288,438
DaVita, Inc. (a)	72,804	4,312,909
Dialysis Corp. of America (a)	3,005	21,937
Emdeon, Inc. Class A	17,760	267,998
Emergency Medical Services Corp. Class A (a)(c)	18,209	878,584
Express Scripts, Inc. (a)	193,394	16,593,205

	Shares	Value
Five Star Quality Care, Inc. (a)	28,197	$ 86,001
Genoptix, Inc. (a)(c)	7,604	275,645
Gentiva Health Services, Inc. (a)(c)	28,072	663,903
Hanger Orthopedic Group, Inc. (a)	31,595	421,477
Health Management Associates, Inc. Class A (a)(c)	199,688	1,224,087
Health Net, Inc. (a)(c)	71,159	1,509,994
HealthSouth Corp. (a)(c)	83,312	1,461,292
Healthspring, Inc. (a)	40,674	673,561
Healthways, Inc. (a)(c)	39,343	675,519
Henry Schein, Inc. (a)(c)	61,518	3,054,984
HMS Holdings Corp. (a)(c)	21,930	969,525
Hooper Holmes, Inc. (a)	7,290	6,926
Humana, Inc. (a)(c)	121,000	5,022,710
InVentiv Health, Inc. (a)(c)	48,357	765,975
IPC The Hospitalist Co., Inc. (a)	11,000	346,060
Kindred Healthcare, Inc. (a)	26,367	391,814
Laboratory Corp. of America Holdings (a)(c)	75,190	5,485,862
Landauer, Inc.	12,764	726,016
LCA-Vision, Inc. (a)	8,343	45,970
LHC Group, Inc. (a)(c)	14,902	458,535
LifePoint Hospitals, Inc. (a)(c)	37,000	1,074,110
Lincare Holdings, Inc. (a)(c)	50,000	1,776,000
Magellan Health Services, Inc. (a)(c)	30,345	1,115,786
McKesson Corp.	202,352	12,549,871
Medcath Corp. (a)	8,479	62,236
Medco Health Solutions, Inc. (a)(c)	363,806	22,977,987
MEDNAX, Inc. (a)	31,000	1,742,510
Molina Healthcare, Inc. (a)(c)	9,814	205,113
MWI Veterinary Supply, Inc. (a)	21,455	795,766
National Healthcare Corp.	4,894	171,339
NightHawk Radiology Holdings, Inc. (a)	15,857	82,774
Odyssey Healthcare, Inc. (a)	41,774	606,976
Omnicare, Inc. (c)	83,000	1,923,940
Owens & Minor, Inc.	32,151	1,247,137
Patterson Companies, Inc. (a)(c)	71,841	1,847,032
PDI, Inc. (a)	1,588	6,416
PharMerica Corp. (a)(c)	33,940	510,797
Providence Service Corp. (a)(c)	15,408	215,404
PSS World Medical, Inc. (a)(c)	43,019	832,418
Psychiatric Solutions, Inc. (a)(c)	34,813	771,456
Quest Diagnostics, Inc. (c)	115,000	6,663,100
RehabCare Group, Inc. (a)	20,335	572,837
ResCare, Inc. (a)	18,619	238,882
Rural/Metro Corp. (a)	7,404	42,795
Select Medical Holdings Corp.	22,061	199,652
Skilled Healthcare Group, Inc. (a)	39,556	268,585
SRI/Surgical Express, Inc. (a)	900	1,701
Sun Healthcare Group, Inc. (a)	34,118	288,638
Sunrise Senior Living, Inc. (a)	36,429	114,023
Tenet Healthcare Corp. (a)	320,000	1,456,000
Triple-S Management Corp. (a)(c)	23,521	377,747
U.S. Physical Therapy, Inc. (a)	12,075	176,416
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	871,006	$ 24,971,742
Universal American Financial Corp. (a)	39,049	404,548
Universal Health Services, Inc. Class B	35,000	1,956,150
VCA Antech, Inc. (a)(c)	61,413	1,392,233
Wellcare Health Plans, Inc. (a)(c)	31,976	1,054,888
WellPoint, Inc. (a)	347,841	18,793,849
		198,135,622
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	7,596
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)	36,249	695,981
AMICAS, Inc. (a)	9,737	44,303
athenahealth, Inc. (a)(c)	22,920	960,348
Cerner Corp. (a)(c)	47,500	3,576,275
Computer Programs & Systems, Inc. (c)	18,590	858,672
Eclipsys Corp. (a)(c)	40,841	749,024
IMS Health, Inc.	130,000	2,776,800
MedAssets, Inc. (a)(c)	31,260	729,608
Medidata Solutions, Inc.	17,000	288,150
Merge Healthcare, Inc. (a)	11,344	34,713
Omnicell, Inc. (a)	29,246	298,309
Phase Forward, Inc. (a)(c)	49,420	754,149
Quality Systems, Inc. (c)	16,154	961,001
Vital Images, Inc. (a)(c)	11,918	150,644
		12,885,573
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	26,053
Affymetrix, Inc. (a)	95,802	454,101
Albany Molecular Research, Inc. (a)(c)	27,799	233,234
Bio-Rad Laboratories, Inc. Class A (a)(c)	13,098	1,266,446
Bruker BioSciences Corp. (a)	56,937	645,096
Caliper Life Sciences, Inc. (a)	5,632	14,643
Cambrex Corp. (a)	21,547	113,984
Charles River Laboratories International, Inc. (a)(c)	48,000	1,543,200
Covance, Inc. (a)(c)	45,195	2,400,306
Cryo-Cell International, Inc. (a)	9,581	16,767
Dionex Corp. (a)(c)	14,117	989,743
Enzo Biochem, Inc. (a)	17,097	88,562
eResearchTechnology, Inc. (a)	63,136	372,502
Harvard Bioscience, Inc. (a)(c)	786	2,806
Illumina, Inc. (a)(c)	94,356	2,728,776
Kendle International, Inc. (a)(c)	12,762	191,047
Life Technologies Corp. (a)(c)	126,451	6,294,731
Luminex Corp. (a)(c)	37,497	513,709
Mettler-Toledo International, Inc. (a)(c)	23,066	2,294,606
Millipore Corp. (a)	40,500	2,758,050
PAREXEL International Corp. (a)	49,175	590,592
PerkinElmer, Inc. (c)	88,999	1,679,411
Pharmaceutical Product Development, Inc.	74,806	1,603,841

	Shares	Value
Sequenom, Inc. (a)(c)	154,479	$ 633,364
Strategic Diagnostics, Inc. (a)	3,100	4,185
Techne Corp.	27,995	1,900,301
Thermo Fisher Scientific, Inc. (a)(c)	297,056	14,029,955
Varian, Inc. (a)(c)	25,094	1,284,562
Waters Corp. (a)(c)	70,133	4,122,418
		48,796,991
Pharmaceuticals - 5.6%
Abbott Laboratories	1,158,199	63,110,264
Adolor Corp. (a)	25,094	37,892
Akorn, Inc. (a)(c)	30,000	48,600
Alexza Pharmaceuticals, Inc. (a)	13,000	28,600
Allergan, Inc.	230,728	13,412,219
ARYx Therapeutics, Inc. (a)	12,000	29,880
Auxilium Pharmaceuticals, Inc. (a)(c)	39,949	1,393,022
AVANIR Pharmaceuticals Class A (a)(c)	21,996	36,733
BioMimetic Therapeutics, Inc. (a)(c)	5,508	58,660
Bristol-Myers Squibb Co. (c)	1,476,286	37,364,799
Cadence Pharmaceuticals, Inc. (a)(c)	22,715	195,122
Columbia Laboratories, Inc. (a)	7,190	6,615
Cornerstone Therapeutics, Inc. (a)	9,000	48,060
CPEX Pharmaceuticals, Inc. (a)	293	3,378
Cumberland Pharmaceuticals, Inc.	3,775	54,171
Cypress Bioscience, Inc. (a)	50,273	266,447
DepoMed, Inc. (a)	8,176	26,736
Discovery Laboratories, Inc. (a)	3,800	2,850
Durect Corp. (a)	39,673	89,264
Eli Lilly & Co.	712,721	26,178,242
Emisphere Technologies, Inc. (a)	3,941	2,956
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	1,752,156
Forest Laboratories, Inc. (a)(c)	213,220	6,537,325
Hi-Tech Pharmacal Co., Inc. (a)(c)	2,015	37,781
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	686
Impax Laboratories, Inc. (a)	30,000	342,000
Inspire Pharmaceuticals, Inc. (a)	17,519	101,961
Jazz Pharmaceuticals, Inc. (a)(c)	15,000	114,450
Johnson & Johnson	2,076,975	130,517,109
King Pharmaceuticals, Inc. (a)	177,000	2,093,910
KV Pharmaceutical Co. Class A (a)(c)	25,710	86,386
Matrixx Initiatives, Inc. (a)(c)	3,709	15,541
MDRNA, Inc. (a)(c)	25,476	20,893
Medicis Pharmaceutical Corp. Class A (c)	45,977	1,084,597
Merck & Co., Inc.	2,289,661	82,908,625
MiddleBrook Pharmaceuticals, Inc. (a)(c)	2,800	1,764
Mylan, Inc. (a)(c)	216,422	3,867,461
Nektar Therapeutics (a)(c)	84,639	737,206
Obagi Medical Products, Inc. (a)	10,991	123,759
Optimer Pharmaceuticals, Inc. (a)(c)	20,000	219,600
Pain Therapeutics, Inc. (a)	35,234	181,103
Par Pharmaceutical Companies, Inc. (a)(c)	24,793	588,090
Penwest Pharmaceuticals Co. (a)	3,340	7,649
Perrigo Co.	59,042	2,369,946
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	6,039,964	$ 109,746,146
Pozen, Inc. (a)(c)	20,149	142,252
Questcor Pharmaceuticals, Inc. (a)(c)	62,225	267,568
Repros Therapeutics, Inc. (a)(c)	6,000	4,230
Salix Pharmaceuticals Ltd. (a)(c)	52,287	1,192,144
Santarus, Inc. (a)	14,630	58,374
SuperGen, Inc. (a)	6,806	17,832
The Medicines Company (a)	50,220	393,725
Valeant Pharmaceuticals International (a)(c)	56,317	1,841,003
ViroPharma, Inc. (a)(c)	55,000	415,800
Vivus, Inc. (a)(c)	73,666	598,168
Watson Pharmaceuticals, Inc. (a)(c)	75,777	2,810,569
XenoPort, Inc. (a)	26,121	430,213
		494,022,532
TOTAL HEALTH CARE		1,107,085,069
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.3%
AAR Corp. (a)(c)	26,763	499,398
AeroCentury Corp. (a)	800	12,920
AeroVironment, Inc. (a)(c)	15,405	442,740
Alliant Techsystems, Inc. (a)(c)	23,000	1,971,560
American Science & Engineering, Inc. (c)	10,706	744,602
Applied Signal Technology, Inc.	15,269	301,868
Argon ST, Inc. (a)	14,975	269,251
Astronics Corp. (a)	2,747	21,646
BE Aerospace, Inc. (a)(c)	79,310	1,528,304
Ceradyne, Inc. (a)	20,000	338,200
Cubic Corp.	15,635	544,411
Curtiss-Wright Corp.	34,523	982,525
DigitalGlobe, Inc.	15,576	358,404
Ducommun, Inc.	11,105	207,108
DynCorp International, Inc. Class A (a)	16,500	230,670
Esterline Technologies Corp. (a)	20,000	807,800
GenCorp, Inc. (non-vtg.) (a)(c)	32,091	250,631
General Dynamics Corp.	244,038	16,082,104
GeoEye, Inc. (a)(c)	33,687	1,050,024
Goodrich Corp.	89,099	5,287,135
Heico Corp. Class A	13,890	444,063
Herley Industries, Inc. (a)	9,619	111,196
Hexcel Corp. (a)(c)	62,781	662,340
Honeywell International, Inc.	516,846	19,883,066
Innovative Solutions & Support, Inc. (a)	23,580	98,800
ITT Corp.	130,067	6,727,065
Kratos Defense & Security Solutions, Inc. (a)	929	9,597
L-3 Communications Holdings, Inc. (c)	85,000	6,661,450
Ladish Co., Inc. (a)	14,776	205,239

	Shares	Value
LMI Aerospace, Inc. (a)(c)	8,000	$ 85,200
Lockheed Martin Corp.	225,122	17,386,172
Moog, Inc. Class A (a)(c)	31,269	825,814
Northrop Grumman Corp.	211,669	11,599,461
Orbital Sciences Corp. (a)(c)	40,583	508,505
Precision Castparts Corp.	102,140	10,589,875
Raytheon Co.	287,623	14,821,213
Rockwell Collins, Inc. (c)	114,499	6,121,117
Spirit AeroSystems Holdings, Inc. Class A (a)(c)	66,013	1,203,417
Stanley, Inc. (a)	19,051	508,281
Sypris Solutions, Inc.	3,224	9,640
Taser International, Inc. (a)(c)	68,525	289,861
Teledyne Technologies, Inc. (a)	26,970	904,034
The Boeing Co.	494,229	25,902,542
TransDigm Group, Inc.	28,909	1,253,205
Triumph Group, Inc.	11,289	541,759
United Technologies Corp.	663,176	44,591,954
		203,876,167
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	17,036	38,331
Atlas Air Worldwide Holdings, Inc. (a)(c)	11,680	342,224
C.H. Robinson Worldwide, Inc.	121,402	6,766,947
Dynamex, Inc. (a)	4,777	83,120
Expeditors International of Washington, Inc.	151,500	4,837,395
FedEx Corp.	211,610	17,870,465
Forward Air Corp. (c)	23,713	537,337
Hub Group, Inc. Class A (a)(c)	29,382	777,154
Pacer International, Inc. (c)	34,535	98,079
United Parcel Service, Inc. Class B	527,820	30,333,815
UTI Worldwide, Inc.	83,200	1,087,424
		62,772,291
Airlines - 0.2%
AirTran Holdings, Inc. (a)(c)	69,376	285,829
Alaska Air Group, Inc. (a)(c)	27,766	830,203
Allegiant Travel Co. (a)(c)	12,630	520,735
AMR Corp. (a)(c)	237,532	1,434,693
Continental Airlines, Inc. Class B (a)(c)	103,301	1,473,072
Delta Air Lines, Inc. (a)(c)	567,434	4,647,284
ExpressJet Holdings, Inc. (a)	4,266	15,742
Hawaiian Holdings, Inc. (a)	30,307	189,419
JetBlue Airways Corp. (a)(c)	160,000	881,600
Pinnacle Airlines Corp. (a)	13,246	80,006
Republic Airways Holdings, Inc. (a)(c)	49,898	339,805
SkyWest, Inc.	40,454	595,078
Southwest Airlines Co. (c)	545,000	5,014,000
UAL Corp. (a)(c)	91,001	706,168
US Airways Group, Inc. (a)(c)	193,388	713,602
		17,727,236
Building Products - 0.1%
AAON, Inc. (c)	23,897	452,609
American Woodmark Corp.	8,120	158,178
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Ameron International Corp. (c)	7,610	$ 433,466
Apogee Enterprises, Inc.	31,812	435,506
Armstrong World Industries, Inc. (a)(c)	10,573	438,039
Builders FirstSource, Inc. (a)(c)	7,165	27,299
Gibraltar Industries, Inc. (c)	19,000	284,620
Griffon Corp. (a)(c)	45,173	469,799
Insteel Industries, Inc.	19,514	222,264
Lennox International, Inc. (c)	38,000	1,410,560
Masco Corp. (c)	256,452	3,482,618
NCI Building Systems, Inc. (a)	8,960	16,666
Owens Corning (a)(c)	56,779	1,341,688
Quanex Building Products Corp.	28,267	458,208
Simpson Manufacturing Co. Ltd. (c)	24,564	610,661
Trex Co., Inc. (a)(c)	10,000	179,300
Universal Forest Products, Inc.	16,084	578,059
USG Corp. (a)(c)	54,636	755,616
		11,755,156
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	38,140	702,920
ACCO Brands Corp. (a)	27,832	181,743
American Ecology Corp.	17,056	276,137
American Reprographics Co. (a)	18,051	100,364
APAC Customer Services, Inc. (a)(c)	4,300	22,489
ATC Technology Corp. (a)	20,341	447,909
Avery Dennison Corp.	81,950	3,078,042
Bowne & Co., Inc.	31,677	191,963
Casella Waste Systems, Inc. Class A (a)	27,789	115,046
Cenveo, Inc. (a)(c)	19,834	152,325
Cintas Corp. (c)	93,000	2,612,370
Clean Harbors, Inc. (a)(c)	17,000	909,840
Consolidated Graphics, Inc. (a)	10,742	316,889
Copart, Inc. (a)(c)	49,000	1,588,580
Cornell Companies, Inc. (a)	9,672	212,397
Corrections Corp. of America (a)(c)	89,000	2,224,110
Courier Corp.	2,999	39,107
Covanta Holding Corp. (a)	86,846	1,482,461
Deluxe Corp.	56,165	724,529
EnergySolutions, Inc.	78,262	671,488
EnerNOC, Inc. (a)	6,824	180,563
Ennis, Inc.	24,766	358,859
Fuel Tech, Inc. (a)	25,272	216,581
G&K Services, Inc. Class A	11,022	243,586
Healthcare Services Group, Inc.	26,140	514,697
Herman Miller, Inc.	40,000	607,600
HNI Corp.	29,786	752,692
ICT Group, Inc. (a)(c)	4,570	72,983
InnerWorkings, Inc. (a)(c)	33,190	170,597
Innotrac Corp. (a)	1,400	2,100
Interface, Inc. Class A	32,273	247,857
Intersections, Inc. (a)	8,825	39,713
Iron Mountain, Inc. (a)(c)	129,739	3,113,736

	Shares	Value
Kimball International, Inc. Class B	18,777	$ 153,033
Knoll, Inc.	31,263	303,876
M&F Worldwide Corp. (a)	9,630	318,272
McGrath RentCorp.	20,429	422,267
Metalico, Inc. (a)(c)	15,943	66,004
Mine Safety Appliances Co.	26,989	667,708
Mobile Mini, Inc. (a)(c)	18,629	283,347
Multi-Color Corp.	6,000	66,180
Pitney Bowes, Inc.	142,259	3,277,647
Protection One, Inc. (a)	1,019	6,430
R.R. Donnelley & Sons Co.	159,272	3,277,818
Republic Services, Inc.	227,000	6,401,400
RINO International Corp. (a)(c)	14,000	479,500
Rollins, Inc.	31,849	565,957
Schawk, Inc. Class A	4,896	55,227
Standard Parking Corp. (a)	3,000	48,300
Standard Register Co.	7,404	33,466
Steelcase, Inc. Class A	73,329	400,376
Stericycle, Inc. (a)(c)	63,000	3,447,990
Superior Uniform Group, Inc.	1,000	9,900
Sykes Enterprises, Inc. (a)(c)	34,180	839,119
Team, Inc. (a)(c)	21,099	346,024
Tetra Tech, Inc. (a)(c)	44,000	1,158,960
The Brink's Co.	31,000	696,880
The Geo Group, Inc. (a)	45,990	914,281
TRC Companies, Inc. (a)	5,282	17,800
United Stationers, Inc. (a)(c)	13,932	709,696
Viad Corp. (c)	18,076	333,864
Virco Manufacturing Co.	3,120	9,173
Waste Connections, Inc. (a)(c)	55,000	1,784,750
Waste Management, Inc.	358,942	11,787,655
		61,455,173
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	66,615	1,692,021
Comfort Systems USA, Inc.	50,878	579,500
Dycom Industries, Inc. (a)	30,197	235,235
EMCOR Group, Inc. (a)(c)	53,393	1,270,753
Fluor Corp.	134,457	5,711,733
Furmanite Corp. (a)	20,546	67,391
Granite Construction, Inc. (c)	26,266	787,192
Great Lakes Dredge & Dock Corp.	45,451	267,706
Insituform Technologies, Inc. Class A (a)(c)	24,223	501,416
Integrated Electrical Services, Inc. (a)	13,972	95,149
Jacobs Engineering Group, Inc. (a)(c)	87,151	3,049,413
KBR, Inc.	123,453	2,299,929
Layne Christensen Co. (a)(c)	17,863	464,795
MasTec, Inc. (a)	36,581	466,774
Michael Baker Corp. (a)	7,288	277,308
MYR Group, Inc. (a)	14,365	224,381
Northwest Pipe Co. (a)(c)	12,239	309,280
Orion Marine Group, Inc. (a)	18,394	340,105
Pike Electric Corp. (a)(c)	16,312	149,418
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp. (c)	8,060	$ 60,934
Quanta Services, Inc. (a)(c)	140,715	2,638,406
Shaw Group, Inc. (a)(c)	57,182	1,631,402
Sterling Construction Co., Inc. (a)	30,094	520,626
Tutor Perini Corp. (a)(c)	26,344	437,837
URS Corp. (a)(c)	60,000	2,493,000
		26,571,704
Electrical Equipment - 0.7%
A.O. Smith Corp. (c)	21,401	897,130
A123 Systems, Inc. (c)	21,420	345,933
Active Power, Inc. (a)	10,509	11,140
Acuity Brands, Inc. (c)	26,000	839,280
Allied Motion Technologies, Inc. (a)	4,896	11,016
American Superconductor Corp. (a)(c)	35,578	1,181,190
AMETEK, Inc.	75,500	2,760,280
AZZ, Inc. (a)(c)	14,324	484,867
Baldor Electric Co.	31,504	811,228
Beacon Power Corp. (a)	362	228
Belden, Inc.	34,000	752,080
Brady Corp. Class A (c)	38,539	1,143,838
Broadwind Energy, Inc. (a)(c)	22,000	157,300
C&D Technologies, Inc. (a)(c)	5,300	9,275
Capstone Turbine Corp. (a)(c)	191,870	243,675
Chase Corp.	1,000	10,660
Coleman Cable, Inc. (a)(c)	900	2,799
Emerson Electric Co.	567,000	23,479,470
Encore Wire Corp. (c)	24,064	478,874
Energy Conversion Devices, Inc. (a)(c)	31,072	308,234
Energy Focus, Inc. (a)	3,941	2,798
EnerSys (a)(c)	40,960	932,250
Espey Manufacturing & Electronics Corp.	1,488	29,760
Evergreen Solar, Inc. (a)(c)	178,250	249,550
First Solar, Inc. (a)(c)	35,194	4,191,957
Franklin Electric Co., Inc.	16,711	460,221
FuelCell Energy, Inc. (a)(c)	125,926	385,334
General Cable Corp. (a)(c)	36,000	1,056,960
GrafTech International Ltd. (a)(c)	90,000	1,323,900
GT Solar International, Inc. (a)(c)	21,000	99,540
Hubbell, Inc. Class B	32,956	1,496,532
II-VI, Inc. (a)(c)	19,194	546,645
LSI Industries, Inc.	12,688	91,861
MagneTek, Inc. (a)	3,582	4,943
Microvision, Inc. (a)(c)	3,976	12,962
Nexxus Lighting, Inc. (a)	2,100	9,030
Nortech Systems, Inc. (a)	1,634	5,065
Plug Power, Inc. (a)	25,662	20,530
Polypore International, Inc. (a)(c)	9,236	108,708
Powell Industries, Inc. (a)(c)	6,051	212,390
Power-One, Inc. (a)(c)	23,022	84,721
PowerSecure International, Inc. (a)(c)	3,463	28,570
Regal-Beloit Corp. (c)	27,000	1,281,420

	Shares	Value
Rockwell Automation, Inc. (c)	95,000	$ 4,131,550
Roper Industries, Inc. (c)	62,939	3,275,346
Satcon Technology Corp. (a)(c)	1,200	2,400
SL Industries, Inc. (a)	2,508	17,531
SunPower Corp. Class A (a)(c)	68,252	1,410,769
Tech/Ops Sevcon, Inc. (a)	2,508	7,825
Thomas & Betts Corp. (a)(c)	39,000	1,423,500
Ultralife Corp. (a)(c)	15,600	57,408
UQM Technologies, Inc. (a)	3,800	18,430
Valence Technology, Inc. (a)(c)	12,072	12,917
Valpey Fisher Corp. (a)	2,100	2,730
Vicor Corp. (a)	5,067	41,549
Woodward Governor Co. (c)	41,500	965,290
		57,931,389
Industrial Conglomerates - 2.0%
3M Co.	483,401	37,434,573
Carlisle Companies, Inc.	41,111	1,320,074
General Electric Co.	7,923,669	126,937,177
McDermott International, Inc. (a)	167,927	3,516,391
Otter Tail Corp. (c)	37,712	868,507
Raven Industries, Inc.	17,449	470,949
Seaboard Corp.	119	173,026
Standex International Corp.	12,568	229,366
Textron, Inc. (c)	197,280	3,955,464
Tredegar Corp.	28,430	409,676
United Capital Corp. (a)	2,262	45,263
		175,360,466
Machinery - 2.0%
3D Systems Corp. (a)	2,508	27,412
Actuant Corp. Class A (c)	40,032	653,723
AGCO Corp. (a)(c)	65,563	1,987,215
Alamo Group, Inc.	8,200	121,934
Albany International Corp. Class A	22,131	400,128
Altra Holdings, Inc. (a)	22,128	248,940
American Railcar Industries, Inc.	10,474	110,605
Ampco-Pittsburgh Corp.	6,549	191,493
Astec Industries, Inc. (a)(c)	13,584	339,057
Badger Meter, Inc.	23,687	833,309
Barnes Group, Inc.	30,587	474,404
Blount International, Inc. (a)(c)	31,035	299,488
Briggs & Stratton Corp.	49,425	932,156
Bucyrus International, Inc. Class A (c)	53,638	2,777,912
Cascade Corp.	10,279	233,025
Caterpillar, Inc. (c)	469,000	27,384,910
Chart Industries, Inc. (a)	22,666	376,256
CIRCOR International, Inc.	15,202	366,976
CLARCOR, Inc. (c)	35,512	1,131,767
Colfax Corp. (a)	22,381	277,972
Columbus McKinnon Corp. (NY Shares) (a)	8,038	126,197
Commercial Vehicle Group, Inc. (a)	19,815	105,614
Crane Co.	36,024	1,006,871
Cummins, Inc.	138,000	6,196,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Danaher Corp. (c)	186,190	$ 13,204,595
Deere & Co.	302,631	16,193,785
Donaldson Co., Inc.	48,515	2,061,888
Dover Corp.	127,168	5,198,628
Dynamic Materials Corp.	14,847	284,023
Eaton Corp.	116,714	7,458,025
Energy Recovery, Inc. (a)(c)	21,981	122,874
EnPro Industries, Inc. (a)(c)	29,592	678,840
ESCO Technologies, Inc. (c)	17,800	594,520
Federal Signal Corp.	42,097	241,216
Flanders Corp. (a)	9,957	47,097
Flow International Corp. (a)	28,106	70,546
Flowserve Corp. (c)	41,000	4,077,860
Force Protection, Inc. (a)	66,175	341,463
FreightCar America, Inc.	19,278	351,824
Gardner Denver, Inc. (c)	37,000	1,384,910
Gorman-Rupp Co. (c)	13,215	329,054
Graco, Inc. (c)	47,766	1,345,568
Greenbrier Companies, Inc. (c)	4,470	47,963
Hardinge, Inc.	11,551	57,755
Harsco Corp.	62,697	1,945,488
Hurco Companies, Inc. (a)	3,204	45,657
IDEX Corp.	60,393	1,789,445
Illinois Tool Works, Inc. (c)	324,472	15,782,318
John Bean Technologies Corp.	27,405	470,544
Joy Global, Inc.	77,000	4,122,580
K-Tron International, Inc. (a)	2,000	191,700
Kadant, Inc. (a)	14,460	208,513
Kaydon Corp.	23,000	817,880
Kennametal, Inc. (c)	54,000	1,215,000
L.B. Foster Co. Class A (a)	12,372	338,745
Lincoln Electric Holdings, Inc. (c)	30,000	1,541,400
Lindsay Corp.	11,966	419,887
Manitowoc Co., Inc.	105,350	1,034,537
Middleby Corp. (a)(c)	19,442	871,974
Miller Industries, Inc. (a)	360	3,960
Mueller Industries, Inc.	22,488	528,693
Mueller Water Products, Inc. Class A	101,652	512,326
NACCO Industries, Inc. Class A	2,834	143,202
Navistar International Corp. (a)	37,345	1,232,758
NN, Inc. (a)	14,100	53,862
Nordson Corp. (c)	22,618	1,212,551
Omega Flex, Inc.	300	4,977
Oshkosh Co. (c)	65,457	2,600,607
PACCAR, Inc. (c)	248,479	9,213,601
Pall Corp. (c)	82,893	2,638,484
Parker Hannifin Corp. (c)	122,000	6,583,120
Pentair, Inc. (c)	80,000	2,408,000
RBC Bearings, Inc. (a)	25,395	588,148
Robbins & Myers, Inc.	31,812	731,358
Sauer-Danfoss, Inc. (c)	8,867	76,611

	Shares	Value
Snap-On, Inc.	40,000	$ 1,446,000
SPX Corp.	35,454	1,889,344
Sun Hydraulics Corp. (c)	15,000	354,750
Tecumseh Products Co. Class A (non-vtg.) (a)(c)	21,767	248,579
Tennant Co.	16,284	443,250
Terex Corp. (a)	77,914	1,467,121
The Stanley Works	56,000	2,719,920
Timken Co.	52,000	1,282,840
Titan International, Inc.	19,673	162,892
Toro Co. (c)	28,710	1,143,806
Trinity Industries, Inc. (c)	57,000	1,075,590
Twin Disc, Inc.	8,348	79,223
Valmont Industries, Inc. (c)	13,685	1,048,818
Wabash National Corp. (a)	10,432	17,213
Wabtec Corp. (c)	36,463	1,403,826
Watts Water Technologies, Inc. Class A	14,756	452,271
		175,259,367
Marine - 0.0%
Alexander & Baldwin, Inc.	27,063	826,775
American Commercial Lines, Inc. (a)(c)	12,962	253,926
Eagle Bulk Shipping, Inc. (c)	88,868	502,993
Excel Maritime Carriers Ltd. (c)	46,988	324,687
Genco Shipping & Trading Ltd. (c)	31,967	750,585
Horizon Lines, Inc. Class A	12,977	69,427
International Shipholding Corp.	4,000	132,840
Kirby Corp. (a)(c)	39,326	1,311,522
OceanFreight, Inc.	15,914	17,983
TBS International Ltd. Class A (a)(c)	21,840	169,260
		4,359,998
Professional Services - 0.3%
Administaff, Inc.	13,010	289,993
Advisory Board Co. (a)	16,258	425,960
Barrett Business Services, Inc.	2,508	27,337
CBIZ, Inc. (a)(c)	43,495	299,246
CDI Corp.	7,155	85,001
Comsys IT Partners, Inc. (a)	36	300
Corporate Executive Board Co.	28,235	591,806
CoStar Group, Inc. (a)(c)	13,226	525,469
CRA International, Inc. (a)	18,135	451,017
Diamond Management & Technology Consultants, Inc.	6,807	44,314
Dun & Bradstreet Corp.	34,667	2,724,480
Equifax, Inc.	91,067	2,609,070
Exponent, Inc. (a)	18,059	487,412
FTI Consulting, Inc. (a)(c)	39,000	1,804,140
GP Strategies Corp. (a)	1,600	9,728
Heidrick & Struggles International, Inc.	25,893	731,477
Hudson Highland Group, Inc. (a)	6,919	27,814
Huron Consulting Group, Inc. (a)(c)	19,198	437,714
ICF International, Inc. (a)(c)	12,346	333,342
IHS, Inc. Class A (a)(c)	33,269	1,672,765
Kelly Services, Inc. Class A (non-vtg.) (c)	22,445	235,448
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Kforce, Inc. (a)	30,240	$ 391,608
Korn/Ferry International (a)(c)	29,749	482,529
LECG Corp. (a)	11,382	34,715
Manpower, Inc.	55,699	2,743,733
Monster Worldwide, Inc. (a)(c)	84,001	1,227,255
MPS Group, Inc. (a)(c)	55,579	758,653
Navigant Consulting, Inc. (a)(c)	34,325	454,806
On Assignment, Inc. (a)	30,613	194,086
RCM Technologies, Inc. (a)	1,400	3,430
Resources Connection, Inc. (a)(c)	37,123	715,360
Robert Half International, Inc.	113,000	2,523,290
School Specialty, Inc. (a)(c)	11,351	258,803
Spherion Corp. (a)	36,388	190,309
Spherix, Inc. (a)	2,713	3,934
TrueBlue, Inc. (a)	31,970	388,755
Verisk Analytics, Inc.	63,445	1,707,305
Volt Information Sciences, Inc. (a)	2,508	22,246
Watson Wyatt Worldwide, Inc. Class A	31,000	1,281,540
		27,196,190
Road & Rail - 1.0%
AMERCO (a)(c)	5,493	281,571
Arkansas Best Corp. (c)	14,333	352,878
Avis Budget Group, Inc. (a)(c)	91,148	888,693
Burlington Northern Santa Fe Corp.	208,251	20,471,073
Celadon Group, Inc. (a)	4,374	41,859
Con-way, Inc.	37,475	1,135,493
Covenant Transport Group, Inc. Class A (a)	2,866	12,524
CSX Corp.	295,742	14,041,830
Dollar Thrifty Automotive Group, Inc. (a)(c)	21,490	396,705
Genesee & Wyoming, Inc. Class A (a)(c)	22,228	691,735
Heartland Express, Inc. (c)	37,647	555,293
Hertz Global Holdings, Inc. (a)(c)	129,832	1,272,354
J.B. Hunt Transport Services, Inc.	63,408	2,020,179
Kansas City Southern (a)(c)	66,495	1,903,752
Knight Transportation, Inc.	37,691	641,124
Landstar System, Inc. (c)	37,300	1,392,036
Marten Transport Ltd. (a)	18,707	315,400
Norfolk Southern Corp.	270,000	13,878,000
Old Dominion Freight Lines, Inc. (a)(c)	16,944	448,677
Quality Distribution, Inc. (a)	633	2,222
RailAmerica, Inc.	16,546	211,789
Ryder System, Inc. (c)	42,000	1,702,680
Saia, Inc. (a)(c)	13,559	195,521
Union Pacific Corp.	368,902	23,336,741
Werner Enterprises, Inc. (c)	38,825	724,475
YRC Worldwide, Inc. (a)(c)	73,723	83,307
		86,997,911
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	83,287

	Shares	Value
Aircastle Ltd. (c)	24,900	$ 220,614
Applied Industrial Technologies, Inc. (c)	27,153	563,425
Beacon Roofing Supply, Inc. (a)(c)	32,220	495,221
BlueLinx Corp. (a)	10,747	28,480
Fastenal Co. (c)	101,000	3,745,080
GATX Corp.	33,347	962,728
H&E Equipment Services, Inc. (a)	20,181	186,876
Houston Wire & Cable Co.	12,212	135,675
Interline Brands, Inc. (a)	23,660	397,961
Kaman Corp.	19,994	452,864
Lawson Products, Inc.	2,164	31,053
MSC Industrial Direct Co., Inc. Class A (c)	29,000	1,331,100
RSC Holdings, Inc. (a)(c)	36,805	234,080
Rush Enterprises, Inc. Class A (a)(c)	29,403	316,670
TAL International Group, Inc.	19,431	265,427
Titan Machinery, Inc. (a)(c)	22,348	250,968
United Rentals, Inc. (a)	47,069	433,976
W.W. Grainger, Inc. (c)	42,021	4,105,452
Watsco, Inc. (c)	19,797	993,018
WESCO International, Inc. (a)(c)	28,000	730,800
Willis Lease Finance Corp. (a)	1,200	16,860
		15,981,615
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (c)	15,667	146,643
Quixote Corp. (a)(c)	700	1,337
		147,980
TOTAL INDUSTRIALS		927,392,643
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.5%
3Com Corp. (a)(c)	336,728	2,481,685
Acme Packet, Inc. (a)	28,974	297,273
ADC Telecommunications, Inc. (a)(c)	85,518	524,225
Adtran, Inc. (c)	45,000	950,850
Airvana, Inc. (a)	25,572	155,222
Alliance Fiber Optic Products, Inc.	2,400	2,784
AltiGen Communications, Inc. (a)	3,200	3,296
Anaren, Inc. (a)	27,831	383,233
Arris Group, Inc. (a)(c)	85,448	853,626
Aruba Networks, Inc. (a)(c)	55,800	446,400
Avocent Corp. (a)(c)	37,291	931,529
Bel Fuse, Inc. Class B (non-vtg.)	8,180	145,931
BigBand Networks, Inc. (a)	52,482	188,410
Black Box Corp.	20,932	590,073
Blonder Tongue Laboratories, Inc. (a)	3,900	3,900
Blue Coat Systems, Inc. (a)(c)	35,999	951,454
Brocade Communications Systems, Inc. (a)	289,563	2,053,002
Ciena Corp. (a)(c)	88,447	1,074,631
Cisco Systems, Inc. (a)	4,310,000	100,854,000
Comarco, Inc. (a)	450	1,260
CommScope, Inc. (a)	63,865	1,604,927
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Communications Systems, Inc.	2,718	$ 30,849
Comtech Telecommunications Corp. (a)(c)	26,101	750,143
DG FastChannel, Inc. (a)(c)	22,521	606,941
Digi International, Inc. (a)	24,959	196,927
Ditech Networks, Inc. (a)	8,447	11,235
EchoStar Holding Corp. Class A (a)	40,085	778,852
EMCORE Corp. (a)(c)	46,234	41,611
EMS Technologies, Inc. (a)	24,115	310,601
Emulex Corp. (a)	68,229	664,550
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	176,632
F5 Networks, Inc. (a)(c)	56,869	2,674,549
Finisar Corp. (a)	44,205	402,266
Globecomm Systems, Inc. (a)	13,582	108,792
Harmonic, Inc. (a)	87,814	444,339
Harris Corp.	95,000	4,170,500
Harris Stratex Networks, Inc. Class A (a)(c)	77,479	486,568
Hughes Communications, Inc. (a)(c)	3,000	77,100
Infinera Corp. (a)(c)	69,196	569,483
InterDigital, Inc. (a)(c)	34,017	809,264
Ixia (a)	28,654	189,976
JDS Uniphase Corp. (a)(c)	212,652	1,571,498
Juniper Networks, Inc. (a)(c)	381,275	9,962,716
KVH Industries, Inc. (a)	1,838	22,185
Lantronix, Inc. (a)	500	278
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	251,272
Motorola, Inc. (c)	1,610,609	12,900,978
NETGEAR, Inc. (a)(c)	56,887	1,129,207
Network Engines, Inc. (a)	2,300	3,128
Network Equipment Technologies, Inc. (a)	17,660	60,574
NumereX Corp. Class A (a)	3,105	12,575
Occam Networks, Inc. (a)	85	334
Oclaro, Inc. (a)	71,776	90,438
Oplink Communications, Inc. (a)(c)	17,767	306,303
Opnext, Inc. (a)	11,814	21,620
Optelecom Nkf, Inc. (a)	529	1,058
Optical Cable Corp. (a)	656	2,099
ORBCOMM, Inc. (a)	23,301	54,990
Palm, Inc. (a)(c)	103,061	1,124,396
Parkervision, Inc. (a)(c)	17,441	31,743
PC-Tel, Inc. (a)	2,627	15,026
Performance Technologies, Inc. (a)	3,463	9,489
Plantronics, Inc. (c)	36,731	850,323
Polycom, Inc. (a)(c)	61,510	1,326,156
Powerwave Technologies, Inc. (a)	103,954	145,536
QUALCOMM, Inc.	1,203,511	54,157,995
Riverbed Technology, Inc. (a)(c)	43,842	892,623
SCM Microsystems, Inc. (a)	600	1,584
SeaChange International, Inc. (a)	20,553	114,686

	Shares	Value
Sonus Networks, Inc. (a)(c)	232,659	$ 507,197
Starent Networks Corp. (a)	28,603	986,517
Sycamore Networks, Inc.	161,765	457,795
Symmetricom, Inc. (a)	25,258	110,883
Tekelec (a)(c)	52,160	741,715
Tellabs, Inc. (a)	242,872	1,362,512
Telular Corp. (a)	2,100	7,350
Tollgrade Communications, Inc. (a)	2,548	15,033
UTStarcom, Inc. (a)(c)	75,765	130,316
ViaSat, Inc. (a)(c)	20,420	625,873
Westell Technologies, Inc. Class A (a)	4,212	4,928
Zoom Technologies, Inc. (a)(c)	28,169	205,634
		218,215,452
Computers & Peripherals - 4.9%
3PAR, Inc. (a)(c)	27,667	283,587
ActivIdentity Corp. (a)	55,312	117,815
Adaptec, Inc. (a)	132,864	415,864
Apple, Inc. (a)	666,000	133,140,060
Astro-Med, Inc.	5,359	37,674
Avid Technology, Inc. (a)(c)	21,770	259,063
Compellent Technologies, Inc. (a)(c)	21,790	452,578
Concurrent Computer Corp. (a)	1,148	4,007
Cray, Inc. (a)	27,805	194,357
Datalink Corp. (a)	2,627	10,245
Dataram Corp. (a)(c)	3,881	14,049
Dell, Inc. (a)(c)	1,259,560	17,784,987
Diebold, Inc.	44,317	1,114,129
Dot Hill Systems Corp. (a)	5,816	10,876
Electronics for Imaging, Inc. (a)(c)	64,810	778,368
EMC Corp. (a)	1,515,490	25,505,697
Hauppauge Digital, Inc. (a)	500	375
Hewlett-Packard Co.	1,775,000	87,081,500
Hutchinson Technology, Inc. (a)	11,789	83,820
Hypercom Corp. (a)	9,287	28,232
iGO, Inc. (a)(c)	6,906	8,494
Imation Corp.	17,514	153,598
Immersion Corp. (a)(c)	36,085	144,340
Intermec, Inc. (a)(c)	33,285	409,073
International Business Machines Corp.	991,861	125,321,637
Interphase Corp. (a)	2,276	5,280
Intevac, Inc. (a)	15,683	195,097
LaserCard Corp. (a)	2,369	12,722
Lexmark International, Inc. Class A (a)(c)	57,487	1,446,948
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)(c)	102,146	961,194
NetApp, Inc. (a)(c)	243,854	7,515,580
Novatel Wireless, Inc. (a)(c)	32,010	268,244
Overland Storage, Inc. (a)	2,079	1,642
Presstek, Inc. (a)	8,481	19,167
QLogic Corp. (a)(c)	95,448	1,712,337
Quantum Corp. (a)(c)	145,293	354,515
Rimage Corp. (a)	7,000	113,680
SanDisk Corp. (a)(c)	157,329	3,102,528
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Scan-Optics, Inc. (a)	300	$ 0
Seagate Technology (c)	368,586	5,576,706
Silicon Graphics International Corp. (a)	10,523	63,664
STEC, Inc. (a)(c)	30,010	371,824
Stratasys, Inc. (a)(c)	27,535	408,895
Sun Microsystems, Inc. (a)	526,893	4,483,859
Super Micro Computer, Inc. (a)	15,000	146,100
Synaptics, Inc. (a)(c)	23,677	637,858
Teradata Corp. (a)	126,224	3,698,363
Video Display Corp. (a)	3,439	15,097
ViewCast.com, Inc. (a)	13,700	2,466
Western Digital Corp. (a)(c)	167,368	6,165,837
		430,634,028
Electronic Equipment & Components - 0.8%
Acacia Research Corp. - Acacia Technologies (a)(c)	35,320	266,666
Advanced Photonix, Inc. Class A (a)	5,286	3,383
Agilent Technologies, Inc. (a)(c)	245,983	7,113,828
Agilysys, Inc.	29,574	243,986
American Technology Corp. (a)(c)	900	1,305
Amphenol Corp. Class A	123,000	5,067,600
Anixter International, Inc. (a)(c)	21,000	907,620
Arrow Electronics, Inc. (a)	80,391	2,112,675
Avnet, Inc. (a)	100,088	2,727,398
AVX Corp.	28,540	344,192
Axcess, Inc. (a)	1,600	720
Benchmark Electronics, Inc. (a)(c)	61,344	1,106,032
Brightpoint, Inc. (a)(c)	59,347	426,111
CalAmp Corp. (a)	3,621	12,963
Checkpoint Systems, Inc. (a)(c)	28,100	398,458
Clearfield, Inc. (a)	2,800	8,204
Cogent, Inc. (a)	35,833	305,655
Cognex Corp.	28,237	464,781
Coherent, Inc. (a)	23,737	603,395
Corning, Inc.	1,172,574	19,558,534
CTS Corp.	21,333	197,757
Daktronics, Inc.	37,452	317,218
Dolby Laboratories, Inc. Class A (a)(c)	35,000	1,565,200
DTS, Inc. (a)(c)	21,936	661,151
Echelon Corp. (a)(c)	28,938	320,054
Electro Rent Corp.	2,627	26,612
Electro Scientific Industries, Inc. (a)	25,174	244,943
Entorian Technologies, Inc. (a)	46	216
FARO Technologies, Inc. (a)	21,693	423,230
FLIR Systems, Inc. (a)(c)	110,449	3,169,886
Frequency Electronics, Inc. (a)	500	2,350
Gerber Scientific, Inc. (a)	4,538	22,690
Giga-Tronics, Inc. (a)	3,000	6,990
GTSI Corp. (a)	2,376	14,636
IEC Electronics Corp. (a)	100	412
Ingram Micro, Inc. Class A (a)	100,872	1,713,815

	Shares	Value
Insight Enterprises, Inc. (a)(c)	30,442	$ 308,986
IPG Photonics Corp. (a)(c)	19,405	290,493
Iteris, Inc. (a)	1,200	1,812
Itron, Inc. (a)(c)	26,655	1,620,357
Jabil Circuit, Inc.	143,547	1,910,611
Keithley Instruments, Inc.	11,433	47,904
L-1 Identity Solutions, Inc. (a)(c)	60,627	372,250
LeCroy Corp. (a)	2,030	8,323
LightPath Technologies, Inc. Class A (a)	437	782
Littelfuse, Inc. (a)	28,850	755,293
LoJack Corp. (a)	24,509	97,056
Mace Security International, Inc. (a)	1,100	880
Maxwell Technologies, Inc. (a)(c)	16,314	268,202
Measurement Specialties, Inc. (a)	9,947	90,418
Mercury Computer Systems, Inc. (a)	16,844	178,715
Merix Corp. (a)	1,450	2,567
Merrimac Industries, Inc. (a)	500	4,580
Mesa Laboratories, Inc.	2,540	61,062
Methode Electronics, Inc. Class A	32,238	256,614
Micronetics, Inc. (a)	1,137	3,411
MOCON, Inc.	2,570	21,922
Molex, Inc. (c)	100,000	1,859,000
MTS Systems Corp.	19,462	501,536
Multi-Fineline Electronix, Inc. (a)(c)	11,912	296,966
National Instruments Corp. (c)	42,603	1,215,464
Newport Corp. (a)	27,067	197,860
NU Horizons Electronics Corp. (a)	4,122	15,828
OSI Systems, Inc. (a)(c)	24,345	497,368
Park Electrochemical Corp.	18,978	448,830
PC Connection, Inc. (a)	2,687	16,471
PC Mall, Inc. (a)	500	2,895
Planar Systems, Inc. (a)	2,649	6,331
Plexus Corp. (c)	30,922	839,842
RadiSys Corp. (a)(c)	4,060	37,880
Research Frontiers, Inc. (a)(c)	2,000	7,740
Richardson Electronics Ltd.	2,923	17,363
Rofin-Sinar Technologies, Inc. (a)(c)	19,978	455,099
Rogers Corp. (a)(c)	21,541	606,595
Sanmina-SCI Corp. (a)	39,734	321,051
ScanSource, Inc. (a)(c)	22,961	534,302
SMART Modular Technologies (WWH), Inc. (a)	9,803	43,427
Spectrum Control, Inc. (a)	1,791	15,653
SYNNEX Corp. (a)(c)	17,416	493,047
Tech Data Corp. (a)	35,292	1,486,146
Technitrol, Inc.	21,812	110,369
Trimble Navigation Ltd. (a)(c)	84,063	1,877,127
TTM Technologies, Inc. (a)(c)	52,954	549,133
Universal Display Corp. (a)(c)	23,490	250,873
Vishay Intertechnology, Inc. (a)(c)	175,993	1,275,949
X-Rite, Inc. (a)	29,750	62,178
Zygo Corp. (a)	11,433	74,543
		70,779,770
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(c)	133,809	$ 3,211,416
Ancestry.com, Inc.	5,542	72,877
Archipelago Learning, Inc.	3,572	66,082
Art Technology Group, Inc. (a)(c)	138,322	558,821
Autobytel, Inc. (a)	6,680	6,613
Communication Intelligence Corp. (a)	3,800	570
comScore, Inc. (a)	24,813	397,256
Constant Contact, Inc. (a)	16,476	294,261
DealerTrack Holdings, Inc. (a)(c)	56,207	958,891
Digital River, Inc. (a)(c)	26,281	663,070
DivX, Inc. (a)(c)	15,267	77,556
EarthLink, Inc.	92,443	760,806
EasyLink Services International Corp. (a)	600	1,116
eBay, Inc. (a)(c)	792,016	19,380,632
Equinix, Inc. (a)(c)	27,000	2,597,130
Google, Inc. Class A (a)	173,062	100,895,146
GSI Commerce, Inc. (a)(c)	19,559	436,948
IAC/InterActiveCorp (a)	58,291	1,133,760
iMergent, Inc.	7,660	47,032
InfoSpace, Inc. (a)	38,127	311,879
Innodata Isogen, Inc. (a)(c)	10,986	57,457
Internap Network Services Corp. (a)(c)	31,452	117,001
Internet America, Inc. (a)	4,200	1,470
Internet Capital Group, Inc. (a)	38,165	245,401
iPass, Inc.	26,101	30,538
j2 Global Communications, Inc. (a)(c)	31,250	621,250
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	223,120
Liquidity Services, Inc. (a)(c)	10,000	82,200
LogMeIn, Inc. (c)	14,000	249,620
LoopNet, Inc. (a)	38,132	388,565
Marchex, Inc. Class B (c)	33,368	154,828
ModusLink Global Solutions, Inc. (a)	27,194	219,728
Move, Inc. (a)	91,866	141,474
NIC, Inc.	56,640	490,502
On2.Com, Inc. (a)	22,666	13,373
Onstream Media Corp. (a)	206	70
OpenTable, Inc. (c)	11,556	305,887
Openwave Systems, Inc. (a)(c)	28,230	66,623
Perficient, Inc. (a)	16,992	142,393
Rackspace Hosting, Inc. (a)(c)	64,626	1,196,227
RealNetworks, Inc. (a)(c)	104,429	341,483
Saba Software, Inc. (a)	3,088	13,000
SAVVIS, Inc. (c)	49,706	622,319
Selectica, Inc. (a)	12,868	3,346
Support.com, Inc. (a)	12,011	28,466
Switch & Data Facilities Co., Inc. (a)(c)	18,195	335,880
Terremark Worldwide, Inc. (a)(c)	7,893	48,226
The Knot, Inc. (a)(c)	26,713	254,842
TheStreet.com, Inc.	4,299	10,017
United Online, Inc. (c)	83,735	569,398

	Shares	Value
ValueClick, Inc. (a)(c)	64,977	$ 612,733
VeriSign, Inc. (a)(c)	138,500	3,107,940
Vocus, Inc. (a)	27,197	444,399
Web.com, Inc. (a)	15,761	93,778
WebMD Health Corp. Class A (a)(c)	40,840	1,482,492
WebMediaBrands, Inc. (a)	1,200	804
Yahoo!, Inc. (a)	944,006	14,131,770
Zix Corp. (a)	10,905	17,230
		158,737,712
IT Services - 1.6%
Acxiom Corp. (a)	49,085	566,441
Affiliated Computer Services, Inc. Class A (a)	63,589	3,510,113
Alliance Data Systems Corp. (a)(c)	44,989	2,743,879
Automatic Data Processing, Inc.	358,248	15,565,876
Broadridge Financial Solutions, Inc.	105,000	2,307,900
CACI International, Inc. Class A (a)(c)	21,000	974,820
Ciber, Inc. (a)	62,714	198,803
Cognizant Technology Solutions Corp. Class A (a)	220,454	9,684,544
Computer Sciences Corp. (a)(c)	114,000	6,305,340
Convergys Corp. (a)(c)	93,827	1,048,986
CSG Systems International, Inc. (a)	23,020	445,667
CSP, Inc. (a)	4,299	14,617
CyberSource Corp. (a)(c)	60,885	1,045,395
DST Systems, Inc. (a)(c)	27,403	1,164,079
Dynamics Research Corp. (a)	2,841	32,672
Echo Global Logistics, Inc.	4,308	54,625
Edgewater Technology, Inc. (a)	3,344	9,163
eLoyalty Corp. (a)	5,011	35,077
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(c)	42,896	911,111
Fidelity National Information Services, Inc.	222,850	5,036,410
Fiserv, Inc. (a)(c)	117,000	5,410,080
Forrester Research, Inc. (a)	12,145	304,232
Gartner, Inc. Class A (a)(c)	46,439	878,626
Genpact Ltd. (a)(c)	45,700	593,186
Global Cash Access Holdings, Inc. (a)(c)	36,284	269,953
Global Payments, Inc. (c)	59,000	3,024,340
Hackett Group, Inc. (a)(c)	2,704	7,193
Heartland Payment Systems, Inc.	35,890	383,664
Hewitt Associates, Inc. Class A (a)(c)	62,000	2,491,160
iGate Corp.	5,233	49,975
infoGROUP, Inc. (a)	18,601	150,668
Integral Systems, Inc. (a)(c)	21,096	187,543
Lender Processing Services, Inc.	73,000	3,049,940
Lionbridge Technologies, Inc. (a)(c)	21,896	43,573
ManTech International Corp. Class A (a)(c)	16,496	713,947
Mastech Holdings, Inc. (a)	348	1,730
MasterCard, Inc. Class A (c)	73,021	17,587,838
Maximus, Inc.	18,351	853,138
MoneyGram International, Inc. (a)(c)	39,244	97,325
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
NCI, Inc. Class A (a)(c)	7,500	$ 188,700
NeuStar, Inc. Class A (a)(c)	56,000	1,310,400
Online Resources Corp. (a)	30,570	168,135
Paychex, Inc. (c)	229,139	7,183,508
PFSweb, Inc. (a)	2,111	2,787
RightNow Technologies, Inc. (a)(c)	24,176	341,849
SAIC, Inc. (a)	135,107	2,407,607
Sapient Corp. (a)(c)	95,545	703,211
SRA International, Inc. Class A (a)(c)	32,151	580,326
StarTek, Inc. (a)	2,269	15,724
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (c)	15,040	568,963
Teletech Holdings, Inc. (a)	22,443	432,925
The Management Network Group, Inc. (a)	1,200	612
The Western Union Co.	506,917	9,352,619
TNS, Inc. (a)	28,980	725,949
Total System Services, Inc. (c)	141,339	2,442,338
TSR, Inc.	100	230
Unisys Corp. (a)	23,868	765,924
VeriFone Holdings, Inc. (a)(c)	60,045	796,197
Visa, Inc. Class A (c)	325,101	26,333,181
Wilhelmina International, Inc. (a)	1,200	127
Wright Express Corp. (a)	25,873	754,715
		142,829,656
Office Electronics - 0.0%
Xerox Corp. (c)	613,289	4,722,325
Zebra Technologies Corp. Class A (a)(c)	45,996	1,223,954
		5,946,279
Semiconductors & Semiconductor Equipment - 2.6%
Actel Corp. (a)	29,247	341,020
Advanced Analogic Technologies, Inc. (a)	28,971	92,707
Advanced Energy Industries, Inc. (a)(c)	36,156	395,185
Advanced Micro Devices, Inc. (a)(c)	456,333	3,198,894
AEHR Test Systems (a)	3,637	5,492
Aetrium, Inc. (a)	2,400	6,192
Altera Corp. (c)	200,000	4,206,000
Amkor Technology, Inc. (a)(c)	92,060	510,933
Amtech Systems, Inc. (a)	4,180	24,996
ANADIGICS, Inc. (a)(c)	46,131	142,083
Analog Devices, Inc.	199,979	5,997,370
Applied Materials, Inc. (c)	947,752	11,666,827
Applied Micro Circuits Corp. (a)(c)	44,590	331,304
Atheros Communications, Inc. (a)(c)	40,105	1,141,789
Atmel Corp. (a)(c)	282,925	1,123,212
ATMI, Inc. (a)(c)	27,202	422,991
Axcelis Technologies, Inc. (a)	87,927	99,358
AXT, Inc. (a)	6,090	14,677
Broadcom Corp. Class A (a)(c)	291,860	8,522,312
Brooks Automation, Inc. (a)	54,086	396,450

	Shares	Value
Cabot Microelectronics Corp. (a)(c)	28,192	$ 862,393
California Micro Devices Corp. (a)	1,400	4,200
Cavium Networks, Inc. (a)(c)	42,346	854,119
Ceva, Inc. (a)	3,705	43,126
Cirrus Logic, Inc. (a)(c)	72,913	395,918
Cohu, Inc.	21,049	247,957
Conexant Systems, Inc. (a)	15,804	36,033
Cree, Inc. (a)(c)	64,582	3,088,957
Cymer, Inc. (a)(c)	29,899	999,823
Cypress Semiconductor Corp. (a)(c)	108,413	1,037,512
Diodes, Inc. (a)(c)	24,821	435,360
DSP Group, Inc. (a)	29,152	183,366
Entegris, Inc. (a)	120,306	501,676
Exar Corp. (a)	31,629	222,036
Fairchild Semiconductor International, Inc. (a)(c)	113,948	922,979
FEI Co. (a)	29,919	730,622
FormFactor, Inc. (a)(c)	40,019	678,322
FSI International, Inc. (a)	5,015	5,868
Hittite Microwave Corp. (a)(c)	17,471	659,006
Ikanos Communications, Inc. (a)	40,760	67,254
Integrated Device Technology, Inc. (a)	138,543	784,153
Integrated Silicon Solution, Inc. (a)	3,011	14,453
Intel Corp.	4,178,536	80,227,891
International Rectifier Corp. (a)(c)	56,202	1,052,101
Intersil Corp. Class A (c)	90,212	1,165,539
Intest Corp. (a)	2,530	2,024
IXYS Corp. (a)	43,219	278,330
KLA-Tencor Corp. (c)	114,466	3,575,918
Kopin Corp. (a)	11,225	48,380
Kulicke & Soffa Industries, Inc. (a)(c)	45,820	208,023
Lam Research Corp. (a)(c)	89,276	3,034,491
Lattice Semiconductor Corp. (a)	90,325	197,812
Linear Technology Corp. (c)	146,395	3,948,273
LSI Corp. (a)(c)	463,843	2,453,729
LTX-Credence Corp. (a)	32,421	43,768
Marvell Technology Group Ltd. (a)	380,886	5,873,262
Mattson Technology, Inc. (a)	45,794	112,653
Maxim Integrated Products, Inc.	220,000	3,872,000
MEMC Electronic Materials, Inc. (a)(c)	156,460	1,883,778
Micrel, Inc. (c)	38,851	277,785
Microchip Technology, Inc. (c)	128,884	3,383,205
Micron Technology, Inc. (a)(c)	608,179	4,573,506
Microsemi Corp. (a)(c)	61,682	939,417
Microtune, Inc. (a)(c)	70,701	123,020
Mindspeed Technologies, Inc. (a)	6,021	24,505
MIPS Technologies, Inc. (a)	7,762	29,185
MKS Instruments, Inc. (a)(c)	43,222	654,813
Monolithic Power Systems, Inc. (a)(c)	25,069	538,984
MoSys, Inc. (a)	5,107	18,538
Nanometrics, Inc. (a)(c)	800	8,656
National Semiconductor Corp. (c)	163,098	2,381,231
Netlogic Microsystems, Inc. (a)(c)	25,704	1,048,723
Novellus Systems, Inc. (a)(c)	77,164	1,596,523
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVE Corp. (a)(c)	5,000	$ 188,250
NVIDIA Corp. (a)(c)	404,336	5,280,628
Omnivision Technologies, Inc. (a)(c)	54,447	760,080
ON Semiconductor Corp. (a)(c)	307,507	2,386,254
PDF Solutions, Inc. (a)	5,015	16,800
Pericom Semiconductor Corp. (a)(c)	20,374	210,056
Photronics, Inc. (a)(c)	52,431	211,821
Pixelworks, Inc. (a)	2,229	6,063
PLX Technology, Inc. (a)(c)	4,640	14,198
PMC-Sierra, Inc. (a)	148,931	1,181,023
Power Integrations, Inc.	34,534	1,159,997
QuickLogic Corp. (a)	5,724	8,586
Rambus, Inc. (a)(c)	79,669	1,419,702
Ramtron International Corp. (a)	5,613	9,654
RF Micro Devices, Inc. (a)(c)	130,039	561,768
Rudolph Technologies, Inc. (a)	4,324	28,106
Semitool, Inc. (a)	5,613	61,575
Semtech Corp. (a)(c)	46,483	744,658
Sigma Designs, Inc. (a)(c)	26,543	310,022
Silicon Image, Inc. (a)	98,207	215,073
Silicon Laboratories, Inc. (a)(c)	39,553	1,670,323
Silicon Storage Technology, Inc. (a)	22,297	50,837
Skyworks Solutions, Inc. (a)(c)	117,453	1,445,846
Standard Microsystems Corp. (a)(c)	30,821	592,996
Supertex, Inc. (a)(c)	18,603	444,984
Techwell, Inc. (a)(c)	12,000	139,920
Tegal Corp. (a)	508	594
Teradyne, Inc. (a)(c)	147,810	1,309,597
Tessera Technologies, Inc. (a)	37,851	895,933
Texas Instruments, Inc.	957,940	24,226,303
TranSwitch Corp. (a)	2,419	6,701
Trident Microsystems, Inc. (a)(c)	25,747	48,662
Trio-Tech International (a)	4,299	12,080
TriQuint Semiconductor, Inc. (a)(c)	118,241	643,231
Ultra Clean Holdings, Inc. (a)	15,000	89,250
Ultratech, Inc. (a)(c)	39,291	517,855
Varian Semiconductor Equipment Associates, Inc. (a)(c)	45,773	1,333,367
Veeco Instruments, Inc. (a)(c)	23,319	636,842
Virage Logic Corp. (a)	3,759	21,050
Volterra Semiconductor Corp. (a)(c)	32,732	539,751
White Electronic Designs Corp. (a)	3,800	16,378
Xilinx, Inc. (c)	187,762	4,250,932
Zoran Corp. (a)	59,085	540,037
		229,198,771
Software - 4.1%
ACI Worldwide, Inc. (a)(c)	38,108	628,020
Activision Blizzard, Inc. (a)	401,921	4,577,880
Actuate Corp. (a)	49,055	197,692
Adept Technology, Inc. (a)	680	1,768
Adobe Systems, Inc. (a)(c)	393,213	13,793,912

	Shares	Value
Advent Software, Inc. (a)(c)	15,807	$ 599,401
American Software, Inc. Class A	4,418	27,038
ANSYS, Inc. (a)(c)	59,474	2,315,918
ArcSight, Inc. (a)	23,390	532,123
Ariba, Inc. (a)(c)	83,074	900,522
Authentidate Holding Corp. (a)	1,900	2,679
Autodesk, Inc. (a)(c)	160,163	3,755,822
Bitstream, Inc. Class A (a)	6,051	41,449
Blackbaud, Inc.	31,757	706,911
Blackboard, Inc. (a)(c)	24,407	1,018,504
BMC Software, Inc. (a)(c)	130,417	5,051,050
Bottomline Technologies, Inc. (a)	26,416	425,033
BSQUARE Corp. (a)	300	639
CA, Inc.	287,365	6,350,767
Cadence Design Systems, Inc. (a)	230,461	1,382,766
Chordiant Software, Inc. (a)	6,787	18,936
Citrix Systems, Inc. (a)(c)	130,000	4,963,400
CommVault Systems, Inc. (a)(c)	53,307	1,108,786
Compuware Corp. (a)	152,129	1,055,775
Concur Technologies, Inc. (a)(c)	35,353	1,310,182
Convera Corp. Class A (a)(c)	2,323	530
Datawatch Corp. (a)	2,268	4,854
Double-Take Software, Inc. (a)	15,000	132,000
ebix.com, Inc. (a)(c)	5,000	259,550
Electronic Arts, Inc. (a)(c)	232,488	3,926,722
Epicor Software Corp. (a)(c)	38,816	291,120
EPIQ Systems, Inc. (a)(c)	26,916	348,562
FactSet Research Systems, Inc.	30,000	2,170,500
Fair Isaac Corp.	50,575	922,994
FalconStor Software, Inc. (a)	18,520	71,487
Fonix Corp. (a)	1	0
Fortinet, Inc.	1,427	24,245
Geeknet, Inc. (a)(c)	13,735	17,856
GSE Systems, Inc. (a)(c)	452	2,152
i2 Technologies, Inc. (a)(c)	13,978	257,195
Informatica Corp. (a)(c)	70,941	1,592,625
Interactive Intelligence, Inc. (a)	2,508	43,288
Intuit, Inc. (a)(c)	195,566	5,712,483
Jack Henry & Associates, Inc.	61,000	1,393,850
JDA Software Group, Inc. (a)(c)	34,490	809,825
Kenexa Corp. (a)	14,889	161,546
Lawson Software, Inc. (a)(c)	80,623	528,081
Magma Design Automation, Inc. (a)	31,318	76,416
Manhattan Associates, Inc. (a)(c)	23,929	563,767
McAfee, Inc. (a)	109,969	4,195,317
Mentor Graphics Corp. (a)(c)	93,643	690,149
MICROS Systems, Inc. (a)(c)	65,052	1,825,359
Microsoft Corp.	5,930,000	174,401,300
MicroStrategy, Inc. Class A (a)(c)	12,488	1,093,574
NetScout Systems, Inc. (a)(c)	23,319	293,586
NetSol Technologies, Inc. (a)	20	18
NetSuite, Inc. (a)(c)	16,207	226,250
Novell, Inc. (a)	266,027	1,040,166
Nuance Communications, Inc. (a)(c)	152,070	2,309,943
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Opnet Technologies, Inc.	5,444	$ 57,271
Oracle Corp.	2,874,964	63,479,205
Parametric Technology Corp. (a)(c)	82,569	1,243,489
Peerless Systems Corp. (a)	200	484
Pegasystems, Inc.	4,263	122,476
Pervasive Software, Inc. (a)	4,889	23,956
Phoenix Technologies Ltd. (a)(c)	13,582	35,721
Plato Learning, Inc. (a)	2,149	9,004
Progress Software Corp. (a)(c)	36,598	881,646
PROS Holdings, Inc. (a)	15,000	117,000
QAD, Inc.	4,871	27,034
Quest Software, Inc. (a)	35,867	603,642
Radiant Systems, Inc. (a)	15,620	151,358
Red Hat, Inc. (a)(c)	132,948	3,549,712
Renaissance Learning, Inc.	5,254	57,006
Rosetta Stone, Inc. (c)	9,673	170,535
Rovi Corp. (a)	57,552	1,715,625
S1 Corp. (a)	50,691	302,118
Salesforce.com, Inc. (a)(c)	74,554	4,673,045
Smith Micro Software, Inc. (a)(c)	24,403	154,471
SolarWinds, Inc.	23,042	427,429
Solera Holdings, Inc.	48,885	1,709,020
Sonic Foundry, Inc. (a)	180	990
Sonic Solutions, Inc. (a)(c)	21,391	183,535
SonicWALL, Inc. (a)(c)	60,735	473,126
Sourcefire, Inc. (a)	3,343	65,623
SRS Labs, Inc. (a)	3,224	22,342
StorageNetworks, Inc. (a)	13,600	0
SuccessFactors, Inc. (a)(c)	41,083	618,710
Sybase, Inc. (a)(c)	54,071	2,175,817
Symantec Corp. (a)	585,573	10,393,921
Symyx Technologies, Inc. (a)	19,320	82,110
Synchronoss Technologies, Inc. (a)	24,465	329,788
Synopsys, Inc. (a)	96,141	2,160,288
Take-Two Interactive Software, Inc. (a)(c)	60,048	675,540
Taleo Corp. Class A (a)(c)	24,886	514,145
TeleCommunication Systems, Inc. Class A (a)(c)	57,438	484,202
THQ, Inc. (a)	117,258	574,564
TIBCO Software, Inc. (a)(c)	119,267	1,025,696
TiVo, Inc. (a)(c)	73,373	726,393
Tyler Technologies, Inc. (a)(c)	34,991	699,120
Ultimate Software Group, Inc. (a)(c)	18,927	509,704
Vasco Data Security International, Inc. (a)	35,184	231,511
Veramark Technologies, Inc. (a)	2,300	575
Versant Corp. (a)	320	6,016
VMware, Inc. Class A (a)(c)	24,435	1,025,781

	Shares	Value
Wayside Technology Group, Inc.	1,433	$ 10,962
Websense, Inc. (a)(c)	36,344	571,691
		359,227,680
TOTAL INFORMATION TECHNOLOGY		1,615,569,348
MATERIALS - 4.0%
Chemicals - 2.1%
A. Schulman, Inc.	27,813	453,908
Air Products & Chemicals, Inc. (c)	150,201	12,456,169
Airgas, Inc.	49,122	2,271,893
Albemarle Corp.	62,886	2,122,403
American Pacific Corp. (a)	800	5,656
American Vanguard Corp.	27,915	205,175
Arch Chemicals, Inc.	25,671	688,240
Ashland, Inc.	47,187	1,695,429
Balchem Corp. (c)	21,986	700,914
Cabot Corp.	31,185	715,072
Calgon Carbon Corp. (a)(c)	41,502	580,613
Celanese Corp. Class A (c)	110,825	3,298,152
CF Industries Holdings, Inc. (c)	41,258	3,521,783
Cytec Industries, Inc. (c)	40,411	1,373,166
Dow Chemical Co.	838,454	23,292,252
E.I. du Pont de Nemours & Co.	644,215	22,276,955
Eastman Chemical Co. (c)	47,427	2,851,311
Ecolab, Inc. (c)	177,320	7,963,441
Ferro Corp. (c)	60,371	390,600
Flotek Industries, Inc. (a)(c)	12,942	15,013
FMC Corp. (c)	50,248	2,813,386
Georgia Gulf Corp. (a)	805	11,745
H.B. Fuller Co. (c)	31,742	646,267
Hawkins, Inc.	6,199	135,386
Huntsman Corp.	111,666	1,063,060
ICO, Inc. (a)	28,426	120,242
Innophos Holdings, Inc.	19,698	487,919
International Flavors & Fragrances, Inc.	54,187	2,206,495
Intrepid Potash, Inc. (a)(c)	31,203	949,819
Koppers Holdings, Inc. (c)	29,186	824,505
Kronos Worldwide, Inc.	87	1,145
Landec Corp. (a)	21,495	134,989
LSB Industries, Inc. (a)	19,648	240,099
Lubrizol Corp.	48,000	3,480,960
Material Sciences Corp. (a)	1,552	2,794
Minerals Technologies, Inc.	16,405	866,840
Monsanto Co.	409,248	33,046,776
Nalco Holding Co.	95,000	2,323,700
Nanophase Technologies Corp. (a)	4,415	3,797
NewMarket Corp.	8,586	899,126
NL Industries, Inc.	6,360	43,375
Olin Corp. (c)	41,139	689,901
OM Group, Inc. (a)	27,564	844,285
OMNOVA Solutions, Inc. (a)(c)	3,702	24,507
Penford Corp.	7,525	62,608
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PolyOne Corp. (a)	82,298	$ 590,900
PPG Industries, Inc. (c)	114,749	6,819,533
Praxair, Inc.	233,432	19,148,427
Quaker Chemical Corp.	16,836	328,134
Rockwood Holdings, Inc. (a)(c)	39,589	891,148
RPM International, Inc.	83,000	1,626,800
Senomyx, Inc. (a)	21,458	70,382
Sensient Technologies Corp. (c)	40,668	1,030,527
Sigma Aldrich Corp.	78,776	4,201,912
Solutia, Inc. (a)	86,873	935,622
Spartech Corp.	13,865	150,713
Stepan Co.	9,873	619,235
Terra Industries, Inc.	74,782	2,885,090
Terra Nitrogen Co. LP	2,464	262,391
The Mosaic Co.	112,750	6,139,238
The Scotts Miracle-Gro Co. Class A (c)	26,966	1,076,752
Valspar Corp. (c)	66,080	1,732,618
W.R. Grace & Co. (a)(c)	45,142	1,031,946
Westlake Chemical Corp. (c)	10,398	271,908
Zep, Inc.	19,224	339,880
Zoltek Companies, Inc. (a)(c)	46,821	420,453
		189,375,480
Construction Materials - 0.1%
Eagle Materials, Inc. (c)	40,054	1,079,856
Headwaters, Inc. (a)(c)	58,586	275,940
Martin Marietta Materials, Inc.	30,403	2,593,072
Texas Industries, Inc. (c)	14,848	515,820
U.S. Concrete, Inc. (a)	30,514	21,665
Vulcan Materials Co.	80,680	3,911,366
		8,397,719
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)(c)	4,716	178,218
Aptargroup, Inc. (c)	45,669	1,649,564
Ball Corp.	66,446	3,283,097
Bemis Co., Inc.	72,528	2,125,070
Crown Holdings, Inc. (a)	110,480	2,780,782
Graphic Packaging Holding Co. (a)	22,196	59,929
Greif, Inc. Class A (c)	25,003	1,396,668
MOD-PAC Corp. (sub. vtg.) (a)	1,150	5,037
Myers Industries, Inc.	14,920	123,388
Owens-Illinois, Inc. (a)	123,578	3,864,284
Packaging Corp. of America	79,314	1,579,935
Pactiv Corp. (a)	87,405	2,128,312
Rock-Tenn Co. Class A	27,000	1,219,590
Sealed Air Corp.	108,108	2,409,727
Silgan Holdings, Inc.	19,066	1,021,366
Sonoco Products Co.	71,000	2,000,780
Temple-Inland, Inc.	68,983	1,241,004
		27,066,751

	Shares	Value
Metals & Mining - 1.2%
A.M. Castle & Co.	9,744	$ 127,646
AK Steel Holding Corp.	88,152	1,763,040
Alcoa, Inc.	698,900	8,750,228
Allegheny Technologies, Inc. (c)	63,150	2,148,995
Allied Nevada Gold Corp. (a)(c)	35,000	455,000
Amcol International Corp. (c)	19,393	528,459
Brush Engineered Materials, Inc. (a)(c)	25,983	459,899
Carpenter Technology Corp. (c)	27,979	648,553
Century Aluminum Co. (a)(c)	75,452	735,657
Cliffs Natural Resources, Inc.	92,783	4,088,019
Coeur d'Alene Mines Corp. (a)(c)	32,301	736,786
Commercial Metals Co. (c)	84,856	1,349,210
Compass Minerals International, Inc.	21,829	1,420,850
Freeport-McMoRan Copper & Gold, Inc.	311,379	25,782,181
General Moly, Inc. (a)	29,643	66,697
Haynes International, Inc.	10,049	269,313
Hecla Mining Co. (a)(c)	230,415	1,523,043
Horsehead Holding Corp. (a)	45,973	515,817
Kaiser Aluminum Corp. (c)	10,073	389,221
Newmont Mining Corp.	368,601	19,771,758
Nucor Corp. (c)	203,069	8,612,156
Olympic Steel, Inc.	11,152	309,245
Reliance Steel & Aluminum Co.	47,022	1,922,259
Royal Gold, Inc. (c)	35,402	1,905,336
RTI International Metals, Inc. (a)(c)	29,113	576,729
Schnitzer Steel Industries, Inc. Class A (c)	15,000	669,300
Southern Copper Corp. (c)	165,724	5,773,824
Steel Dynamics, Inc.	152,479	2,579,945
Stillwater Mining Co. (a)(c)	36,480	347,290
Synalloy Corp.	700	6,321
Titanium Metals Corp. (c)	70,000	683,900
United States Steel Corp. (c)	105,357	4,705,244
Universal Stainless & Alloy Products, Inc. (a)(c)	3,224	52,326
US Gold Corp. (a)(c)	30,000	85,200
Walter Energy, Inc.	39,457	2,706,750
Worthington Industries, Inc.	49,734	582,385
		103,048,582
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)(c)	19,818	191,838
Clearwater Paper Corp. (a)(c)	8,645	424,729
Deltic Timber Corp.	16,733	639,535
Domtar Corp. (a)	35,379	1,996,083
Glatfelter	43,011	478,282
International Paper Co.	293,172	7,461,227
Louisiana-Pacific Corp. (a)(c)	78,927	492,504
MeadWestvaco Corp.	117,733	3,222,352
Neenah Paper, Inc.	13,013	181,271
Schweitzer-Mauduit International, Inc.	13,459	828,536
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Wausau-Mosinee Paper Corp. (c)	43,208	$ 438,561
Weyerhaeuser Co. (c)	158,000	6,152,520
		22,507,438
TOTAL MATERIALS		350,395,970
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.4%
8X8, Inc. (a)	1,000	1,140
AboveNet, Inc. (a)	17,333	889,183
Alaska Communication Systems Group, Inc. (c)	65,347	477,687
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,461,761	120,199,841
Atlantic Tele-Network, Inc.	14,040	658,055
Broadcast International, Inc. (a)	270	338
Cbeyond, Inc. (a)(c)	40,071	517,317
CenturyTel, Inc.	196,106	6,979,413
Cincinnati Bell, Inc. (a)(c)	143,413	427,371
Clearwire Corp. Class A (a)(c)	85,640	484,722
Cogent Communications Group, Inc. (a)(c)	37,872	322,291
Consolidated Communications Holdings, Inc.	31,380	476,976
Frontier Communications Corp.	166,603	1,316,164
General Communications, Inc. Class A (a)	32,745	197,780
Global Crossing Ltd. (a)(c)	20,490	231,537
HickoryTech Corp.	540	4,423
iBasis, Inc. (a)	13,800	41,262
IDT Corp. Class B (a)	13,297	49,199
Iowa Telecommunication Services, Inc. (c)	47,554	756,109
Level 3 Communications, Inc. (a)(c)	1,233,430	1,541,788
Neutral Tandem, Inc. (a)(c)	16,732	386,007
PAETEC Holding Corp. (a)(c)	54,655	200,584
Premiere Global Services, Inc. (a)	40,771	308,229
Qwest Communications International, Inc. (c)	918,558	3,352,737
SureWest Communications (a)	9,983	86,952
tw telecom, inc. (a)(c)	130,227	1,894,803
Verizon Communications, Inc.	2,142,889	67,415,288
Vonage Holdings Corp. (a)(c)	126,259	161,612
Windstream Corp. (c)	332,758	3,300,959
XETA Technologies, Inc. (a)	2,000	5,160
		212,684,927
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)(c)	281,940	11,536,985
Crown Castle International Corp. (a)(c)	186,030	6,825,441
FiberTower Corp. (a)(c)	27,468	14,833
IPCS, Inc. (a)(c)	17,565	421,736
Leap Wireless International, Inc. (a)(c)	44,273	638,859

	Shares	Value
MetroPCS Communications, Inc. (a)(c)	172,855	$ 1,088,987
NII Holdings, Inc. (a)	115,192	3,432,722
NTELOS Holdings Corp.	25,472	428,184
SBA Communications Corp. Class A (a)(c)	88,053	2,821,218
Shenandoah Telecommunications Co.	20,147	338,470
Sprint Nextel Corp. (a)(c)	2,175,128	8,069,725
Syniverse Holdings, Inc. (a)(c)	45,577	722,851
Telephone & Data Systems, Inc.	73,482	2,240,466
Terrestar Corp. (a)(c)	26,200	29,606
U.S. Cellular Corp. (a)	6,963	259,441
USA Mobility, Inc. (c)	34,004	339,360
		39,208,884
TOTAL TELECOMMUNICATION SERVICES		251,893,811
UTILITIES - 3.7%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	118,891	2,613,224
Allete, Inc.	38,638	1,292,055
American Electric Power Co., Inc.	341,781	11,001,930
Brookfield Infrastructure Partners LP	8,512	131,085
Central Vermont Public Service Corp.	16,999	329,951
Cleco Corp. (c)	47,870	1,221,642
DPL, Inc. (c)	84,246	2,262,848
Duke Energy Corp. (c)	975,216	16,266,603
Edison International (c)	211,599	7,204,946
El Paso Electric Co. (a)(c)	53,918	1,067,576
Empire District Electric Co.	46,000	834,440
Entergy Corp.	149,457	11,754,793
Exelon Corp.	495,982	23,896,413
FirstEnergy Corp.	216,163	9,312,302
FPL Group, Inc.	282,396	14,676,120
Great Plains Energy, Inc.	79,381	1,412,982
Hawaiian Electric Industries, Inc. (c)	68,932	1,368,990
IDACORP, Inc. (c)	36,791	1,087,910
ITC Holdings Corp.	40,146	1,785,293
MGE Energy, Inc.	15,941	547,414
Northeast Utilities	123,000	2,965,530
NV Energy, Inc.	164,486	1,914,617
Pepco Holdings, Inc.	144,996	2,363,435
Pinnacle West Capital Corp. (c)	68,015	2,386,646
PNM Resources, Inc.	82,308	916,911
Portland General Electric Co. (c)	55,105	1,080,609
PPL Corp.	278,931	8,512,974
Progress Energy, Inc. (c)	202,006	7,896,415
Southern Co.	603,476	19,365,545
UIL Holdings Corp.	31,926	860,725
Unisource Energy Corp. (c)	32,881	980,511
Unitil Corp.	14,363	304,352
Westar Energy, Inc.	68,366	1,407,656
		161,024,443
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.4%
AGL Resources, Inc.	55,000	$ 1,900,250
Amerigas Partners LP	11,005	412,908
Atmos Energy Corp.	68,000	1,862,520
Chesapeake Utilities Corp.	12,055	377,804
Delta Natural Gas Co., Inc.	1,791	48,536
Energen Corp.	50,336	2,189,616
EQT Corp. (c)	93,000	3,826,950
Ferrellgas Partners LP	16,104	354,932
Laclede Group, Inc.	18,808	588,878
National Fuel Gas Co. New Jersey (c)	52,000	2,435,160
New Jersey Resources Corp. (c)	31,000	1,092,130
Nicor, Inc. (c)	34,000	1,331,440
Northwest Natural Gas Co. (c)	23,927	1,025,990
ONEOK, Inc. (c)	65,000	2,601,300
Piedmont Natural Gas Co., Inc. (c)	37,346	885,100
Questar Corp.	122,500	4,859,575
South Jersey Industries, Inc.	29,737	1,072,316
Southwest Gas Corp. (c)	35,257	924,086
Spectra Energy Partners, LP	6,376	176,806
Star Gas Partners LP	10,101	39,192
Suburban Propane Partners LP	12,679	556,608
UGI Corp.	77,269	1,814,276
WGL Holdings, Inc. (c)	38,000	1,196,240
		31,572,613
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	511,701	6,519,071
Black Hills Corp.	45,161	1,064,445
Calpine Corp. (a)(c)	279,860	3,112,043
Constellation Energy Group, Inc.	128,764	4,097,270
Dynegy, Inc. Class A (a)	348,704	631,154
Mirant Corp. (a)(c)	115,661	1,647,013
NRG Energy, Inc. (a)	192,725	4,613,837
Ormat Technologies, Inc. (c)	19,662	809,485
RRI Energy, Inc. (a)	268,023	1,318,673
		23,812,991
Multi-Utilities - 1.2%
Alliant Energy Corp. (c)	75,633	2,078,395
Ameren Corp.	134,314	3,490,821
Avista Corp.	53,061	1,104,199
CenterPoint Energy, Inc.	215,636	2,861,490
CH Energy Group, Inc.	20,599	831,788
CMS Energy Corp. (c)	154,517	2,200,322
Consolidated Edison, Inc. (c)	194,280	8,336,555
Dominion Resources, Inc.	445,392	16,203,361
DTE Energy Co. (c)	110,396	4,427,984
Integrys Energy Group, Inc.	52,000	2,004,080
MDU Resources Group, Inc.	118,182	2,670,913
NiSource, Inc.	193,996	2,764,443

	Shares	Value
NorthWestern Energy Corp.	51,010	$ 1,315,548
NSTAR (c)	71,901	2,382,080
OGE Energy Corp. (c)	63,629	2,201,563
PG&E Corp. (c)	277,866	11,764,846
Public Service Enterprise Group, Inc.	387,954	12,166,237
SCANA Corp.	76,000	2,675,200
Sempra Energy (c)	171,000	9,086,940
TECO Energy, Inc. (c)	142,374	2,100,017
Vectren Corp.	58,914	1,383,890
Wisconsin Energy Corp. (c)	82,000	3,698,200
Xcel Energy, Inc. (c)	320,629	6,515,181
		104,264,053
Water Utilities - 0.0%
American States Water Co. (c)	28,136	930,739
American Water Works Co., Inc.	69,800	1,552,352
Aqua America, Inc. (c)	78,587	1,282,540
Artesian Resources Corp. Class A	3,752	62,846
California Water Service Group (c)	20,626	754,499
Middlesex Water Co.	3,274	52,908
SJW Corp.	12,703	272,479
Southwest Water Co. (c)	7,527	44,409
		4,952,772
TOTAL UTILITIES		325,626,872
TOTAL COMMON STOCKS (Cost $9,291,999,758)		8,747,241,083
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.45% 12/17/09 (d) (Cost $13,997,030)	$ 14,000,000	13,999,552
Money Market Funds - 19.5%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	66,684,140	66,684,140
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	1,657,698,460	1,657,698,460
TOTAL MONEY MARKET FUNDS (Cost $1,724,382,600)		1,724,382,600
TOTAL INVESTMENT PORTFOLIO - 118.8% (Cost $11,030,379,388)	10,485,623,235
NET OTHER ASSETS - (18.8)%	(1,660,413,350)
NET ASSETS - 100%	$ 8,825,209,885
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
62 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 3,393,880	$ 246,879
66 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2009	4,514,400	70,017
217 CME S&P 500 Index Contracts	Dec. 2009	59,392,900	2,712,454
158 NYFE Russell 2000 Mini Index Contracts	Dec. 2009	9,151,360	(39,546)
TOTAL EQUITY INDEX CONTRACTS		$ 76,452,540	$ 2,989,804
The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Dec. 2009	$ 2,150,356	$ 22,036
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,999,712.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 493,205
Fidelity Securities Lending Cash Central Fund	5,928,003
Total	$ 6,421,208
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 884,470,502	$ 884,470,502	$ -	$ -
Consumer Staples	887,016,263	887,016,263	-	-
Energy	992,462,904	992,462,904	-	-
Financials	1,405,327,701	1,405,317,310	8,483	1,908
Health Care	1,107,085,069	1,107,085,069	-	-
Industrials	927,392,643	927,392,643	-	-
Information Technology	1,615,569,348	1,615,569,348	-	-
Materials	350,395,970	350,395,970	-	-
Telecommunication Services	251,893,811	251,893,811	-	-
Utilities	325,626,872	325,626,872	-	-
U.S. Government and Government Agency Obligations	13,999,552	-	13,999,552	-
Money Market Funds	1,724,382,600	1,724,382,600	-	-
Total Investments in Securities:	$ 10,485,623,235	$ 10,471,613,292	$ 14,008,035	$ 1,908
Derivative Instruments:
Assets
Futures Contracts	$ 3,029,350	$ 3,029,350	$ -	$ -
Swap Agreements	22,036	-	22,036	-
Total Assets	$ 3,051,386	$ 3,029,350	$ 22,036	$ -
Liabilities
Futures Contracts	$ (39,546)	$ (39,546)	$ -	$ -
Total Derivative Instruments:	$ 3,011,840	$ 2,989,804	$ 22,036	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,867
Cost of Purchases	41
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,908
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 1,867

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $11,055,422,764. Net unrealized depreciation aggregated $569,799,529, of which $1,481,847,251 related to appreciated investment securities and $2,051,646,780 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Futures contracts are valued at settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual fund, including Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund
(formerly Spartan U.S. Equity Index Fund)

November 30, 2009

1.810737.105

UEI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Johnson Controls, Inc.	1,537,859	$ 41,599
The Goodyear Tire & Rubber Co. (a)	554,801	7,606
		49,205
Automobiles - 0.4%
Ford Motor Co. (a)(c)	7,388,253	65,682
Harley-Davidson, Inc. (c)	538,008	15,678
		81,360
Distributors - 0.1%
Genuine Parts Co.	365,895	13,110
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	292,574	16,697
DeVry, Inc.	142,003	7,714
H&R Block, Inc. (c)	769,048	15,612
		40,023
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,004,953	32,189
Darden Restaurants, Inc. (c)	319,811	10,052
International Game Technology	679,584	12,837
Marriott International, Inc. Class A (c)	578,506	14,879
McDonald's Corp.	2,503,083	158,320
Starbucks Corp. (a)(c)	1,690,591	37,024
Starwood Hotels & Resorts Worldwide, Inc. (c)	428,513	13,721
Wyndham Worldwide Corp.	409,668	7,608
Wynn Resorts Ltd. (c)	158,129	10,206
Yum! Brands, Inc.	1,070,083	37,742
		334,578
Household Durables - 0.3%
Black & Decker Corp.	137,997	8,375
D.R. Horton, Inc.	632,740	6,505
Fortune Brands, Inc.	344,602	13,236
Harman International Industries, Inc. (c)	159,014	5,981
KB Home (c)	169,681	2,299
Leggett & Platt, Inc.	358,110	6,969
Lennar Corp. Class A (c)	353,698	4,481
Newell Rubbermaid, Inc.	636,924	9,242
Pulte Homes, Inc.	724,944	6,626
Whirlpool Corp. (c)	169,792	12,592
		76,306
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	762,593	$ 103,644
Expedia, Inc. (a)(c)	482,976	12,306
Priceline.com, Inc. (a)(c)	96,954	20,760
		136,710
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (c)	615,140	2,491
Hasbro, Inc. (c)	288,772	8,562
Mattel, Inc.	825,613	16,066
		27,119
Media - 2.7%
CBS Corp. Class B	1,554,408	19,912
Comcast Corp. Class A	6,582,075	96,559
DIRECTV (a)(c)	2,153,562	68,117
Gannett Co., Inc.	538,418	5,325
Interpublic Group of Companies, Inc. (a)(c)	1,114,932	7,058
McGraw-Hill Companies, Inc.	722,015	21,632
Meredith Corp.	83,519	2,201
News Corp. Class A	5,156,654	59,095
Omnicom Group, Inc. (c)	712,767	26,173
Scripps Networks Interactive, Inc. Class A	204,631	8,093
The New York Times Co. Class A (c)	265,117	2,238
The Walt Disney Co.	4,262,730	128,820
Time Warner Cable, Inc. (c)	808,166	33,854
Time Warner, Inc.	2,719,283	83,536
Viacom, Inc. Class B (non-vtg.) (a)	1,391,891	41,256
Washington Post Co. Class B	14,230	5,886
		609,755
Multiline Retail - 0.8%
Big Lots, Inc. (a)(c)	189,506	4,370
Family Dollar Stores, Inc.	320,466	9,777
JCPenney Co., Inc. (c)	540,980	15,548
Kohl's Corp. (a)	700,873	37,244
Macy's, Inc.	964,499	15,731
Nordstrom, Inc.	377,830	12,638
Sears Holdings Corp. (a)(c)	114,451	8,120
Target Corp.	1,724,441	80,290
		183,718
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	201,732	8,055
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(c)	216,405	$ 3,820
AutoZone, Inc. (a)(c)	69,908	10,337
Bed Bath & Beyond, Inc. (a)(c)	600,670	22,441
Best Buy Co., Inc. (c)	783,058	33,538
Gamestop Corp. Class A (a)(c)	377,696	9,220
Gap, Inc.	1,104,378	23,656
Home Depot, Inc.	3,909,520	106,964
Limited Brands, Inc.	612,390	10,160
Lowe's Companies, Inc.	3,388,885	73,912
O'Reilly Automotive, Inc. (a)(c)	313,626	12,162
Office Depot, Inc. (a)(c)	630,125	3,869
RadioShack Corp.	287,095	5,415
Sherwin-Williams Co.	224,036	13,630
Staples, Inc.	1,656,742	38,635
Tiffany & Co., Inc. (c)	284,658	12,149
TJX Companies, Inc.	972,139	37,311
		425,274
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	729,543	25,352
NIKE, Inc. Class B	891,614	57,857
Polo Ralph Lauren Corp. Class A	132,619	10,192
VF Corp.	204,495	14,871
		108,272
TOTAL CONSUMER DISCRETIONARY		2,085,430
CONSUMER STAPLES - 11.5%
Beverages - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	252,025	12,896
Coca-Cola Enterprises, Inc.	727,445	14,294
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	455,748	7,798
Dr Pepper Snapple Group, Inc.	582,631	15,259
Molson Coors Brewing Co. Class B	359,643	16,259
Pepsi Bottling Group, Inc.	330,389	12,538
PepsiCo, Inc.	3,573,055	222,315
The Coca-Cola Co.	5,315,216	304,030
		605,389
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	997,427	59,756
CVS Caremark Corp.	3,310,153	102,648
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	1,494,146	$ 33,977
Safeway, Inc. (c)	955,272	21,494
SUPERVALU, Inc.	486,212	6,724
Sysco Corp. (c)	1,355,537	36,654
Wal-Mart Stores, Inc.	4,953,706	270,225
Walgreen Co.	2,276,093	88,517
Whole Foods Market, Inc. (a)(c)	322,198	8,264
		628,259
Food Products - 1.6%
Archer Daniels Midland Co.	1,472,563	45,370
Campbell Soup Co. (c)	441,912	15,454
ConAgra Foods, Inc. (c)	1,013,971	22,500
Dean Foods Co. (a)(c)	413,496	6,575
General Mills, Inc.	746,365	50,753
H.J. Heinz Co. (c)	722,905	30,687
Hershey Co.	380,346	13,453
Hormel Foods Corp. (c)	160,069	6,006
Kellogg Co.	588,311	30,933
Kraft Foods, Inc. Class A	3,382,936	89,918
McCormick & Co., Inc. (non-vtg.) (c)	299,735	10,695
Sara Lee Corp.	1,595,541	19,370
The J.M. Smucker Co.	272,818	16,118
Tyson Foods, Inc. Class A	700,268	8,417
		366,249
Household Products - 2.6%
Clorox Co.	319,602	19,262
Colgate-Palmolive Co.	1,143,177	96,244
Kimberly-Clark Corp.	950,669	62,716
Procter & Gamble Co.	6,694,679	417,413
		595,635
Personal Products - 0.2%
Avon Products, Inc.	979,240	33,539
Estee Lauder Companies, Inc. Class A	270,685	12,676
		46,215
Tobacco - 1.6%
Altria Group, Inc.	4,750,807	89,363
Lorillard, Inc.	378,794	29,512
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	4,436,814	$ 213,366
Reynolds American, Inc.	387,585	19,364
		351,605
TOTAL CONSUMER STAPLES		2,593,352
ENERGY - 11.8%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	710,725	28,955
BJ Services Co.	670,005	12,583
Cameron International Corp. (a)(c)	558,370	21,106
Diamond Offshore Drilling, Inc. (c)	159,407	15,867
ENSCO International, Inc.	326,707	14,375
FMC Technologies, Inc. (a)(c)	280,857	15,298
Halliburton Co.	2,068,147	60,721
Nabors Industries Ltd. (a)(c)	651,468	13,453
National Oilwell Varco, Inc.	959,168	41,263
Rowan Companies, Inc. (c)	260,884	6,441
Schlumberger Ltd.	2,747,291	175,524
Smith International, Inc.	570,037	15,494
		421,080
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	1,125,056	66,975
Apache Corp.	770,058	73,371
Cabot Oil & Gas Corp.	237,714	9,104
Chesapeake Energy Corp.	1,471,674	35,202
Chevron Corp.	4,599,784	358,967
ConocoPhillips	3,401,142	176,077
CONSOL Energy, Inc.	414,451	19,032
Denbury Resources, Inc. (a)(c)	572,103	7,592
Devon Energy Corp.	1,017,887	68,555
El Paso Corp.	1,608,241	15,375
EOG Resources, Inc. (c)	577,823	49,976
Exxon Mobil Corp.	11,022,414	827,451
Hess Corp.	667,603	38,694
Marathon Oil Corp.	1,623,219	52,949
Massey Energy Co. (c)	196,032	7,383
Murphy Oil Corp.	437,653	24,679
Noble Energy, Inc.	397,694	25,950
Occidental Petroleum Corp.	1,859,571	150,235
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. (c)	613,871	$ 27,293
Pioneer Natural Resources Co. (c)	263,907	10,913
Range Resources Corp. (c)	360,677	16,999
Southwestern Energy Co. (a)	790,110	34,733
Spectra Energy Corp.	1,481,436	28,755
Sunoco, Inc. (c)	268,119	6,757
Tesoro Corp.	320,068	4,090
Valero Energy Corp.	1,290,733	20,510
Williams Companies, Inc.	1,337,073	26,594
XTO Energy, Inc.	1,330,729	56,476
		2,240,687
TOTAL ENERGY		2,661,767
FINANCIALS - 14.2%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	584,860	22,295
Bank of New York Mellon Corp.	2,758,770	73,494
Charles Schwab Corp.	2,183,248	40,019
E*TRADE Financial Corp. (a)(c)	3,551,282	5,824
Federated Investors, Inc. Class B (non-vtg.) (c)	202,917	5,231
Franklin Resources, Inc. (c)	343,378	37,095
Goldman Sachs Group, Inc.	1,172,558	198,936
Invesco Ltd.	954,246	21,232
Janus Capital Group, Inc. (c)	417,707	5,468
Legg Mason, Inc.	372,457	10,537
Morgan Stanley	3,117,344	98,446
Northern Trust Corp.	553,674	27,407
State Street Corp.	1,134,146	46,840
T. Rowe Price Group, Inc.	587,435	28,743
		621,567
Commercial Banks - 2.8%
BB&T Corp.	1,563,270	38,925
Comerica, Inc.	346,591	9,867
Fifth Third Bancorp	1,824,108	18,387
First Horizon National Corp. (c)	501,444	6,795
Huntington Bancshares, Inc.	1,638,352	6,259
KeyCorp	2,015,004	11,808
M&T Bank Corp. (c)	189,378	12,419
Marshall & Ilsley Corp.	1,156,223	6,648
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	1,058,259	$ 60,331
Regions Financial Corp.	2,725,199	15,970
SunTrust Banks, Inc.	1,144,097	27,035
U.S. Bancorp, Delaware	4,385,245	105,816
Wells Fargo & Co.	10,714,662	300,439
Zions Bancorp (c)	315,967	4,155
		624,854
Consumer Finance - 0.8%
American Express Co.	2,727,518	114,092
Capital One Financial Corp.	1,043,493	40,028
Discover Financial Services	1,228,675	18,995
SLM Corp. (a)(c)	1,072,491	11,765
		184,880
Diversified Financial Services - 4.1%
Bank of America Corp.	19,843,038	314,512
Citigroup, Inc.	29,912,219	122,939
CME Group, Inc.	152,354	50,007
IntercontinentalExchange, Inc. (a)(c)	167,818	17,921
JPMorgan Chase & Co.	9,019,632	383,244
Leucadia National Corp. (a)(c)	435,969	9,382
Moody's Corp. (c)	449,835	10,450
NYSE Euronext	596,329	15,075
The NASDAQ Stock Market, Inc. (a)	325,500	6,080
		929,610
Insurance - 2.5%
AFLAC, Inc.	1,072,302	49,358
Allstate Corp.	1,230,240	34,951
American International Group, Inc. (a)(c)	308,659	8,766
Aon Corp.	629,544	24,382
Assurant, Inc.	270,474	8,268
Cincinnati Financial Corp. (c)	373,015	9,519
Genworth Financial, Inc. Class A (a)(c)	1,103,692	11,887
Hartford Financial Services Group, Inc.	881,342	21,558
Lincoln National Corp.	692,874	15,874
Loews Corp.	834,269	29,550
Marsh & McLennan Companies, Inc.	1,201,429	27,092
MBIA, Inc. (a)(c)	362,559	1,254
MetLife, Inc.	1,877,606	64,195
Principal Financial Group, Inc. (c)	731,503	18,573
Progressive Corp. (a)	1,556,419	26,101
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	1,061,923	$ 52,937
The Chubb Corp.	802,524	40,239
The Travelers Companies, Inc.	1,301,743	68,198
Torchmark Corp. (c)	189,758	8,251
Unum Group	760,121	14,473
XL Capital Ltd. Class A	784,798	14,370
		549,796
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	268,446	3,627
AvalonBay Communities, Inc. (c)	183,338	13,244
Boston Properties, Inc. (c)	317,852	21,290
Equity Residential (SBI) (c)	628,382	20,240
HCP, Inc. (c)	672,240	21,041
Health Care REIT, Inc. (c)	274,971	12,250
Host Hotels & Resorts, Inc. (c)	1,385,079	14,571
Kimco Realty Corp. (c)	863,222	10,635
Plum Creek Timber Co., Inc. (c)	373,422	12,879
ProLogis Trust (c)	1,085,318	14,196
Public Storage	311,032	24,752
Simon Property Group, Inc.	649,260	47,175
Ventas, Inc. (c)	359,034	15,413
Vornado Realty Trust	358,076	23,440
		254,753
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	618,646	7,071
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,081,811	14,377
People's United Financial, Inc.	799,015	13,016
		27,393
TOTAL FINANCIALS		3,199,924
HEALTH CARE - 12.6%
Biotechnology - 1.6%
Amgen, Inc. (a)	2,329,068	131,243
Biogen Idec, Inc. (a)	662,512	31,098
Celgene Corp. (a)	1,051,884	58,327
Cephalon, Inc. (a)(c)	171,209	9,408
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	619,971	$ 31,433
Gilead Sciences, Inc. (a)	2,073,986	95,507
		357,016
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	1,382,360	75,408
Becton, Dickinson & Co.	549,059	41,070
Boston Scientific Corp. (a)	3,457,553	28,940
C. R. Bard, Inc.	223,892	18,406
CareFusion Corp. (a)	412,866	10,664
DENTSPLY International, Inc. (c)	340,806	11,356
Hospira, Inc. (a)	369,464	17,346
Intuitive Surgical, Inc. (a)(c)	87,006	24,409
Medtronic, Inc.	2,538,533	107,735
St. Jude Medical, Inc. (a)	798,119	29,299
Stryker Corp.	647,380	32,628
Varian Medical Systems, Inc. (a)(c)	287,914	13,457
Zimmer Holdings, Inc. (a)	491,522	29,083
		439,801
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,001,143	29,143
AmerisourceBergen Corp.	681,779	16,833
Cardinal Health, Inc.	824,960	26,588
CIGNA Corp.	625,468	20,065
Coventry Health Care, Inc. (a)(c)	343,061	7,736
DaVita, Inc. (a)	238,530	14,131
Express Scripts, Inc. (a)	629,389	54,002
Humana, Inc. (a)(c)	389,121	16,152
Laboratory Corp. of America Holdings (a)(c)	248,395	18,123
McKesson Corp.	610,410	37,858
Medco Health Solutions, Inc. (a)(c)	1,086,560	68,627
Patterson Companies, Inc. (a)	213,212	5,482
Quest Diagnostics, Inc. (c)	357,859	20,734
Tenet Healthcare Corp. (a)	993,062	4,518
UnitedHealth Group, Inc.	2,666,094	76,437
WellPoint, Inc. (a)	1,089,576	58,870
		475,299
Health Care Technology - 0.0%
IMS Health, Inc.	418,318	8,935
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)(c)	404,447	20,133
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Millipore Corp. (a)	127,399	$ 8,676
PerkinElmer, Inc. (c)	267,666	5,051
Thermo Fisher Scientific, Inc. (a)	936,127	44,213
Waters Corp. (a)(c)	219,078	12,877
		90,950
Pharmaceuticals - 6.5%
Abbott Laboratories	3,545,657	193,203
Allergan, Inc.	705,301	40,999
Bristol-Myers Squibb Co.	4,543,390	114,993
Eli Lilly & Co.	2,319,117	85,181
Forest Laboratories, Inc. (a)	691,917	21,214
Johnson & Johnson	6,320,652	397,190
King Pharmaceuticals, Inc. (a)	569,119	6,733
Merck & Co., Inc.	6,998,043	253,399
Mylan, Inc. (a)(c)	700,299	12,514
Pfizer, Inc.	18,495,746	336,068
Watson Pharmaceuticals, Inc. (a)(c)	242,497	8,994
		1,470,488
TOTAL HEALTH CARE		2,842,489
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.7%
General Dynamics Corp.	883,233	58,205
Goodrich Corp.	284,363	16,874
Honeywell International, Inc.	1,724,888	66,356
ITT Corp.	418,347	21,637
L-3 Communications Holdings, Inc.	267,375	20,954
Lockheed Martin Corp.	740,497	57,189
Northrop Grumman Corp.	729,603	39,982
Precision Castparts Corp.	321,604	33,344
Raytheon Co.	893,091	46,021
Rockwell Collins, Inc.	361,572	19,330
The Boeing Co.	1,666,123	87,322
United Technologies Corp.	2,158,876	145,163
		612,377
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	386,191	21,526
Expeditors International of Washington, Inc.	486,540	15,535
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	716,359	$ 60,497
United Parcel Service, Inc. Class B	2,280,856	131,081
		228,639
Airlines - 0.1%
Southwest Airlines Co. (c)	1,700,560	15,645
Building Products - 0.1%
Masco Corp. (c)	823,851	11,188
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	258,589	9,713
Cintas Corp. (c)	301,373	8,466
Iron Mountain, Inc. (a)(c)	413,362	9,921
Pitney Bowes, Inc.	474,891	10,941
R.R. Donnelley & Sons Co.	470,869	9,690
Republic Services, Inc.	739,259	20,847
Stericycle, Inc. (a)(c)	195,070	10,676
Waste Management, Inc.	1,130,019	37,110
		117,364
Construction & Engineering - 0.2%
Fluor Corp.	412,532	17,524
Jacobs Engineering Group, Inc. (a)(c)	284,200	9,944
Quanta Services, Inc. (a)(c)	479,875	8,998
		36,466
Electrical Equipment - 0.4%
Emerson Electric Co.	1,723,825	71,384
First Solar, Inc. (a)(c)	110,661	13,181
Rockwell Automation, Inc. (c)	325,588	14,160
		98,725
Industrial Conglomerates - 2.4%
3M Co.	1,601,648	124,032
General Electric Co.	24,373,405	390,462
Textron, Inc. (c)	619,808	12,427
		526,921
Machinery - 1.6%
Caterpillar, Inc.	1,424,981	83,205
Cummins, Inc.	462,853	20,782
Danaher Corp.	594,007	42,127
Deere & Co.	970,061	51,908
Dover Corp.	426,914	17,452
Eaton Corp.	379,815	24,270
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	128,272	$ 12,758
Illinois Tool Works, Inc.	883,281	42,963
PACCAR, Inc.	833,298	30,899
Pall Corp.	270,484	8,610
Parker Hannifin Corp.	368,159	19,866
Snap-On, Inc.	132,371	4,785
The Stanley Works	182,006	8,840
		368,465
Professional Services - 0.1%
Dun & Bradstreet Corp.	121,015	9,511
Equifax, Inc.	289,848	8,304
Monster Worldwide, Inc. (a)(c)	288,763	4,219
Robert Half International, Inc.	348,316	7,778
		29,812
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	600,499	59,029
CSX Corp.	899,141	42,691
Norfolk Southern Corp.	843,201	43,341
Ryder System, Inc. (c)	128,333	5,203
Union Pacific Corp.	1,156,659	73,170
		223,434
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	303,193	11,242
W.W. Grainger, Inc.	143,530	14,023
		25,265
TOTAL INDUSTRIALS		2,294,301
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.6%
Ciena Corp. (a)(c)	209,940	2,551
Cisco Systems, Inc. (a)	13,229,039	309,560
Harris Corp.	300,618	13,197
JDS Uniphase Corp. (a)	497,712	3,678
Juniper Networks, Inc. (a)(c)	1,202,324	31,417
Motorola, Inc. (c)	5,264,577	42,169
QUALCOMM, Inc.	3,812,624	171,568
Tellabs, Inc. (a)	908,656	5,098
		579,238
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.7%
Apple, Inc. (a)	2,054,618	$ 410,739
Dell, Inc. (a)	3,947,114	55,733
EMC Corp. (a)	4,637,708	78,053
Hewlett-Packard Co.	5,438,210	266,799
International Business Machines Corp.	3,006,604	379,884
Lexmark International, Inc. Class A (a)(c)	179,104	4,508
NetApp, Inc. (a)	771,474	23,777
QLogic Corp. (a)(c)	270,870	4,859
SanDisk Corp. (a)(c)	520,775	10,270
Sun Microsystems, Inc. (a)	1,727,893	14,704
Teradata Corp. (a)	394,035	11,545
Western Digital Corp. (a)(c)	515,333	18,985
		1,279,856
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	791,538	22,891
Amphenol Corp. Class A	393,162	16,198
Corning, Inc.	3,565,552	59,473
FLIR Systems, Inc. (a)(c)	347,432	9,971
Jabil Circuit, Inc.	422,932	5,629
Molex, Inc.	311,739	5,795
		119,957
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)(c)	395,414	9,490
eBay, Inc. (a)	2,574,878	63,007
Google, Inc. Class A (a)	551,819	321,710
VeriSign, Inc. (a)(c)	442,359	9,927
Yahoo!, Inc. (a)	2,735,958	40,957
		445,091
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	223,949	12,362
Automatic Data Processing, Inc.	1,151,721	50,042
Cognizant Technology Solutions Corp. Class A (a)	672,497	29,543
Computer Sciences Corp. (a)	347,934	19,244
Convergys Corp. (a)	281,765	3,150
Fidelity National Information Services, Inc.	751,788	16,990
Fiserv, Inc. (a)(c)	354,081	16,373
MasterCard, Inc. Class A (c)	220,068	53,006
Paychex, Inc. (c)	736,851	23,100
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	1,609,047	$ 29,687
Total System Services, Inc. (c)	452,168	7,813
		261,310
Office Electronics - 0.1%
Xerox Corp. (c)	1,993,299	15,348
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(c)	1,286,230	9,016
Altera Corp.	674,733	14,190
Analog Devices, Inc.	668,689	20,054
Applied Materials, Inc.	3,058,967	37,656
Broadcom Corp. Class A (a)(c)	989,522	28,894
Intel Corp.	12,839,404	246,517
KLA-Tencor Corp. (c)	391,440	12,229
Linear Technology Corp.	509,842	13,750
LSI Corp. (a)(c)	1,495,212	7,910
MEMC Electronic Materials, Inc. (a)(c)	512,729	6,173
Microchip Technology, Inc. (c)	419,611	11,015
Micron Technology, Inc. (a)(c)	1,942,298	14,606
National Semiconductor Corp. (c)	536,827	7,838
Novellus Systems, Inc. (a)(c)	223,821	4,631
NVIDIA Corp. (a)(c)	1,256,418	16,409
Teradyne, Inc. (a)(c)	400,398	3,548
Texas Instruments, Inc.	2,893,164	73,168
Xilinx, Inc.	633,057	14,332
		541,936
Software - 4.2%
Adobe Systems, Inc. (a)(c)	1,204,120	42,241
Autodesk, Inc. (a)(c)	526,909	12,356
BMC Software, Inc. (a)	421,992	16,344
CA, Inc.	913,043	20,178
Citrix Systems, Inc. (a)(c)	419,824	16,029
Compuware Corp. (a)	544,808	3,781
Electronic Arts, Inc. (a)(c)	742,022	12,533
Intuit, Inc. (a)(c)	740,970	21,644
McAfee, Inc. (a)(c)	360,549	13,755
Microsoft Corp.	17,780,411	522,922
Novell, Inc. (a)	795,403	3,110
Oracle Corp.	8,957,858	197,790
Red Hat, Inc. (a)(c)	431,207	11,513
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)(c)	250,275	$ 15,687
Symantec Corp. (a)	1,868,124	33,159
		943,042
TOTAL INFORMATION TECHNOLOGY		4,185,778
MATERIALS - 3.5%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	481,837	39,959
Airgas, Inc.	187,300	8,663
CF Industries Holdings, Inc. (c)	111,137	9,487
Dow Chemical Co.	2,622,973	72,866
E.I. du Pont de Nemours & Co.	2,072,488	71,667
Eastman Chemical Co. (c)	166,664	10,020
Ecolab, Inc.	543,175	24,394
FMC Corp. (c)	166,268	9,309
International Flavors & Fragrances, Inc.	181,173	7,377
Monsanto Co.	1,252,092	101,106
PPG Industries, Inc.	378,233	22,478
Praxair, Inc.	703,660	57,721
Sigma Aldrich Corp.	279,389	14,903
		449,950
Construction Materials - 0.1%
Vulcan Materials Co. (c)	286,671	13,898
Containers & Packaging - 0.2%
Ball Corp.	215,866	10,666
Bemis Co., Inc.	247,694	7,257
Owens-Illinois, Inc. (a)	386,196	12,076
Pactiv Corp. (a)	302,668	7,370
Sealed Air Corp.	364,166	8,117
		45,486
Metals & Mining - 1.0%
AK Steel Holding Corp.	250,899	5,018
Alcoa, Inc.	2,234,790	27,980
Allegheny Technologies, Inc. (c)	224,938	7,655
Freeport-McMoRan Copper & Gold, Inc.	944,480	78,203
Newmont Mining Corp.	1,123,845	60,283
Nucor Corp.	721,725	30,608
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (c)	194,647	$ 1,902
United States Steel Corp. (c)	328,725	14,681
		226,330
Paper & Forest Products - 0.2%
International Paper Co.	992,564	25,261
MeadWestvaco Corp.	392,461	10,742
Weyerhaeuser Co. (c)	484,762	18,877
		54,880
TOTAL MATERIALS		790,544
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	13,532,063	364,554
CenturyTel, Inc.	681,789	24,265
Frontier Communications Corp.	716,421	5,660
Qwest Communications International, Inc. (c)	3,400,137	12,411
Verizon Communications, Inc.	6,515,145	204,966
Windstream Corp. (c)	1,023,081	10,149
		622,005
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	905,119	37,037
MetroPCS Communications, Inc. (a)(c)	597,682	3,765
Sprint Nextel Corp. (a)(c)	6,806,738	25,253
		66,055
TOTAL TELECOMMUNICATION SERVICES		688,060
UTILITIES - 3.6%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	388,721	8,544
American Electric Power Co., Inc.	1,093,552	35,201
Duke Energy Corp.	2,974,127	49,608
Edison International	747,271	25,445
Entergy Corp.	449,062	35,319
Exelon Corp.	1,511,645	72,831
FirstEnergy Corp.	699,160	30,120
FPL Group, Inc.	943,715	49,045
Northeast Utilities	402,022	9,693
Pepco Holdings, Inc.	506,468	8,255
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	232,112	$ 8,145
PPL Corp.	863,712	26,360
Progress Energy, Inc.	640,589	25,041
Southern Co.	1,825,801	58,590
		442,197
Gas Utilities - 0.1%
EQT Corp.	300,237	12,355
Nicor, Inc. (c)	103,720	4,062
Questar Corp.	399,603	15,852
		32,269
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	1,529,827	19,490
Constellation Energy Group, Inc.	460,159	14,642
Dynegy, Inc. Class A (a)	1,162,797	2,105
		36,237
Multi-Utilities - 1.3%
Ameren Corp.	535,257	13,911
CenterPoint Energy, Inc.	886,235	11,760
CMS Energy Corp. (c)	525,037	7,477
Consolidated Edison, Inc. (c)	630,697	27,063
Dominion Resources, Inc.	1,365,252	49,668
DTE Energy Co. (c)	377,230	15,131
Integrys Energy Group, Inc.	175,282	6,755
NiSource, Inc.	631,508	8,999
PG&E Corp.	850,197	35,997
Public Service Enterprise Group, Inc.	1,160,505	36,393
SCANA Corp.	252,903	8,902
Sempra Energy	562,699	29,902
TECO Energy, Inc. (c)	490,239	7,231
Wisconsin Energy Corp.	268,146	12,093
Xcel Energy, Inc. (c)	1,045,237	21,239
		292,521
TOTAL UTILITIES		803,224
TOTAL COMMON STOCKS (Cost $19,004,361)		22,144,869
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.53% 12/17/09 to 7/29/10 (d) (Cost $36,440)	$ 36,500	$ 36,484
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	279,455,734	279,456
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	1,524,031,134	1,524,031
TOTAL MONEY MARKET FUNDS (Cost $1,803,487)		1,803,487
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $20,844,288)		23,984,840
NET OTHER ASSETS - (6.5)%		(1,459,245)
NET ASSETS - 100%		$ 22,525,595
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,390 CME S&P 500 Index Contracts	Dec. 2009	$ 380,443	$ (252)

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $32,487,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 930
Fidelity Securities Lending Cash Central Fund	11,652
Total	$ 12,582
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,085,430	$ 2,085,430	$ -	$ -
Consumer Staples	2,593,352	2,593,352	-	-
Energy	2,661,767	2,661,767	-	-
Financials	3,199,924	3,199,924	-	-
Health Care	2,842,489	2,842,489	-	-
Industrials	2,294,301	2,294,301	-	-
Information Technology	4,185,778	4,185,778	-	-
Materials	790,544	790,544	-	-
Telecommunication Services	688,060	688,060	-	-
Utilities	803,224	803,224	-	-
U.S. Government and Government Agency Obligations	36,484	-	36,484	-
Money Market Funds	1,803,487	1,803,487	-	-
Total Investments in Securities:	$ 23,984,840	$ 23,948,356	$ 36,484	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (252)	$ (252)	$ -	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $20,920,469,000. Net unrealized appreciation aggregated $3,064,371,000, of which $7,067,457,000 related to appreciated investment securities and $4,003,086,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010